                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4367

                          Columbia Funds Series Trust I
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111

               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          James R. Bordewick, Jr., Esq.
                        Columbia Management Advisors, LLC
                              One Financial Center
                                Boston, MA 02111

                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-426-3750

                    Date of fiscal year end: August 31, 2006

                   Date of reporting period: February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

[PHOTO]



                               COLUMBIA FEDERAL
                                SECURITIES FUND

                      Semiannual Report February 28, 2006

                     PRESIDENT'S MESSAGE
                                                  --------------------------
                           Columbia Federal Securities Fund

[PHOTO]



A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure--the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal/1/.

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we've recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder's bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you'll like what you see as you read the reports for the period ended February 28, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued financial clients, in the years to come.

Sincerely,

/s/

Christopher L. Wilson,
President, Columbia Funds




/1/PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Table of Contents


                    Performance Information.............  1

                    Fund Profile........................  2

                    Understanding Your Expenses.........  3

                    Investment Portfolio................  4

                    Statement of Assets and Liabilities. 23

                    Statement of Operations............. 24

                    Statement of Changes in Net Assets.. 25

                    Financial Highlights................ 27

                    Notes to Financial Statements....... 31

                    Board Consideration and
                    Approval of Investment Advisory
                    Agreements.......................... 38

                    Summary of Management Fee Evaluation
                    by Independent Fee Consultant....... 41

                    Important Information
                    About This Report................... 45

The views expressed in the President's Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.


                           --------------------------
                           Not FDIC May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

Performance Information - Columbia Federal Securities Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

  Growth of a $10,000 investment 03/01/96 - 02/28/06 ($)

       Share class
       -----------------------------------------------------------------
       Sales charge                                       without  with

       Class A                                             16,874 16,073

       Class B                                             15,663 15,663

       Class C                                             15,864 15,864

       Class Z                                             17,176    n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Federal Securities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  Average annual total return as of 02/28/06 (%)

      Share class         A              B              C           Z
      -------------------------------------------------------------------
      Inception       03/30/84       06/08/92       08/01/97     01/11/99
      -------------------------------------------------------------------
      Sales charge  without with   without with   without with   without

      6-month
       (cumulative) -0.26   -5.00  -0.63   -5.51  -0.56   -1.53  -0.14

      1-year         2.52   -2.35   1.75   -3.17   1.91    0.92   2.77

      5-year         4.44    3.43   3.67    3.32   3.83    3.83   4.70

      10-year        5.37    4.86   4.59    4.59   4.72    4.72   5.56

  Average annual total return as of 12/31/05 (%)

   Share class                A              B              C           Z
   -------------------------------------------------------------------------
   Sales charge         without with   without with   without with   without

   6-month (cumulative) -0.38   -5.11  -0.75   -5.63  -0.68   -1.65  -0.25

   1-year                2.23   -2.63   1.46   -3.44   1.62    0.64   2.48

   5-year                4.79    3.77   4.03    3.69   4.17    4.17   5.05

   10-year               5.09    4.58   4.31    4.31   4.44    4.44   5.28

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.
PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.
Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Class C and class Z are newer classes of shares. Class C share performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class Z share performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These returns have not been adjusted to reflect any difference in expenses (such as Rule 12b-1 fees) between any of the predecessor shares and the newer classes of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different. Class A shares were initially offered on March 30, 1984, class B shares were initially offered on June 8, 1992, class C shares were initially offered on August 1, 1997 and class Z shares were initially offered on January 11, 1999.

Net asset value per share

                            as of 02/28/06 ($)
                            Class A            10.48
                            Class B            10.48
                            Class C            10.48
                            Class Z            10.48

Distributions declared per share

                          09/01/05 - 02/28/06 ($)
                          Class A                 0.22
                          Class B                 0.18
                          Class C                 0.19
                          Class Z                 0.23

Fund Profile - Columbia Federal Securities Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Summary

                                       [GRAPHIC] -0.26%
                                                 Class A Shares

                                                 +0.12%
                                                 Citicorp Government/Mortgage
                                                 Index

                                                 -0.75%
                                                 Lipper General US Government
                                                 Funds Category

                                    [GRAPHIC]


Summary

.. For the six-month period ended February 28, 2006, the Columbia Federal
  Securities Fund's Class A Shares returned negative 0.26% without sales charge. The fund's benchmark, the Citicorp Government/Mortgage Index returned 0.12%./1/ Expenses generally accounted for the difference in return between the fund and its benchmark. The fund incurs expenses for management and other items while the index has no expenses. The fund beat the average return of the Lipper General US Government Funds Category, which was negative 0.75%./2/

.. The fund's relatively high weight in mortgage-backed securities helped it outperform competing funds. Mortgage securities performed better in an environment of rising interest rates, which hurt bond prices across the board.

.. A barbelled approach to the fund's Treasuries--emphasizing short- and long-term maturities--also helped performance as interest rates rose. However, the use of Treasuries to manage the fund's sensitivity to rising interest rates was only partially successful. The fund's duration--a measure of interest-rate sensitivity--lengthened from 4.3 years to 5.0 years, which hurt performance as interest rates rose.

Portfolio Management

Ann T. Peterson, CFA
.. With the fund since 2000
.. MBA, Boston College; BA, Marquette University

/1/ The Citigroup Government/Mortgage Index is an index that is a combination of the Citigroup Government Index and the Citigroup Mortgage Index. The Government index tracks the performance of the Treasury and government-sponsored indices within the U.S. Broad Investment Grade (BIG) Bond Index. The Mortgage Index tracks the performance of the mortgage component of the BIG Bond Index, comprising 30- and 15-year GNMA, FNMA and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Unlike the fund, indices are not investments, they do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.
/2/ Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

          UNDERSTANDING YOUR EXPENSES
                                      --------------------------------
                                      Columbia Federal Securities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the continuing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period. 09/01/05 - 02/28/06

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical    Actual  Hypothetical  Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      997.42    1,024.79     4.80       4.87            0.97
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      993.70    1,016.27     8.50       8.60            1.72
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      994.40    1,017.01     7.76       7.85            1.57
-------------------------------------------------------------------------------------------------
Class Z 1,000.00      1,000.00      998.61    1,021.22     3.57       3.61            0.72
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the transfer agent and distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only continuing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning different funds. If these transaction costs were included, your costs would have been higher.
Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

             INVESTMENT PORTFOLIO
                                           -----------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

    Mortgage-Backed Securities - 58.3%                     Par ($) Value ($)
    ---------------------------------- ------------------- ------- ---------
    Federal Home Loan Mortgage Corp.   4.431% 02/01/18 (a)  24,118    24,110
                                       5.331% 05/01/18 (a)  61,035    61,285
                                       5.489% 07/01/19 (a)  48,417    48,342
                                       7.000% 08/01/29          19        20
                                       7.500% 04/01/07         663       666
                                       7.500% 08/01/08       4,146     4,186
                                       7.500% 10/01/11      23,634    24,562
                                       7.500% 03/01/16      28,766    28,811
                                       8.000% 04/01/07         356       359
                                       8.000% 06/01/07       3,263     3,306
                                       8.000% 07/01/07         583       591
                                       8.000% 08/01/07       9,284     9,408
                                       8.000% 12/01/07       4,941     5,007
                                       8.000% 05/01/09         298       307
                                       8.000% 06/01/09      13,970    14,082
                                       8.000% 07/01/09      35,001    36,004
                                       8.000% 09/01/09      62,551    64,525
                                       8.000% 05/01/10      20,678    21,476
                                       8.000% 01/01/11      15,408    15,456
                                       8.000% 12/01/11     217,010   221,569
                                       8.000% 05/01/16      75,946    77,829
                                       8.000% 04/01/17      97,135   103,193
                                       8.500% 12/01/07      24,053    24,447
                                       8.500% 01/01/08      14,092    14,309
                                       8.500% 02/01/08       6,545     6,652
                                       8.500% 03/01/08       6,234     6,407
                                       8.500% 10/01/08       3,577     3,654
                                       8.500% 05/01/09      20,128    20,616
                                       8.500% 01/01/10      24,157    25,262
                                       8.500% 07/01/10      11,129    11,323
                                       8.500% 03/01/17       6,097     6,537
                                       8.500% 06/01/17         364       391
                                       8.500% 09/01/17      39,239    41,851
                                       8.500% 09/01/20      85,956    91,678
                                       8.750% 12/01/07       6,730     6,857
                                       8.750% 05/01/08       2,220     2,290
                                       8.750% 07/01/08       5,665     5,765
                                       8.750% 08/01/08       1,042     1,070
                                       8.750% 10/01/08      21,410    21,807
                                       8.750% 03/01/09      17,294    18,024
                                       8.750% 05/01/09      11,936    12,160
                                       8.750% 11/01/09      22,436    23,141
                                       9.000% 12/01/08       2,567     2,654
                                       9.000% 05/01/09      36,157    37,353
                                       9.000% 06/01/09       2,645     2,658
                                       9.000% 07/01/09     118,929   123,608
                                       9.000% 05/01/10       3,577     3,599
                                       9.000% 06/01/11       3,286     3,489
                                       9.000% 12/01/16       6,010     6,489
                                       9.000% 12/01/18      56,248    56,591
                                       9.000% 01/01/22     121,980   132,834
                                       9.250% 10/01/08       4,303     4,460
                                       9.250% 11/01/08      16,797    17,412
                                       9.250% 03/01/09       6,074     6,208
                                       9.250% 01/01/10     177,538   184,032
                                       9.250% 03/01/10      40,730    43,147
                                       9.250% 07/01/10       1,762     1,848
                                       9.250% 10/01/10      51,925    55,008

See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund


Mortgage-Backed Securities - (continued)                       Par ($)  Value ($)
---------------------------------------- ------------------ ---------- ----------
                                         9.250% 11/01/10        19,867     20,306
                                         9.250% 10/01/19        20,280     22,117
                                         9.500% 10/01/08        12,318     12,801
                                         9.500% 11/01/08        10,649     11,066
                                         9.500% 02/01/09        17,489     17,905
                                         9.500% 06/01/09        75,975     78,951
                                         9.500% 07/01/09         6,515      6,856
                                         9.500% 08/01/09        23,424     24,648
                                         9.500% 03/01/10            96        101
                                         9.500% 04/01/11        18,345     19,681
                                         9.500% 05/01/12        12,269     13,261
                                         9.500% 04/01/16         1,765      1,923
                                         9.500% 07/01/16         1,470      1,612
                                         9.500% 09/01/16         2,095      2,284
                                         9.500% 10/01/16         7,471      8,166
                                         9.500% 04/01/18         7,837      8,043
                                         9.500% 06/01/20         2,209      2,435
                                         9.500% 09/01/20           650        713
                                         9.500% 06/01/21        15,805     17,324
                                         9.500% 01/01/29        32,755     36,476
                                         9.750% 11/01/08         2,942      3,065
                                         9.750% 12/01/08        21,123     22,004
                                         9.750% 04/01/09        31,206     32,440
                                         9.750% 09/01/16        11,532     12,391
                                         10.000% 09/01/18        4,991      5,387
                                         10.000% 11/01/19       44,476     48,989
                                         10.250% 01/01/09        4,673      4,777
                                         10.250% 06/01/09        5,145      5,445
                                         10.250% 09/01/09       13,413     14,126
                                         10.250% 10/01/09       58,215     60,945
                                         10.250% 06/01/10       42,733     45,222
                                         10.250% 10/01/10       15,680     16,415
                                         10.250% 08/01/13       17,840     19,048
                                         10.250% 11/01/13       17,790     18,624
                                         10.500% 11/01/09           66         68
                                         10.500% 09/01/13        4,297      4,465
                                         10.500% 01/01/16      104,437    113,939
                                         10.500% 06/01/17       95,209    103,157
                                         10.500% 08/01/19       13,755     14,469
                                         10.500% 09/01/19       16,472     17,533
                                         10.500% 01/01/20       66,666     73,804
                                         10.500% 04/01/21       62,209     65,439
                                         11.250% 10/01/09       20,963     22,445
                                         11.250% 02/01/10       16,276     17,489
                                         11.250% 04/01/11       52,515     56,639
                                         11.250% 10/01/12       11,967     12,652
                                         11.250% 08/01/13       74,013     79,430
                                         11.250% 02/01/15        3,648      3,928
                                         11.250% 07/01/15       29,523     31,793
                                         11.250% 09/01/15       32,237     33,461
                                         11.250% 12/01/15       28,301     30,685
                                         11.500% 02/01/15       38,554     41,896
                                         TBA,
                                         5.500% 03/13/36(b) 90,556,000 89,763,635

                                See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund


Mortgage-Backed Securities - (continued)                         Par ($)   Value ($)
---------------------------------------- ------------------- ----------- -----------
Federal National Mortgage Association    4.332% 07/01/27 (a)      31,776      31,746
                                         4.771% 08/01/19 (a)      27,435      27,666
                                         4.875% 11/01/19 (a)       3,336       3,408
                                         5.424% 07/01/20 (a)      13,190      13,466
                                         5.449% 08/01/36 (a)      24,311      24,655
                                         5.482% 06/01/20 (a)      39,312      40,133
                                         5.500% 06/01/19 (a)      22,032      22,481
                                         5.694% 12/01/31 (a)      55,003      55,226
                                         5.770% 03/01/18 (a)     162,901     167,342
                                         6.000% 12/01/08       1,225,458   1,236,342
                                         6.000% 01/01/09       1,005,569   1,014,500
                                         6.000% 01/01/24         416,677     421,540
                                         6.000% 02/01/24         180,894     183,030
                                         6.000% 03/01/24       1,208,593   1,222,858
                                         6.000% 04/01/24         904,041     914,690
                                         6.000% 05/01/24         267,067     270,220
                                         6.000% 06/01/24         101,346     102,542
                                         6.000% 08/01/24          71,871      72,719
                                         6.000% 01/01/26           4,934       4,993
                                         6.000% 03/01/26          77,050      78,001
                                         6.000% 04/01/26           7,206       7,295
                                         6.000% 05/01/26           9,352       9,468
                                         6.000% 04/01/35     112,171,242 113,319,202
                                         6.127% 12/01/17 (a)      16,486      16,943
                                         6.500% 10/01/07             726         732
                                         6.500% 12/01/07           3,317       3,343
                                         6.500% 01/01/09          10,474      10,599
                                         6.500% 02/01/09           4,886       4,944
                                         6.500% 06/01/09           2,187       2,225
                                         6.500% 08/01/10          20,325      20,767
                                         6.500% 12/01/10           1,770       1,809
                                         6.500% 04/01/11          36,518      37,463
                                         6.500% 10/01/22          25,583      26,206
                                         6.500% 09/01/25          43,961      45,225
                                         6.500% 11/01/25         150,940     155,279
                                         6.500% 05/01/26         199,799     205,543
                                         6.500% 09/01/28          15,300      15,736
                                         6.500% 12/01/28          15,247      15,682
                                         6.500% 01/01/29         160,284     164,853
                                         6.500% 06/01/29         212,494     218,469
                                         6.565% 07/01/16       4,830,882   5,181,658
                                         7.000% 11/01/07             932         942
                                         7.000% 06/01/09           8,783       8,928
                                         7.000% 07/01/10          33,552      34,362
                                         7.000% 09/01/10          22,813      23,424
                                         7.000% 10/01/10          38,434      39,463
                                         7.000% 10/01/12          30,447      31,326
                                         7.000% 08/01/23         169,435     175,727
                                         7.000% 10/01/23          38,769      40,209
                                         7.000% 11/01/23          90,606      93,970
                                         7.000% 02/01/27           7,998       8,298
                                         7.500% 12/01/06           2,190       2,199
                                         7.500% 02/01/08             590         595
                                         7.500% 01/01/09           6,905       6,991
                                         7.500% 05/01/09           7,957       8,046
                                         7.500% 06/01/09          10,782      10,889

See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

   Mortgage-Backed Securities - (continued)                 Par ($) Value ($)
   ---------------------------------------- --------------- ------- ---------
                                            7.500% 12/01/09  29,082    30,022
                                            7.500% 02/01/10   2,061     2,128
                                            7.500% 06/01/10   7,926     8,227
                                            7.500% 11/01/11  13,463    13,784
                                            7.500% 07/01/13  16,334    16,953
                                            7.500% 12/01/14   1,317     1,381
                                            7.500% 01/01/17  53,107    55,893
                                            7.500% 02/01/18  26,143    27,501
                                            7.500% 10/01/23  20,353    21,359
                                            7.500% 12/01/23  62,271    65,350
                                            8.000% 07/01/08  10,231    10,399
                                            8.000% 12/01/08  11,532    11,696
                                            8.000% 03/01/09   4,269     4,333
                                            8.000% 04/01/09  56,703    57,510
                                            8.000% 07/01/09  78,512    79,829
                                            8.000% 08/01/09   5,830     5,855
                                            8.000% 03/01/13   3,715     3,946
                                            8.000% 11/01/15   5,552     5,929
                                            8.000% 06/01/25   2,213     2,364
                                            8.000% 08/01/27  45,585    48,676
                                            8.000% 02/01/30   3,197     3,417
                                            8.000% 03/01/30  10,195    10,893
                                            8.000% 08/01/30   3,860     4,124
                                            8.000% 10/01/30  59,208    63,262
                                            8.000% 11/01/30 295,425   315,655
                                            8.000% 12/01/30 106,539   113,834
                                            8.000% 01/01/31 567,409   606,288
                                            8.000% 02/01/31     965     1,031
                                            8.000% 04/01/31  48,959    52,312
                                            8.000% 05/01/31  57,842    61,797
                                            8.000% 08/01/31   3,642     3,891
                                            8.000% 09/01/31 239,028   255,371
                                            8.000% 12/01/31  20,202    21,583
                                            8.000% 03/01/32  55,756    59,564
                                            8.000% 04/01/32 301,697   322,311
                                            8.000% 05/01/32 605,475   646,826
                                            8.000% 06/01/32 615,585   657,626
                                            8.000% 07/01/32  35,905    38,357
                                            8.000% 08/01/32  59,564    63,632
                                            8.000% 10/01/32  51,060    54,547
                                            8.000% 11/01/32 147,917   158,046
                                            8.000% 02/01/33 269,972   288,409
                                            8.000% 03/01/33  59,412    63,463
                                            8.000% 06/01/33   7,744     8,272
                                            8.250% 05/01/08  20,574    20,892
                                            8.250% 06/01/08     978       993
                                            8.250% 01/01/09   4,216     4,283
                                            8.250% 04/01/09   1,022     1,055
                                            8.250% 05/01/10  13,519    13,734
                                            8.250% 09/01/11  13,871    14,302
                                            8.500% 09/01/07   9,469     9,522
                                            8.500% 02/01/08  30,107    30,636
                                            8.500% 05/01/08   2,874     2,909
                                            8.500% 11/01/08  12,899    13,272
                                            8.500% 12/01/08   4,727     4,753
                                            8.500% 06/01/09  25,588    26,189

                                See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

   Mortgage-Backed Securities - (continued)                 Par ($) Value ($)
   ---------------------------------------- --------------- ------- ---------
                                            8.500% 07/01/09  10,271    10,328
                                            8.500% 03/01/10  13,359    13,433
                                            8.500% 12/01/11  34,177    34,547
                                            8.500% 02/01/15   3,845     3,966
                                            8.500% 04/01/15  18,980    20,001
                                            8.500% 05/01/15  24,747    25,702
                                            8.500% 06/01/15  92,754    93,513
                                            8.500% 02/01/17   3,176     3,405
                                            8.500% 06/01/17   7,198     7,332
                                            8.500% 07/01/17  35,237    36,598
                                            8.500% 12/01/17   9,728     9,782
                                            8.500% 09/01/21  51,165    53,140
                                            9.000% 06/01/07  13,255    13,408
                                            9.000% 08/01/07  29,389    29,403
                                            9.000% 09/01/07  50,018    50,383
                                            9.000% 10/01/07   3,529     3,587
                                            9.000% 03/01/08   6,029     6,142
                                            9.000% 05/01/08   4,643     4,787
                                            9.000% 07/01/08   4,256     4,406
                                            9.000% 12/01/08   8,231     8,409
                                            9.000% 01/01/09   3,514     3,590
                                            9.000% 05/01/09 126,706   130,329
                                            9.000% 07/01/09   1,176     1,184
                                            9.000% 09/01/09  28,045    29,031
                                            9.000% 12/01/09  46,386    46,939
                                            9.000% 04/01/10   1,790     1,875
                                            9.000% 05/01/10   4,804     4,947
                                            9.000% 06/01/10  11,431    11,833
                                            9.000% 11/01/10   1,565     1,636
                                            9.000% 04/01/11   9,644     9,852
                                            9.000% 06/01/11   3,047     3,163
                                            9.000% 09/01/13  14,779    15,099
                                            9.000% 09/01/14   5,805     5,848
                                            9.000% 04/01/15   7,985     8,422
                                            9.000% 05/01/15  10,872    11,414
                                            9.000% 07/01/15  10,722    10,953
                                            9.000% 04/01/16 206,595   217,267
                                            9.000% 06/01/16   8,797     9,207
                                            9.000% 07/01/16   6,803     7,014
                                            9.000% 09/01/16  10,620    11,116
                                            9.000% 10/01/16   6,770     7,008
                                            9.000% 12/01/16   5,886     6,074
                                            9.000% 01/01/17   4,567     4,817
                                            9.000% 02/01/17     235       246
                                            9.000% 03/01/17     595       623
                                            9.000% 05/01/17   4,872     5,044
                                            9.000% 06/01/17   9,663    10,019
                                            9.000% 08/01/17  23,311    24,398
                                            9.000% 05/01/18  43,646    45,338
                                            9.000% 09/01/19   2,349     2,458
                                            9.000% 10/01/19  26,689    27,934
                                            9.000% 11/01/19     779       815
                                            9.000% 03/01/20   1,630     1,665
                                            9.000% 07/01/20   3,542     3,667
                                            9.000% 01/01/21   6,715     7,169
                                            9.000% 08/01/21 210,357   220,173

See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

Mortgage-Backed Securities - (continued)                         Par ($)   Value ($)
---------------------------------------- ------------------- ----------- -----------
                                         9.000% 06/01/22           5,622       5,930
                                         9.000% 09/01/24          50,816      55,221
                                         9.500% 06/01/08           4,636       4,676
                                         9.500% 12/01/10           8,733       9,085
                                         9.500% 03/01/11             778         809
                                         9.500% 06/01/15           5,793       6,166
                                         9.500% 03/01/16          16,861      17,281
                                         9.500% 04/01/16          14,640      15,231
                                         9.500% 06/01/16          38,185      39,138
                                         9.500% 02/01/17           2,386       2,562
                                         9.500% 07/01/17           1,272       1,323
                                         9.500% 01/01/19         149,491     162,975
                                         9.500% 04/01/20         226,622     247,889
                                         9.500% 07/15/21         434,439     478,802
                                         9.500% 08/01/21         143,541     159,749
                                         10.000% 10/01/06          1,362       1,377
                                         10.000% 04/01/20         20,447      22,088
                                         10.500% 03/01/14         41,287      43,375
                                         10.500% 12/01/15        115,357     122,779
                                         11.000% 08/01/15         66,304      70,963
                                         11.000% 12/01/15         14,537      16,277
                                         TBA:
                                         5.000% 03/16/21 (b) 168,415,000 166,151,839
                                         5.500% 03/16/21 (b)  14,800,000  14,864,750
                                         5.500% 03/13/36 (b)  42,000,000  41,606,250
                                         6.500% 03/13/36 (b)  68,750,000  70,382,812
                                         ------------------- ----------- -----------

Government National Mortgage Association 4.375% 05/20/22 (a)      48,357      48,322
                                         4.375% 06/20/23 (a)      32,288      32,310
                                         4.750% 08/20/22 (a)       7,906       7,930
                                         6.000% 12/15/10          69,054      70,564
                                         6.500% 06/15/23          16,733      17,459
                                         6.500% 08/15/23          28,486      29,722
                                         6.500% 09/15/23          21,681      22,621
                                         6.500% 10/15/23          40,425      42,179
                                         6.500% 11/15/23         193,387     201,775
                                         6.500% 12/15/23          83,405      87,021
                                         6.500% 01/15/24          45,415      47,424
                                         6.500% 02/15/24          42,342      44,216
                                         6.500% 03/15/24         137,170     143,241
                                         6.500% 04/15/24          25,552      26,683
                                         6.500% 05/15/24          39,589      41,327
                                         6.500% 07/15/24         154,088     160,783
                                         6.500% 09/15/25          32,475      33,938
                                         6.500% 12/15/25          35,380      36,974
                                         6.500% 01/15/28          37,213      38,891
                                         6.500% 02/15/28          77,977      81,494
                                         6.500% 07/15/28         164,012     171,409
                                         6.500% 08/15/28         135,505     141,617
                                         6.500% 10/15/28         129,076     134,897
                                         6.500% 11/15/28          41,482      43,352
                                         6.500% 12/15/28         255,656     267,185
                                         6.500% 01/15/29         204,769     213,705
                                         6.500% 02/15/29          47,618      49,697
                                         7.000% 02/15/09           1,032       1,057
                                         7.000% 03/15/22           9,149       9,541
                                         7.000% 04/15/22           2,506       2,614

                                See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

   Mortgage-Backed Securities - (continued)                 Par ($) Value ($)
   ---------------------------------------- --------------- ------- ---------
                                            7.000% 10/15/22   5,584     5,824
                                            7.000% 11/15/22  12,433    12,967
                                            7.000% 01/15/23 205,566   214,543
                                            7.000% 03/15/23   3,001     3,132
                                            7.000% 05/15/23  84,061    87,731
                                            7.000% 06/15/23  26,176    27,318
                                            7.000% 07/15/23   6,467     6,749
                                            7.000% 10/15/23 106,283   110,924
                                            7.000% 12/15/23  78,801    82,214
                                            7.000% 01/15/24   2,236     2,335
                                            7.000% 03/15/24   4,588     4,791
                                            7.000% 10/15/24  60,397    63,041
                                            7.000% 08/15/25   2,479     2,590
                                            7.000% 09/15/25   4,593     4,799
                                            7.000% 10/15/25 145,601   152,143
                                            7.000% 12/15/25  59,009    61,663
                                            7.000% 01/15/26  60,764    63,526
                                            7.000% 02/15/26  70,928    74,152
                                            7.000% 03/15/26   9,217     9,637
                                            7.000% 04/15/26   4,915     5,138
                                            7.000% 05/15/26   1,648     1,723
                                            7.000% 06/15/26  57,963    60,599
                                            7.000% 11/15/26  94,664    98,934
                                            7.000% 12/15/26   1,279     1,338
                                            7.000% 01/15/27   5,155     5,391
                                            7.000% 02/15/27   8,319     8,701
                                            7.000% 04/15/27   4,171     4,363
                                            7.000% 08/15/27   1,624     1,699
                                            7.000% 09/15/27  85,561    89,492
                                            7.000% 10/15/27  96,516   100,950
                                            7.000% 11/15/27 271,850   284,340
                                            7.000% 12/15/27 455,374   476,297
                                            7.000% 01/15/28  61,123    63,857
                                            7.000% 02/15/28  95,277    99,588
                                            7.000% 03/15/28 201,182   210,245
                                            7.000% 04/15/28 145,854   152,379
                                            7.000% 05/15/28  43,302    45,239
                                            7.000% 06/15/28  18,048    18,855
                                            7.000% 07/15/28 627,710   655,783
                                            7.000% 09/15/28  26,000    27,163
                                            7.000% 12/15/28 174,105   181,891
                                            7.000% 01/15/29   1,990     2,079
                                            7.000% 02/15/29   4,147     4,334
                                            7.000% 03/15/29  37,247    38,926
                                            7.000% 04/15/29  57,122    59,698
                                            7.000% 05/15/29  44,577    46,588
                                            7.000% 06/15/29  36,310    37,950
                                            7.000% 07/15/29  84,305    88,108
                                            7.000% 08/15/29  77,455    80,949
                                            7.000% 09/15/29  48,349    50,531
                                            7.000% 10/15/29  17,382    18,166
                                            7.500% 12/15/06   2,315     2,325
                                            7.500% 02/15/07  10,665    10,812
                                            7.500% 03/15/07   3,874     3,924
                                            7.500% 04/15/22  19,833    20,972
                                            7.500% 10/15/23  87,903    92,769

See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

   Mortgage-Backed Securities - (continued)                 Par ($) Value ($)
   ---------------------------------------- --------------- ------- ---------
                                            7.500% 07/15/25   8,658     9,123
                                            7.500% 08/15/25 176,132   185,590
                                            7.500% 10/15/25  21,751    22,920
                                            7.500% 12/15/25  48,085    50,667
                                            8.000% 09/15/06      13        14
                                            8.000% 08/15/07     375       381
                                            8.000% 04/15/08     149       153
                                            8.000% 11/15/14  34,432    36,747
                                            8.000% 06/20/17 180,092   191,608
                                            8.000% 07/20/17  31,889    33,928
                                            8.000% 06/15/22  90,362    96,692
                                            8.000% 02/15/23 103,021   110,315
                                            8.000% 03/20/23     935       997
                                            8.000% 06/15/23   2,412     2,583
                                            8.000% 07/15/23   3,526     3,776
                                            8.000% 07/15/26  95,275   102,153
                                            8.000% 07/15/29   4,773     5,114
                                            8.500% 10/15/09  10,227    10,736
                                            8.500% 12/15/21   5,479     5,945
                                            8.500% 01/15/22 108,379   117,757
                                            8.500% 09/15/22   5,435     5,906
                                            8.500% 10/15/22   6,031     6,553
                                            8.500% 11/20/22  77,658    84,068
                                            8.500% 12/15/22   6,582     7,139
                                            8.750% 12/15/21 115,159   124,327
                                            8.850% 01/15/19 103,707   112,197
                                            8.850% 05/15/19  74,467    80,563
                                            8.850% 07/15/19   3,288     3,557
                                            9.000% 06/15/07   1,958     2,012
                                            9.000% 08/15/08  40,391    41,885
                                            9.000% 09/15/08  58,999    61,180
                                            9.000% 10/15/08  10,461    10,848
                                            9.000% 11/15/08  41,125    42,647
                                            9.000% 12/15/08  36,481    37,830
                                            9.000% 01/15/09  23,291    24,429
                                            9.000% 02/15/09  26,784    28,091
                                            9.000% 03/15/09  85,629    89,812
                                            9.000% 04/15/09   3,581     3,756
                                            9.000% 05/15/09 130,524   136,899
                                            9.000% 06/15/09 143,211   150,207
                                            9.000% 12/15/09  16,350    17,149
                                            9.000% 05/15/16  27,013    29,168
                                            9.000% 06/15/16  24,996    26,990
                                            9.000% 07/15/16  46,650    50,373
                                            9.000% 08/15/16   1,726     1,863
                                            9.000% 09/15/16  27,774    29,989
                                            9.000% 10/15/16  47,971    51,800
                                            9.000% 11/15/16  11,895    12,844
                                            9.000% 11/20/16 118,697   127,695
                                            9.000% 12/15/16   1,431     1,545
                                            9.000% 01/15/17 108,646   117,565
                                            9.000% 02/15/17   2,415     2,613
                                            9.000% 03/15/17   1,385     1,499
                                            9.000% 03/20/17  56,553    60,969
                                            9.000% 05/15/17   3,221     3,486
                                            9.000% 06/15/17  44,345    47,986

                                See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

  Mortgage-Backed Securities - (continued)                  Par ($) Value ($)
  ---------------------------------------- ---------------- ------- ---------
                                           9.000% 06/20/17  116,665   125,775
                                           9.000% 07/15/17      709       767
                                           9.000% 09/15/17   21,144    22,880
                                           9.000% 10/15/17   18,514    19,967
                                           9.000% 12/15/17   10,815    11,666
                                           9.000% 04/15/18    2,346     2,544
                                           9.000% 04/20/18  205,635   222,113
                                           9.000% 05/20/18   53,874    58,191
                                           9.000% 12/15/19      515       559
                                           9.000% 04/15/20    1,137     1,237
                                           9.000% 05/20/21    4,454     4,834
                                           9.000% 09/15/21      541       589
                                           9.000% 02/15/25  140,266   153,425
                                           9.250% 10/15/16  133,330   144,666
                                           9.250% 05/15/18   17,372    18,943
                                           9.250% 07/15/21   76,343    83,695
                                           9.250% 09/15/21   35,898    39,355
                                           9.500% 06/15/09   98,220   103,618
                                           9.500% 07/15/09   53,625    56,572
                                           9.500% 08/15/09  129,145   136,242
                                           9.500% 09/15/09  116,829   123,250
                                           9.500% 10/15/09   57,587    60,752
                                           9.500% 02/20/18   59,597    65,346
                                           9.500% 12/20/24   20,236    22,308
                                           9.500% 01/20/25   17,759    19,580
                                           10.000% 12/15/17   2,245     2,478
                                           10.000% 07/20/18  20,483    22,529
                                           10.000% 11/15/18   1,002     1,106
                                           10.000% 12/15/18     476       525
                                           10.000% 03/15/19     508       561
                                           10.000% 04/15/20     884       977
                                           10.000% 11/15/20  13,019    14,394
                                           10.500% 02/15/10   5,180     5,563
                                           10.500% 09/15/10     850       913
                                           10.500% 06/15/11  16,682    18,072
                                           10.500% 06/15/12  17,752    19,366
                                           10.500% 03/15/13     422       463
                                           10.500% 06/15/13   4,118     4,518
                                           10.500% 07/15/13   7,805     8,562
                                           10.500% 11/15/13  21,478    23,562
                                           10.500% 08/15/15   9,651    10,660
                                           10.500% 09/15/15  28,708    31,709
                                           10.500% 10/15/15   7,925     8,753
                                           10.500% 12/15/15  10,587    11,693
                                           10.500% 01/15/16  36,690    40,624
                                           10.500% 01/20/16     198       217
                                           10.500% 02/15/16  11,913    13,189
                                           10.500% 03/15/16  10,924    12,097
                                           10.500% 12/15/16     368       370
                                           10.500% 07/15/17  14,239    15,799
                                           10.500% 10/15/17   5,890     6,535
                                           10.500% 11/15/17  94,726   105,102
                                           10.500% 12/15/17 101,957   113,127
                                           10.500% 01/15/18  57,012    63,336
                                           10.500% 02/15/18  69,021    76,722
                                           10.500% 03/15/18  53,493    59,461

See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

  Mortgage-Backed Securities - (continued)                  Par ($) Value ($)
  ---------------------------------------- ---------------- ------- ---------
                                           10.500% 04/15/18 123,143   136,883
                                           10.500% 06/15/18   9,038    10,046
                                           10.500% 07/15/18  63,628    70,728
                                           10.500% 08/15/18  21,644    24,059
                                           10.500% 09/15/18  26,225    29,151
                                           10.500% 10/15/18   9,241    10,271
                                           10.500% 12/15/18  14,293    15,812
                                           10.500% 02/15/19   8,579     9,551
                                           10.500% 03/15/19  10,123    11,270
                                           10.500% 04/15/19  54,067    60,195
                                           10.500% 05/15/19  51,828    57,700
                                           10.500% 06/15/19  78,428    87,314
                                           10.500% 06/20/19  11,634    12,905
                                           10.500% 07/15/19 121,848   135,653
                                           10.500% 07/20/19   7,431     8,243
                                           10.500% 08/15/19  23,921    26,631
                                           10.500% 08/20/19  19,433    21,557
                                           10.500% 09/15/19  33,110    36,388
                                           10.500% 09/20/19  14,523    16,110
                                           10.500% 10/15/19  11,757    13,089
                                           10.500% 12/15/19  60,846    67,741
                                           10.500% 02/15/20   2,504     2,791
                                           10.500% 03/15/20  20,486    22,836
                                           10.500% 04/15/20  13,673    15,242
                                           10.500% 05/15/20   7,766     8,657
                                           10.500% 07/15/20  21,328    23,776
                                           10.500% 08/15/20  41,779    46,574
                                           10.500% 09/15/20  16,959    18,905
                                           10.500% 10/15/20     153       170
                                           10.500% 11/15/20   2,181     2,431
                                           10.500% 12/15/20     859       957
                                           10.500% 01/15/21   2,923     3,262
                                           10.500% 04/15/21   5,316     5,932
                                           10.500% 08/15/21 213,209   236,646
                                           10.625% 05/15/10   9,921    10,631
                                           11.000% 12/15/09  28,127    30,122
                                           11.000% 01/15/10     328       354
                                           11.000% 02/15/10  25,911    27,855
                                           11.000% 03/15/10  14,676    15,816
                                           11.000% 07/15/10  12,990    13,998
                                           11.000% 08/15/10  40,714    43,814
                                           11.000% 09/15/10  67,902    73,068
                                           11.000% 10/15/10  21,908    23,536
                                           11.000% 11/15/10   5,035     5,407
                                           11.000% 04/15/11   6,095     6,591
                                           11.000% 01/15/13  10,389    11,271
                                           11.000% 02/15/13   1,903     2,064
                                           11.000% 07/15/13  21,517    23,345
                                           11.000% 08/15/15  29,457    32,040
                                           11.000% 09/15/15  42,211    45,913
                                           11.000% 10/15/15   9,322    10,140
                                           11.000% 11/15/15  97,959   106,546
                                           11.000% 12/15/15  92,504   100,619
                                           11.000% 01/15/16  39,133    42,607
                                           11.000% 02/15/16   3,212     3,498
                                           11.000% 03/15/16   4,259     4,638

                                See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

  Mortgage-Backed Securities - (continued)                  Par ($) Value ($)
  ---------------------------------------- ---------------- ------- ---------
                                           11.000% 07/15/16  42,497    46,270
                                           11.000% 07/15/17     329       346
                                           11.000% 08/15/18   5,671     6,185
                                           11.000% 09/15/18 113,418   123,704
                                           11.000% 11/15/18  10,602    11,564
                                           11.000% 12/15/18  39,044    42,585
                                           11.000% 06/20/19  15,230    16,561
                                           11.000% 07/20/19     292       316
                                           11.000% 08/15/19   1,761     1,922
                                           11.000% 09/20/19   3,857     4,183
                                           11.000% 10/15/20   9,826    10,732
                                           11.000% 12/15/20  27,462    29,995
                                           11.000% 02/15/21   7,188     7,855
                                           11.000% 03/15/21  10,519    11,495
                                           11.500% 03/15/10  11,094    12,054
                                           11.500% 04/15/10   9,611    10,442
                                           11.500% 07/15/10   6,802     7,390
                                           11.500% 09/15/10  29,240    31,770
                                           11.500% 10/15/10  30,653    33,304
                                           11.500% 09/15/11   4,897     5,343
                                           11.500% 01/15/13  37,675    41,276
                                           11.500% 02/15/13 102,221   112,080
                                           11.500% 03/15/13 190,726   208,754
                                           11.500% 04/15/13 168,519   184,738
                                           11.500% 05/15/13 224,387   245,958
                                           11.500% 06/15/13 124,467   136,411
                                           11.500% 07/15/13  87,846    96,317
                                           11.500% 08/15/13  34,046    37,329
                                           11.500% 09/15/13  40,309    43,769
                                           11.500% 11/15/13   8,938     9,800
                                           11.500% 01/15/14   4,786     5,249
                                           11.500% 02/15/14  61,200    67,120
                                           11.500% 08/15/15   4,886     5,359
                                           11.500% 09/15/15  13,403    14,594
                                           11.500% 10/15/15  20,678    22,573
                                           11.500% 11/15/15   7,664     8,408
                                           11.500% 12/15/15  13,328    14,619
                                           11.500% 01/15/16   7,923     8,693
                                           11.500% 02/15/16   8,029     8,810
                                           11.500% 02/20/16  13,558    14,823
                                           11.500% 03/15/16   8,627     9,467
                                           11.500% 11/15/17   9,005     9,891
                                           11.500% 12/15/17  10,813    11,877
                                           11.500% 01/15/18  17,821    19,589
                                           11.500% 02/15/18   4,678     5,142
                                           11.500% 02/20/18   1,419     1,554
                                           11.500% 05/15/18   8,638     9,496
                                           11.500% 11/15/19   6,552     7,207
                                           11.750% 07/15/13  28,966    32,403
                                           11.750% 09/15/13  10,269    11,487
                                           11.750% 07/15/15  45,899    50,226
                                           12.000% 07/15/11   2,664     2,915
                                           12.000% 11/15/12   4,996     5,593
                                           12.000% 12/15/12 142,879   159,916
                                           12.000% 01/15/13 125,988   142,088
                                           12.000% 02/15/13  70,618    79,580

See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

  Mortgage-Backed Securities - (continued)                  Par ($) Value ($)
  ---------------------------------------- ---------------- ------- ---------
                                           12.000% 03/15/13  17,159    19,355
                                           12.000% 05/15/13  28,258    31,876
                                           12.000% 06/15/13   9,294    10,483
                                           12.000% 08/15/13  38,173    42,984
                                           12.000% 09/15/13  94,975   107,131
                                           12.000% 09/20/13   3,088     3,470
                                           12.000% 10/15/13  13,011    14,677
                                           12.000% 12/15/13  23,204    26,174
                                           12.000% 01/15/14  44,833    50,670
                                           12.000% 01/20/14   3,577     4,023
                                           12.000% 02/15/14  83,373    94,602
                                           12.000% 02/20/14  23,740    26,843
                                           12.000% 03/15/14 171,554   194,661
                                           12.000% 03/20/14  10,383    11,740
                                           12.000% 04/15/14  92,667   105,031
                                           12.000% 04/20/14  38,575    43,616
                                           12.000% 05/15/14 144,531   163,997
                                           12.000% 06/15/14  34,820    39,511
                                           12.000% 07/15/14  15,529    17,619
                                           12.000% 08/20/14   2,329     2,633
                                           12.000% 01/15/15  29,774    32,834
                                           12.000% 02/15/15  76,036    83,855
                                           12.000% 03/15/15  53,735    59,260
                                           12.000% 03/20/15     241       265
                                           12.000% 04/15/15  52,197    57,412
                                           12.000% 05/15/15  22,203    24,486
                                           12.000% 06/15/15  23,779    26,214
                                           12.000% 07/15/15  39,533    43,598
                                           12.000% 08/15/15  40,759    44,949
                                           12.000% 09/20/15  14,350    15,768
                                           12.000% 10/15/15  16,033    17,681
                                           12.000% 11/15/15   8,803     9,708
                                           12.000% 12/20/15   1,648     1,811
                                           12.000% 01/15/16   5,194     5,729
                                           12.000% 02/15/16   7,473     8,243
                                           12.000% 02/20/16   5,336     5,865
                                           12.250% 09/15/13  28,174    30,882
                                           12.250% 02/15/14  52,702    57,848
                                           12.250% 03/15/14   7,022     7,708
                                           12.250% 04/15/14  21,733    23,855
                                           12.500% 04/15/10  78,027    85,458
                                           12.500% 05/15/10  95,663   104,882
                                           12.500% 06/15/10 129,559   142,054
                                           12.500% 07/15/10  74,507    81,722
                                           12.500% 08/15/10  14,032    15,398
                                           12.500% 09/15/10   4,558     5,002
                                           12.500% 10/15/10  24,454    26,835
                                           12.500% 11/15/10 123,140   134,975
                                           12.500% 12/15/10 234,227   256,760
                                           12.500% 01/15/11  35,166    38,702
                                           12.500% 05/15/11  17,137    18,860
                                           12.500% 10/15/13  53,121    58,712
                                           12.500% 10/20/13  23,666    26,062
                                           12.500% 11/15/13 159,272   176,032
                                           12.500% 12/15/13  52,243    57,714
                                           12.500% 01/15/14  33,325    36,893

                                See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

  Mortgage-Backed Securities - (continued)                  Par ($) Value ($)
  ---------------------------------------- ---------------- ------- ---------
                                           12.500% 05/15/14  95,373   105,583
                                           12.500% 06/15/14  66,716    73,859
                                           12.500% 07/15/14   2,667     2,953
                                           12.500% 07/20/14   8,963     9,887
                                           12.500% 08/15/14  13,076    14,475
                                           12.500% 09/20/14   2,828     3,119
                                           12.500% 10/20/14   7,284     8,035
                                           12.500% 11/15/14   6,573     7,182
                                           12.500% 12/15/14  47,588    52,681
                                           12.500% 01/15/15  77,798    86,031
                                           12.500% 04/15/15   2,657     2,946
                                           12.500% 05/15/15  19,466    21,581
                                           12.500% 05/20/15  27,800    30,564
                                           12.500% 06/15/15  15,038    16,673
                                           12.500% 07/15/15  28,216    31,283
                                           12.500% 07/20/15   3,302     3,648
                                           12.500% 08/15/15  25,547    28,324
                                           12.500% 10/15/15  34,422    38,164
                                           12.500% 11/20/15   9,629    10,638
                                           13.000% 01/15/11  61,622    67,642
                                           13.000% 02/15/11  52,522    58,143
                                           13.000% 03/15/11  38,778    42,929
                                           13.000% 04/15/11 110,332   122,142
                                           13.000% 06/15/11  13,653    15,115
                                           13.000% 06/15/12  31,276    34,691
                                           13.000% 10/15/12  16,045    17,796
                                           13.000% 11/15/12   7,835     8,690
                                           13.000% 12/15/12   5,844     6,482
                                           13.000% 02/15/13  15,332    17,038
                                           13.000% 05/15/13   4,378     4,865
                                           13.000% 09/15/13  18,961    21,071
                                           13.000% 09/20/13  23,898    26,461
                                           13.000% 10/15/13  58,817    65,360
                                           13.000% 06/15/14  32,779    36,495
                                           13.000% 06/20/14   1,148     1,273
                                           13.000% 07/15/14  17,178    19,125
                                           13.000% 07/20/14   2,174     2,412
                                           13.000% 08/15/14  14,809    16,488
                                           13.000% 09/15/14  24,043    26,630
                                           13.000% 10/15/14  21,183    23,545
                                           13.000% 11/15/14  42,767    47,916
                                           13.000% 12/15/14  31,208    34,747
                                           13.000% 03/15/15  11,134    12,351
                                           13.000% 06/15/15   7,474     8,333
                                           13.000% 01/15/16  25,967    28,987
                                           13.500% 05/15/10  14,633    16,266
                                           13.500% 06/15/10   1,893     2,104
                                           13.500% 07/15/10   1,862     2,070
                                           13.500% 10/15/10  10,258    11,402
                                           13.500% 04/15/11   6,572     7,329
                                           13.500% 05/15/11  55,385    61,760
                                           13.500% 10/15/12   3,019     3,373
                                           13.500% 11/15/12  53,765    60,086
                                           13.500% 06/15/13   9,984    11,178
                                           13.500% 07/15/14  10,008    11,225
                                           13.500% 08/15/14  39,988    44,854

See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

Mortgage-Backed Securities - (continued)                                     Par ($)   Value ($)
---------------------------------------- -------------------------------- ---------- -----------
                                         13.500% 08/20/14                      6,226       6,958
                                         13.500% 09/15/14                     12,283      13,777
                                         13.500% 09/20/14                      6,014       6,721
                                         13.500% 10/15/14                     19,183      21,518
                                         13.500% 11/15/14                     12,607      14,141
                                         13.500% 11/20/14                     50,888      56,874
                                         13.500% 12/15/14                      9,940      11,149
                                         13.500% 12/20/14                     11,984      13,394
                                         13.500% 01/15/15                     14,333      16,102
                                         13.500% 02/15/15                     24,361      27,368
                                         13.500% 02/20/15                      9,449      10,577
                                         13.500% 04/15/15                      4,316       4,849
                                         13.500% 06/15/15                      5,149       5,785
                                         14.000% 06/15/11                      5,580       6,156
                                         14.000% 03/15/12                      5,482       6,169
                                         14.500% 10/15/12                      6,724       7,605
                                         15.000% 09/15/11                     41,781      47,442
                                         15.000% 07/15/12                      2,767       3,151

                                         Total Mortgage-Backed Securities
                                         (cost of $538,852,424)                      539,081,498

Government & Agency Obligations - 40.8%

U.S. GOVERNMENT AGENCIES - 1.5%
---------------------------------------- -------------------------------- ---------- -----------
                   AID-Israel            5.500% 04/26/24                  10,000,000  10,619,533
                                         -------------------------------- ---------- -----------
       Federal Home Loan Bank            3.875% 06/14/13                   1,750,000   1,637,900
                                         -------------------------------- ---------- -----------
Small Business Administration            7.600% 01/01/12                     227,397     236,159
                                         8.200% 10/01/11                     159,387     166,463
                                         8.250% 11/01/11                     588,725     615,822
                                         8.650% 11/01/14                     541,533     572,537
                                         8.850% 08/01/11                      53,786      56,654
                                         9.150% 07/01/11                     141,757     149,676
                                         -------------------------------- ---------- -----------
                                                      U.S. GOVERNMENT AGENCIES TOTAL  14,054,744

U.S. GOVERNMENT OBLIGATIONS - 39.3%
---------------------------------------- -------------------------------- ---------- -----------
          U.S. Treasury Bonds            5.375% 02/15/31                   1,600,000   1,781,062
                                         5.500% 08/15/28                  37,885,000  42,238,820
                                         6.125% 11/15/27                   5,395,000   6,449,976
                                         6.500% 11/15/26 (c)              26,944,000  33,363,192
                                         6.750% 08/15/26                  12,888,000  16,352,153
                                         6.875% 08/15/25                   3,900,000   4,976,462
                                         7.125% 02/15/23                  11,619,000  14,870,961
                                         7.250% 08/15/22                  10,346,000  13,331,390
                                         8.750% 08/15/20                  13,446,000  19,093,844
                                         -------------------------------- ---------- -----------
          U.S. Treasury Notes            4.000% 02/15/14                   2,055,000   1,970,712
                                         4.250% 08/15/14                   1,350,000   1,315,882
                                         4.625% 05/15/06                  19,059,000  19,059,000
                                         4.875% 02/15/12                      80,000      81,078

                                See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund


Government & Agency Obligations - (continued)

U.S. GOVERNMENT OBLIGATIONS -(continued)                                                 Par ($)   Value ($)
--------------------------------------------- --------------------------------------- ---------- -----------
                                              5.000% 02/15/11                         60,538,000  61,606,859
                                              6.125% 08/15/07                         20,672,000  21,080,603
                                              6.500% 10/15/06                          2,356,000   2,380,481
                                              6.500% 02/15/10                         51,336,000  54,735,008
                                              6.875% 05/15/06                         10,391,000  10,439,713
                                              7.000% 07/15/06                         24,690,000  24,893,495
                                              --------------------------------------- ---------- -----------
                         U.S. Treasury STRIPS 02/15/09                                 5,500,000   4,799,922
                                              05/15/17                                 8,000,000   4,743,064
                                              05/15/23                                 7,800,000   3,483,698
                                              --------------------------------------- ---------- -----------
                                                               U.S. GOVERNMENT OBLIGATIONS TOTAL 363,047,375

                                              Total Government Agencies & Obligations
                                              (cost of $370,024,152)                             377,102,119

Asset-Backed Securities - 7.7%
--------------------------------------------- --------------------------------------- ---------- -----------
                      Bank One Issuance Trust 4.680% 12/15/10 (a)                     10,800,000  10,825,446
                                              --------------------------------------- ---------- -----------
      Capital One Multi-Asset Execution Trust 4.820% 05/16/11 (a)                     10,000,000  10,055,399
                                              --------------------------------------- ---------- -----------
               Chase Credit Card Master Trust 4.680% 07/15/10 (a)                     10,000,000  10,035,647
                                              --------------------------------------- ---------- -----------
                  Chase Funding Mortgage Loan 5.587% 02/25/32                          2,000,000   1,982,717
                                              5.850% 02/25/32                          4,800,000   4,736,436
                                              6.150% 06/25/31                          5,000,000   4,965,246
                                              6.899% 03/25/31                          3,000,000   3,008,444
                                              --------------------------------------- ---------- -----------
           First Alliance Mortgage Loan Trust 8.225% 09/20/27                            372,402     372,431
                                              --------------------------------------- ---------- -----------
                   Green Tree Financial Corp. 7.850% 08/15/25                          9,100,000   7,908,694
                                              --------------------------------------- ---------- -----------
           MBNA Credit Card Master Note Trust 4.450% 08/15/16 (d)                      5,000,000   4,692,834
                                              --------------------------------------- ---------- -----------
               Preferred Mortgage Asset Trust 8.400% 09/25/12                             10,096      10,084
                                              --------------------------------------- ---------- -----------
          Residential Asset Mortgage Products 4.120% 06/25/33                          4,230,000   4,030,797
                                              5.600% 12/25/33                          5,500,000   5,422,185
                                              --------------------------------------- ---------- -----------
           Residential Asset Securities Corp. 6.656% 04/25/32                          2,223,491   2,243,692
                                              --------------------------------------- ---------- -----------
Residential Funding Mortgage Securities, Inc. 6.460% 01/25/27                          1,003,764   1,000,462
                                              6.650% 01/25/27                              9,416       9,383

                                              Total Asset-Backed Securities
                                              (cost of $72,848,355)                               71,299,897

See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund


Corporate Fixed-Income Bonds & Notes - 4.2%                                              Par ($)  Value ($)
------------------------------------------- ------------------------------------------ --------- ----------
BASIC MATERIALS - 1.2%
Chemicals - 0.7%
            Dow Chemical Co.                6.125% 02/01/11                            6,000,000  6,222,567
                                            ------------------------------------------ --------- ----------
                                                                                 Chemicals Total  6,222,567
Metals & Mining - 0.5%
                                            ------------------------------------------ --------- ----------
                 Alcoa, Inc.                6.000% 01/15/12                            5,000,000  5,187,138
                                            ------------------------------------------ --------- ----------
                                                                           Metals & Mining Total  5,187,138
                                                                                                 ----------
                                                                           BASIC MATERIALS TOTAL 11,409,705
COMMUNICATIONS - 1.8%
Media - 1.1%                                ------------------------------------------ --------- ----------
           Gannett Co., Inc.                6.375% 04/01/12                            5,000,000  5,166,122
                                            ------------------------------------------ --------- ----------
                Viacom, Inc.                6.625% 05/15/11                            5,000,000  5,230,936
                                            ------------------------------------------ --------- ----------
                                                                                     Media Total 10,397,058
Telecommunication Services - 0.7%
                                            ------------------------------------------ --------- ----------
Verizon Global Funding Corp.                7.250% 12/01/10                            6,000,000  6,456,676
                                            ------------------------------------------ --------- ----------
                                                                Telecommunication Services Total  6,456,676
                                                                                                 ----------
                                                                            COMMUNICATIONS TOTAL 16,853,734
CONSUMER CYCLICAL - 0.6%
Retail - 0.6%                               ------------------------------------------ --------- ----------
                Target Corp.                5.875% 03/01/12                            5,000,000  5,208,705
                                            ------------------------------------------ --------- ----------
                                                                                    Retail Total  5,208,705
                                                                                                 ----------
                                                                         CONSUMER CYCLICAL TOTAL  5,208,705
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
                                            ------------------------------------------ --------- ----------
        Boeing Capital Corp.                6.500% 02/15/12                            5,000,000  5,329,659
                                            ------------------------------------------ --------- ----------
        Export Funding Trust                8.210% 12/29/06                              248,275    252,089
                                            ------------------------------------------ --------- ----------
                                                            Diversified Financial Services Total  5,581,748
                                                                                                 ----------
                                                                                FINANCIALS TOTAL  5,581,748

                                            Total Corporate Fixed-Income Bonds & Notes
                                            (cost of $34,649,620)                                39,053,892

                                See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund


Collateralized Mortgage Obligations - 2.0%                                                       Par ($)  Value ($)
------------------------------------------------- ------------------------------------------- ---------- ----------
Agency - 0.0%
                 Federal Home Loan Mortgage Corp. I.O.
                                                  5.500% 01/15/23 (e)                            538,609     25,125
                                                  5.500% 05/15/27 (e)                            595,384     50,246
                                                  ------------------------------------------- ---------- ----------
                            Vendee Mortgage Trust I.O.
                                                  0.303% 03/15/29 (e)                         10,011,028     81,694
                                                  0.444% 09/15/27 (e)                          8,322,067     94,837
                                                                                                         ----------
                                                                                            Agency Total    251,902
Non-Agency - 2.0%
                                                  ------------------------------------------- ---------- ----------
                     Countrywide Home Loans, Inc. 6.000% 01/25/33                              2,291,579  2,291,900
                                                  ------------------------------------------- ---------- ----------
             First Horizon Asset Securities, Inc. 5.118% 10/25/33 (a)                          1,844,416  1,684,078
                                                  ------------------------------------------- ---------- ----------
                 Residential Accredit Loans, Inc. 6.250% 03/25/17                              3,357,407  3,320,332
                                                  ------------------------------------------- ---------- ----------
    Residential Funding Mortgage Securities, Inc. 6.500% 03/25/32                              1,049,251  1,035,870
                                                  6.500% 03/25/32                                786,938    759,441
                                                  ------------------------------------------- ---------- ----------
                  Suntrust Alternative Loan Trust 6.066% 12/25/35                              6,994,656  6,855,665
                                                  ------------------------------------------- ---------- ----------
                     Tryon Mortgage Funding, Inc. 7.500% 02/20/27                                 43,228     43,126
                                                  ------------------------------------------- ---------- ----------
            Washington Mutual Mortgage Loan Trust 5.381% 01/25/40 (a)                          1,833,213  1,844,587
                                                  ------------------------------------------- ---------- ----------
                                                                                        Non-Agency Total 17,834,999

                                                  Total Collateralized Mortgage Obligations
                                                  (cost of $18,150,750)                                  18,086,901

Commercial Mortgage-Backed Securities - 0.9%
------------------------------------------------- ------------------------------------------- ---------- ----------
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.631% 01/15/46 (b)                          5,825,000  5,875,969
                                                  ------------------------------------------- ---------- ----------
           Merrill Lynch Mortgage Investors, Inc. I.O.
                                                  0.580% 12/15/30 (e)                          8,623,454    228,384
                                                  ------------------------------------------- ---------- ----------
                    PNC Mortgage Acceptance Corp. 5.910% 03/12/34                              2,268,338  2,282,583

                                                  Total Commercial Mortgage-Backed Securities
                                                  (cost of $8,422,280)                                    8,386,936

See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

Short-Term Obligation - 28.0%                                                Par ($)      Value ($)
----------------------------- ------------------------------------------ ----------- -------------
                              Repurchase agreement with Greenwich
                              Capital, dated 02/28/06, due 03/01/06 at
                              4.490% collateralized by FNMA and FHLMC
                              Bonds with various maturities to 08/06/38,
                              market value $267,729,579 (repurchase
                              proceeds $258,621,252)                     258,589,000   258,589,000

                              Total Short-Term Obligation
                              (cost of $258,589,000)                                   258,589,000

                              Total Investments - 141.9%
                              (cost of $1,301,536,581)(f)                            1,311,600,243

                              Other Assets & Liabilities, Net - (41.9)%               (387,097,551)

                              Net Assets - 100.0%                                      924,502,692

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)The interest rate shown on floating rate or
                                   variable rate securities reflects the rate at February 28, 2006.
                                (b)Security purchased on a delayed delivery
                                   basis.
                                (c)A portion of this security with a market
                                   value of $1,752,112 is pledged as collateral for open futures contracts.
                                (d)Investments in affiliates during the six
                                   months ended February 28, 2006:
                           Securityname: MBNA Credit Card Master Note Trust,
                                   4.450% 08/15/16
                              (MBNAbecame an affiliate of the Fund on January
                                   1, 2006)

             Par as of 08/31/05:                         $5,000,000
             Par purchased:                                      --
             Par sold:                                           --
             Par as of 02/28/06:                         $5,000,000
             Net realized gain/loss:                     $       --
             Interest income earned (01/01/06-02/28/06): $   37,083
             Value at end of period:                     $4,692,834

                                (e)Accrued interest accumulates in the value of
                                   this security and is payable at redemption.
                                (f)Cost for federal income tax purposes is
                                   $1,304,640,347.

  At February 28, 2006, the Fund held the following open long futures contract:
                              Number of             Aggregate   Expiration   Unrealized
             Type             Contracts    Value    Face Value     Date     Appreciation
  ---------------------------------------------------------------------------------------
  10-Year U.S. Treasury Notes    190    $20,502,187 $20,456,789  Jun-2006     $ 45,398
                                                                              --------

  At February 28, 2006, the Fund held the following open short futures contract:
                                                                             Unrealized
                              Number of             Aggregate   Expiration  Appreciation
             Type             Contracts    Value    Face Value     Date    (Depreciation)
  ---------------------------------------------------------------------------------------
  5-Year U.S. Treasury Notes     483    $50,828,203 $51,372,696  Mar-2006     $544,493
  U.S. Treasury Bonds             64      7,238,000   7,221,792  Jun-2006      (16,208)
                                                                              --------
                                                                              $528,285
                                                                              --------

                                See Accompanying Notes to Financial Statements.

             -----------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund


At February 28, 2006, the asset allocation of the Fund is as follows:
Asset Allocation                                                      % of Net Assets
-------------------------------------------------------------------------------------
                Mortgage-Backed Securities                                  58.3%
                Government & Agency Obligations                             40.8
                Asset-Backed Securities                                      7.7
                Corporate Fixed-Income Bonds & Notes                         4.2
                Collateralized Mortgage Obligations                          2.0
                Commercial Mortgage-Backed Securities                        0.9
                Short-Term Obligation                                       28.0
                Other Assets & Liabilities, Net                            (41.9)
                                                                           -----
                                                                           100.0%
                                                                           -----

 Acronym                                Name
 -------                                ----
 I.O.                                   Interest Only
 FHLMC                                  Federal Home Loan Mortgage Corp.
 FNMA                                   Federal National Mortgage Association
 STRIPS                                 Separate Trading of Registered
                                        Interest and Principal of Securities
 TBA                                    To Be Announced

See Accompanying Notes to Financial Statements.

          STATEMENT OF ASSETS AND LIABILITIES
                                              -----------------------
          February 28, 2006 (Unaudited)             Columbia Federal
                                                     Securities Fund

                                                                                                        ($)
------------------------- ------------------------------------------------------------------ -------------
                   Assets Unaffiliated investments, at cost (including repurchase agreement) 1,296,551,581
                          Affiliated investments, at cost                                        4,985,000
                                                                                             -------------
                          Total investments, at cost                                         1,301,536,581
                                                                                             -------------
                          Unaffiliated investments, at value                                 1,048,318,409
                          Affiliated investments, at value                                       4,692,834
                          Repurchase agreements                                                258,589,000
                                                                                             -------------
                          Total investments, at value                                        1,311,600,243
                          Cash                                                                      41,704
                          Receivable for:
                            Fund shares sold                                                       120,160
                            Interest                                                             4,832,115
                            Dollar roll fee income                                                 605,623
                          Expense reimbursement due from Investment Advisor                         65,206
                          Deferred Trustees' compensation plan                                      67,099
                          Other assets                                                             102,044
                                                                                             -------------
                             Total Assets                                                    1,317,434,194
                          ------------------------------------------------------------------ -------------
              Liabilities Payable for:
                            Investments purchased on a delayed delivery basis                  389,391,343
                            Fund shares repurchased                                              1,049,602
                            Futures variation margin                                                98,109
                            Distributions                                                        1,182,668
                            Investment advisory fee                                                361,867
                            Transfer agent fee                                                     168,662
                            Pricing and bookkeeping fees                                            69,531
                            Merger fee                                                             172,178
                            Custody fee                                                             38,533
                            Distribution and service fees                                          210,348
                            Chief compliance officer expenses                                        1,778
                          Deferred Trustees' fees                                                   67,099
                          Deferred dollar roll fee income                                           95,179
                          Other liabilities                                                         24,605
                                                                                             -------------
                             Total Liabilities                                                 392,931,502

                                                                                  Net Assets   924,502,692
                          ------------------------------------------------------------------ -------------
Composition of Net Assets Paid-in capital                                                    1,012,233,979
                          Overdistributed net investment income                                 (4,855,407)
                          Accumulated net realized loss                                        (93,513,225)
                          Net unrealized appreciation (depreciation) on:
                            Investments                                                         10,063,662
                            Futures contracts                                                      573,683
                                                                                             -------------

                                                                                  Net Assets   924,502,692
                          ------------------------------------------------------------------ -------------
                  Class A Net assets                                                           725,588,997
                          Shares outstanding                                                    69,244,236
                          Net asset value per share                                               10.48(a)
                          Maximum offering price per share ($10.48/0.9525)                        11.00(b)
                          ------------------------------------------------------------------ -------------
                  Class B Net assets                                                            79,513,621
                          Shares outstanding                                                     7,588,125
                          Net asset value and offering price per share                            10.48(a)
                          ------------------------------------------------------------------ -------------
                  Class C Net assets                                                             8,823,614
                          Shares outstanding                                                       842,057
                          Net asset value and offering price per share                            10.48(a)
                          ------------------------------------------------------------------ -------------
                  Class Z Net assets                                                           110,576,460
                          Shares outstanding                                                    10,552,516
                          Net asset value, offering and redemption price per share                   10.48

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.

                                See Accompanying Notes to Financial Statements.

 STATEMENT OF OPERATIONS
                                                        -----------------------
 For the Six Months Ended February 28, 2006 (Unaudited)       Columbia Federal
                                                               Securities Fund

                                                                                                                ($)
--------------------------------------- -------------------------------------------------------------- -----------
                      Investment Income Interest                                                        21,291,667
                                        Interest from affiliates                                           111,250
                                        Dollar roll fee income                                           1,984,941
                                                                                                       -----------
                                          Total Investment Income                                       23,387,858
                                        -------------------------------------------------------------- -----------
                               Expenses Investment advisory fee                                          2,360,502
                                        Distribution fee:
                                          Class B                                                          309,331
                                          Class C                                                           33,187
                                        Service fee:
                                          Class A                                                          928,978
                                          Class B                                                          103,110
                                          Class C                                                           11,066
                                        Transfer agent fee                                                 637,355
                                        Pricing and bookkeeping fees                                       174,343
                                        Trustees' fees                                                      29,274
                                        Custody fee                                                        114,678
                                        Chief compliance officer expenses (See Note 4)                       6,417
                                        Non-recurring costs (See Note 8)                                     5,782
                                        Other expenses                                                     150,008
                                                                                                       -----------
                                          Total Expenses                                                 4,864,031
                                          Fees waived by Transfer Agent                                   (121,410)
                                          Fees waived by Distributor - Class C                              (6,628)
                                        Non-recurring costs assumed by Investment Advisor (See Note 8)      (5,782)
                                        Custody earnings credit                                             (9,203)
                                                                                                       -----------
                                          Net Expenses                                                   4,721,008
                                                                                                       -----------
                                        Net Investment Income                                           18,666,850
                                        -------------------------------------------------------------- -----------
Net Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
   on Investments and Futures Contracts   Investments                                                   (6,550,865)
                                          Futures contracts                                                989,764
                                                                                                       -----------
                                           Net realized loss                                            (5,561,101)
                                        Net change in unrealized appreciation (depreciation) on:
                                          Investments                                                  (16,529,479)
                                          Futures contracts                                                671,415
                                                                                                       -----------
                                           Net change in unrealized appreciation (depreciation)        (15,858,064)
                                                                                                       -----------
                                        Net Loss                                                       (21,419,165)
                                                                                                       -----------
                                        Net Decrease in Net Assets from Operations                      (2,752,315)

See Accompanying Notes to Financial Statements.

           STATEMENT OF CHANGES IN NET ASSETS
                                              -----------------------
                                                    Columbia Federal
                                                     Securities Fund

                                                                                                   (Unaudited)
                                                                                              Six Months Ended     Year Ended
                                                                                                  February 28,     August 31,
Increase (Decrease) in Net Assets:                                                                    2006 ($)       2005 ($)
-------------------------------------- ------------------------------------------------------ ----------------  ------------
                            Operations Net investment income                                        18,666,850    35,236,284
                                       Net realized loss on investments and futures contracts       (5,561,101)   (3,760,913)
                                       Net change in unrealized appreciation (depreciation)
                                        on investments and futures contracts                       (15,858,064)    3,085,197
                                                                                              ----------------  ------------
                                       Net Increase (Decrease) from Operations                      (2,752,315)   34,560,568
                                       ------------------------------------------------------ ----------------  ------------
Distributions Declared to Shareholders From net investment income:
                                         Class A                                                   (15,701,017)  (32,264,900)
                                         Class B                                                    (1,433,512)   (2,674,035)
                                         Class C                                                      (160,581)     (330,320)
                                         Class Z                                                    (2,183,270)   (1,484,380)
                                                                                              ----------------  ------------
                                          Total Distributions Declared to Shareholders             (19,478,380)  (36,753,635)
                                       ------------------------------------------------------ ----------------  ------------
                    Share Transactions Class A:
                                         Subscriptions                                               8,012,997    13,506,565
                                         Proceeds received in connection with merger                41,865,133            --
                                         Distributions reinvested                                   10,377,779    20,884,162
                                         Redemptions                                               (70,397,003) (132,321,659)
                                                                                              ----------------  ------------
                                          Net Decrease                                             (10,141,094)  (97,930,932)
                                       Class B:
                                         Subscriptions                                               1,229,944     4,466,472
                                         Proceeds received in connection with merger                24,211,346            --
                                         Distributions reinvested                                    1,122,608     2,053,512
                                         Redemptions                                               (14,541,886)  (33,346,909)
                                                                                              ----------------  ------------
                                          Net Increase (Decrease)                                   12,022,012   (26,826,925)
                                       Class C:
                                         Subscriptions                                               1,189,464     1,038,097
                                         Proceeds received in connection with merger                 1,038,364            --
                                         Distributions reinvested                                      121,467       254,243
                                         Redemptions                                                (1,852,697)   (3,342,366)
                                                                                              ----------------  ------------
                                          Net Increase (Decrease)                                      496,598    (2,050,026)
                                       Class Z:
                                         Subscriptions                                              13,356,330    26,705,754
                                         Proceeds received in connection with merger                78,066,165            --
                                         Distributions reinvested                                      751,275     1,473,923
                                         Redemptions                                               (19,523,231)  (18,278,764)
                                                                                              ----------------  ------------
                                          Net Increase                                              72,650,539     9,900,913
                                       Net Increase (Decrease) from Share Transactions              75,028,055  (116,906,970)
                                                                                              ----------------  ------------
                                           Total Increase (Decrease) in Net Assets                  52,797,360  (119,100,037)
                                       ------------------------------------------------------ ----------------  ------------
                            Net Assets Beginning of period                                         871,705,332   990,805,369
                                       End of period                                               924,502,692   871,705,332
                                       Overdistributed net investment income, at end of
                                        period                                                      (4,855,407)   (4,043,877)

                                See Accompanying Notes to Financial Statements.

                           -------------------------
                                   Columbia Federal
                                    Securities Fund

                                                              (Unaudited)
                                                         Six Months Ended    Year Ended
                                                             February 28,    August 31,
                                                                     2006          2005
----------------- -------------------------------------  ----------------  -----------
Changes in Shares Class A:
                    Subscriptions                                 763,781    1,262,773
                    Issued in connection with merger            3,940,594           --
                    Issued for distributions reinvested           989,077    1,950,429
                    Redemptions                                (6,703,426) (12,364,522)
                                                         ----------------  -----------
                     Net Decrease                              (1,009,974)  (9,151,320)
                  Class B:
                    Subscriptions                                 115,567      417,131
                    Issued in connection with merger            2,279,692           --
                    Issued for distributions reinvested           107,020      191,777
                    Redemptions                                (1,385,121)  (3,115,192)
                                                         ----------------  -----------
                     Net Increase (Decrease)                    1,117,158   (2,506,284)
                  Class C:
                    Subscriptions                                 112,960       96,868
                    Issued in connection with merger               97,796           --
                    Issued for distributions reinvested            11,577       23,745
                    Redemptions                                  (176,638)    (312,843)
                                                         ----------------  -----------
                     Net Increase (Decrease)                       45,695     (192,230)
                  Class Z:
                    Subscriptions                               1,276,486    2,493,323
                    Issued in connection with merger            7,351,688           --
                    Issued for distributions reinvested            71,594      137,679
                    Redemptions                                (1,844,351)  (1,709,795)
                                                         ----------------  -----------
                     Net Increase                               6,855,417      921,207

See Accompanying Notes to Financial Statements.

                  FINANCIAL HIGHLIGHTS
                                       -----------------------
                                             Columbia Federal
                                              Securities Fund

Selected data for a share outstanding throughout each period is as follows:


                                      (Unaudited)
                                       Six Months
                                            Ended                                Year Ended August 31,
                                     February 28,    ----------------------------------------------------------------
Class A Shares                               2006             2005            2004          2003               2002
--------------------------------                   - -----------------------------------------------------------------
Net Asset Value, Beginning of
Period                          $    10.73           $    10.75      $    10.60      $    10.88    $    10.61

----------------------------------------------------------------------------------------------------------------------
Income From Investment
Operations:
Net investment income                 0.21(a)              0.41(a)        0.44 (a)         0.41          0.51(a)(b)
Net realized and
unrealized gain (loss) on
investments and futures
contracts                            (0.24)                  --(c)         0.13           (0.24)        0.32 (b)
                               ------------          ----------      ----------      ----------    ----------
Total from Investment
Operations                           (0.03)                0.41            0.57            0.17          0.83

----------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment
income                               (0.22)               (0.43)          (0.42)          (0.45)        (0.56)
                               ------------          ----------      ----------      ----------    ----------
Total Distributions
Declared to Shareholders             (0.22)               (0.43)          (0.42)          (0.45)        (0.56)

----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $    10.48           $    10.73      $    10.75      $    10.60    $    10.88
Total return (d)                     (0.26)%(e)(f)         3.91%           5.49%           1.52%         8.05%

----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (g)                          0.97%(h)             1.08%           1.16%           1.25%         1.21%
Net investment income (g)             4.05%(h)             3.87%           4.11%           3.30%        4.77 %(b)
Waiver/reimbursement                  0.03%(h)               --              --              --            --
Portfolio turnover rate                 25%(e)               80%             93%             61%           94%
Net assets, end of period
(000's)                         $  725,589           $  754,026      $  853,801      $1,004,181    $  567,270

----------------------------------------------------------------------------------------------------------------------




                               --------------
Class A Shares                          2001
--------------------------------------------
Net Asset Value, Beginning of
Period                         $    10.02

--------------------------------------------
Income From Investment
Operations:
Net investment income                0.60(a)
Net realized and
unrealized gain (loss) on
investments and futures
contracts                            0.58
                               ----------
Total from Investment
Operations                           1.18

--------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment
income                              (0.59)
                               ----------
Total Distributions
Declared to Shareholders            (0.59)

--------------------------------------------
Net Asset Value, End of Period $    10.61
Total return (d)                    12.12%

--------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (g)                         1.15%
Net investment income (g)            5.82%
Waiver/reimbursement                   --
Portfolio turnover rate               229%
Net assets, end of period
(000's)                        $  577,809

--------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.95% to 4.77%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)Not annualized.
(f)Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)The benefits derived from custody credits had an impact of less than 0.01%.
(h)Annualized.

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

Selected data for a share outstanding throughout each period is as follows:



                                    (Unaudited)
                                     Six Months
                                          Ended                            Year Ended August 31,
                                   February 28,     --------------------------------------------------------------------
Class B Shares                             2006            2005          2004        2003             2002          2001
--------------------------------                  ----------------------------------------------------------------------
Net Asset Value, Beginning of
Period                           $  10.73           $  10.75      $  10.60      $  10.88    $  10.61         $  10.02

------------------------------------------------------------------------------------------------------------------------
Income From Investment
Operations:
Net investment income                0.17(a)            0.33(a)       0.36(a)       0.31        0.43(a)(b)       0.52(a)
Net realized and
unrealized gain (loss) on
investments and futures
contracts                           (0.24)                --(c)       0.13         (0.22)       0.32(b)          0.59
                               ------------         --------      --------      --------    --------         --------
Total from Investment
Operations                          (0.07)              0.33          0.49          0.09        0.75             1.11

------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment
income                              (0.18)             (0.35)        (0.34)        (0.37)      (0.48)           (0.52)
                               ------------         --------      --------      --------    --------         --------
Total Distributions
Declared to Shareholders            (0.18)             (0.35)        (0.34)        (0.37)      (0.48)           (0.52)

------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $  10.48           $  10.73      $  10.75      $  10.60    $  10.88         $  10.61
Total return (d)                    (0.63)%(e)(f)       3.13%         4.71%         0.76%       7.25%           11.32%

------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (g)                         1.72%(h)           1.83%         1.91%         2.00%       1.96%            1.90%
Net investment
income (g)                           3.30%(h)           3.12%         3.41%         2.56%       4.02%(b)         5.07%
Waiver/reimbursement                 0.03%(h)             --            --            --          --               --
Portfolio turnover rate                25%(e)             80%           93%           61%         94%             229%
Net assets, end of period
(000's)                          $ 79,514           $ 69,452      $ 96,527      $143,880    $ 82,701         $ 55,365

------------------------------------------------------------------------------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.20% to 4.02%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Not annualized.
(f)Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)The benefits derived from custody credits had an impact of less than 0.01%.
(h)Annualized.

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

Selected data for a share outstanding throughout each period is as follows:



                                (Unaudited)
                                 Six Months
                                      Ended                          Year Ended August 31,
                               February 28,     ---------------------------------------------------------------
Class C Shares                         2006           2005         2004       2003            2002         2001
--------------------------------              -----------------------------------------------------------------
Net Asset Value, Beginning of
Period                           $ 10.73        $ 10.75      $ 10.60      $ 10.88    $ 10.61         $ 10.02

---------------------------------------------------------------------------------------------------------------
Income From Investment
Operations:
Net investment income               0.18(a)        0.35(a)      0.38(a)      0.32       0.44(a)(b)      0.54(a)
Net realized and unrealized
gain (loss) on investments
and futures contracts              (0.24)            --(c)      0.13        (0.22)      0.32(b)         0.58
                               ------------     -------      -------      -------    -------         -------
Total from Investment
Operations                         (0.06)          0.35         0.51         0.10       0.76            1.12

---------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment income         (0.19)         (0.37)       (0.36)       (0.38)     (0.49)          (0.53)
                               ------------     -------      -------      -------    -------         -------
Total Distributions Declared
to Shareholders                    (0.19)         (0.37)       (0.36)       (0.38)     (0.49)          (0.53)

---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $ 10.48        $ 10.73      $ 10.75      $ 10.60    $ 10.88         $ 10.61
Total return (d)(e)                (0.56)%(f)      3.29%        4.86%        0.91%      7.41%          11.47%

---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (g)                        1.57%(h)       1.68%        1.76%        1.85%      1.81%           1.75%
Net investment income (g)           3.45%(h)       3.27%        3.60%        2.76%      4.17%(b)        5.22%
Waiver/reimbursement                0.18%(h)       0.15%        0.15%        0.15%      0.15%           0.15%
Portfolio turnover rate               25%(f)         80%          93%          61%        94%            229%
Net assets, end of period
(000's)                          $ 8,824        $ 8,547      $10,630      $18,934    $10,686         $ 6,347

---------------------------------------------------------------------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.35% to 4.17%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Distributor/Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits had an impact of less than 0.01%.
(h)Annualized.

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

Selected data for a share outstanding throughout each period is as follows:



                                    (Unaudited)
                                     Six Months
                                          Ended                           Year Ended August 31,
                                   February 28,   ------------------------------------------------------------------------
Class Z Shares                             2006              2005          2004        2003             2002          2001
--------------------------------                  ------------------------------------------------------------------------
Net Asset Value, Beginning of
Period                           $  10.73             $  10.75      $  10.60      $  10.88    $  10.61         $  10.02

--------------------------------------------------------------------------------------------------------------------------
Income From Investment
Operations:
Net investment income                0.22(a)              0.44(a)       0.46(a)       0.40        0.54(a)(b)       0.63(a)
Net realized and unrealized
gain (loss) on investments
and futures contracts               (0.24)                  --(c)       0.14         (0.20)       0.31(b)          0.58
                               ------------           --------      --------      --------    --------         --------
Total from Investment
Operations                          (0.02)                0.44          0.60          0.20        0.85             1.21

--------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment
income                              (0.23)               (0.46)        (0.45)        (0.48)      (0.58)           (0.62)
                               ------------           --------      --------      --------    --------         --------
Total Distributions
Declared to Shareholders            (0.23)               (0.46)        (0.45)        (0.48)      (0.58)           (0.62)

--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $  10.48             $  10.73      $  10.75      $  10.60    $  10.88         $  10.61
Total return (d)                    (0.14)%(e)(f)         4.16%         5.75%         1.77%       8.32%           12.39%

--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (g)                         0.72%(h)             0.83%         0.91%         1.00%       0.96%            0.90%
Net investment income (g)            4.30%(h)             4.12%         4.30%         3.47%       5.02%(b)         6.07%
Waiver/reimbursement                 0.03%(h)               --            --            --          --               --
Portfolio turnover rate               25 %(e)               80%           93%           61%         94%             229%
Net assets, end of period
(000's)                          $110,576             $ 39,680      $ 29,848      $  9,857    $    657         $     13

--------------------------------------------------------------------------------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.20% to 5.02%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested.
(e)Not annualized.
(f)Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)The benefits derived from custody credits had an impact of less than 0.01%.
(h)Annualized.

See Accompanying Notes to Financial Statements.

             NOTES TO FINANCIAL STATEMENTS
                                           -----------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

Note 1. Organization

Columbia Federal Securities Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. After the close of business on September 23, 2005, the Fund was re-domiciled into a new series of the Columbia Funds Series Trust I. Prior to September 23, 2005, the Fund was a series of Columbia Fund Trust III.

Investment Goal

The Fund seeks as high a level of current income and total return as is consistent with prudent risk.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within twelve months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves

--------------------------------------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or
(3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the broker in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Dollar Roll Transactions

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of investments from its portfolio with an agreement by the Fund to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the other party may default on its obligations. The Fund identifies U.S. Government securities or other liquid high grade debt obligations in an amount equal to the mortgage dollar roll transactions.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

--------------------------------------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund


Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2005 was as follows:

                      Distributions paid from:
                      ------------------------------------
                       Ordinary Income         $36,753,635
                      ------------------------------------

Unrealized appreciation and depreciation at February 28, 2006, based on cost of investments for federal income tax purposes was:

                   Unrealized appreciation      $ 18,162,922
                   Unrealized depreciation       (11,203,026)
                                                ------------
                    Net unrealized appreciation $  6,959,896
                   ------------------------------------------

The following capital loss carryforwards, determined as of August 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                             Year of   Capital Loss
                            Expiration Carryforward
                            -----------------------
                               2007    $ 9,271,661
                               2008     39,647,571
                               2009     29,849,094
                                       ------------
                                       $78,768,326
                            -----------------------

Of the capital loss carryforwards attributable to the Fund, $24,888,206 ($9,271,661 expiring 08/31/07 and $15,616,545 expiring 08/31/08) remain from the Liberty Intermediate Government Fund's merger with the Fund.

Capital loss carryforwards of $2,874,159 were utilized during the year ended August 31, 2005 for the Fund. Any capital loss carryforwards acquired as part of a merger that are permanently lost due to provisions under the Internal Revenue Code are included as being expired. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services to the Fund. Prior to September 30, 2005, Columbia Management Advisors, Inc. was investment advisor to the Fund under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC.

Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                    Average Daily Net Assets  Annual Fee Rate
                   ------------------------------------------
                       First $500 million          0.53%
                   ------------------------------------------
                   $500 million to $1 billion      0.48%
                   ------------------------------------------
                   $1 billion to $1.5 billion      0.45%
                   ------------------------------------------
                   $1.5 billion to $3 billion      0.42%
                   ------------------------------------------
                        Over $3 billion            0.40%
                   ------------------------------------------

For the six months ended February 28, 2006, the Fund's annualized effective investment advisory fee rate was 0.51% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000.

--------------------------------------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund


Prior to November 1, 2005, Columbia received from the Fund an annual fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceeded $50 million, an additional monthly fee, calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended February 28, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.037% of the Fund's average daily net assets.

Transfer Agent Fees

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee, paid monthly, at the annual rate of $15.23 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Prior to November 1, 2005, the Transfer Agent received a monthly fee at the annual rate of $34.00 per open account and was reimbursed for certain out-of-pocket expenses.

For the period September 1, 2005 through October 31, 2005, the Transfer Agent voluntarily waived a portion of its fees to reflect the reduced contractual fees charged to the Fund effective November 1, 2005. For the six months ended February 28, 2006, the Transfer Agent waived fees of $121,410 for the Fund.

For the six months ended February 28, 2006, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of fee waivers, was 0.11% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended February 28, 2006, the Distributor has retained net underwriting discounts of $6,394 on sales of the Fund's Class A shares and received net CDSC fees of $130, $86,081 and $511 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a

--------------------------------------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended February 28, 2006, the Fund paid $1,377 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended February 28, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $202,282,450 and $261,976,920, respectively, of which $160,674,658 and $191,863,603, respectively, were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended February 28, 2006, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of February 28, 2006, the Fund had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:


              Number of Shareholders % of Shares Outstanding Held
              ---------------------------------------------------
                        2                       11.7%
              ---------------------------------------------------

Note 8. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc. (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations

--------------------------------------------------------------------------------
             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund

Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and agreed to by the staff of the SEC. The independent distribution consultant has been in consultation with the Staff, and has submitted a draft proposed plan of distribution, but has not yet submitted a final proposed plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds. As to Columbia, the Distributor and the Trustees of the Columbia Funds, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended February 28, 2006, Columbia has assumed $5,782 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

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             February 28, 2006 (Unaudited)       Columbia Federal
                                                  Securities Fund


Note 9. Business Combinations & Mergers

On September 23, 2005, the Nations Government Securities Fund merged into the Columbia Federal Securities Fund. The Columbia Federal Securities Fund received a tax-free transfer of assets from the Nations Government Securities Fund as follows:

                            Shares    Net Assets    Unrealized
                            Issued     Received   Appreciation/1/
               --------------------------------------------------
               Nations
               Government
               Securities
               Fund       13,669,770 $145,181,008    $270,304
               --------------------------------------------------

                                  Net Assets of       Net Assets of
             Net Assets of      Nations Government  Columbia Federal
            Columbia Federal     Securities Fund     Securities Fund
            Securities Fund        Immediately         Immediately
          Prior to Combination Prior to Combination After Combination
          -----------------------------------------------------------
              $849,411,528         $145,181,008       $994,592,536
          -----------------------------------------------------------

/1/Unrealized appreciation is included in the Net Assets Received amount shown above.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
                                                                   -----------------------
                                                                         Columbia Federal
                                                                          Securities Fund

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund


Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and (vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive. The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and reductions of expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

.. the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

.. the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

.. so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

.. the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2006.

SUMMARY OF MANAGEMENT FEE EVALUATION BY INDEPENDENT FEE CONSULTANT
                                                                   --------------------------------
                                                                   Columbia Federal Securities Fund

41



Prepared Pursuant to the February 9, 2005

Assurance of Discontinuance

between the Office of

Attorney General of New York State and

Columbia Management Advisors, Inc. and

Columbia Funds Distributor, Inc.

                               October 11, 2005

I. Overview

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG/1/"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. Duties of the Independent Fee Consultant

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the
.... Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a)Management fees (including any components thereof ) charged by other mutual fund companies for like services;

b)Management fees (including any components thereof ) charged to institutional and other clients of CMA for like services;

c)Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d)Profit margins of CMA and its affiliates from supplying such services;

e)Possible economies of scale as the CMA fund grows larger; and

f)The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. Sources of Information Used in My Evaluation

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1.Icollected data on performance, management fees, and expense ratios of both
   Columbia Funds and comparable non- Columbia Funds. The sources of this information were CMG, Lipper Inc. ("Lipper")

/1/Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

  and Morningstar Inc. ("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2.I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

3.I have reviewed data on the organizational structure of CMG in general.

4.I collected information on profitability from Strategic Insight Mutual Fund
  Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5.I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6.I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7.I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8.I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved.

In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. Qualifications and Independence

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates.

[Resume omitted]

II. EVALUATION OF THE GENERAL PROCESS USED TO NEGOTIATE THE ADVISORY CONTRACT

A. General Considerations

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG Management Interviews

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

I have had general discussions and have received information about the management structure of CMG. My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds. When I felt it

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

was appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.
C. Trustees' Fee and Performance Evaluation Process

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds. This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a.5th Lipper quintile in actual management fee;

b.5th Lipper quintile in total expense ratio;

c.Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d.Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile
  Rank (actual management fee) totals a number equal to or higher than 8;

e.Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile
  Rank (total expense ratio) totals a number equal to or higher than 8; and

f.Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile
  Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. FINDINGS

My findings based on my work as IFC are as follows:

1.The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2.Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3.Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed. Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4.Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its

--------------------------------------------------------------------------------
                                   Columbia Federal
                                    Securities Fund

  relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5.Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing.

My work is ongoing and my views may develop over time in light of new information and analysis.

Respectfully submitted,
Erik R. Sirri

        IMPORTANT INFORMATION ABOUT THIS REPORT
                                                -----------------------
                                                      Columbia Federal
                                                       Securities Fund

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Federal Securities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

[GRAPHIC APPEARS HERE]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Federal Securities Fund

Semiannual Report, February 28, 2006

Columbia Management (R)

(C)2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

                                             SHC-44/107348-0206 (04/06) 06/10742

[GRAPHIC]

COLUMBIA FUNDS

SEMIANNUAL REPORT
FEBRUARY 28, 2006

COLUMBIA INTERNATIONAL STOCK FUND

COLUMBIA MID CAP GROWTH FUND

COLUMBIA SMALL CAP GROWTH FUND I

COLUMBIA REAL ESTATE EQUITY FUND

COLUMBIA TECHNOLOGY FUND

COLUMBIA STRATEGIC INVESTOR FUND

COLUMBIA BALANCED FUND

COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND

COLUMBIA CONSERVATIVE HIGH YIELD FUND

PRESIDENT'S MESSAGE

                                                                  COLUMBIA FUNDS

TABLE OF CONTENTS

Columbia International Stock Fund                                     1

Columbia Mid Cap Growth Fund                                          4

Columbia Small Cap Growth Fund I                                      7

Columbia Real Estate Equity Fund                                     10

Columbia Technology Fund                                             13

Columbia Strategic Investor Fund                                     16

Columbia Balanced Fund                                               19

Columbia Oregon Intermediate Municipal Bond Fund                     22

Columbia Conservative High Yield Fund                                25

Financial Statements                                                 28

Board Consideration and Approval of Investment Advisory Agreements  151

Summary of Management Fee Evaluation by Independent Fee Consultant  154

Columbia Funds                                                      158

Important Information About This Report                             161

The views expressed in the President's Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

     Not FDIC         May Lose Value
     Insured        No Bank Guarantee

[PHOTO OF CHRISTOPHER L. WILSON]

A MESSAGE TO OUR VALUED CLIENTS

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure--the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal(1).

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at
800.345.6611. In fact, we've recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder's bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you'll like what you see as you read the reports for the period ended February 28, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued financial clients, in the years to come.

Sincerely,

/s/ Christopher L. Wilson

Christopher L. Wilson
President, Columbia Funds

(1) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PERFORMANCE INFORMATION -- Columbia International Stock Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

GROWTH OF A $10,000 INVESTMENT 03/01/96 - 02/28/06 ($)

SHARE CLASS
------------------------------------------------------
SALES CHARGE                        WITHOUT      WITH
------------------------------------------------------
Class A                             21,709      20,458
Class B                             21,124      21,124
Class C                             21,208      21,208
Class D                             21,268      21,061
Class G                             21,122      21,122
Class Z                             22,052         n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia International Stock Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

NET ASSET VALUE PER SHARE

as of 02/28/06 ($)

Class A                                          17.72
Class B                                          17.36
Class C                                          17.43
Class D                                          17.48
Class G                                          17.35
Class Z                                          17.82

DISTRIBUTIONS DECLARED PER SHARE

09/01/05 - 02/28/06 ($)

Class A                                           0.30
Class B                                           0.18
Class C                                           0.18
Class D                                           0.18
Class G                                           0.19
Class Z                                           0.34

AVERAGE ANNUAL TOTAL RETURN AS OF 02/28/06 (%)

SHARE CLASS                   A                 B                 C                 D                 G              Z
--------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE            11/01/02          11/01/02          10/13/03          11/01/02           03/18/05       10/01/92
--------------------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT   WITH    WITHOUT   WITH    WITHOUT   WITH    WITHOUT   WITH    WITHOUT    WITH     WITHOUT
6-month (cumulative)    14.43     7.85    14.19     9.19    14.20    13.20    14.16    13.16    14.18      9.18    14.66
1-year                  17.71    10.94    17.01    12.01    17.09    16.09    16.95    15.95    17.00     12.00    18.17
5-year                   5.46     4.22     4.88     4.55     4.97     4.97     5.03     4.82     4.88      4.38     5.79
10-year                  8.06     7.42     7.76     7.76     7.81     7.81     7.84     7.73     7.76      7.76     8.23

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/05 (%)

SHARE CLASS                   A                 B                 C                 D                 G              Z
--------------------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT   WITH    WITHOUT   WITH    WITHOUT   WITH    WITHOUT   WITH    WITHOUT    WITH    WITHOUT
6- month (cumulative)   15.72     9.06    15.43    10.43    15.51    14.51    15.46    14.46    15.41     10.41    15.96
1-year                  13.26     6.75    12.53     7.53    12.63    11.63    12.51    11.51    12.52      7.52    13.66
5-year                   3.03     1.82     2.50     2.13     2.58     2.58     2.64     2.44     2.49      1.94     3.35
10-year                  7.60     6.96     7.32     7.32     7.36     7.36     7.40     7.29     7.32      7.32     7.76

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B AND G SHARES AND 1.00% FOR CLASS C AND D SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD HAVE BEEN LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, the class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for Class C include the returns of Class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (11/01/02). Class G performance information includes returns of the fund's Class B shares for the period from 11/01/02 through 03/18/05 and for periods prior thereto, the fund's Class Z shares. Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C, D and G would have been lower.

FUND PROFILE -- Columbia International Stock Fund

SUMMARY

..    For the six-month period ended February 28, 2006, the Columbia
     International Stock Fund's Class A Shares returned 14.43% without sales charge. The fund's return was lower than its benchmarks, the MSCI EAFE Index, which returned 15.14%, and the MSCI All Country World ex US Index, which returned 17.09%.(1) The fund fell just short of the average return of its peer group, the Morningstar Foreign Large Blend Fund Category, which was 14.95%.(2)

..    The fund's out-of-benchmark weight in emerging markets and an above-average weight in Japan detracted from performance. Both markets aided performance in previous periods, and some of the fund's best performers came from emerging and Japanese stock markets during this reporting period. The fund has retained its exposure to both regions. Emerging markets, in particular, appear to offer some of the best opportunities for long-term growth despite intermittent volatility.

..    A reduction in the fund's energy position was timely as it locked in gains for the fund before energy commodity prices began to decline - and energy stock prices along with them. A decision to underweight the United Kingdom
     (UK) also aided performance. A relatively tight monetary policy had a negative impact on UK stocks, and the UK was one of the worst-performing markets for the period.

(1) The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. The MSCI All Country World Ex US Index is also an index of global stock market performance that includes developed and emerging markets but excludes the US. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

(2) (C)2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

PORTFOLIO MANAGEMENT

Fred Copper, CFA

..    With the fund since 2005

..    MBA, University of Chicago; BS, Boston College

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

[CHART]

SUMMARY

Class A Shares    +14.43%

MSCI EAFE Index   +15.14%

MANAGEMENT STYLE

EQUITY STYLE

                   VALUE          BLEND         GROWTH
SIZE LARGE                         /X/

MED

SMALL

UNDERSTANDING YOUR EXPENSES

                                               Columbia International Stock Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 - 02/28/06

                ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE            EXPENSES PAID        FUND'S ANNUALIZED
              BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)       DURING THE PERIOD ($)     EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------
               ACTUAL      HYPOTHETICAL       ACTUAL      HYPOTHETICAL    ACTUAL   HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------
Class A       1,000.00       1,000.00        1,144.30       1,018.94       6.27        5.91              1.18
Class B       1,000.00       1,000.00        1,141.92       1,015.22      10.25        9.64              1.93
Class C       1,000.00       1,000.00        1,142.02       1,015.22      10.25        9.64              1.93
Class D       1,000.00       1,000.00        1,141.58       1,015.22      10.25        9.64              1.93
Class G       1,000.00       1,000.00        1,141.82       1,015.47       9.98        9.39              1.88
Class Z       1,000.00       1,000.00        1,146.59       1,020.18       4.95        4.66              0.93

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA
     MANAGEMENT SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611.

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE
     FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6.

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD.

PERFORMANCE INFORMATION -- Columbia Mid Cap Growth Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

GROWTH OF A $10,000 INVESTMENT 03/01/96 - 02/28/06 ($)

SHARE CLASS
------------------------------------------------------
SALES CHARGE                          WITHOUT    WITH
------------------------------------------------------
Class A                                22,969   21,645
Class B                                22,404   22,404
Class C                                22,449   22,449
Class D                                22,422   22,202
Class G                                22,350   22,350
Class R                                22,960      n/a
Class T                                23,005   21,679
Class Z                                23,256      n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Growth Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

NET ASSET VALUE PER SHARE

as of 02/28/06 ($)

Class A                                         25.29
Class B                                         24.66
Class C                                         24.71
Class D                                         24.68
Class G                                         24.60
Class R                                         25.28
Class T                                         25.33
Class Z                                         25.61

DISTRIBUTIONS DECLARED PER SHARE

09/01/05 - 02/28/06 ($)

Class A                                          0.31
Class B                                          0.31
Class C                                          0.31
Class D                                          0.31
Class G                                          0.31
Class R                                          0.00
Class T                                          0.31
Class Z                                          0.31

AVERAGE ANNUAL TOTAL RETURN AS OF 02/28/06 (%)

SHARE CLASS                   A              B              C              D              G          R             T          Z
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION                 11/01/02       11/01/02       10/13/03       11/01/02       11/01/02    01/23/06     11/01/02    11/20/85
-----------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT WITH   WITHOUT WITH   WITHOUT WITH   WITHOUT WITH  WITHOUT   WITH  WITHOUT  WITHOUT   WITH WITHOUT
6-month (cumulative)     15.61  8.97    15.21 10.21    15.18 14.18    15.20 14.20   15.25  10.25    15.57    15.59   8.96   15.75
1-year                   24.43 17.27    23.53 18.53    23.53 22.53    23.50 22.50   23.60  18.60    24.38    24.38  17.22   24.71
5-year                    3.44  2.22     2.92  2.57     2.97  2.97     2.94  2.73    2.88   2.33     3.43     3.47   2.26    3.70
10-year                   8.67  8.03     8.40  8.40     8.42  8.42     8.41  8.30    8.69   8.37     8.67     8.69   8.04    8.81

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/05 (%)

SHARE CLASS                   A              B              C              D              G           T            Z
------------------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT WITH  WITHOUT   WITH  WITHOUT  WITH  WITHOUT  WITH  WITHOUT  WITH WITHOUT   WITH  WITHOUT
6-month (cumulative)     14.68  8.09   14.24   9.24    14.26 13.26    14.23 13.23    14.23  9.23   14.65   8.05    14.81
1- year                  16.08  9.41   15.20  10.20    15.22 14.22    15.19 14.19    15.25 10.25   16.05   9.39    16.36
5- year                  -0.83 -2.00   -1.30  -1.67    -1.25 -1.25    -1.28 -1.48    -1.35 -1.91   -0.79  -1.96    -0.59
10-Year                   8.26  7.62    8.01   8.01     8.03  8.03     8.01  7.90     7.98  7.98    8.28   7.64     8.39

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A AND T SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B AND G SHARES AND 1.00% FOR CLASS C AND D SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD HAVE BEEN LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

Class R and Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class R and Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, the class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B, D, G and T (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). The returns for class R include the returns of class A prior to 01/23/06, the date on which class R was initially offered by the fund. The returns shown for class R also include the performance of class Z prior to the inception of class A (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C, D, G and T would have been lower.

FUND PROFILE -- Columbia Mid Cap Growth Fund

SUMMARY

..    For the six-month period that ended February 28, 2006, the Columbia Mid Cap
     Growth Fund's Class A Shares returned 15.61% without sales charge. It outperformed both the Russell Midcap Index and the Russell Midcap Growth Index,(1) which returned 8.90% and 9.69%, respectively, for the same period. Its return was also higher than the average return of the Morningstar Mid Cap Growth Funds Category, which was 10.66%.(2) Strong stock selection across a variety of sectors accounted for the fund's strong performance.

..    Stock selection within technology, industrials, health care, financials and telecommunications services made a significant contribution to the fund's return relative to its benchmarks and peer group. The fund's top contributor was Broadcom Corp. (3.0% of net assets), in the technology sector, which enjoyed strong profit growth as the result of higher-than-expected gross margins. Consumer staples stocks were the fund's weakest performers. Tyson Foods, Inc. (0.2% of net assets) was the fund's worst performer, as the company struggled to improve its profit margins.

..    In an environment of healthy economic growth and relatively low inflation, the fund's managers maintain a bullish outlook for growth stocks, especially within the energy, materials and industrials sectors. However, decelerating growth could provoke a reassessment of the strength and duration of the current economic expansion. The fund's managers plan to continue to seek the stocks of growth companies with strong earnings prospects and attractive valuations.

(1) The Russell Midcap Index is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell Midcap Growth Index is an index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indices are not investments, they do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

(2) (C)2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

PORTFOLIO MANAGEMENT

Kenneth A. Korngiebel, CFA

..    With the fund since 2004

..    MBA, Wharton School at University of Pennsylvania; BA, Stanford University

Wayne M. Collette, CFA

..    With the fund since 2006

..    MBA, Columbia University; BS, Brandeis University

J. Michael Kosicki, CFA

..    With the fund since 2006

..    BA, Hamilton College

George J. Myers, CFA

..    With the fund since 2006

..    MS, University of Wisconsin; BBA, University of Wisconsin

Theodore R. Wendell, CFA

..    With the fund since 2006

..    MBA, Columbia University; BA, Emory University

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in growth stocks incurs the possibility of losses because their prices are sensitive to changes in current or expected earnings.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

[CHART]

SUMMARY

Class A Shares               +15.61%

Russell Midcap Index          +8.90%

Russell Midcap Growth Index   +9.69%

MANAGEMENT STYLE

EQUITY STYLE

                   VALUE          BLEND         GROWTH
SIZE LARGE

MED                                             /X/

SMALL

UNDERSTANDING YOUR EXPENSES

                                                    Columbia Mid Cap Growth Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 - 02/28/06

                ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE            EXPENSES PAID        FUND'S ANNUALIZED
              BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)       DURING THE PERIOD ($)     EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------
               ACTUAL       HYPOTHETICAL      ACTUAL      HYPOTHETICAL     ACTUAL   HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------
Class A       1,000.00       1,000.00        1,156.11      1,018.94         6.31        5.91              1.18
Class B       1,000.00       1,000.00        1,152.09      1,015.22        10.30        9.64              1.93
Class C       1,000.00       1,000.00        1,151.79      1,015.22        10.30        9.64              1.93
Class D       1,000.00       1,000.00        1,151.99      1,015.22        10.30        9.64              1.93
Class G       1,000.00       1,000.00        1,152.49      1,015.47        10.03        9.39              1.88
Class R       1,000.00       1,000.00        1,155.70      1,017.55         1.72        7.30              1.46
Class T       1,000.00       1,000.00        1,155.91      1,018.70         6.57        6.16              1.23
Class Z       1,000.00       1,000.00        1,157.49      1,020.18         4.97        4.66              0.93

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA
     MANAGEMENT SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611.

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE
     FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6.

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD.

PERFORMANCE INFORMATION -- Columbia Small Cap Growth Fund I

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

GROWTH OF A $10,000 INVESTMENT 10/01/96 - 02/28/06 ($)

SHARE CLASS
------------------------------------------------------
SALES CHARGE                          WITHOUT     WITH
------------------------------------------------------
Class A                                31,990   30,142
Class B                                31,940   31,940
Class C                                31,940   31,940
Class Z                                32,009      n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Growth Fund I during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

NET ASSET VALUE PER SHARE

as of 02/28/06 ($)

Class A                                          31.51
Class B                                          31.46
Class C                                          31.46
Class Z                                          31.54

DISTRIBUTIONS DECLARED PER SHARE

09/01/05 - 02/28/06 ($)

Class A                                           0.89
Class B                                           0.89
Class C                                           0.89
Class Z                                           0.89

AVERAGE ANNUAL TOTAL RETURN AS OF 02/28/06 (%)

SHARE CLASS                                 A                    B                   C                Z
----------------------------------------------------------------------------------------------------------
INCEPTION DATE                           11/01/05            11/01/05            11/01/05         10/01/96
----------------------------------------------------------------------------------------------------------
SALES CHARGE                        WITHOUT     WITH     WITHOUT    WITH     WITHOUT     WITH      WITHOUT
6-month (cumulative)                  16.95     10.21     16.76     11.76      16.76    15.76       17.02
1-year                                29.43     22.00     29.22     24.22      29.22    28.22       29.50
5-year                                 6.84      5.57      6.80      6.49       6.80     6.80        6.85
10-year                               13.15     12.44     13.13     13.13      13.13    13.13       13.16

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/05 (%)

SHARE CLASS                                 A                   B                   C                Z
----------------------------------------------------------------------------------------------------------
SALES CHARGE                        WITHOUT     WITH    WITHOUT     WITH    WITHOUT     WITH      WITHOUT
6-month (cumulative)                  10.91      4.55     10.87      5.87     10.87      9.87       10.91
1-year                                13.15      6.65     13.11      8.11     13.11     12.11       13.14
5-year                                 2.43      1.22      2.42      2.06      2.42      2.42        2.43
10-year                               12.07     11.36     12.07     12.07     12.07     12.07       12.07

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES AND MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Classes A, B and C (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and C would have been lower.

FUND PROFILE -- Columbia Small Cap Growth Fund I

SUMMARY

..    For the six-month period that ended February 28, 2006, Columbia Small Cap
     Growth Fund I's Class A Shares returned 16.95% without sales charge. It outperformed both the Russell 2000 Index and the Russell 2000 Growth Index, which returned 10.24% and 11.69%, respectively.(1) The fund's return was also higher than the average return of the Morningstar Small Growth Funds Category, which was 11.06%.(2) The management team's strong stock decisions helped the fund outperform its benchmark and peer group for the period.

..    A decision to overweight industrials, one of the period's strongest sectors, aided performance. Ceradyne, Inc. (1.8% of net assets), an industrial company that develops ceramic products and components, was the fund's top contributor. The company benefited from a ramp up in military orders for body and vehicle armor. Information technology and energy sectors also had a positive impact on performance, as did the telecommunications and consumer discretionary sectors, which provided a standout performance from Millicom International Cellular SA (0.9% of net assets). The company, which provides cellular phone service to emerging markets, rose more than 117% during the period. Consumer staples stocks posted a slight decline and the fund's health care holdings underperformed.

..    In an environment of healthy economic growth and relatively low inflation, the fund's managers maintain a bullish outlook for growth stocks, especially within the energy, materials and industrials sectors. However, decelerating growth could provoke a reassessment of the strength and duration of the current economic expansion. The fund's managers plan to continue to seek the stocks of growth companies with strong earnings prospects and attractive valuations.

(1) The Russell 2000 Index is an index that tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization. The Russell 2000 Growth Index is an index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indices are not investments, they do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

(2) (C)2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

PORTFOLIO MANAGEMENT

Kenneth A. Korngiebel, CFA

..    With the fund since 2004

..    MBA, Wharton School at University of Pennsylvania; BA, Stanford University

Wayne M. Collette, CFA

..    With the fund since 2006

..    MBA, Columbia University; BS, Brandeis University

J. Michael Kosicki, CFA

..    With the fund since 2006

..    BA, Hamilton College

George J. Myers, CFA

..    With the fund since 2006

..    MS, University of Wisconsin; BBA, University of Wisconsin

Theodore R. Wendell, CFA

..    With the fund since 2006

..    MBA, Columbia University; BA, Emory University

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in growth stocks incurs the possibility of losses because their prices are sensitive to changes in current or expected earnings.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

[CHART]

SUMMARY

Class A Shares              +16.95%

Russell 2000 Index          +10.24%

Russell 2000 Growth Index   +11.69%

MANAGEMENT STYLE

EQUITY STYLE

                   VALUE          BLEND         GROWTH
SIZE LARGE

MED

SMALL                                          /x/

UNDERSTANDING YOUR EXPENSES

                                                Columbia Small Cap Growth Fund I

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 - 02/28/06

                ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE            EXPENSES PAID        FUND'S ANNUALIZED
              BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)       DURING THE PERIOD ($)     EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------
               ACTUAL       HYPOTHETICAL      ACTUAL      HYPOTHETICAL     ACTUAL   HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------
Class A       1,000.00       1,000.00        1,183.09      1,017.85        5.02          7.00             1.40
Class B       1,000.00       1,000.00        1,181.22      1,014.13        7.71         10.74             2.15
Class C       1,000.00       1,000.00        1,181.22      1,014.13        7.71         10.74             2.15
Class Z       1,000.00       1,000.00        1,170.19      1,019.19        6.08          5.66             1.13

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA
     MANAGEMENT SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611.

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE
     FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6.

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD.

PERFORMANCE INFORMATION -- Columbia Real Estate Equity Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

GROWTH OF A $10,000 INVESTMENT 03/01/96 - 02/28/06 ($)

SHARE CLASS
------------------------------------------------------
SALES CHARGE                        WITHOUT      WITH
------------------------------------------------------
Class A                                40,781   38,427
Class B                                39,825   39,825
Class C                                39,814   39,814
Class D                                39,853   39,460
Class Z                                41,234      n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Real Estate Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

NET ASSET VALUE PER SHARE

as of 02/28/06 ($)

Class A                                          26.44
Class B                                          26.46
Class C                                          26.44
Class D                                          26.46
Class Z                                          26.46

DISTRIBUTIONS DECLARED PER SHARE

09/01/05 - 02/28/06 ($)

Class A                                          3.77
Class B                                          3.67
Class C                                          3.67
Class D                                          3.67
Class Z                                          3.80

AVERAGE ANNUAL TOTAL RETURN AS OF 02/28/06 (%)

                              A                   B                   C                   D              Z
--------------------------------------------------------------------------------------------------------------
INCEPTION                  11/01/02            11/01/02            10/13/03            11/01/02       04/01/94
--------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT    WITH     WITHOUT
6-month (cumulative)     9.51      3.22      9.12      4.37      9.13      8.18      9.16      8.21      9.65
1-year                  22.25     15.22     21.31     16.31     21.32     20.32     21.35     20.35     22.54
5-year                  17.69     16.30     17.13     16.92     17.12     17.12     17.15     16.91     17.95
10-year                 15.09     14.41     14.82     14.82     14.82     14.82     14.83     14.71     15.22

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/05 (%)

                              A                   B                   C                   D              Z
--------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT     WITH    WITHOUT    WITH     WITHOUT    WITH     WITHOUT     WITH    WITHOUT
6-month (cumulative)      3.97     -2.01      3.53    -0.97      3.57      2.67      3.57      2.67      4.06
1-year                    6.98      0.83      6.18     1.59      6.18      5.27      6.22      5.30      7.25
5-year                   15.42     14.07     14.90    14.67     14.89     14.89     14.91     14.68     15.66
10-year                  14.56     13.88     14.30    14.30     14.30     14.30     14.31     14.19     14.68

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C AND D SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C and D would have been lower.

FUND PROFILE -- Columbia Real Estate Equity Fund

SUMMARY

..    For the six-month period ended February 28, 2006, the Columbia Real Estate
     Equity Fund's Class A Shares returned 9.51% without sales charge. The fund underperformed its benchmark, the NAREIT Index, which returned 11.57%.(1) Its return was also lower than the 11.73% average return of its peer group, the Morningstar Specialty-Real Estate Funds Category.(2)

..    The fund's REIT holdings performed well in a market that was generally favorable for higher-quality REITs. In this environment, apartment REITs were exceptional performers. The rental market strengthened, especially at the high end, as some potential homebuyers were priced out of the market for single-family homes and condominiums. However, performance was dragged down by exposure to investments outside of the conventional REIT market, especially mortgage REITs and a high cash position. A position in hotel stocks also delivered disappointing returns. However, we have maintained the fund's position in hotel stocks in light of improved business prospects for hotels, particularly in higher-end urban markets.

..    The fund was restructured when new managers took over in October 2005.
     Sector weights were brought more in line with its benchmark, and investments outside the real estate market were sold and replaced by securities that were more consistent with the fund's focus on real estate. The fund's new managers also positioned the fund more conservatively, with an emphasis on REITS with high-quality management and the potential for sustainable growth.

(1) The National Association of Real Estate Investment Trusts (NAREIT) Index is an index that tracks performance of all publicly traded equity REIT. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

(2) (C)2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

PORTFOLIO MANAGEMENT

Robert McConnaughey

..    With the fund since 2005

..    MIA, Columbia University; BA, Grinnell College

David I. Hoffman

..    With the fund since 2005

..    BS, Dartmouth College

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions. In addition, the fund's share price will likely be subject to more volatility than the overall stock market because it concentrates in real estate stocks.

[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

[CHART]

SUMMARY

Class A Shares       +9.51%

NAREIT Index        +11.57%

UNDERSTANDING YOUR EXPENSES

                                                Columbia Real Estate Equity Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 - 02/28/06

                ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE            EXPENSES PAID        FUND'S ANNUALIZED
              BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)       DURING THE PERIOD ($)     EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------
               ACTUAL       HYPOTHETICAL      ACTUAL      HYPOTHETICAL     ACTUAL   HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------
Class A       1,000.00       1,000.00        1,095.11      1,018.99        6.08         5.86              1.17
Class B       1,000.00       1,000.00        1,091.19      1,015.27        9.96         9.59              1.92
Class C       1,000.00       1,000.00        1,091.29      1,015.27        9.96         9.59              1.92
Class D       1,000.00       1,000.00        1,091.59      1,015.27        9.96         9.59              1.92
Class Z       1,000.00       1,000.00        1,096.50      1,020.23        4.78         4.61              0.92

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA
     MANAGEMENT SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611.

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE
     FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6.

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD.

PERFORMANCE INFORMATION -- Columbia Technology Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

GROWTH OF A $10,000 INVESTMENT 11/09/00 - 02/28/06 ($)

SHARE CLASS
------------------------------------------------------
SALES CHARGE                        WITHOUT      WITH
------------------------------------------------------
Class A                              10,940     10,312
Class B                              10,651     10,551
Class C                              10,671     10,671
Class D                              10,711     10,605
Class Z                              11,064        n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Technology Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

NET ASSET VALUE PER SHARE

as of 02/28/06 ($)

Class A                                          10.33
Class B                                          10.11
Class C                                          10.13
Class D                                          10.17
Class Z                                          10.43

DISTRIBUTIONS DECLARED PER SHARE

09/01/05 - 02/28/06 ($)

Class A                                           0.56
Class B                                           0.50
Class C                                           0.50
Class D                                           0.50
Class Z                                           0.58

AVERAGE ANNUAL TOTAL RETURN AS OF 02/28/06 (%)

                               A                    B                      C                     D                Z
----------------------------------------------------------------------------------------------------------------------
INCEPTION                   11/01/02             11/01/02              10/13/03              11/01/02         11/09/00
----------------------------------------------------------------------------------------------------------------------
                       WITHOUT      WITH    WITHOUT       WITH    WITHOUT       WITH     WITHOUT      WITH     WITHOUT
6-month (cumulative)     24.87     17.69      24.40      19.40      24.35      23.35       24.37     24.37       24.99
1-year                   39.86     31.81      39.00      34.00      38.90      37.90       38.87     37.87       40.36
5-year                    9.93      8.63       9.35       9.07       9.39       9.39        9.47      9.25       10.18
Since inception           1.71      0.58       1.20       1.02       1.23       1.23        1.30      1.11        1.92

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/05 (%)

SHARES CLASS                   A                    B                     C                     D                Z
----------------------------------------------------------------------------------------------------------------------
                       WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT
6-month (cumulative)     23.39     16.29      23.01      18.01      22.95      21.95      22.99     21.99       23.57
1-year                   16.53      9.83      15.74      10.74      15.71      14.71      15.77     14.77       16.76
5-year                    2.70      1.48       2.17       1.80       2.21       2.21       2.30      2.08        2.91
Since inception          -0.29     -1.43      -0.80      -0.98      -0.76      -0.76      -0.68     -0.87       -0.10

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C AND D SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C and D would have been lower.

FUND PROFILE -- COLUMBIA TECHNOLOGY FUND

SUMMARY

..    For the six-month period ended February 28, 2006, the Columbia Technology
     Fund's Class A Shares returned 24.87% without sales charge. The fund outperformed its benchmark, the Merrill Lynch 100 Technology Index, which returned 12.85%.(1) It also surpassed the average return of its peer group, the Morningstar Specialty - Technology Category, which was 11.62% for the same period.(2) Semiconductor stocks made the greatest positive impact on fund performance. Wireless telecommunications services also made a strong contribution to the fund's return.

..    Within the semiconductor industry, the fund's managers continued to look beyond mega-sized firms to identify growth potential among companies with specific product strengths. The fund had more exposure to wireless stocks than the index, because of positive trends that indicated growing demand and expanded usage for wireless technology. Holdings in systems software detracted from performance.

..    The fund remained focused on companies positioned to potentially benefit from the adoption of new technologies, cost savings through outsourcing and key products - especially in the semiconductor industry. The fund's managers plan to continue to evaluate investments in wireless communications.

(1) The Merrill Lynch 100 Technology Index is an equally weighted index of 100 leading technology stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

(2) (C)2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

PORTFOLIO MANAGEMENT

Wayne M. Collette, CFA

..    With the fund since 2005

..    MBA, Columbia University; BS, Brandeis University

Theodore R. Wendell, CFA

..    With the fund since 2005

..    MBA, Columbia University; BA, Emory University

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The share price of a fund that invests primarily in one sector will likely be subject to more volatility than a fund that invests across many sectors. Technology stocks may be more volatile than stocks in other sectors. The fund should be considered part of an overall investment program, and not a complete investment program.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

[CHART]

SUMMARY

Class A Shares                       +24.87%

Merrill Lynch 100 Technology Index   +12.85%

UNDERSTANDING YOUR EXPENSES

                                                        Columbia Technology Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 - 02/28/06

                ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE            EXPENSES PAID        FUND'S ANNUALIZED
              BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)       DURING THE PERIOD ($)     EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------
               ACTUAL       HYPOTHETICAL      ACTUAL      HYPOTHETICAL     ACTUAL   HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------
Class A       1,000.00       1,000.00        1,244.62      1,017.80         7.85         7.05             1.41
Class B       1,000.00       1,000.00        1,240.06      1,014.08        12.00        10.79             2.16
Class C       1,000.00       1,000.00        1,239.47      1,014.08        11.99        10.79             2.16
Class D       1,000.00       1,000.00        1,239.76      1,014.08        12.00        10.79             2.16
Class Z       1,000.00       1,000.00        1,245.86      1,019.04         6.46         5.81             1.16

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA
     MANAGEMENT SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611.

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE
     FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6.

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD.

PERFORMANCE INFORMATION -- Columbia Strategic Investor Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

GROWTH OF A $10,000 INVESTMENT 11/09/00 - 02/28/06 ($)

SHARE CLASS
------------------------------------------------------
SALES CHARGE                        WITHOUT      WITH
------------------------------------------------------
Class A                              23,174     21,845
Class B                              22,476     22,576
Class C                              22,587     22,587
Class D                              22,343     22,566
Class Z                              23,374        n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Strategic Investor Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

NET ASSET VALUE PER SHARE

as of 02/28/06 ($)

Class A                                          20.79
Class B                                          20.47
Class C                                          20.48
Class D                                          20.46
Class Z                                          20.83

DISTRIBUTIONS DECLARED PER SHARE

09/01/05 - 02/28/06 ($)

Class A                                           1.66
Class B                                           1.52
Class C                                           1.52
Class D                                           1.52
Class Z                                           1.71

AVERAGE ANNUAL TOTAL RETURN AS OF 02/28/06 (%)

                               A                    B                      C                     D                Z
----------------------------------------------------------------------------------------------------------------------
INCEPTION DATE              11/01/02             11/01/02              10/13/03              11/01/02         11/09/00
----------------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT      WITH    WITHOUT       WITH    WITHOUT    WITHOUT     WITHOUT      WITH     WITHOUT
6-month (cumulative)      6.06     -0.04       5.71       0.80       5.71       4.73        5.66      4.68        6.21
1-year                    9.79      3.48       8.95       3.95       9.00       8.00        8.95      7.95       10.04
5-year                   13.59     12.25      13.00      12.75      13.01      13.01       12.99     12.77       13.79
Life                     17.17     15.87      16.59      16.50      16.60      16.60       16.58     16.37       17.36

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/05 (%)

                               A                    B                     C                     D                Z
----------------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT      WITH    WITHOUT       WITH    WITHOUT    WITHOUT    WITHOUT      WITH     WITHOUT
6-month (cumulative)      6.77      0.63       6.33       1.39       6.33       5.34       6.39      5.40       6..91
1-year                    7.09      0.93       6.28       1.34       6.28       5.29       6.33      5.35        7.38
5-year                   14.81     13.45      14.24      14.00      14.25      14.25      14.24     14.01       15.00
Life                     16.97     15.64      16.40      16.30      16.41      16.41      16.40     16.18       17.16

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C AND D SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, class D sales charge of 1.00% is waived after October 13, 2003.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C and D would have been lower.

FUND PROFILE -- Columbia Strategic Investor Fund

SUMMARY

..    For the six-month period ended February 28, 2006, the Columbia Strategic
     Investor Fund's Class A Shares returned 6.06% without sales charge. The fund's return fell between the returns of its two benchmarks, the Russell 3000 Value Index, which returned 7.46%, and the S&P 500 Index, which returned 5.93% for the same period.(1) It fell short of the 7.83% average return of its peer group, the Morningstar Mid-Cap Blend Funds Category.(2)

..    Recognizing that the fund has two benchmarks, the following performance discussion relates to its performance vs. the S&P 500. Good relative performance, especially from the information technology, financials, industrials, energy and materials sector, contributed to solid returns for the fund's equity holdings. The information technology sector made the greatest contribution to relative performance. However, the fund experienced poor relative performance within the consumer discretionary, consumer staples, utilities and healthcare sectors. The weakest relative performance came from the consumer discretionary and the consumer staples sectors. In addition, the fund's cash position, at 18.2% of the portfolio, hampered relative performance as these assets could not keep up with gains in the equity markets.

..    In view of their expectation that recent interest-rate increases could slow economic growth in 2006, the fund's management team plans to seek companies with less sensitivity to economic cycles and the ability to maintain stable growth as the economic cycle matures. The managers will continue to evaluate investment opportunities overseas, considering those areas with compelling growth trends and reasonable prices.

(1) The Russell 3000 Value Index is an index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an index that tracks the performance of 500 widely held, large capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

(2) (C)2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

PORTFOLIO MANAGEMENT

Emil A. Gjester

..    With the fund since 2002

..    MBA, University of Cambridge; BBA, Pacific Lutheran University

Dara J. White, CFA

..    With the fund since 2006

..    BS, Boston College

Jonas Patrikson

..    With the fund since 2006

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

[CHART]

SUMMARY

Class A Shares             +6.06%

Russell 3000 Value Index   +7.46%

UNDERSTANDING YOUR EXPENSES

                                                Columbia Strategic Investor Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 - 02/28/06

                ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE            EXPENSES PAID        FUND'S ANNUALIZED
              BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)       DURING THE PERIOD ($)     EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------
               ACTUAL       HYPOTHETICAL      ACTUAL      HYPOTHETICAL     ACTUAL   HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------
Class A       1,000.00       1,000.00        1,060.60      1,018.79         6.18        6.06              1.21
Class B       1,000.00       1,000.00        1,057.08      1,015.08        10.00        9.79              1.96
Class C       1,000.00       1,000.00        1,057.08      1,015.08        10.00        9.79              1.96
Class D       1,000.00       1,000.00        1,056.58      1,015.08         9.99        9.79              1.96
Class Z       1,000.00       1,000.00        1,062.09      1,020.03         4.91        4.81              0.96

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA
     MANAGEMENT SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611.

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE
     FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6.

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD.

PERFORMANCE INFORMATION -- Columbia Balanced Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

GROWTH OF A $10,000 INVESTMENT 03/01/96 - 02/28/06 ($)

SHARE CLASS
------------------------------------------------------
SALES CHARGE                        WITHOUT      WITH
------------------------------------------------------
Class A                              19,366     18,252
Class B                              18,891     18,891
Class C                              18,892     18,892
Class D                              18,908     18,715
Class Z                              19,586        n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Balanced Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

NET ASSET VALUE PER SHARE

as of 02/28/06 ($)

Class A                                          22.36
Class B                                          22.33
Class C                                          22.33
Class D                                          22.32
Class Z                                          22.35

DISTRIBUTIONS DECLARED PER SHARE

09/01/05 - 02/28/06 ($)

Class A                                           0.20
Class B                                           0.12
Class C                                           0.12
Class D                                           0.12
Class Z                                           0.23

AVERAGE ANNUAL TOTAL RETURN AS OF 02/28/06 (%)

SHARE CLASS                    A                   B                   C                    D              Z
----------------------------------------------------------------------------------------------------------------
INCEPTION                  11/01/02            11/01/02             10/13/03            11/01/02        10/01/91
----------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT     WITH    WITHOUT     WITH    WITHOUT     WITH     WITHOUT    WITH     WITHOUT
6-month (cumulative)      3.76    -2.20       3.38    -1.62       3.38      2.38       3.33     2.33       3.89
1-year                    8.41     2.17       7.61     2.61       7.61      6.61       7.56     6.56       8.68
5-year                    2.55     1.34       2.04     1.67       2.04      2.04       2.06     1.86       2.78
10-year                   6.83     6.20       6.57     6.57       6.57      6.57       6.58     6.47       6.95

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/05 (%)

SHARE CLASS                    A                   B                   C                    D              Z
---------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT     WITH    WITHOUT     WITH    WITHOUT     WITH     WITHOUT    WITH     WITHOUT
6-month (cumulative)      6.43     0.31       5.98     0.98       5.98      4.98       6.04     5.04       6.52
1-year                    5.54    -0.53       4.71    -0.29       4.71      3.71       4.76     3.76       5.76
5-year                    1.33     0.14       0.84     0.47       0.85      0.85       0.87     0.67       1.54
10-year                   6.82     6.19       6.56     6.56       6.57      6.57       6.58     6.47       6.93

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C AND D SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C and D would have been lower.

FUND PROFILE - Columbia Balanced Fund

SUMMARY

..    For the six-month period that ended February 28, 2006, the Columbia
     Balanced Fund's Class A Shares returned 3.76% without sales charge. The fund's return was higher than the blended return 3.51% of its two benchmarks based on a 60/40 allocation between them, the S&P 500 Index which returned 5.93% and the Lehman Brothers Aggregate Bond Index which returned negative 0.11%.(1) The fund's return was lower than the average return of its peer group, the Lipper Balanced Funds Category which returned 4.24%.(2)

..    Favorable stock selection, especially within health care and financials, helped the fund's equity holdings outperform its benchmark. The fund was overweight in health care relative to the S&P 500 Index, which meant that superior stock selection had an even more favorable impact on return. These gains were enough to offset weakness among the fund's consumer discretionary stocks. Given recent short-term interest-rate increases and their potential for slowing economic growth, the fund's equity managers plan to focus on companies that they believe can weather a changing economic climate.

..    The fund's fixed income holdings performed generally in line with its
     Lehman benchmark as rising interest rates put pressure on all segments of the bond market. However, short-term yields rose more than long-term yields. In this environment, performance was helped by management's decision to maintain a slightly shorter duration than the benchmark for most of the period. (Duration is a measure of interest-rate sensitivity.) Duration was extended to match the benchmark toward the end of the period as a greater level of uncertainty entered the market with a new Federal Reserve Board chairman and a change in the language used to describe the Fed's interest-rate policy. A decision to overweight mortgage-backed securities, asset-backed securities and corporate bonds also aided performance.

(1) The S&P 500 Index is an index that tracks the performance of 500 widely held, large capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

(2) Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

PORTFOLIO MANAGEMENT

Leonard A. Aplet, CFA

..    With the fund since 1991

..    MBA, University of California at Berkeley; BS, Oregon State University

Guy W. Pope, CFA

..    With the fund since 1997

..    MBA, Northwestern University; BA, The Colorado College

Ronald B. Stahl, CFA

..    With the fund since 2005

..    MBA, Portland State University; BS, Oregon State University

Stephen C. Peacher, CFA

..    With the fund since 2005

..    BS, University of Virginia

Jeffrey D. Huffman

..    With the fund since 2005

..    MBA, University of Washington; BA, Brigham Young University

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield securities (commonly known as "junk" bonds) offers the potential for high current income and attractive total returns but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

[CHART]

SUMMARY

Class A Shares                         +3.76%

S&P 500 Index                          +5.93%

Lehman Brothers Aggregate Bond Index   -0.11%

UNDERSTANDING YOUR EXPENSES

                                                          Columbia Balanced Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 - 02/28/06

                ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE            EXPENSES PAID        FUND'S ANNUALIZED
              BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)       DURING THE PERIOD ($)     EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------
               ACTUAL       HYPOTHETICAL      ACTUAL      HYPOTHETICAL     ACTUAL   HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------
Class A       1,000.00       1,000.00        1,036.99      1,019.89        5.00         4.96              0.99
Class B       1,000.00       1,000.00        1,033.22      1,016.17        8.77         8.70              1.74
Class C       1,000.00       1,000.00        1,033.22      1,016.17        8.77         8.70              1.74
Class D       1,000.00       1,000.00        1,032.78      1,016.17        8.77         8.70              1.74
Class Z       1,000.00       1,000.00        1,038.28      1,021.12        3.74         3.71              0.74

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA
     MANAGEMENT SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611.

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE
     FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6.

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD.

PERFORMANCE INFORMATION -- Columbia Oregon Intermediate Municipal Bond Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

GROWTH OF A $10,000 INVESTMENT 03/01/96 - 02/28/06 ($)

SHARE CLASS
------------------------------------------------------
SALES CHARGE                        WITHOUT      WITH
------------------------------------------------------
Class A                              16,320     15,548
Class B                              15,917     15,917
Class C                              16,053     16,053
Class D                              16,110     15,954
Class Z                              16,489        n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Oregon Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charge for Class A is calculated with an initial sales charge of 4.75%.

NET ASSET VALUE PER SHARE

as of 02/28/06 ($)

Class A                                          12.30
Class B                                          12.30
Class C                                          12.30
Class D                                          12.30
Class Z                                          12.30

DISTRIBUTIONS DECLARED PER SHARE

09/01/05 - 02/28/06 ($)

Class A                                           0.23
Class B                                           0.18
Class C                                           0.20
Class D                                           0.20
Class Z                                           0.24

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

AVERAGE ANNUAL TOTAL RETURN AS OF 02/28/06 (%)

                               A                    B                     C                     D                Z
---------------------------------------------------------------------------------------------------------------------
INCEPTION                   11/01/02             11/01/02              10/13/03              11/01/02        07/02/84
---------------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT     WITH     WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT
6-month (cumulative)      0.65     -2.63       0.27      -2.69       0.44      -0.54       0.45     -0.54        0.77
1-year                    3.11     -1.79       2.34      -0.64       2.70       1.70       2.70      1.70        3.37
5-year                    4.79      3.77       4.27       4.27       4.44       4.44       4.52      4.31        5.01
10-year                   5.02      4.51       4.76       4.76       4.85       4.85       4.88      4.78        5.13

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/05 (%)

                                A                   B                     C                     D                Z
---------------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT      WITH    WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT
6-month (cumulative)      0.39      -4.38      0.01     -2.94        0.19      -0.80       0.19     -0.80        0.52
1-year                    2.68      -2.20      1.91     -1.05        2.27       1.28       2.27      1.28        2.94
5-year                    4.96       3.95      4.46      4.46        4.62       4.62       4.70      4.49        5.16
10-year                   4.96       4.45      4.71      4.71        4.80       4.80       4.83      4.73        5.07

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 3.25% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C AND D SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

THE 1, 5 & 10-YEAR AVERAGE ANNUAL RETURNS WITH SALES CHARGE AS OF 02/28/06 INCLUDE THE PREVIOUS SALES CHARGE OF 4.75%. THE 6-MONTH CUMULATIVE RETURN WITH SALES CHARGE AS OF 02/28/06 INCLUDES THE NEW SALES CHARGE OF 3.25%. THIS CHANGE WAS EFFECTIVE BEGINNING AUGUST 22, 2005.

ALL RETURNS WITH SALES CHARGES AS OF 12/31/05 INCLUDE THE PREVIOUS SALES CHARGE OF 4.75%.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C and D would have been lower.

FUND PROFILE -- Columbia Oregon Intermediate Municipal Bond Fund

SUMMARY

..    For the six-month period ended February 28, 2006, the Columbia Oregon
     Intermediate Municipal Bond Fund's Class A Shares returned 0.65% without sales charge. The fund's return was lower than the 0.84% return of its benchmark, the Lehman Brothers General Obligation Bond Index.(1) However, it was higher than the average return of its peer group, the Lipper Other States Intermediate Municipal Debt Funds Category, which was 0.39%.(2)

..    The fund's short fall versus the benchmark can be accounted for by two factors: It had slightly less exposure than the index to 20-year bonds, which were strong performers. Also, the index includes California bonds, which outperformed the bonds of other states. The fund's mix of higher-yielding investment-grade bonds helped it outperform its peer group.

..    Several of the fund's best-performing bonds were pre-refunded during the period. When a bond is pre-refunded, the issuer floats a second bond to pay off the first bond at its first call date. Pre-refunding is generally viewed favorably by investors, and in the case of the pre-refunded bonds in the fund, resulted in total returns between 4% and 5%. Bonds in the hospital sector also did well. Non-callable bonds in the 2010 - 2013 maturity range underperformed as interest rates rose and the differences in yield among short-, intermediate- and long-term bonds narrowed.

(1) The Lehman Brothers General Obligation Bond Index is an index that represents average market-weighted performance of general obligation securities that have been issued in the last five years with maturities greater than one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

(2) Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

PORTFOLIO MANAGEMENT

Brian McGreevy

..    With the fund since 2003

..    BS, University of Massachusetts Dartmouth

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

[CHART]

SUMMARY

Class A Shares             +0.65

Lehman Brothers General
Obligation Bond Index      +0.84

MANAGEMENT STYLE

FIXED INCOME MATURITY

                   SHORT          INT          LONG
QUALITY HIGH                      /X/

MED

LOW

UNDERSTANDING YOUR EXPENSES

                                Columbia Oregon Intermediate Municipal Bond Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 - 02/28/06

                ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE            EXPENSES PAID        FUND'S ANNUALIZED
              BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)       DURING THE PERIOD ($)     EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------
               ACTUAL       HYPOTHETICAL      ACTUAL      HYPOTHETICAL     ACTUAL   HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------
Class A       1,000.00       1,000.00        1,006.50      1,020.43        4.38         4.41              0.88
Class B       1,000.00       1,000.00        1,002.68      1,016.71        8.09         8.15              1.63
Class C       1,000.00       1,000.00        1,004.41      1,018.45        6.36         6.41              1.28
Class D       1,000.00       1,000.00        1,004.51      1,018.45        6.36         6.41              1.28
Class Z       1,000.00       1,000.00        1,007.69      1,021.67        3.14         3.16              0.63

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent and distributor not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA
     MANAGEMENT SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611.

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE
     FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6.

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD.

PERFORMANCE INFORMATION - Columbia Conservative High Yield Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

GROWTH OF A $10,000 INVESTMENT 03/01/96 - 02/28/06 ($)

SHARE CLASS
------------------------------------------------------
SALES CHARGE                        WITHOUT      WITH
------------------------------------------------------
Class A                              18,429     17,562
Class B                              17,954     17,954
Class C                              18,007     18,007
Class D                              18,051     17,871
Class Z                              18,591        n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Conservative High Yield Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

NET ASSET VALUE PER SHARE

as of 02/28/06 ($)

Class A                                           8.53
Class B                                           8.53
Class C                                           8.53
Class D                                           8.53
Class Z                                           8.53

DISTRIBUTIONS DECLARED PER SHARE

09/01/05 - 02/28/06 ($)

Class A                                           0.27
Class B                                           0.24
Class C                                           0.24
Class D                                           0.24
Class Z                                           0.28

AVERAGE ANNUAL TOTAL RETURN AS OF 02/28/06 (%)

SHARE CLASS                     A                     B                      C                     D                 Z
--------------------------------------------------------------------------------------------------------------------------
INCEPTION                   11/01/02              11/01/02               10/13/03               11/01/02         10/01/93
--------------------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT      WITH     WITHOUT      WITH      WITHOUT      WITH      WITHOUT     WITH       WITHOUT
6-month (cumulative)      2.12      -2.73        1.74     -3.21        1.82       0.83        1.82       0.77        2.24
1-year                    2.99      -1.91        2.22     -2.62        2.38       1.41        2.38       1.34        3.23
5-year                    5.08       4.06        4.53      4.22        4.59       4.59        4.64       4.44        5.26
10-year                   6.30       5.79        6.03      6.03        6.06       6.06        6.08       5.98        6.40

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/05 (%)

SHARE CLASS                     A                     B                      C                     D                 Z
--------------------------------------------------------------------------------------------------------------------------
SALES CHARGE           WITHOUT      WITH     WITHOUT      WITH      WITHOUT      WITH      WITHOUT     WITH       WITHOUT
6-month (cumulative)      1.36      -3.45        0.98     -3.93        1.06       0.07        1.06       0.01        1.48
1-year                    2.45      -2.43        1.69     -3.13        1.84       0.87        1.84       0.81        2.68
5-year                    5.64       4.61        5.11      4.80        5.17       5.17        5.22       5.01        5.82
10-year                   6.32       5.81        6.06      6.06        6.09       6.09        6.11       6.01        6.41

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C AND D SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD HAVE BEEN LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C and D would have been lower.

FUND PROFILE - Columbia Conservative High Yield Fund

SUMMARY

..    For the six-month period ended February 28, 2006, the Columbia Conservative
     High Yield Fund's Class A Shares returned 2.12% without sales charge. It outperformed its benchmarks, the JPMorgan Chase Developed BB High Yield Index and the Merrill Lynch U.S. High Yield, Cash Pay Only Index, which returned 1.46% and 1.90%, respectively.(1) Its return fell just short of the average return of its peer group, the Lipper High Yield Funds Category, which was 2.26%.(2) Most of the fund's positive return was generated in the final months of the period, as high-yield bonds enjoyed a seasonal rally. Its high-quality orientation aided performance relative to its benchmarks as lower-rated securities struggled to break even during the period.

..    A decision to underweight the auto sector relative to the fund's benchmarks also aided return. US auto companies suffered under the weight of weak operating results and concerns about future pension and health care obligations. However, the fund gave up some performance because it had less exposure to wireline and wireless telecommunications stocks, which were strong performers.

..    During the period, the fund's new managers brought its industry weights more in line with its benchmarks and broadened the fund's diversification. However, the fund's conservative orientation was preserved, in keeping with management's assessment that the high-yield market is currently fairly valued as well as the fund's overall conservative investment policy.

(1) JPMorgan Chase Developed BB High Yield Index is an index that is designed to mirror the investable universe of the US dollar developed, BB-rated, high yield corporate debt market. The Merrill Lynch U.S. High Yield, Cash Pay Only Index is an index that tracks the performance of non-investment-grade corporate bonds. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

(2) Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

PORTFOLIO MANAGEMENT

Stephen C. Peacher, CFA

..    With the fund since 2005

..    BS, University of Virginia

Kevin L. Cronk, CFA

..    With the fund since 2005

..    BS, Finance and Economics, Creighton University

Thomas A. LaPointe, CFA

..    With the fund since 2005

..    BS, Babson College

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

The term "conservative" in the Columbia Conservative High Yield Fund's name and as used in the discussion above is intended to describe the Fund's credit approach relative to other high yield funds; the Fund invests primarily in bonds rated Ba or B by Moody's Investors Service, Inc. or BB or B by Standard & Poor's. These lower rated bonds, commonly referred to as "junk bonds", are subject to greater credit risk, and are generally less liquid, than higher-rated, lower yielding bonds. Also changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

[SIDENOTE]

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT www.columbiafunds.com FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

[CHART]

SUMMARY

Class A Shares                                  +2.12%

JPMorgan Chase Developed BB High Yield Index    +1.46%

MANAGEMENT STYLE

FIXED INCOME MATURITY

                   SHORT          INT          LONG
QUALITY HIGH

MED

LOW                               /X/

UNDERSTANDING YOUR EXPENSES

                                           Columbia Conservative High Yield Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 - 02/28/06

                ACCOUNT VALUE AT THE           ACCOUNT VALUE AT THE            EXPENSES PAID        FUND'S ANNUALIZED
              BEGINNING OF THE PERIOD ($)      END OF THE PERIOD ($)       DURING THE PERIOD ($)     EXPENSE RATIO (%)
----------------------------------------------------------------------------------------------------------------------
               ACTUAL       HYPOTHETICAL      ACTUAL      HYPOTHETICAL     ACTUAL   HYPOTHETICAL
----------------------------------------------------------------------------------------------------------------------
Class A       1,000.00       1,000.00        1,020.83      1,020.18        4.66         4.66              0.93
Class B       1,000.00       1,000.00        1,017.16      1,016.46        8.40         8.40              1.68
Class C       1,000.00       1,000.00        1,017.90      1,017.21        7.66         7.65              1.53
Class D       1,000.00       1,000.00        1,017.90      1,017.21        7.66         7.65              1.53
Class Z       1,000.00       1,000.00        1,022.07      1,021.42        3.41         3.41              0.68

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent and distributor not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA
     MANAGEMENT SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611.

..    FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE
     FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6.

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD.

INVESTMENT PORTFOLIO

FEBRUARY 28, 2006 (UNAUDITED)                  COLUMBIA INTERNATIONAL STOCK FUND

                                                                                       SHARES         VALUE ($)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 10.9%

  AUTO COMPONENTS - 2.1%
    Compagnie Generale des
      Etablissements Michelin, Class B                                                183,488        11,191,656
    Continental AG                                                                     90,471         9,256,373
    Denso Corp.                                                                       249,000         9,081,568
                                                                                                ---------------
                                                                        Auto Components Total        29,529,597

  AUTOMOBILES - 2.3%
    Hyundai Motor Co.                                                                  78,400         6,669,174
    Toyota Motor Corp.                                                                458,400        24,556,333
                                                                                                ---------------
                                                                            Automobiles Total        31,225,507

  DISTRIBUTORS - 0.6%
    Canon Sales Co., Inc.                                                             289,000         6,199,017
    Li & Fung Ltd.                                                                  1,325,000         2,671,719
                                                                                                ---------------
                                                                           Distributors Total         8,870,736

  HOTELS, RESTAURANTS & Leisure - 0.5%
    City Developments Ltd.                                                          1,114,200         6,503,571
                                                                                                ---------------
                                                          Hotels, Restaurants & Leisure Total         6,503,571

  HOUSEHOLD DURABLES - 3.1%
    JM AB                                                                             150,300         8,372,448
    Makita Corp.                                                                      202,800         5,896,824
    Matsushita Electric Industrial Co., Ltd.                                          511,000        10,854,269
    Sony Corp.                                                                        130,900         6,106,256
    Taylor Woodrow PLC                                                              1,614,599        11,766,255
                                                                                                ---------------
                                                                     Household Durables Total        42,996,052

  LEISURE EQUIPMENT & PRODUCTS - 0.5%
    Sega Sammy Holdings, Inc.                                                         175,300         7,145,035
                                                                                                ---------------
                                                           Leisure Equipment & Products Total         7,145,035

  MEDIA - 1.2%
    Vivendi Universal SA                                                              555,165        16,739,161
                                                                                                ---------------
                                                                                  Media Total        16,739,161

  SPECIALTY RETAIL - 0.6%
    Esprit Holdings Ltd.                                                              410,100         3,147,863
    Yamada Denki Co., Ltd.                                                             43,500         4,654,281
                                                                                                ---------------
                                                                       Specialty Retail Total         7,802,144
                                                                                                ---------------
                                                                 CONSUMER DISCRETIONARY TOTAL       150,811,803

CONSUMER STAPLES - 5.6%

  BEVERAGES - 0.5%
    Diageo PLC                                                                        489,739         7,523,745
                                                                                                ---------------
                                                                              Beverages Total         7,523,745

  FOOD & STAPLES RETAILING - 0.3%
    FamilyMart Co., Ltd.                                                              127,300         3,986,731
                                                                                                ---------------
                                                               Food & Staples Retailing Total         3,986,731

  FOOD PRODUCTS - 2.6%
    Nestle SA, Registered Shares                                                       83,346        24,496,743
    Unilever PLC                                                                    1,094,223        11,293,374
                                                                                                ---------------
                                                                          Food Products Total        35,790,117

  HOUSEHOLD PRODUCTS - 0.5%
    Kao Corp.                                                                         279,000         7,576,140
                                                                                                ---------------
                                                                     Household Products Total         7,576,140

  TOBACCO - 1.7%
    British American Tobacco PLC                                                      410,331         9,792,240
    Imperial Tobacco Group PLC                                                        190,866         5,740,316
    Japan Tobacco, Inc.                                                                   444         7,651,921
                                                                                                ---------------
                                                                                Tobacco Total        23,184,477
                                                                                                ---------------
                                                                       CONSUMER STAPLES TOTAL        78,061,210

ENERGY - 9.2%

  OIL, GAS & CONSUMABLE FUELS - 9.2%
    BP PLC                                                                            859,748         9,487,010
    BP PLC, ADR                                                                       173,330        11,512,578
    CNOOC Ltd.                                                                      6,739,000         5,599,491
    EnCana Corp.                                                                      124,600         5,153,064
    ENI S.p.A                                                                         707,675        20,242,647
    Norsk Hydro ASA                                                                   132,760        15,554,497
    PetroChina Co., Ltd., Class H                                                   5,480,000         5,339,226
    Royal Dutch Shell PLC, Class A                                                    267,976         8,062,390
    Royal Dutch Shell PLC, Class B                                                    404,770        12,734,939
    Statoil ASA                                                                       335,550         8,577,490
    Total SA                                                                           83,442        20,960,002
    Yanzhou Coal Mining Co., Ltd.,
      Class H                                                                       5,480,000         4,486,138
                                                                                                ---------------
                                                            Oil, Gas & Consumable Fuels Total       127,709,472
                                                                                                ---------------
                                                                                 ENERGY TOTAL       127,709,472

FINANCIALS - 32.0%

  CAPITAL MARKETS - 4.2%
    Credit Suisse Group, Registered Shares                                            222,792        12,333,222
    Daiwa Securities Group, Inc.                                                      709,000         8,387,807
    Deutsche Bank AG, Registered Shares                                               148,052        16,304,778
    Nomura Holdings, Inc.                                                             493,200         9,336,645

See Accompanying Notes to Financial Statements.

                                                                                       SHARES         VALUE ($)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
FINANCIALS - (CONTINUED)

  CAPITAL MARKETS - (CONTINUED)
    UBS AG, Registered Shares                                                         113,948        12,079,962
                                                                                                ---------------
                                                                        Capital Markets Total        58,442,414

  COMMERCIAL BANKS - 18.9%
    Australia & New Zealand Banking Group Ltd.                                        465,348         8,849,857
    Banco Bilbao Vizcaya Argentaria SA                                              1,136,780        23,141,698
    Banco Santander Central Hispano SA                                              1,226,144        17,904,524
    Bangkok Bank Public Co., Ltd., NVDR                                             1,198,800         3,586,285
    Barclays PLC                                                                    1,921,089        22,521,269
    BNP Paribas SA                                                                    211,295        19,554,427
    Depfa Bank PLC                                                                    694,152        11,530,580
    ForeningsSparbanken AB                                                            282,800         7,539,858
    HBOS PLC                                                                        1,100,935        20,505,980
    HSBC Holdings PLC                                                               1,258,435        21,532,290
    Kasikornbank Public Co., Ltd., Foreign Shares                                   4,338,200         7,627,032
    Kasikornbank Public Co., Ltd., NVDR                                               384,600           658,865
    Kookmin Bank                                                                      129,900         9,875,449
    Mitsubishi UFJ Financial Group, Inc.                                                  935        14,306,385
    Mizuho Financial Group, Inc.                                                        1,102         8,778,209
    Oversea-Chinese Banking Corp., Ltd.                                               829,000         3,462,947
    Societe Generale                                                                  125,869        17,835,153
    Standard Chartered PLC                                                            213,100         5,565,540
    Sumitomo Mitsui Financial Group, Inc.                                                 646         7,030,062
    Sumitomo Trust & Banking Co., Ltd.                                                776,000         7,836,594
    United Overseas Bank Ltd.                                                       1,051,900         9,674,024
    Westpac Banking Corp.                                                             676,036        11,792,301
                                                                                                ---------------
                                                                       Commercial Banks Total       261,109,329

  CONSUMER FINANCE - 0.8%
    Aiful Corp.                                                                        82,250         5,513,627
    ORIX Corp.                                                                         22,940         6,006,516
                                                                                                ---------------
                                                                       Consumer Finance Total        11,520,143

  DIVERSIFIED FINANCIAL SERVICES - 2.1%
    Fortis                                                                            359,666        12,810,754
    ING Groep NV                                                                      421,723        15,848,932
                                                                                                ---------------
                                                         Diversified Financial Services Total        28,659,686

  INSURANCE - 4.7%
    Allianz AG, Registered Shares                                                      94,475        15,247,042
    Aviva PLC                                                                         875,671        12,117,311
    Cathay Financial Holding Co., Ltd.                                              3,287,600         6,329,272
    Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares                  54,745         7,422,753
    Sampo Oyj, Class A                                                                634,500        12,710,577
    Samsung Fire & Marine Insurance Co., Ltd.                                          44,400         5,662,124
    Storebrand ASA (a)                                                                528,100         5,832,498
                                                                                                ---------------
                                                                              Insurance Total        65,321,577

  REAL ESTATE - 1.3%
    Sun Hung Kai Properties Ltd.                                                      777,000         8,080,752
    Swire Pacific Ltd., Class A                                                     1,048,300        10,001,206
                                                                                                ---------------
                                                                            Real Estate Total        18,081,958
                                                                                                ---------------
                                                                             FINANCIALS TOTAL       443,135,107

HEALTH CARE - 8.3%

  HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
    GN Store Nord A/S                                                                 531,900         7,093,809
    Pihsiang Machinery Manufacturing Co., Ltd.                                              3                 5
                                                                                                ---------------
                                                       Health Care Equipment & Supplies Total         7,093,814

  PHARMACEUTICALS - 7.8%
    Altana AG                                                                         149,729         8,036,746
    Astellas Pharma, Inc.                                                              71,800         2,769,387
    AstraZeneca PLC                                                                   411,474        19,011,376
    Eisai Co., Ltd.                                                                   122,100         5,648,531
    GlaxoSmithKline PLC                                                               503,701        12,791,729
    H. Lundbeck A/S                                                                   368,000         7,581,262
    Novartis AG, Registered Shares                                                    240,092        12,803,926
    Roche Holding AG, Genusschein Shares                                               68,714        10,150,892
    Sanofi-Aventis                                                                    127,687        10,853,046
    Schering AG                                                                       119,300         8,569,809
    Takeda Pharmaceutical Co., Ltd.                                                   182,800        10,217,925
                                                                                                ---------------
                                                                        Pharmaceuticals Total       108,434,629
                                                                                                ---------------
                                                                            HEALTH CARE TOTAL       115,528,443

INDUSTRIALS - 8.9%

  AEROSPACE & DEFENSE - 0.3%
    Singapore Technologies Engineering Ltd.                                         2,175,000         4,060,612
                                                                                                ---------------
                                                                    Aerospace & Defense Total         4,060,612

  AIRLINES - 0.6%
    British Airways PLC (a)                                                         1,437,200         8,274,635
                                                                                                ---------------
                                                                               Airlines Total         8,274,635

                                 See Accompanying Notes to Financial Statements.

                                                                                       SHARES         VALUE ($)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
INDUSTRIALS - (CONTINUED)

  CONSTRUCTION & ENGINEERING - 0.5%
    Shimizu Corp.                                                                     974,000         6,852,492
                                                                                                ---------------
                                                             Construction & Engineering Total         6,852,492

  ELECTRICAL EQUIPMENT - 1.5%
    ABB Ltd.                                                                          561,572         6,708,163
    Mitsubishi Electric Corp.                                                       1,402,000        11,144,915
    Shanghai Electric Group Co., Ltd., Class H (a)                                  7,006,000         3,082,608
                                                                                                ---------------
                                                                   Electrical Equipment Total        20,935,686

  INDUSTRIAL CONGLOMERATES - 0.3%
    SembCorp Industries Ltd.                                                        1,758,980         3,364,674
                                                                                                ---------------
                                                               Industrial Conglomerates Total         3,364,674

  MACHINERY - 3.2%
    Atlas Copco AB, Class B                                                           475,500        10,806,660
    Komatsu Ltd.                                                                      640,000        11,347,363
    Saurer AG, Registered Shares (a)                                                   77,709         5,640,029
    Stork NV                                                                          190,158        10,838,539
    Volvo AB, Class B                                                                 142,700         6,228,804
                                                                                                ---------------
                                                                              Machinery Total        44,861,395

  ROAD & RAIL - 0.9%
    Central Japan Railway Co.                                                             960         9,401,156
    ComfortDelGro Corp., Ltd.                                                       3,420,000         3,473,738
                                                                                                ---------------
                                                                            Road & Rail Total        12,874,894

  TRADING COMPANIES & DISTRIBUTORS - 1.4%
    Hitachi High-Technologies Corp.                                                   240,500         6,262,708
    Mitsubishi Corp.                                                                  540,500        12,528,245
                                                                                                ---------------
                                                       Trading Companies & Distributors Total        18,790,953

  TRANSPORTATION INFRASTRUCTURE - 0.2%
    Zhejiang Expressway Co., Ltd., Class H                                          4,364,100         3,079,266
                                                                                                ---------------
                                                          Transportation Infrastructure Total         3,079,266
                                                                                                ---------------
                                                                            INDUSTRIALS TOTAL       123,094,607

INFORMATION TECHNOLOGY - 8.4%

  COMMUNICATIONS EQUIPMENT - 2.0%
    Nokia Oyj                                                                       1,088,650        20,243,798
    Telefonaktiebolaget LM
    Ericsson, ADR                                                                     239,100         8,153,310
                                                                                                ---------------
                                                               Communications Equipment Total        28,397,108

  COMPUTERS & PERIPHERALS - 0.8%
    Acer, Inc.                                                                      1,541,700         3,410,755
    FUJITSU Ltd.                                                                      647,000         5,147,085
    Wincor Nixdorf AG                                                                  18,911         2,411,704
                                                                                                ---------------
                                                                Computers & Peripherals Total        10,969,544

  ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
    Hon Hai Precision Industry Co., Ltd.                                              658,600         4,160,058
    Hoya Corp.                                                                        200,400         7,918,263
    Kyocera Corp.                                                                      82,900         7,324,692
    Venture Corp., Ltd.                                                               709,000         5,705,781
                                                                                                ---------------
                                                     Electronic Equipment & Instruments Total        25,108,794

  IT SERVICES - 0.7%
    CGI Group, Inc., Class A (a)                                                    1,272,800         9,553,420
                                                                                                ---------------
                                                                            IT Services Total         9,553,420

  OFFICE ELECTRONICS - 1.0%
    Canon, Inc.                                                                       216,700        13,611,907
                                                                                                ---------------
                                                                     Office Electronics Total        13,611,907

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
    Advantest Corp.                                                                    48,300         5,488,052
    Samsung Electronics Co., Ltd.                                                      18,601        13,036,268
    Taiwan Semiconductor Manufacturing Co., Ltd., ADR                                 369,679         3,596,977
                                                                                                ---------------
                                               Semiconductors & Semiconductor Equipment Total        22,121,297

  SOFTWARE - 0.5%
    Cognos, Inc. (a)                                                                  163,400         6,250,050
                                                                                                ---------------
                                                                               Software Total         6,250,050
                                                                                                ---------------
                                                                 INFORMATION TECHNOLOGY TOTAL       116,012,120

MATERIALS - 7.1%

  CHEMICALS - 5.2%
    BASF AG                                                                           245,208        18,486,855
    Bayer AG                                                                          133,545         5,373,082
    Clariant AG, Registered Shares (a)                                                559,002         8,537,388
    Shin-Etsu Chemical Co., Ltd.                                                      158,400         8,434,513
    Sumitomo Chemical Co., Ltd.                                                     1,240,000         9,653,686
    Syngenta AG (a)                                                                    58,680         8,317,933
    Teijin Ltd.                                                                     1,086,000         7,331,370
    Yara International ASA                                                            427,400         6,497,060
                                                                                                ---------------
                                                                              Chemicals Total        72,631,887

  CONSTRUCTION MATERIALS - 0.7%
    Titan Cement Co. SA                                                               189,431         9,067,891
                                                                                                ---------------
                                                                 Construction Materials Total         9,067,891

See Accompanying Notes to Financial Statements.

                                                                                       SHARES         VALUE ($)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
MATERIALS - (CONTINUED)

  METALS & MINING - 1.2%
    Kobe Steel Ltd.                                                                 2,313,000         8,829,545
    Rio Tinto PLC                                                                     152,641         7,198,740
                                                                                                ---------------
                                                                        Metals & Mining Total        16,028,285
                                                                                                ---------------
                                                                              MATERIALS TOTAL        97,728,063

TELECOMMUNICATION SERVICES - 3.2%

  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
    Chunghwa Telecom Co. Ltd., ADR                                                    505,100         9,546,390
    Deutsche Telekom AG, Registered Shares                                            795,701        12,555,752
    Nippon Telegraph & Telephone Corp.                                                  2,136         9,281,124
    PT Telekomunikasi Indonesia TBK, Series B Shares                                5,897,200         3,925,444
                                                                                                ---------------
                                                 Diversified Telecommunication Services Total        35,308,710

  WIRELESS TELECOMMUNICATION SERVICES - 0.6%
    China Mobile Hong Kong Ltd.                                                     1,236,800         5,988,300
    Taiwan Mobile Co., Ltd                                                          3,076,000         2,836,760
                                                                                                ---------------
                                                    Wireless Telecommunication Services Total         8,825,060
                                                                                                ---------------
                                                             TELECOMMUNICATION SERVICES TOTAL        44,133,770

UTILITIES - 4.3%

  ELECTRIC UTILITIES - 2.8%
    E.ON AG                                                                           154,622        17,110,960
    Endesa SA                                                                         330,984        11,087,505
    Terna S.p.A.                                                                    3,980,050        10,472,346
                                                                                                ---------------
                                                                     Electric Utilities Total        38,670,811

  GAS UTILITIES - 0.7%
    Tokyo Gas Co., Ltd.                                                             1,610,000         7,326,186
    Xinao Gas Holdings Ltd.                                                         2,812,000         2,380,114
                                                                                                ---------------
                                                                          Gas Utilities Total         9,706,300

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
    Electric Power Development Co., Ltd.                                              366,480        11,640,796
                                                                                                ---------------
                                           Independent Power Producers & Energy Traders Total        11,640,796
                                                                                                ---------------
                                                                              UTILITIES TOTAL        60,017,907

                                                                          Total Common Stocks
                                                                     (cost of $1,103,433,792)     1,356,232,502

  INVESTMENT COMPANY - 0.8%
    iShares MSCI EAFE Index Fund                                                      166,966        10,422,018
                                                                                                ---------------
                                                                     Total Investment Company
                                                                        (cost of $10,192,854)        10,422,018

                                                                                      PAR ($)
  SHORT-TERM OBLIGATION - 1.1%
    Repurchase agreement with State Street Bank & Trust Co., dated
    02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury
    Note maturing 08/15/10, market value of $15,503,400 (repurchase
    proceeds $15,198,874)                                                          15,197,000        15,197,000
                                                                                                ---------------

                                                                  Total Short-Term Obligation
                                                                        (cost of $15,197,000)        15,197,000

                                                                    TOTAL INVESTMENTS - 99.8%
                                                                 (COST OF $1,128,823,646) (b)     1,381,851,520

                                                       OTHER ASSETS & LIABILITIES, NET - 0.2%         2,975,452
                                                                                                ---------------

                                                                          NET ASSETS - 100.0%     1,384,826,972

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing security.
(b)  Cost for federal income tax purposes is $1,128,823,646.

                                 See Accompanying Notes to Financial Statements.

     The Fund was invested in the following countries at February 28, 2006:

       SUMMARY OF SECURITIES                                % OF TOTAL
       BY COUNTRY                         VALUE            INVESTMENTS
       ---------------------------------------------------------------
       Japan                          $   339,064,162             24.5%
       United Kingdom                     217,431,717             15.7
       Germany                            120,775,855              8.7
       Switzerland                        101,068,258              7.3
       France                              97,133,445              7.0
       Spain                               52,133,727              3.8
       Sweden                              41,101,081              3.0
       Hong Kong                           37,869,445              2.7
       Norway                              36,461,545              2.6
       Singapore                           36,245,348              2.6
       Korea                               35,243,014              2.6
       Finland                             32,954,375              2.4
       Italy                               30,714,993              2.2
       Taiwan                              29,880,216              2.2
       Netherlands                         26,687,470              1.9
       United States*                      25,619,018              1.9
       Canada                              20,956,534              1.5
       Australia                           20,642,158              1.5
       China                               15,987,237              1.2
       Denmark                             14,675,072              1.1
       Belgium                             12,810,754              0.9
       Thailand                            11,872,181              0.9
       Ireland                             11,530,580              0.8
       Greece                               9,067,891              0.7
       Indonesia                            3,925,444              0.3
                                      ---------------            -----
                                      $ 1,381,851,520            100.0%
                                      ===============            =====

*  Includes Short-Term Obligation.

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

          ACRONYM                    NAME
          -------                    ----
            ADR            American Depositary Receipt
           NVDR           Non-Voting Depositary Receipt

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)                       Columbia Mid Cap Growth Fund

                                                                                       SHARES         VALUE ($)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 17.7%

  DIVERSIFIED CONSUMER SERVICES - 0.4%
    Education Management Corp. (a)                                                     97,736         3,674,874
                                                                                                ---------------
                                                          Diversified Consumer Services Total         3,674,874

  HOTELS, RESTAURANTS & LEISURE - 5.5%
    Applebee's International, Inc.                                                    158,330         3,663,756
    Brinker International, Inc.                                                        88,390         3,681,444
    Cheesecake Factory, Inc. (a)                                                      213,020         7,702,803
    Harrah's Entertainment, Inc.                                                       57,028         4,101,454
    Hilton Hotels Corp.                                                               303,890         7,354,138
    Marriott International, Inc., Class A                                              72,970         4,991,148
    Scientific Games Corp., Class A (a)                                               120,900         3,697,122
    Starwood Hotels & Resorts Worldwide, Inc.                                          69,000         4,381,500
    Wendy's International, Inc.                                                        68,050         3,940,095
    Yum! Brands, Inc.                                                                 163,400         7,794,180
                                                                                                ---------------
                                                          Hotels, Restaurants & Leisure Total        51,307,640

  HOUSEHOLD DURABLES - 2.0%
    Centex Corp.                                                                       53,670         3,628,629
    D.R. Horton, Inc.                                                                 153,486         5,235,407
    Fortune Brands, Inc.                                                               55,810         4,328,066
    Lennar Corp., Class A                                                              47,600         2,849,336
    NVR, Inc. (a)                                                                       3,700         2,786,100
                                                                                                ---------------
                                                                     Household Durables Total        18,827,538

  INTERNET & CATALOG RETAIL - 0.7%
    NetFlix, Inc. (a)                                                                 224,560         6,020,453
                                                                                                ---------------
                                                              Internet & Catalog Retail Total         6,020,453

  LEISURE EQUIPMENT & PRODUCTS - 0.5%
    SCP Pool Corp.                                                                    110,770         4,815,172
                                                                                                ---------------
                                                           Leisure Equipment & Products Total         4,815,172

  MEDIA - 2.1%
    Cablevision Systems Corp. (a)                                                      91,700         2,407,125
    Getty Images, Inc. (a)                                                             51,090         4,139,823
    Grupo Televisa SA, ADR                                                             79,170         6,211,678
    Lamar Advertising Co., Class A (a)                                                 68,010         3,469,870
    XM Satellite Radio Holdings, Inc., Class A (a)                                    160,725         3,550,415
                                                                                                ---------------
                                                                                  Media Total        19,778,911

  SPECIALTY RETAIL - 5.1%
    Abercrombie & Fitch Co., Class A                                                  151,940        10,228,601
    Chico's FAS, Inc. (a)                                                             405,580        19,082,539
    Children's Place Retail Stores, Inc. (a)                                           69,820         3,258,499
    GameStop Corp., Class A (a)                                                       159,800         6,396,794
    PETsMART, Inc.                                                                    167,290         4,342,849
    Urban Outfitters, Inc. (a)                                                        158,163         4,444,380
                                                                                                ---------------
                                                                       Specialty Retail Total        47,753,662

  TEXTILES, APPAREL & LUXURY GOODS - 1.4%
    Coach, Inc. (a)                                                                   358,750        12,814,550
                                                                                                ---------------
                                                       Textiles, Apparel & Luxury Goods Total        12,814,550
                                                                                                ---------------
                                                                 CONSUMER DISCRETIONARY TOTAL       164,992,800

CONSUMER STAPLES - 1.8%

  FOOD & staples retailing - 0.5%
    Whole Foods Market, Inc.                                                           68,500         4,375,780
                                                                                                ---------------
                                                               Food & Staples Retailing Total         4,375,780

  FOOD PRODUCTS - 0.5%
    H.J. Heinz Co.                                                                     92,350         3,497,294
    Tyson Foods, Inc., Class A                                                        131,200         1,775,136
                                                                                                ---------------
                                                                          Food Products Total         5,272,430

  PERSONAL PRODUCTS - 0.6%
    Alberto-Culver Co.                                                                 65,600         2,995,952
    Estee Lauder Companies, Inc., Class A                                              63,080         2,360,454
                                                                                                ---------------
                                                                      Personal Products Total         5,356,406

  TOBACCO - 0.2%
    UST, Inc.                                                                          40,670         1,581,250
                                                                                                ---------------
                                                                                Tobacco Total         1,581,250
                                                                                                ---------------
                                                                       CONSUMER STAPLES TOTAL        16,585,866

ENERGY - 10.0%

  ENERGY EQUIPMENT & SERVICES - 5.1%
    BJ Services Co.                                                                   200,100         6,265,131
    Diamond Offshore Drilling, Inc.                                                    80,140         6,202,035
    ENSCO International, Inc.                                                         103,900         4,643,291
    FMC Technologies, Inc. (a)                                                        176,270         8,270,588
    Grant Prideco, Inc. (a)                                                           140,300         5,677,941
    Nabors Industries Ltd. (a)                                                         67,670         4,462,836
    National-Oilwell Varco, Inc. (a)                                                   64,700         3,938,936
    Smith International, Inc.                                                         193,360         7,488,833
                                                                                                ---------------
                                                            Energy Equipment & Services Total        46,949,591

  OIL, GAS & CONSUMABLE FUELS - 4.9%
    Chesapeake Energy Corp.                                                           110,440         3,278,964
    EOG Resources, Inc.                                                               144,570         9,744,018
    Massey Energy Co.                                                                 112,600         4,188,720

                                 See Accompanying Notes to Financial Statements.

                                                                                       SHARES         VALUE ($)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
ENERGY - (CONTINUED)

  OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
    Peabody Energy Corp.                                                              165,040         7,966,481
    Quicksilver Resources, Inc. (a)                                                    51,200         1,859,584
    Southwestern Energy Co. (a)                                                       166,620         5,346,836
    Tesoro Corp.                                                                       64,000         3,866,240
    XTO Energy, Inc.                                                                  231,950         9,716,385
                                                                                                ---------------
                                                            Oil, Gas & Consumable Fuels Total        45,967,228
                                                                                                ---------------
                                                                                 ENERGY TOTAL        92,916,819

FINANCIALS - 7.1%

  CAPITAL MARKETS - 4.3%
    Affiliated Managers Group, Inc. (a)                                                90,830         8,940,397
    E*TRADE Financial Corp. (a)                                                       281,180         7,192,585
    Lazard Ltd., Class A                                                              272,300        10,478,104
    Legg Mason, Inc.                                                                   46,260         6,041,093
    T. Rowe Price Group, Inc.                                                          97,200         7,463,016
                                                                                                ---------------
                                                                        Capital Markets Total        40,115,195

  COMMERCIAL BANKS - 1.5%
    East West Bancorp, Inc.                                                           174,520         6,577,659
    Zions Bancorporation                                                               85,630         7,066,187
                                                                                                ---------------
                                                                       Commercial Banks Total        13,643,846

  DIVERSIFIED FINANCIAL SERVICES - 0.8%
    Chicago Mercantile Exchange Holdings, Inc.                                         18,056         7,684,634
                                                                                                ---------------
                                                         Diversified Financial Services Total         7,684,634

  INSURANCE - 0.5%
    Ambac Financial Group, Inc.                                                        67,610         5,080,891
                                                                                                ---------------
                                                                              Insurance Total         5,080,891
                                                                                                ---------------
                                                                             FINANCIALS TOTAL        66,524,566

HEALTH CARE - 17.6%

  BIOTECHNOLOGY - 2.8%
    Amylin Pharmaceuticals, Inc. (a)                                                  158,420         6,872,260
    Celgene Corp. (a)                                                                  83,000         3,154,000
    Invitrogen Corp. (a)                                                               25,600         1,815,808
    MedImmune, Inc. (a)                                                               120,500         4,397,045
    Nektar Therapeutics (a)                                                           206,470         4,317,288
    Neurocrine Biosciences, Inc. (a)                                                   86,855         5,698,556
                                                                                                ---------------
                                                                          Biotechnology Total        26,254,957

  HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
    Biomet, Inc.                                                                      177,169         6,448,952
    DENTSPLY International, Inc.                                                       59,480         3,389,765
    Gen-Probe, Inc. (a)                                                               138,510         6,919,960
    ResMed, Inc. (a)                                                                  146,504         5,946,597
    Thermo Electron Corp. (a)                                                         199,510         6,907,036
    Varian Medical Systems, Inc. (a)                                                  163,830         9,482,481
    Waters Corp. (a)                                                                   98,310         4,200,786
                                                                                                ---------------
                                                       Health Care Equipment & Supplies Total        43,295,577

  HEALTH CARE PROVIDERS & SERVICES - 7.0%
    Cerner Corp. (a)                                                                  104,040         4,331,185
    Community Health Systems, Inc. (a)                                                116,570         4,420,334
    Coventry Health Care, Inc. (a)                                                    186,490        11,118,534
    DaVita, Inc. (a)                                                                  175,225        10,231,388
    Health Management Associates, Inc., Class A                                       140,060         2,981,877
    Henry Schein, Inc. (a)                                                             82,760         3,860,754
    Humana, Inc. (a)                                                                  139,500         7,207,965
    Laboratory Corp. of America Holdings (a)                                          112,760         6,552,484
    Lincare Holdings, Inc. (a)                                                         48,300         1,975,470
    Medco Health Solutions, Inc. (a)                                                   63,780         3,553,822
    Quest Diagnostics, Inc.                                                            80,630         4,262,908
    United Surgical Partners International, Inc. (a)                                  123,135         4,328,195
                                                                                                ---------------
                                                       Health Care Providers & Services Total        64,824,916

  PHARMACEUTICALS - 3.2%
    Allergan, Inc.                                                                     72,460         7,844,519
    Endo Pharmaceuticals Holdings, Inc. (a)                                           134,335         4,234,239
    Forest Laboratories, Inc. (a)                                                      79,750         3,660,525
    Shire Pharmaceuticals Group PLC, ADR                                              133,700         6,361,446
    Teva Pharmaceutical Industries Ltd., ADR                                          176,626         7,416,526
                                                                                                ---------------
                                                                        Pharmaceuticals Total        29,517,255
                                                                                                ---------------
                                                                            HEALTH CARE TOTAL       163,892,705

INDUSTRIALS - 12.8%

  AEROSPACE & DEFENSE - 2.2%
    Armor Holdings, Inc. (a)                                                           91,540         5,376,144
    BE Aerospace, Inc. (a)                                                            174,100         4,176,659
    Hexcel Corp. (a)                                                                   83,100         1,788,312
    Rockwell Collins, Inc.                                                            171,820         9,132,233
                                                                                                ---------------
                                                                    Aerospace & Defense Total        20,473,348

See Accompanying Notes to Financial Statements.

                                                                                       SHARES         VALUE ($)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
INDUSTRIALS - (CONTINUED)

  AIR FREIGHT & LOGISTICS - 1.5%
    C.H. Robinson Worldwide, Inc.                                                     188,240         8,436,917
    UTI Worldwide, Inc.                                                                58,940         6,166,892
                                                                                                ---------------
                                                                Air Freight & Logistics Total        14,603,809

  AIRLINES - 0.6%
    Southwest Airlines Co.                                                            316,570         5,308,879
                                                                                                ---------------
                                                                               Airlines Total         5,308,879

  COMMERCIAL SERVICES & Supplies - 3.9%
    ChoicePoint, Inc. (a)                                                             182,570         8,106,108
    Cintas Corp.                                                                       75,090         3,085,448
    Corporate Executive Board Co.                                                     147,930        14,793,000
    Robert Half International, Inc.                                                   301,800        10,840,656
                                                                                                ---------------
                                                         Commercial Services & Supplies Total        36,825,212

  CONSTRUCTION & ENGINEERING - 0.2%
    Jacobs Engineering Group, Inc. (a)                                                 22,770         1,952,300
                                                                                                ---------------
                                                             Construction & Engineering Total         1,952,300

  ELECTRICAL EQUIPMENT - 1.2%
    Rockwell Automation, Inc.                                                         130,780         8,915,273
    Roper Industries, Inc.                                                             45,500         2,050,685
                                                                                                ---------------
                                                                   Electrical Equipment Total        10,965,958

  MACHINERY - 2.6%
    Joy Global, Inc.                                                                  256,012        13,199,978
    Terex Corp. (a)                                                                   138,425        10,956,339
                                                                                                ---------------
                                                                              Machinery Total        24,156,317
  ROAD & RAIL - 0.6%
    Landstar System, Inc.                                                             116,730         5,438,451
                                                                                                ---------------
                                                                            Road & Rail Total         5,438,451
                                                                                                ---------------
                                                                            INDUSTRIALS TOTAL       119,724,274

INFORMATION TECHNOLOGY - 19.2%

  COMMUNICATIONS EQUIPMENT - 2.5%
    Comverse Technology, Inc. (a)                                                     339,770         9,771,785
    CSR PLC (a)                                                                       503,000         7,966,424
    F5 Networks, Inc. (a)                                                              50,100         3,397,782
    Harris Corp.                                                                       58,730         2,682,787
                                                                                                ---------------
                                                               Communications Equipment Total        23,818,778

  COMPUTERS & PERIPHERALS - 0.2%
    Sun Microsystems, Inc. (a)                                                        563,500         2,349,795
                                                                                                ---------------
                                                                Computers & Peripherals Total         2,349,795

  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
    Trimble Navigation Ltd. (a)                                                       137,600         5,629,216
                                                                                                ---------------
                                                     Electronic Equipment & Instruments Total         5,629,216

  INTERNET SOFTWARE & SERVICES - 0.4%
    VeriSign, Inc. (a)                                                                168,250         3,980,795
                                                                                                ---------------
                                                           Internet Software & Services Total         3,980,795

  IT SERVICES - 4.2%
    Affiliated Computer Services, Inc., Class A (a)                                    60,630         3,814,840
    Alliance Data Systems Corp. (a)                                                   212,220         9,180,637
    Cognizant Technology Solutions
    Corp., Class A (a)                                                                164,160         9,457,258
    Fiserv, Inc. (a)                                                                   74,170         3,078,055
    Global Payments, Inc.                                                             130,000         6,767,800
    Paychex, Inc.                                                                     162,890         6,523,744
                                                                                                ---------------
                                                                            IT Services Total        38,822,334

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
    Advanced Micro Devices, Inc. (a)                                                  109,700         4,242,099
    Broadcom Corp., Class A (a)                                                       624,165        28,143,600
    Intersil Corp., Class A                                                           188,900         5,353,426
    Marvell Technology Group Ltd. (a)                                                 228,480        13,987,546
    MEMC Electronic Materials, Inc. (a)                                               191,670         6,419,028
    National Semiconductor Corp.                                                      170,650         4,786,732
    NVIDIA Corp. (a)                                                                  103,710         4,887,852
                                                                                                ---------------
                                               Semiconductors & Semiconductor Equipment Total        67,820,283

  SOFTWARE - 4.0%
    Amdocs Ltd. (a)                                                                   153,560         5,085,907
    Autodesk, Inc.                                                                     81,939         3,085,003
    Check Point Software Technologies Ltd. (a)                                             70             1,488
    Citrix Systems, Inc. (a)                                                          259,330         8,391,919
    Hyperion Solutions Corp. (a)                                                      142,455         4,779,365
    Intuit, Inc. (a)                                                                   42,538         2,066,496
    McAfee, Inc. (a)                                                                   79,050         1,838,703
    Mercury Interactive Corp. (a)                                                     115,150         4,087,825
    NAVTEQ (a)                                                                        170,650         7,902,802
                                                                                                ---------------
                                                                               Software Total        37,239,508
                                                                                                ---------------
                                                                 INFORMATION TECHNOLOGY TOTAL       179,660,709

                                 See Accompanying Notes to Financial Statements.

                                                                                       SHARES         VALUE ($)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
MATERIALS - 5.8%

  CHEMICALS - 2.0%
    Ecolab, Inc.                                                                      101,500         3,673,285
    Potash Corp. of Saskatchewan, Inc.                                                160,390        15,357,343
                                                                                                ---------------
                                                                              Chemicals Total        19,030,628

  CONSTRUCTION MATERIALS - 1.2%
    Cemex SA de CV, ADR                                                                79,100         4,885,216
    Eagle Materials, Inc.                                                             108,300         5,862,279
                                                                                                ---------------
                                                                 Construction Materials Total        10,747,495

  METALS & MINING - 2.6%
    Allegheny Technologies, Inc.                                                       58,100         2,934,631
    Freeport-McMoRan Copper & Gold, Inc., Class B                                     130,380         6,601,139
    Inco Ltd.                                                                          75,460         3,646,227
    Phelps Dodge Corp.                                                                 53,080         7,325,040
    Zinifex Ltd.                                                                      676,500         3,836,366
                                                                                                ---------------
                                                                        Metals & Mining Total        24,343,403
                                                                                                ---------------
                                                                              MATERIALS TOTAL        54,121,526

TELECOMMUNICATION SERVICES - 4.5%

  WIRELESS TELECOMMUNICATION SERVICES - 4.5%
    American Tower Corp., Class A (a)                                                 453,317        14,429,080
    Crown Castle International Corp. (a)                                              253,890         7,959,452
    Millicom International Cellular SA (a)                                            213,430         8,936,314
    NII Holdings, Inc. (a)                                                            149,320         7,648,170
    VimpelCom, ADR (a)                                                                 68,530         3,015,320
                                                                                                ---------------
                                                    Wireless Telecommunication Services Total        41,988,336
                                                                                                ---------------
                                                             TELECOMMUNICATION SERVICES TOTAL        41,988,336

  UTILITIES - 1.0%

    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.0%
      AES Corp. (a)                                                                   541,110         9,361,203
                                                                                                ---------------
                                           Independent Power Producers & Energy Traders Total         9,361,203
                                                                                                ---------------
                                                                              UTILITIES TOTAL         9,361,203
                                                                                                ---------------
                                                                          Total Common Stocks
                                                                       (cost of $660,865,629)       909,768,804

                                                                                      PAR ($)         VALUE ($)
---------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.3%

    Repurchase agreement with State Street Bank & Trust Co., dated
    02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury
    Note maturing 08/15/10, market value of $21,865,275 (repurchase
    proceeds $21,434,643)                                                          21,432,000        21,432,000
                                                                                                ---------------

                                                                  Total Short-Term Obligation
                                                                        (cost of $21,432,000)        21,432,000

                                                                    TOTAL INVESTMENTS - 99.8%
                                                                   (COST OF $682,297,629) (b)       931,200,804

                                                       OTHER ASSETS & LIABILITIES, NET - 0.2%         1,924,698

                                                                          NET ASSETS - 100.0%       933,125,502

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing security.
(b)  Cost for federal income tax purposes is $682,297,629.

     At February 28, 2006, the Fund held investments in the following sectors:

                                                                    % OF
       SECTOR                                                   NET ASSETS
       -------------------------------------------------------------------
       Information Technology                                         19.2%
       Consumer Discretionary                                         17.7
       Health Care                                                    17.6
       Industrials                                                    12.8
       Energy                                                         10.0
       Financials                                                      7.1
       Materials                                                       5.8
       Telecommunication Services                                      4.5
       Consumer Staples                                                1.8
       Utilities                                                       1.0
       Short-Term Obligation                                           2.3
       Other Assets & Liabilities, Net                                 0.2
                                                                     -----
                                                                     100.0%
                                                                     =====

    ACRONYM                          NAME
    -------                          ----
      ADR                   American Depositary Receipt

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

FEBRUARY 28, 2006 (UNAUDITED)                   COLUMBIA SMALL CAP GROWTH FUND I

                                                                                       SHARES         VALUE ($)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 12.1%

  DIVERSIFIED CONSUMER SERVICES - 0.4%
    Laureate Education, Inc. (a)                                                       14,900           771,522
                                                                                                ---------------
                                                          Diversified Consumer Services Total           771,522

  HOTELS, RESTAURANTS & LEISURE - 5.0%
    Cosi, Inc. (a)                                                                    108,000         1,005,480
    Pinnacle Entertainment, Inc. (a)                                                   49,800         1,396,890
    RARE Hospitality International, Inc. (a)                                           34,270         1,096,640
    Red Robin Gourmet Burgers, Inc. (a)                                                24,400           975,756
    Ruby Tuesday, Inc.                                                                 21,300           608,115
    Scientific Games Corp., Class A (a)                                                85,040         2,600,523
    Shuffle Master, Inc. (a)                                                           40,500         1,058,265
    Trump Entertainment Resorts, Inc. (a)                                              87,700         1,622,450
                                                                                                ---------------
                                                          Hotels, Restaurants & Leisure Total        10,364,119

  HOUSEHOLD DURABLES - 0.1%
    Tupperware Brands Corp.                                                            15,800           334,802
                                                                                                ---------------
                                                                     Household Durables Total           334,802

  INTERNET & CATALOG RETAIL - 2.5%
    NetFlix, Inc. (a)                                                                  48,490         1,300,017
    Nutri/System, Inc. (a)                                                             11,300           485,561
    VistaPrint Ltd. (a)                                                                91,934         3,324,334
                                                                                                ---------------
                                                              Internet & Catalog Retail Total         5,109,912

  LEISURE EQUIPMENT & PRODUCTS - 0.7%
    SCP Pool Corp.                                                                     34,000         1,477,980
                                                                                                ---------------
                                                           Leisure Equipment & Products Total         1,477,980

  MEDIA - 0.3%
    Radio One, Inc., Class D (a)                                                       72,500           604,650
                                                                                                ---------------
                                                                                  Media Total           604,650

  SPECIALTY RETAIL - 3.1%
    Aaron Rents, Inc.                                                                  35,600           932,720
    Children's Place Retail Stores, Inc. (a)                                           37,830         1,765,526
    GameStop Corp., Class A (a)                                                        35,400         1,417,062
    Genesco, Inc. (a)                                                                   9,600           389,760
    Gymboree Corp. (a)                                                                 57,500         1,314,450
    Tractor Supply Co. (a)                                                             10,900           688,662
                                                                                                ---------------
                                                                       Specialty Retail Total         6,508,180
                                                                                                ---------------
                                                                 CONSUMER DISCRETIONARY TOTAL        25,171,165

CONSUMER STAPLES - 2.4%

  BEVERAGES - 0.3%
    Hansen Natural Corp. (a)                                                            6,600           616,044
                                                                                                ---------------
                                                                              Beverages Total           616,044

  HOUSEHOLD PRODUCTS - 0.9%
    Central Garden & Pet Co. (a)                                                       34,400         1,869,984
                                                                                                ---------------
                                                                     Household Products Total         1,869,984

  PERSONAL PRODUCTS - 1.2%
    Playtex Products, Inc. (a)                                                         56,900           597,450
    USANA Health Sciences, Inc. (a)                                                    42,900         1,851,135
                                                                                                ---------------
                                                                      Personal Products Total         2,448,585
                                                                                                ---------------
                                                                       CONSUMER STAPLES TOTAL         4,934,613

ENERGY - 8.0%

  ENERGY EQUIPMENT & SERVICES - 6.0%
    Atwood Oceanics, Inc. (a)                                                          20,900         1,884,762
    CAL Dive International, Inc. (a)                                                   48,528         1,708,671
    Core Laboratories NV (a)                                                           37,500         1,719,375
    Grey Wolf, Inc. (a)                                                               228,050         1,582,667
    Oil States International, Inc. (a)                                                 26,100           901,233
    Tetra Technologies, Inc. (a)                                                       44,967         1,690,759
    Todco, Class A (a)                                                                 27,500           921,800
    Veritas DGC, Inc. (a)                                                              47,400         1,996,962
                                                                                                ---------------
                                                            Energy Equipment & Services Total        12,406,229

  OIL, GAS & CONSUMABLE FUELS - 2.0%
    Carrizo Oil & Gas, Inc. (a)                                                        59,091         1,376,229
    Foundation Coal Holdings, Inc.                                                     22,200           888,000
    Frontier Oil Corp.                                                                 19,000           878,750
    Holly Corp.                                                                        18,400         1,098,480
                                                                                                ---------------
                                                            Oil, Gas & Consumable Fuels Total         4,241,459
                                                                                                ---------------
                                                                                 ENERGY TOTAL        16,647,688

FINANCIALS - 6.2%

  CAPITAL MARKETS - 2.1%
    Affiliated Managers Group, Inc. (a)                                                43,501         4,281,803
                                                                                                ---------------
                                                                        Capital Markets Total         4,281,803

  COMMERCIAL BANKS - 1.8%
    Signature Bank (a)                                                                 47,440         1,537,056
    Sterling Financial Corp.                                                           30,138           872,194
    UCBH Holdings, Inc.                                                                45,700           818,030
    Wintrust Financial Corp.                                                           11,400           600,552
                                                                                                ---------------
                                                                       Commercial Banks Total         3,827,832

                                 See Accompanying Notes to Financial Statements.

                                                                                       SHARES         VALUE ($)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
FINANCIALS - (CONTINUED)

  DIVERSIFIED FINANCIAL SERVICES - 0.7%
    IntercontinentalExchange, Inc. (a)                                                 10,408           569,838
    Nasdaq Stock Market, Inc. (a)                                                      19,500           789,945
                                                                                                ---------------
                                                         Diversified Financial Services Total         1,359,783

  INSURANCE - 1.6%
    Hanover Insurance Group, Inc.                                                      26,870         1,301,852
    ProAssurance Corp. (a)                                                             41,477         2,127,355
                                                                                                ---------------
                                                                              Insurance Total         3,429,207
                                                                                                ---------------
                                                                             FINANCIALS TOTAL        12,898,625

HEALTH CARE - 18.2%

  BIOTECHNOLOGY - 4.3%
    Alkermes, Inc. (a)                                                                 34,000           863,940
    Amylin Pharmaceuticals, Inc. (a)                                                   27,700         1,201,626
    Digene Corp. (a)                                                                   59,070         2,449,042
    ICOS Corp. (a)                                                                     27,400           661,162
    Nektar Therapeutics (a)                                                            75,900         1,587,069
    Neurocrine Biosciences, Inc. (a)                                                   21,970         1,441,452
    United Therapeutics Corp. (a)                                                      13,200           813,648
                                                                                                ---------------
                                                                          Biotechnology Total         9,017,939

  HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
    ArthroCare Corp. (a)                                                               24,432         1,103,594
    Foxhollow Technologies, Inc. (a)                                                   21,400           568,384
    Haemonetics Corp. (a)                                                              28,763         1,489,923
    Hologic, Inc. (a)                                                                  15,137           724,003
    Intuitive Surgical, Inc. (a)                                                        9,800           883,960
    Iris International, Inc. (a)                                                       30,788           699,811
    Kyphon, Inc. (a)                                                                   37,130         1,325,912
    OraSure Technologies, Inc. (a)                                                    156,400         1,488,928
    ResMed, Inc. (a)                                                                   68,322         2,773,190
    Thoratec Corp. (a)                                                                 16,500           331,980
                                                                                                ---------------
                                                       Health Care Equipment & Supplies Total        11,389,685

  HEALTH CARE PROVIDERS & SERVICES - 7.1%
    Allscripts Healthcare
    Solutions, Inc. (a)                                                                58,023         1,087,931
    Cerner Corp. (a)                                                                   24,676         1,027,262
    DaVita, Inc. (a)                                                                   17,950         1,048,101
    HealthExtras, Inc. (a)                                                            102,336         3,168,323
    ICON PLC, ADR (a)                                                                  56,614         2,717,472
    LHC Group, Inc. (a)                                                                38,300           620,843
    Matria Healthcare, Inc. (a)                                                        32,800         1,419,256
    Pediatrix Medical Group, Inc. (a)                                                  10,700         1,009,866
    Psychiatric Solutions, Inc. (a)                                                    19,100           630,873
    United Surgical Partners International, Inc. (a)                                   55,803         1,961,475
                                                                                                ---------------
                                                       Health Care Providers & Services Total        14,691,402

  PHARMACEUTICALS - 1.3%
    Medicis Pharmaceutical Corp., Class A                                              15,300           435,132
    Salix Pharmaceuticals Ltd. (a)                                                    146,128         2,302,977
                                                                                                ---------------
                                                                        Pharmaceuticals Total         2,738,109
                                                                                                ---------------
                                                                            HEALTH CARE TOTAL        37,837,135

INDUSTRIALS - 23.2%

  AEROSPACE & DEFENSE - 4.0%
    Armor Holdings, Inc. (a)                                                           23,600         1,386,028
    BE Aerospace, Inc. (a)                                                            121,527         2,915,433
    Ceradyne, Inc. (a)                                                                 60,500         3,683,240
    Hexcel Corp. (a)                                                                   18,900           406,728
                                                                                                ---------------
                                                                    Aerospace & Defense Total         8,391,429

  AIR FREIGHT & LOGISTICS - 1.4%
    Forward Air Corp.                                                                  44,583         1,581,805
    UTI Worldwide, Inc.                                                                11,862         1,241,121
                                                                                                ---------------
                                                                Air Freight & Logistics Total         2,822,926

  BUILDING PRODUCTS - 0.6%
    ElkCorp.                                                                           37,200         1,342,920
                                                                                                ---------------
                                                                      Building Products Total         1,342,920

  COMMERCIAL SERVICES & SUPPLIES - 6.1%
    Corporate Executive Board Co.                                                      37,116         3,711,600
    Global Cash Access, Inc. (a)                                                       65,805         1,112,105
    Huron Consulting Group, Inc. (a)                                                   62,298         1,709,457
    Kenexa Corp. (a)                                                                   92,578         2,473,684
    LECG Corp. (a)                                                                     47,307           764,954
    Resources Connection, Inc. (a)                                                     73,066         2,010,776
    Waste Connections, Inc. (a)                                                        21,400           784,096
                                                                                                ---------------
                                                         Commercial Services & Supplies Total        12,566,672

  CONSTRUCTION & ENGINEERING - 1.8%
    Perini Corp. (a)                                                                   54,900         1,668,411
    URS Corp. (a)                                                                      48,145         2,098,640
                                                                                                ---------------
                                                             Construction & Engineering Total         3,767,051

  ELECTRICAL EQUIPMENT - 1.7%
    Evergreen Solar, Inc. (a)                                                          59,700           930,723
    General Cable Corp. (a)                                                            59,600         1,609,200
    Roper Industries, Inc.                                                             22,120           996,948
                                                                                                ---------------
                                                                   Electrical Equipment Total         3,536,871

See Accompanying Notes to Financial Statements.

                                                                                       SHARES         VALUE ($)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)
INDUSTRIALS - (CONTINUED)

  MACHINERY - 6.6%
    ESCO Technologies, Inc. (a)                                                        37,636         1,911,156
    Joy Global, Inc.                                                                   56,884         2,932,939
    RBC Bearings, Inc. (a)                                                             63,266         1,248,238
    Terex Corp. (a)                                                                    38,754         3,067,379
    Wabtec Corp.                                                                      135,220         4,466,317
                                                                                                ---------------
                                                                              Machinery Total        13,626,029

  ROAD & RAIL - 1.0%
    Landstar System, Inc.                                                              21,120           983,981
    Old Dominion Freight Line, Inc. (a)                                                37,850           997,726
                                                                                                ---------------
                                                                            Road & Rail Total         1,981,707
                                                                                                ---------------
                                                                            INDUSTRIALS TOTAL        48,035,605

INFORMATION TECHNOLOGY - 23.7%

  COMMUNICATIONS EQUIPMENT - 2.8%
    CSR PLC (a)                                                                       109,300         1,731,074
    F5 Networks, Inc. (a)                                                              32,535         2,206,523
    Ixia (a)                                                                          150,148         1,810,785
                                                                                                ---------------
                                                               Communications Equipment Total         5,748,382

  COMPUTERS & PERIPHERALS - 2.0%
    Electronics for Imaging, Inc. (a)                                                  43,600         1,169,352
    M-Systems Flash Disk Pioneers Ltd. (a)                                             32,296           871,992
    Presstek, Inc. (a)                                                                 87,093         1,103,468
    Rackable Systems, Inc. (a)                                                         26,815         1,057,316
                                                                                                ---------------
                                                                Computers & Peripherals Total         4,202,128

  INTERNET SOFTWARE & SERVICES - 1.5%
    aQuantive, Inc. (a)                                                                45,900         1,220,481
    Equinix, Inc. (a)                                                                  24,940         1,307,853
    Liquidity Services, Inc. (a)                                                       45,028           531,331
                                                                                                ---------------
                                                           Internet Software & Services Total         3,059,665

  IT SERVICES - 4.2%
    Acxiom Corp.                                                                       50,500         1,306,940
    CACI International, Inc., Class A (a)                                              20,109         1,211,969
    Euronet Worldwide, Inc. (a)                                                        80,460         2,820,928
    Global Payments, Inc.                                                              41,312         2,150,703
    Heartland Payment Systems, Inc. (a)                                                54,600         1,203,930
                                                                                                ---------------
                                                                            IT Services Total         8,694,470

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.7%
    Atheros Communications, Inc. (a)                                                  106,300         2,187,654
    ATMI, Inc. (a)                                                                     64,620         1,940,539
    Hittite Microwave Corp. (a)                                                        77,700         2,146,851
    Microsemi Corp. (a)                                                                39,630         1,218,622
    Silicon Laboratories, Inc. (a)                                                      9,600           460,608
    SiRF Technology Holdings, Inc. (a)                                                105,085         3,933,332
    Tessera Technologies, Inc. (a)                                                     54,200         1,692,666
    Trident Microsystems, Inc. (a)                                                     88,684         2,477,831
                                                                                                ---------------
                                               Semiconductors & Semiconductor Equipment Total        16,058,103

  SOFTWARE - 5.5%
    Embarcadero Technologies, Inc. (a)                                                205,791         1,409,668
    Epicor Software Corp. (a)                                                         104,430         1,297,021
    Hyperion Solutions Corp. (a)                                                       29,476           988,920
    Informatica Corp. (a)                                                              98,200         1,573,164
    Kronos, Inc. (a)                                                                   15,400           631,554
    Micros Systems, Inc. (a)                                                           21,972           951,168
    Nuance Communications, Inc. (a)                                                    33,760           361,232
    Quest Software, Inc. (a)                                                           78,500         1,143,745
    Transaction Systems Architects, Inc. (a)                                           36,600         1,220,976
    Wind River Systems, Inc. (a)                                                      123,700         1,913,639
                                                                                                ---------------
                                                                               Software Total        11,491,087
                                                                                                ---------------
                                                                 INFORMATION TECHNOLOGY TOTAL        49,253,835

MATERIALS - 3.3%

  CONSTRUCTION MATERIALS - 0.8%
    Eagle Materials, Inc.                                                              29,100         1,575,183
                                                                                                ---------------
                                                                 Construction Materials Total         1,575,183

  METALS & MINING - 2.5%
    Allegheny Technologies, Inc.                                                       33,132         1,673,497
    Century Aluminum Co. (a)                                                           44,883         1,597,386
    Cleveland-Cliffs, Inc.                                                             12,400         1,067,020
    Zinifex Ltd.                                                                      153,100           868,215
                                                                                                ---------------
                                                                        Metals & Mining Total         5,206,118
                                                                                                ---------------
                                                                              MATERIALS TOTAL         6,781,301

TELECOMMUNICATION SERVICES - 2.2%

  WIRELESS TELECOMMUNICATION SERVICES - 2.2%
    Dobson Communications Corp., Class A (a)                                          134,900           976,676
    Millicom International Cellular SA (a)                                             46,584         1,950,472
    SBA Communications Corp., Class A (a)                                              75,707         1,702,651
                                                                                                ---------------
                                                    Wireless Telecommunication Services Total         4,629,799
                                                                                                ---------------
                                                             TELECOMMUNICATION SERVICES TOTAL         4,629,799
                                                                          Total Common Stocks
                                                                       (cost of $151,333,379)       206,189,766

                                 See Accompanying Notes to Financial Statements.

                                                                                      PAR ($)         VALUE ($)
---------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.8%

    Repurchase agreement with State Street Bank & Trust Co., dated
    02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury
    Note maturing 02/15/29, market value of $1,629,619 (repurchase
    proceeds $1,593,196)                                                            1,593,000         1,593,000
                                                                                                ---------------
                                                                  Total Short-Term Obligation
                                                                         (cost of $1,593,000)         1,593,000

                                                                   TOTAL INVESTMENTS - 100.1%
                                                                   (COST OF $152,926,379) (b)       207,782,766

                                                     OTHER ASSETS & LIABILITIES, NET - (0.1)%          (223,639)

                                                                          NET ASSETS - 100.0%       207,559,127

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing security.
(b)  Cost for federal income tax purposes is $152,926,379.

     At February 28, 2006, the Fund held investments in the following sectors:

                                                               % OF
       SECTOR                                               NET ASSETS
       ---------------------------------------------------------------
       Information Technology                                     23.7%
       Industrials                                                23.2
       Health Care                                                18.2
       Consumer Discretionary                                     12.1
       Energy                                                      8.0
       Financials                                                  6.2
       Materials                                                   3.3
       Consumer Staples                                            2.4
       Telecommunication Services                                  2.2
       Short-Term Obligation                                       0.8
       Other Assets & Liabilities, Net                            (0.1)
                                                                 -----
                                                                 100.0%
                                                                 =====

    ACRONYM                          NAME
    -------                          ----
      ADR                  American Depositary Receipt

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

FEBRUARY 28, 2006 (UNAUDITED)                   COLUMBIA REAL ESTATE EQUITY FUND

                                                                      SHARES       VALUE ($)
--------------------------------------------------------------------------------------------
COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 11.5%

  HOTELS, RESTAURANTS & LEISURE - 11.5%
     Hilton Hotels Corp.                                             996,100      24,105,620
     Marriott International, Inc., Class A                           325,600      22,271,040
     Starwood Hotels & Resorts Worldwide, Inc.                       475,000      30,162,500
                                                                               -------------
                                         Hotels, Restaurants & Leisure Total      76,539,160
                                                                               -------------
                                                CONSUMER DISCRETIONARY TOTAL      76,539,160

FINANCIALS - 86.3%

  REAL ESTATE - 86.3%
     Alexandria Real Estate Equities, Inc., REIT                     395,400      34,803,108
     AMB Property Corp., REIT                                        147,627       7,920,189
     Archstone-Smith Trust, REIT                                     393,571      18,655,265
     AvalonBay Communities, Inc., REIT                               179,000      18,437,000
     Boston Properties, Inc., REIT                                   222,700      18,856,009
     Brandywine Realty Trust, REIT                                   151,455       4,448,233
     Brookfield Properties Corp., REIT                               219,400       6,496,434
     Corporate Office Properties Trust, REIT                         116,880       4,852,858
     Cousins Properties, Inc., REIT                                1,007,250      30,892,357
     Duke Realty Corp., REIT                                         438,800      15,401,880
     Equity Office Properties Trust, REIT                            743,637      23,387,384
     Equity Residential Property Trust, REIT                         671,206      30,392,208
     Essex Property Trust, Inc., REIT                                 50,500       5,032,325
     General Growth Properties, Inc., REIT                           617,280      31,104,739
     Home Properties, Inc., REIT                                     141,000       6,959,760
     Host Marriott Corp., REIT                                     1,001,200      19,453,316
     iStar Financial, Inc., REIT                                     737,950      28,115,895
     Kimco Realty Corp., REIT                                        828,300      29,760,819
     Liberty Property Trust, REIT                                    439,500      19,680,810
     Macerich Co., REIT                                               54,900       3,955,545
     Mack-Cali Realty Corp., REIT                                    365,900      16,428,910
     Newcastle Investment Corp., REIT                                125,700       3,006,744
     Pan Pacific Retail Properties, Inc., REIT                       219,200      15,170,832
     ProLogis Trust, REIT                                            534,106      28,051,247
     Public Storage, Inc., REIT                                      410,432      32,021,905
     Regency Centers Corp., REIT                                     297,600      19,195,200
     Simon Property Group, Inc., REIT                                491,056      40,742,916
     SL Green Realty Corp., REIT                                     224,900      19,546,059
     Sun Communities, Inc., REIT                                     114,700       3,970,914
     Taubman Centers, Inc., REIT                                     106,400       4,228,336
     United Dominion Realty Trust, Inc., REIT                        262,600       7,024,550
     Vornado Realty Trust, REIT                                      206,200      18,349,738
     Weingarten Realty Investors, REIT                               190,200       7,490,076
                                                                               -------------
                                                           Real Estate Total     573,833,561
                                                                               -------------
                                                            FINANCIALS TOTAL     573,833,561

INDUSTRIALS - 0.5%

  MARINE - 0.5%
     Alexander & Baldwin, Inc.                                        65,300       3,182,069
                                                                               -------------
                                                                Marine Total       3,182,069
                                                                               -------------
                                                           INDUSTRIALS TOTAL       3,182,069

                                                         Total Common Stocks
                                                      (cost of $316,665,376)     653,554,790

                                                                     PAR ($)
SHORT-TERM OBLIGATION - 1.8%
     Repurchase agreement with State Street Bank & Trust Co.,
     dated 02/28/06, due 03/01/06 at 4.440%, collateralized
     by a U.S. Treasury Note maturing 08/15/10, market value
     of $12,400,763 (repurchase proceeds $12,156,499)             12,155,000      12,155,000
                                                                               -------------

                                                 Total Short-Term Obligation
                                                       (cost of $12,155,000)      12,155,000

                                                  TOTAL INVESTMENTS - 100.1%
                                                  (COST OF $328,820,376) (a)     665,709,790

                                    OTHER ASSETS & LIABILITIES, NET - (0.1)%       (965,423)

                                                         NET ASSETS - 100.0%     664,744,367

NOTES TO INVESTMENT PORTFOLIO:

(a) Cost for federal income tax purposes is $328,820,376.

    At February 28, 2006, the Fund held investments in the following sectors:

                                                                         % OF
      SECTOR                                                          NET ASSETS
      --------------------------------------------------------------------------
      Financials                                                            86.3%
      Consumer Discretionary                                                11.5
      Industrials                                                            0.5
      Short-Term Obligation                                                  1.8
      Other Assets & Liabilities, Net                                       (0.1)
                                                                           -----
                                                                           100.0%
                                                                           =====

            ACRONYM                     NAME
            -------                     ----
             REIT             Real Estate Investment Trust

                                 See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

FEBRUARY 28, 2006 (UNAUDITED)                           COLUMBIA TECHNOLOGY FUND

                                                                      SHARES       VALUE ($)
--------------------------------------------------------------------------------------------
COMMON STOCKS - 93.2%

CONSUMER DISCRETIONARY - 5.2%

  HOTELS, RESTAURANTS & LEISURE - 0.5%
     Sportingbet PLC (a)                                             105,550         735,231
                                                                               -------------
                                         Hotels, Restaurants & Leisure Total         735,231

  HOUSEHOLD DURABLES - 0.5%
     Sony Corp., ADR                                                  15,820         741,642
                                                                               -------------
                                                    Household Durables Total         741,642

  INTERNET & CATALOG RETAIL - 3.8%
     Audible, Inc. (a)                                                49,830         504,778
     Blue Nile, Inc. (a)                                              15,500         517,235
     IAC/InterActiveCorp (a)                                          40,790       1,192,699
     NetFlix, Inc. (a)                                                85,880       2,302,443
     VistaPrint Ltd. (a)                                              41,930       1,516,189
                                                                               -------------
                                             Internet & Catalog Retail Total       6,033,344

  MEDIA - 0.4%
     XM Satellite Radio Holdings, Inc., Class A (a)                   31,792         702,285
                                                                               -------------
                                                                 Media Total         702,285
                                                                               -------------
                                                CONSUMER DISCRETIONARY TOTAL       8,212,502

FINANCIALS - 0.5%

  DIVERSIFIED FINANCIAL SERVICES - 0.5%
     NETeller PLC (a)                                                 64,720         853,400
                                                                               -------------
                                        Diversified Financial Services Total         853,400
                                                                               -------------
                                                            FINANCIALS TOTAL         853,400

HEALTH CARE - 1.8%

  BIOTECHNOLOGY - 1.4%
     Combinatorx, Inc. (a)                                           116,315       1,520,237
     Panacos Pharmaceuticals, Inc. (a)                                98,160         714,605
                                                                               -------------
                                                         Biotechnology Total       2,234,842

  HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
     Gen-Probe, Inc. (a)                                              14,130         705,935
                                                                               -------------
                                      Health Care Equipment & Supplies Total         705,935
                                                                               -------------
                                                           HEALTH CARE TOTAL       2,940,777

INDUSTRIALS - 5.8%

  AEROSPACE & DEFENSE - 1.3%
     Ceradyne, Inc. (a)                                               34,000       2,069,920
                                                                               -------------
                                                   Aerospace & Defense Total       2,069,920

  COMMERCIAL SERVICES & SUPPLIES - 1.2%
     Huron Consulting Group, Inc. (a)                                 35,274         967,919
     Kenexa Corp. (a)                                                 34,956         934,024
                                                                               -------------
                                        Commercial Services & Supplies Total       1,901,943

  ELECTRICAL EQUIPMENT - 3.3%
     BTU International, Inc. (a)                                      68,975       1,007,725
     Evergreen Solar, Inc. (a)                                       110,990       1,730,334
     Suntech Power Holdings Co. Ltd. (a)                              68,441       2,570,644
                                                                               -------------
                                                  Electrical Equipment Total       5,308,703
                                                                               -------------
                                                           INDUSTRIALS TOTAL       9,280,566

INFORMATION TECHNOLOGY - 67.1%

  COMMUNICATIONS EQUIPMENT - 11.3%
     Cisco Systems, Inc. (a)                                         144,350       2,921,644
     Comverse Technology, Inc. (a)                                    24,260         697,718
     CSR PLC (a)                                                     341,370       5,406,557
     Global IP Sound AB (a)                                           61,750         233,348
     Harris Corp.                                                     31,410       1,434,809
     Nokia Oyj, ADR                                                  321,670       5,976,628
     QUALCOMM, Inc.                                                   29,290       1,382,781
                                                                               -------------
                                              Communications Equipment Total      18,053,485

  COMPUTERS & PERIPHERALS - 4.1%
     Apple Computer, Inc. (a)                                         16,220       1,111,719
     Electronics for Imaging, Inc. (a)                                48,667       1,305,249
     International Business Machines Corp.                            14,090       1,130,581
     M-Systems Flash Disk Pioneers Ltd. (a)                            8,940         241,380
     Network Appliance, Inc. (a)                                      22,410         743,116
     SanDisk Corp. (a)                                                20,250       1,221,885
     Seagate Technology (a)                                           27,850         739,974
                                                                               -------------
                                               Computers & Peripherals Total       6,493,904

  ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
     I.D. Systems, Inc. (a)                                            7,320         160,015
     Novatel, Inc. (a)                                                33,519       1,109,144
     Trimble Navigation Ltd. (a)                                      55,330       2,263,550
                                                                               -------------
                                    Electronic Equipment & Instruments Total       3,532,709

  INTERNET SOFTWARE & SERVICES - 4.3%
     eBay, Inc. (a)                                                   72,218       2,893,053
     Google, Inc., Class A (a)                                         3,940       1,428,723
     Liquidity Services, Inc. (a)                                     87,730       1,035,214
     VeriSign, Inc. (a)                                               24,720         584,875
     Yahoo!, Inc. (a)                                                 28,310         907,619
                                                                               -------------
                                          Internet Software & Services Total       6,849,484

See Accompanying Notes to Financial Statements.

                                                                      SHARES       VALUE ($)
--------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

  IT SERVICES - 5.7%
     Accenture Ltd., Class A                                          33,200       1,084,312
     Affiliated Computer Services, Inc., Class A (a)                  14,690         924,295
     Cognizant Technology Solutions Corp., Class A (a)                40,450       2,330,325
     Computer Sciences Corp. (a)                                      13,440         730,330
     DST Systems, Inc. (a)                                            16,810         945,226
     Euronet Worldwide, Inc. (a)                                      15,170         531,860
     Global Payments, Inc.                                            22,220       1,156,773
     Infosys Technologies Ltd., ADR                                    9,950         704,460
     RightNow Technologies, Inc. (a)                                  42,380         698,846
                                                                               -------------
                                                           IT Services Total       9,106,427

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 26.0%
     Advanced Micro Devices, Inc. (a)                                 52,140       2,016,254
     Atheros Communications, Inc. (a)                                143,160       2,946,233
     ATI Technologies, Inc. (a)                                       24,660         391,601
     ATMI, Inc. (a)                                                   30,430         913,813
     Broadcom Corp., Class A (a)                                     145,928       6,579,871
     Conexant Systems, Inc. (a)                                       72,292         215,430
     Hittite Microwave Corp. (a)                                      55,097       1,522,330
     Intersil Corp., Class A                                          84,140       2,384,528
     Marvell Technology Group Ltd. (a)                               112,780       6,904,392
     MEMC Electronic Materials, Inc. (a)                              27,760         929,682
     Micron Technology, Inc. (a)                                      83,390       1,293,379
     Netlogic Microsystems, Inc. (a)                                  35,050       1,239,018
     NVIDIA Corp. (a)                                                 43,670       2,058,167
     Q-Cells AG (a)                                                   12,260       1,244,108
     Samsung Electronics Co., Ltd., GDR (b)                            5,610       1,984,537
     Silicon Laboratories, Inc. (a)                                   18,590         891,948
     SiRF Technology Holdings, Inc. (a)                              133,381       4,992,451
     Trident Microsystems, Inc. (a)                                   77,344       2,160,991
     Zoran Corp. (a)                                                  36,100         714,058
                                                                               -------------
                              Semiconductors & Semiconductor Equipment Total      41,382,791

  SOFTWARE - 13.5%
     Adobe Systems, Inc.                                              26,840       1,036,561
     Amdocs Ltd. (a)                                                  46,030       1,524,514
     Autodesk, Inc.                                                    7,560         284,634
     Business Objects SA, ADR (a)                                     22,670         845,364
     Check Point Software Technologies Ltd. (a)                       36,290         771,525
     Citrix Systems, Inc. (a)                                         31,320       1,013,515
     Electronic Arts, Inc. (a)                                        11,160         579,985
     Embarcadero Technologies, Inc. (a)                               47,540         325,649
     Informatica Corp. (a)                                            38,080         610,042
     Intuit, Inc. (a)                                                 17,630         856,465
     Kronos, Inc. (a)                                                 15,370         630,324
     McAfee, Inc. (a)                                                 47,220       1,098,337
     Mentor Graphics Corp. (a)                                        41,580         466,943
     Micros Systems, Inc. (a)                                         15,706         679,913
     Microsoft Corp.                                                  30,820         829,058
     NAVTEQ (a)                                                       60,629       2,807,729
     Oracle Corp. (a)                                                 79,110         982,546
     Quest Software, Inc. (a)                                         18,660         271,876
     Red Hat, Inc. (a)                                                12,350         331,845
     SAP AG, ADR                                                      35,150       1,796,165
     Symantec Corp. (a)                                               44,484         751,335
     Synopsys, Inc. (a)                                               43,890         959,874
     Transaction Systems Architects, Inc. (a)                         17,029         568,088
     Wind River Systems, Inc. (a)                                     98,110       1,517,762
                                                                               -------------
                                                              Software Total      21,540,049
                                                                               -------------
                                                INFORMATION TECHNOLOGY TOTAL     106,958,849

TELECOMMUNICATION SERVICES - 12.8%

  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
     Chunghwa Telecom Co. Ltd.                                        67,867       1,282,686
     Consolidated Communications Holdings, Inc.                       40,810         581,135
                                                                               -------------
                                Diversified Telecommunication Services Total       1,863,821

  WIRELESS TELECOMMUNICATION SERVICES - 11.6%
     America Movil SA de CV, ADR                                      95,320       3,310,464
     American Tower Corp., Class A (a)                                77,333       2,461,509
     Crown Castle International Corp. (a)                             39,510       1,238,638
     Dobson Communications Corp., Class A (a)                        275,020       1,991,145
     iPCS, Inc. (a)                                                   15,610         735,231
     Leap Wireless International, Inc. (a)                            24,840       1,046,012
     Millicom International Cellular SA (a)                           77,400       3,240,738
     NII Holdings, Inc. (a)                                           56,540       2,895,979
     SBA Communications Corp., Class A (a)                            69,990       1,574,075
                                                                               -------------
                                   Wireless Telecommunication Services Total      18,493,791
                                                                               -------------
                                            TELECOMMUNICATION SERVICES TOTAL      20,357,612

                                                         Total Common Stocks
                                                      (cost of $125,904,187)     148,603,706

                                 See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 5.4%
     Repurchase agreement with State Street Bank & Trust Co.,
     dated 02/28/06, due 03/01/06 at 4.440%, collateralized
     by a U.S. Treasury Note maturing 08/15/10, market value
     of $8,769,600 (repurchase proceeds $8,594,060)                8,593,000       8,593,000
                                                                               -------------

                                                 Total Short-Term Obligation
                                                        (cost of $8,593,000)       8,593,000

                                                   TOTAL INVESTMENTS - 98.6%
                                                  (COST OF $134,497,187) (c)     157,196,706

                                      OTHER ASSETS & LIABILITIES, NET - 1.4%       2,225,069

                                                         NET ASSETS - 100.0%     159,421,775

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the value of this security, which is not illiquid, represents 1.2% of net assets.

(c) Cost for federal income tax purposes is $134,497,187.

    At February 28, 2006, the Fund held investments in the following sectors:

                                                                         % OF
      SECTOR                                                           NET ASSETS
      ---------------------------------------------------------------------------
      Information Technology                                                67.1%
      Telecommunication Services                                            12.8
      Industrials                                                            5.8
      Consumer Discretionary                                                 5.2
      Health Care                                                            1.8
      Financials                                                             0.5
      Short-Term Obligation                                                  5.4
      Other Assets & Liabilities, Net                                        1.4
                                                                           -----
                                                                           100.0%
                                                                           =====

            ACRONYM                     NAME
            -------                     ----
              ADR             American Depositary Receipt
              GDR              Global Depositary Receipt

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

FEBRUARY 28, 2006 (UNAUDITED)                   COLUMBIA STRATEGIC INVESTOR FUND

                                                                      SHARES       VALUE ($)
--------------------------------------------------------------------------------------------
COMMON STOCKS - 80.9%

CONSUMER DISCRETIONARY - 7.3%

  AUTO COMPONENTS - 0.2%
     Nokian Renkaat Oyj                                               70,000       1,114,048
                                                                               -------------
                                                       Auto Components Total       1,114,048

  HOTELS, RESTAURANTS & LEISURE - 0.5%
     Fairmont Hotels & Resorts, Inc.                                  30,000       1,329,600
     Yum! Brands, Inc.                                                20,000         954,000
                                                                               -------------
                                         Hotels, Restaurants & Leisure Total       2,283,600

  HOUSEHOLD DURABLES - 0.4%
     Makita Corp., ADR                                                62,000       1,797,008
                                                                               -------------
                                                    Household Durables Total       1,797,008

  INTERNET & CATALOG RETAIL - 0.2%
     IAC/InterActiveCorp (a)                                          28,750         840,650
                                                                               -------------
                                             Internet & Catalog Retail Total         840,650

  MEDIA - 2.2%
     Cablevision Systems Corp. (a)                                    50,000       1,312,500
     Comcast Corp., Class A (a)                                      102,500       2,741,875
     Entravision Communications Corp., Class A (a)                    75,000         557,250
     Liberty Media Corp., Class A (a)                                100,000         824,000
     Media General, Inc., Class A                                     30,000       1,503,000
     News Corp., Class A                                              75,000       1,221,000
     Time Warner, Inc.                                               157,500       2,726,325
                                                                               -------------
                                                                 Media Total      10,885,950

  MULTILINE RETAIL - 1.7%
     Federated Department Stores, Inc.                                19,468       1,383,007
     Kohl's Corp. (a)                                                 57,500       2,766,325
     Saks, Inc. (a)                                                   75,000       1,417,500
     Stockmann Oyj Abp, Class B                                       75,000       2,949,255
                                                                               -------------
                                                      Multiline Retail Total       8,516,087

  SPECIALTY RETAIL - 1.2%
     Bed Bath & Beyond, Inc. (a)                                      49,000       1,765,960
     CarMax, Inc. (a)                                                 20,000         628,400
     Gap, Inc.                                                       110,000       2,039,400
     TJX Companies, Inc.                                              59,000       1,444,910
                                                                               -------------
                                                      Specialty Retail Total       5,878,670

  TEXTILES, APPAREL & LUXURY GOODS - 0.9%
     NIKE, Inc., Class B                                              48,000       4,165,440
                                                                               -------------
                                      Textiles, Apparel & Luxury Goods Total       4,165,440
                                                                               -------------
                                                CONSUMER DISCRETIONARY TOTAL      35,481,453

CONSUMER STAPLES - 7.9%

  BEVERAGES - 1.5%
     Anheuser-Busch Companies, Inc.                                   37,500       1,557,750
     Coca-Cola Co.                                                   114,000       4,784,580
     Coca-Cola Enterprises, Inc.                                      30,000         589,500
     Constellation Brands, Inc., Class A (a)                          10,000         263,400
                                                                               -------------
                                                             Beverages Total       7,195,230

  FOOD & STAPLES RETAILING - 2.3%
     Kroger Co. (a)                                                   67,500       1,352,700
     United Natural Foods, Inc. (a)                                   40,000       1,330,400
     Wal-Mart Stores, Inc.                                           127,500       5,783,400
     Walgreen Co.                                                     62,500       2,803,750
                                                                               -------------
                                              Food & Staples Retailing Total      11,270,250

  FOOD PRODUCTS - 3.0%
     ConAgra Foods, Inc.                                              47,000         988,410
     Delta & Pine Land Co.                                            50,000       1,265,500
     General Mills, Inc.                                              32,500       1,600,625
     Nestle SA, Registered Shares                                     12,000       3,526,995
     Unilever NV, NY Shares                                           47,500       3,305,525
     Wrigley (Wm.) Jr. Co.                                            58,000       3,685,320
                                                                               -------------
                                                         Food Products Total      14,372,375

  PERSONAL PRODUCTS - 0.2%
     Avon Products, Inc.                                              36,000       1,038,600
                                                                               -------------
                                                     Personal Products Total       1,038,600

  TOBACCO - 0.9%
     Altria Group, Inc.                                               62,500       4,493,750
                                                                               -------------
                                                               Tobacco Total       4,493,750
                                                                               -------------
                                                      CONSUMER STAPLES TOTAL      38,370,205

ENERGY - 8.2%

  ENERGY EQUIPMENT & SERVICES - 3.9%
     Cooper Cameron Corp. (a)                                         35,000       1,417,500
     Core Laboratories NV (a)                                         20,000         917,000
     Dril-Quip, Inc. (a)                                              26,000       1,320,800
     GlobalSantaFe Corp.                                              20,000       1,106,800
     Input/Output, Inc. (a)                                          100,000         756,000
     National-Oilwell Varco, Inc. (a)                                 10,000         608,800
     Schlumberger Ltd.                                                57,500       6,612,500

                                 See Accompanying Notes to Financial Statements.

                                                                      SHARES       VALUE ($)
--------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)

ENERGY - (CONTINUED)

  ENERGY EQUIPMENT & SERVICES - (CONTINUED)
     TGS Nopec Geophysical Co., ASA (a)                               17,000         963,271
     Transocean, Inc. (a)                                             67,500       5,007,150
                                                                               -------------
                                           Energy Equipment & Services Total      18,709,821

  OIL, GAS & CONSUMABLE FUELS - 4.3%
     Apache Corp.                                                     20,000       1,338,400
     BP PLC, ADR                                                      32,500       2,158,650
     Chevron Corp.                                                    48,000       2,711,040
     ConocoPhillips                                                   50,000       3,048,000
     Exxon Mobil Corp.                                               113,500       6,738,495
     McMoRan Exploration Co. (a)                                      62,500       1,105,625
     Newfield Exploration Co. (a)                                     77,500       2,995,375
     Plains Exploration & Production Co. (a)                          25,000       1,018,750
                                                                               -------------
                                           Oil, Gas & Consumable Fuels Total      21,114,335
                                                                               -------------
                                                                ENERGY TOTAL      39,824,156

FINANCIALS - 14.2%

  CAPITAL MARKETS - 2.9%
     Ameriprise Financial, Inc.                                       50,000       2,274,000
     Bank of New York Co., Inc.                                       30,000       1,027,200
     Charles Schwab Corp.                                             97,500       1,580,475
     Deutsche Bank AG, Registered Shares                               4,000         443,000
     Lazard Ltd., Class A                                             67,500       2,597,400
     Morgan Stanley                                                   67,500       4,027,050
     Nomura Holdings, Inc., ADR                                      110,000       2,121,900
                                                                               -------------
                                                       Capital Markets Total      14,071,025

  COMMERCIAL BANKS - 5.0%
     Allied Irish Banks PLC, ADR                                      30,000       1,434,000
     HSBC Holdings PLC, ADR                                           43,500       3,727,515
     ICICI Bank Ltd., ADR                                             79,500       2,441,445
     Mitsubishi UFJ Financial Group, Inc., ADR                       300,000       4,470,000
     Mizuho Financial Group, Inc.                                        800       6,372,566
     Raiffeisen International Bank Holding AG (a)                     24,000       2,001,688
     SunTrust Banks, Inc.                                             22,500       1,628,325
     U.S. Bancorp                                                     75,000       2,318,250
                                                                               -------------
                                                      Commercial Banks Total      24,393,789

  CONSUMER FINANCE - 0.6%
     SLM Corp.                                                        54,000       3,046,140
                                                                               -------------
                                                      Consumer Finance Total       3,046,140

  DIVERSIFIED FINANCIAL SERVICES - 2.0%
     Asset Acceptance Capital Corp. (a)                               70,000       1,399,300
     Citigroup, Inc.                                                  75,000       3,477,750
     JPMorgan Chase & Co.                                            120,200       4,945,028
                                                                               -------------
                                        Diversified Financial Services Total       9,822,078

  INSURANCE - 3.4%
     American International Group, Inc.                               50,000       3,318,000
     Arthur J. Gallagher & Co.                                        62,500       1,843,125
     Axis Capital Holdings Ltd.                                       20,000         619,200
     Berkshire Hathaway, Inc., Class B (a)                             1,000       2,888,000
     Hannover Rueckversicherung AG, Registered Shares                 75,500       2,863,085
     Marsh & McLennan Companies, Inc.                                 40,000       1,236,400
     St. Paul Travelers Companies, Inc.                               50,005       2,149,215
     XL Capital Ltd., Class A                                         20,000       1,351,000
                                                                               -------------
                                                             Insurance Total      16,268,025

  THRIFTS & MORTGAGE FINANCE - 0.3%
     Freddie Mac                                                      17,500       1,179,325
                                                                               -------------
                                            Thrifts & Mortgage Finance Total       1,179,325
                                                                               -------------
                                                            FINANCIALS TOTAL      68,780,382

HEALTH CARE - 13.9%

  BIOTECHNOLOGY - 1.9%
     Amgen, Inc. (a)                                                  27,500       2,075,975
     Applera Corp.-Applied Biosystems Group                           92,500       2,614,975
     Biogen Idec, Inc. (a)                                            47,500       2,244,375
     Chiron Corp. (a)                                                 20,000         913,400
     Qiagen NV (a)                                                   100,000       1,491,000
                                                                               -------------
                                                         Biotechnology Total       9,339,725

  HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
     Baxter International, Inc.                                       87,500       3,311,875
     Cytyc Corp. (a)                                                  32,500         936,975
     DENTSPLY International, Inc.                                     38,000       2,165,620
     Hospira, Inc. (a)                                                97,500       3,870,750
     Medtronic, Inc.                                                  50,000       2,697,500
     STERIS Corp.                                                     30,000         743,100
     Viasys Healthcare, Inc. (a)                                      50,000       1,459,000
     Zimmer Holdings, Inc. (a)                                        34,000       2,352,120
                                                                               -------------
                                      Health Care Equipment & Supplies Total      17,536,940

  HEALTH CARE PROVIDERS & SERVICES - 3.5%
     Cardinal Health, Inc.                                            10,000         726,000
     Community Health Systems, Inc. (a)                               50,000       1,896,000
     Health Management Associates, Inc., Class A                      30,000         638,700
     Henry Schein, Inc. (a)                                           35,000       1,632,750

See Accompanying Notes to Financial Statements.

                                                                      SHARES       VALUE ($)
--------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)

HEALTH CARE - (CONTINUED)

  HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)
     LifePoint Hospitals, Inc. (a)                                    56,000       1,739,360
     McKesson Corp.                                                   56,000       3,031,280
     Omnicare, Inc.                                                   52,500       3,194,625
     Patterson Companies, Inc. (a)                                    73,000       2,630,920
     Quest Diagnostics, Inc.                                          25,000       1,321,750
                                                                               -------------
                                      Health Care Providers & Services Total      16,811,385

  PHARMACEUTICALS - 4.9%
     Abbott Laboratories                                              40,000       1,767,200
     Andrx Corp. (a)                                                 100,000       1,960,000
     Eli Lilly & Co.                                                  30,000       1,668,600
     Gedeon Richter Ltd.                                              12,500       2,545,672
     Johnson & Johnson                                                76,000       4,381,400
     Novartis AG, ADR                                                 30,000       1,597,500
     Novo-Nordisk A/S, Class B                                        21,000       1,234,437
     Pfizer, Inc.                                                     65,700       1,720,683
     Sanofi-Aventis, ADR                                              27,000       1,151,010
     Shire Pharmaceuticals Group PLC, ADR                             20,000         951,600
     Valeant Pharmaceuticals International                           100,000       1,782,000
     Watson Pharmaceuticals, Inc. (a)                                 62,500       1,873,750
     Wyeth                                                            20,000         996,000
                                                                               -------------
                                                       Pharmaceuticals Total      23,629,852
                                                                               -------------
                                                           HEALTH CARE TOTAL      67,317,902

INDUSTRIALS - 8.7%

  AEROSPACE & DEFENSE - 0.3%
     Raytheon Co.                                                     30,000       1,302,000
                                                                               -------------
                                                   Aerospace & Defense Total       1,302,000

  AIR FREIGHT & LOGISTICS - 1.1%
     United Parcel Service, Inc., Class B                             48,500       3,623,435
     Yamato Transport Co., Ltd.                                      100,000       1,915,527
                                                                               -------------
                                               Air Freight & Logistics Total       5,538,962

  COMMERCIAL SERVICES & SUPPLIES - 1.2%
     Avery Dennison Corp.                                             57,500       3,450,000
     R.R. Donnelley & Sons Co.                                        62,500       2,103,750
                                                                               -------------
                                        Commercial Services & Supplies Total       5,553,750

  CONSTRUCTION & ENGINEERING - 0.7%
     Foster Wheeler Ltd. (a)                                          72,500       3,480,000
                                                                               -------------
                                            Construction & Engineering Total       3,480,000

  ELECTRICAL EQUIPMENT - 0.4%
     Thomas & Betts Corp. (a)                                         41,000       2,017,200
                                                                               -------------
                                                  Electrical Equipment Total       2,017,200

  INDUSTRIAL CONGLOMERATES - 1.6%
     General Electric Co.                                            173,000       5,686,510
     Siemens AG, ADR                                                  22,500       2,069,550
                                                                               -------------
                                              Industrial Conglomerates Total       7,756,060

  MACHINERY - 2.4%
     Caterpillar, Inc.                                                50,000       3,654,000
     Deere & Co.                                                      25,000       1,906,750
     Eaton Corp.                                                      20,000       1,393,400
     Hitachi Construction Machinery Co., Ltd.                        100,000       2,447,762
     Pall Corp.                                                       50,000       1,471,000
     Timken Co.                                                       20,000         573,600
                                                                               -------------
                                                             Machinery Total      11,446,512

  MARINE - 0.5%
     A.P. Moller-Maersk A/S                                              280       2,565,969
                                                                               -------------
                                                                Marine Total       2,565,969

  TRADING COMPANIES & DISTRIBUTORS - 0.5%
     GATX Corp.                                                       62,500       2,481,250
                                                                               -------------
                                      Trading Companies & Distributors Total       2,481,250
                                                                               -------------
                                                           INDUSTRIALS TOTAL      42,141,703

INFORMATION TECHNOLOGY - 10.4%

  COMMUNICATIONS EQUIPMENT - 2.4%
     Andrew Corp. (a)                                                 82,500       1,118,700
     Cisco Systems, Inc. (a)                                         137,500       2,783,000
     Corning, Inc. (a)                                                67,500       1,647,675
     CSR PLC (a)                                                      79,000       1,251,188
     Nokia Oyj, ADR                                                  100,000       1,858,000
     Packeteer, Inc. (a)                                             100,000       1,196,000
     QUALCOMM, Inc.                                                   20,000         944,200
     Tellabs, Inc. (a)                                                50,000         734,500
                                                                               -------------
                                              Communications Equipment Total      11,533,263

  COMPUTERS & Peripherals - 2.2%
     Dell, Inc. (a)                                                   70,000       2,030,000
     Electronics for Imaging, Inc. (a)                                72,500       1,944,450
     Hewlett-Packard Co.                                              87,500       2,870,875
     International Business Machines Corp.                            20,000       1,604,800
     Palm, Inc. (a)                                                   50,000       2,065,000
     Quantum Corp. (a)                                                75,000         267,750
                                                                               -------------
                                               Computers & Peripherals Total      10,782,875

                                 See Accompanying Notes to Financial Statements.

                                                                      SHARES       VALUE ($)
--------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)

INFORMATION TECHNOLOGY - (CONTINUED)

  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
     Symbol Technologies, Inc.                                        41,854         486,343
                                                                               -------------
                                    Electronic Equipment & Instruments Total         486,343

  IT SERVICES - 1.0%
     DST Systems, Inc. (a)                                            41,500       2,333,545
     First Data Corp.                                                 49,250       2,222,653
                                                                               -------------
                                                           IT Services Total       4,556,198

  OFFICE ELECTRONICS - 0.5%
     Zebra Technologies Corp., Class A (a)                            54,687       2,413,884
                                                                               -------------
                                                    Office Electronics Total       2,413,884

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
     Advanced Micro Devices, Inc. (a)                                 30,000       1,160,100
     ASML Holding N.V., N.Y Registered Shares (a)                     36,000         744,480
     Intel Corp.                                                      50,000       1,030,000
     LSI Logic Corp. (a)                                              75,000         731,250
     Micron Technology, Inc. (a)                                      75,000       1,163,250
     Samsung Electronics Co., Ltd., GDR (b)                           15,000       5,306,250
     Sanken Electric Co. Ltd.                                         74,000       1,108,119
     Texas Instruments, Inc.                                          67,500       2,014,875
     United Microelectronics Corp.                                   149,292         470,270
                                                                               -------------
                              Semiconductors & Semiconductor Equipment Total      13,728,594

  SOFTWARE - 1.4%
     Check Point Software Technologies Ltd. (a)                       60,000       1,275,600
     Microsoft Corp.                                                 112,500       3,026,250
     Novell, Inc. (a)                                                100,000         951,000
     Quest Software, Inc. (a)                                         60,000         874,200
     Wind River Systems, Inc. (a)                                     40,000         618,800
                                                                               -------------
                                                              Software Total       6,745,850
                                                                               -------------
                                                INFORMATION TECHNOLOGY TOTAL      50,247,007

MATERIALS - 5.1%

  CHEMICALS - 2.1%
     Air Products & Chemicals, Inc.                                   27,500       1,764,400
     Cabot Corp.                                                      40,000       1,480,800
     Calgon Carbon Corp.                                              50,000         389,000
     Dow Chemical Co.                                                 20,000         860,600
     International Flavors & Fragrances, Inc.                         47,000       1,627,610
     Mosaic Co. (a)                                                   40,000         636,000
     Potash Corp. of Saskatchewan, Inc.                               37,500       3,590,625
                                                                               -------------
                                                             Chemicals Total      10,349,035

  CONSTRUCTION MATERIALS - 0.4%
     Martin Marietta Materials, Inc.                                  20,000       1,950,000
                                                                               -------------
                                                Construction Materials Total       1,950,000

  CONTAINERS & PACKAGING - 0.2%
     Packaging Corp. of America                                       40,000         912,400
                                                                               -------------
                                                Containers & Packaging Total         912,400

  METALS & MINING - 1.8%
     AngloGold Ashanti Ltd., ADR                                      30,000       1,527,600
     Companhia Vale do Rio Doce, ADR                                  67,500       3,134,025
     Gammon Lake Resources, Inc. (a)                                  50,000         802,000
     Mittal Steel Co. NV, Class A                                     67,000       2,219,040
     Newmont Mining Corp.                                             20,000       1,058,400
                                                                               -------------
                                                       Metals & Mining Total       8,741,065

  PAPER & FOREST PRODUCTS - 0.6%
     International Paper Co.                                          30,000         983,100
     Votorantim Celulose e Papel SA, ADR                             126,000       1,859,760
                                                                               -------------
                                               Paper & Forest Products Total       2,842,860
                                                                               -------------
                                                             MATERIALS TOTAL      24,795,360

TELECOMMUNICATION SERVICES - 2.1%

  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
     AT&T, Inc.                                                       42,500       1,172,575
     BellSouth Corp.                                                  50,000       1,579,000
     Chunghwa Telecom Co. Ltd., ADR                                   76,000       1,436,400
     Telekomunikasi Indonesia, ADR                                    86,000       2,240,300
     Verizon Communications, Inc.                                     47,500       1,600,750
                                                                               -------------
                                Diversified Telecommunication Services Total       8,029,025

  WIRELESS TELECOMMUNICATION SERVICES - 0.5%
     Nextel Partners, Inc., Class A (a)                               40,000       1,122,400
     Sprint Nextel Corp.                                              50,000       1,201,500
                                                                               -------------
                                   Wireless Telecommunication Services Total       2,323,900
                                                                               -------------
                                            TELECOMMUNICATION SERVICES TOTAL      10,352,925

UTILITIES - 3.1%

  ELECTRIC UTILITIES - 1.3%
     Edison International                                             75,000       3,327,000
     Entergy Corp.                                                    12,500         906,375
     Exelon Corp.                                                     30,000       1,713,300
     Westar Energy, Inc.                                              30,000         645,600
                                                                               -------------
                                                    Electric Utilities Total       6,592,275

See Accompanying Notes to Financial Statements.

                                                                      SHARES       VALUE ($)
--------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)

UTILITIES - (CONTINUED)

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
     Duke Energy Corp.                                                40,000       1,136,000
     Dynegy, Inc., Class A (a)                                       117,500         635,675
                                                                               -------------
                          Independent Power Producers & Energy Traders Total       1,771,675

  MULTI-UTILITIES - 1.1%
     Dominion Resources, Inc.                                         30,000       2,253,000
     NiSource, Inc.                                                   75,000       1,539,750
     TECO Energy, Inc.                                               100,000       1,706,000
                                                                               -------------
                                                       Multi-Utilities Total       5,498,750

  WATER-UTILITIES - 0.3%
     California Water Service Group                                   32,546       1,424,213
                                                                               -------------
                                                       Water-Utilities Total       1,424,213
                                                                               -------------
                                                             UTILITIES TOTAL      15,286,913

                                                         Total Common Stocks
                                                      (cost of $299,237,979)     392,598,006

INVESTMENT COMPANIES - 0.8%
     iShares MSCI Malaysia Index Fund                                150,000       1,101,000
     Japan Smaller Capitalization Fund, Inc. (a)                     100,000       1,576,000
     Thai Fund, Inc.                                                 100,000       1,075,000
                                                                               -------------

                                                  Total Investment Companies
                                                        (cost of $2,730,651)       3,752,000

                                                                     PAR ($)
SHORT-TERM OBLIGATIONS - 18.2%

REPURCHASE AGREEMENT - 16.4%
     Repurchase agreement with State Street Bank & Trust Co.,
     dated 02/28/06, due 03/01/06 at 4.440%, collateralized
     by a U.S. Treasury Note maturing 08/15/10, market value
     of $82,815,000 (repurchase proceeds $79,473,801)             79,464,000      79,464,000
                                                                               -------------

U.S. GOVERNMENT AGENCY - 1.8%
     Federal Home Loan Bank Discount Note
     2.600% 03/01/06 (c)                                           8,840,000       8,840,000
                                                                               -------------

                                                Total Short-Term Obligations
                                                       (cost of $88,304,000)      88,304,000

                                                   TOTAL INVESTMENTS - 99.9%
                                                  (COST OF $390,272,630) (d)     484,654,006

                                      OTHER ASSETS & LIABILITIES, NET - 0.1%         487,762

                                                         NET ASSETS - 100.0%     485,141,768

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the value of this security, which is not illiquid, represents 1.1% of net assets.

(c) The rate shown represents the annualized yield at the date of purchase.

(d) Cost for federal income tax purposes is $390,272,630.

    At February 28, 2006, the Fund held investments in the following sectors:

                                                                         % OF
      SECTOR                                                          NET ASSETS
      --------------------------------------------------------------------------
      Financials                                                            14.2%
      Health Care                                                           13.9
      Information Technology                                                10.4
      Industrials                                                            8.7
      Energy                                                                 8.2
      Consumer Staples                                                       7.9
      Consumer Discretionary                                                 7.3
      Materials                                                              5.1
      Utilities                                                              3.1
      Telecommunication Services                                             2.1
      Investment Companies                                                   0.8
      Short-Term Obligations                                                18.2
      Other Assets & Liabilities, Net                                        0.1
                                                                           -----
                                                                           100.0%
                                                                           =====

                                 See Accompanying Notes to Financial Statements.

    The Fund was invested in the following countries at February 28, 2006:

      SUMMARY OF SECURITIES                                          % OF TOTAL
      BY COUNTRY                                        VALUE        INVESTMENTS
      --------------------------------------------------------------------------
      United States*                                $ 373,149,721           77.0%
      Japan                                            20,232,882            4.2
      Netherlands                                       8,677,045            1.8
      United Kingdom                                    8,088,953            1.7
      Cayman Islands                                    7,464,950            1.5
      Bermuda                                           6,696,600            1.4
      Netherlands Antilles                              6,612,500            1.4
      Finland                                           5,921,303            1.2
      Canada                                            5,722,225            1.2
      Germany                                           5,375,635            1.1
      Republic of Korea                                 5,306,250            1.1
      Switzerland                                       5,124,495            1.0
      Brazil                                            4,993,785            1.0
      Denmark                                           3,800,406            0.8
      Hungary                                           2,545,672            0.5
      India                                             2,441,445            0.5
      Indonesia                                         2,240,300            0.5
      Austria                                           2,001,688            0.4
      Taiwan                                            1,906,670            0.4
      South Africa                                      1,527,600            0.3
      Ireland                                           1,434,000            0.3
      Israel                                            1,275,600            0.3
      France                                            1,151,010            0.2
      Norway                                              963,271            0.2
                                                    -------------          -----
                                                    $ 484,654,006          100.0%
                                                    =============          =====

*   Includes Short-Term Obligations.

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

            ACRONYM                     NAME
            -------                     ----
              ADR             American Depositary Receipt
              GDR              Global Depositary Receipt

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

FEBRUARY 28, 2006 (UNAUDITED)    COLUMBIA BALANCED FUND

                                                                      SHARES       VALUE ($)
--------------------------------------------------------------------------------------------
COMMON STOCKS - 61.9%

CONSUMER DISCRETIONARY - 9.5%

  DIVERSIFIED CONSUMER SERVICES - 0.9%
     Career Education Corp. (a)                                       75,100       2,466,284
                                                                               -------------
                                         Diversified Consumer Services Total       2,466,284

  HOTELS, RESTAURANTS & LEISURE - 0.4%
     Hilton Hotels Corp.                                              41,700       1,009,140
                                                                               -------------
                                         Hotels, Restaurants & Leisure Total       1,009,140

  LEISURE EQUIPMENT & PRODUCTS - 0.3%
     Hasbro, Inc.                                                     48,470         983,456
                                                                               -------------
                                          Leisure Equipment & Products Total         983,456

  MEDIA - 6.5%
     Clear Channel Communications, Inc.                               50,400       1,426,320
     Comcast Corp., Class A (a)                                      113,526       3,045,903
     Dreamworks Animation SKG, Inc., Class A (a)                      48,400       1,306,800
     Liberty Global, Inc., Class A (a)                                28,045         569,594
     Liberty Global, Inc., Series C (a)                               25,745         499,453
     Liberty Media Corp., Class A (a)                                295,520       2,435,085
     News Corp., Class A                                             159,460       2,596,009
     Omnicom Group, Inc.                                              15,300       1,221,246
     Time Warner, Inc.                                               181,830       3,147,477
     Viacom, Inc., Class B (a)                                        17,440         696,902
     XM Satellite Radio Holdings, Inc., Class A (a)                   39,900         881,391
                                                                               -------------
                                                                 Media Total      17,826,180

  MULTILINE RETAIL - 0.9%
     Kohl's Corp. (a)                                                 50,230       2,416,565
                                                                               -------------
                                                      Multiline Retail Total       2,416,565

  SPECIALTY RETAIL - 0.4%
     RadioShack Corp.                                                 58,360       1,140,938
                                                                               -------------
                                                      Specialty Retail Total       1,140,938

  TEXTILES, APPAREL & LUXURY GOODS - 0.1%
     NIKE, Inc., Class B                                               4,119         357,447
                                                                               -------------
                                      Textiles, Apparel & Luxury Goods Total         357,447
                                                                               -------------
                                                CONSUMER DISCRETIONARY TOTAL      26,200,010

CONSUMER STAPLES - 3.0%

  BEVERAGES - 0.9%
     Coca-Cola Co.                                                    59,940       2,515,682
                                                                               -------------
                                                             Beverages Total       2,515,682

  FOOD & STAPLES RETAILING - 0.3%
     Sysco Corp.                                                      28,900         869,601
                                                                               -------------
                                              Food & Staples Retailing Total         869,601

  FOOD PRODUCTS - 0.6%
     Smithfield Foods, Inc. (a)                                       56,200       1,485,366
                                                                               -------------
                                                         Food Products Total       1,485,366

  HOUSEHOLD PRODUCTS - 0.6%
     Colgate-Palmolive Co.                                            32,130       1,750,442
                                                                               -------------
                                                    Household Products Total       1,750,442

  TOBACCO - 0.6%
     Altria Group, Inc.                                               22,065       1,586,474
                                                                               -------------
                                                               Tobacco Total       1,586,474
                                                                               -------------
                                                      CONSUMER STAPLES TOTAL       8,207,565

ENERGY - 1.8%

  ENERGY EQUIPMENT & SERVICES - 0.5%
     Transocean, Inc. (a)                                             18,910       1,402,744
                                                                               -------------
                                           Energy Equipment & Services Total       1,402,744

  OIL, GAS & CONSUMABLE FUELS - 1.3%
     Anadarko Petroleum Corp.                                         10,810       1,071,920
     BP PLC, ADR                                                      14,360         953,791
     Devon Energy Corp.                                               27,870       1,634,018
                                                                               -------------
                                           Oil, Gas & Consumable Fuels Total       3,659,729
                                                                               -------------
                                                                ENERGY TOTAL       5,062,473

FINANCIALS - 13.3%

  CAPITAL MARKETS - 2.5%
     Ameriprise Financial, Inc.                                       37,521       1,706,455
     E*TRADE Financial Corp. (a)                                      94,810       2,425,240
     Lazard Ltd., Class A                                             36,840       1,417,603
     Morgan Stanley                                                   24,165       1,441,684
                                                                               -------------
                                                       Capital Markets Total       6,990,982

  COMMERCIAL BANKS - 0.7%
     Wachovia Corp.                                                   32,100       1,799,847
                                                                               -------------
                                                      Commercial Banks Total       1,799,847

                                 See Accompanying Notes to Financial Statements.

                                                                      SHARES       VALUE ($)
--------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)

FINANCIALS - (CONTINUED)

  CONSUMER FINANCE - 0.6%
     American Express Co.                                             30,405       1,638,221
                                                                               -------------
                                                      Consumer Finance Total       1,638,221

  DIVERSIFIED FINANCIAL SERVICES - 2.6%
     Citigroup, Inc.                                                  85,933       3,984,714
     JPMorgan Chase & Co.                                             77,780       3,199,869
                                                                               -------------
                                        Diversified Financial Services Total       7,184,583

  INSURANCE - 6.1%
     Ace Ltd.                                                         35,310       1,967,826
     Ambac Financial Group, Inc.                                      25,200       1,893,780
     American International Group, Inc.                               53,350       3,540,306
     Berkshire Hathaway, Inc., Class B (a)                             1,216       3,511,808
     Chubb Corp.                                                      13,045       1,249,059
     UnumProvident Corp.                                             132,000       2,731,080
     XL Capital Ltd., Class A                                         27,200       1,837,360
                                                                               -------------
                                                             Insurance Total      16,731,219

  THRIFTS & MORTGAGE FINANCE - 0.8%
     MGIC Investment Corp.                                            36,640       2,335,800
                                                                               -------------
                                            Thrifts & Mortgage Finance Total       2,335,800
                                                                               -------------
                                                            FINANCIALS TOTAL      36,680,652

HEALTH CARE - 11.8%

  BIOTECHNOLOGY - 2.1%
     Amgen, Inc. (a)                                                  20,193       1,524,369
     MedImmune, Inc. (a)                                              42,230       1,540,973
     Millennium Pharmaceuticals, Inc. (a)                            261,800       2,743,664
                                                                               -------------
                                                         Biotechnology Total       5,809,006

  HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
     Bausch & Lomb, Inc.                                              19,800       1,370,358
     Baxter International, Inc.                                       24,200         915,970
     Biomet, Inc.                                                     36,240       1,319,136
     Stryker Corp.                                                    29,500       1,363,490
     Thermo Electron Corp. (a)                                        52,030       1,801,278
     Waters Corp. (a)                                                 42,930       1,834,399
     Zimmer Holdings, Inc. (a)                                        22,800       1,577,304
                                                                               -------------
                                      Health Care Equipment & Supplies Total      10,181,935

  HEALTH CARE PROVIDERS & SERVICES - 2.3%
     AmerisourceBergen Corp.                                          33,280       1,530,547
     Cardinal Health, Inc.                                            28,350       2,058,210
     Emdeon Corp. (a)                                                161,140       1,698,416
     McKesson Corp.                                                   21,130       1,143,767
                                                                               -------------
                                      Health Care Providers & Services Total       6,430,940

  PHARMACEUTICALS - 3.7%
     Abbott Laboratories                                              60,499       2,672,846
     Barr Pharmaceuticals, Inc. (a)                                   25,550       1,716,449
     Endo Pharmaceuticals Holdings, Inc. (a)                          76,756       2,419,349
     Johnson & Johnson                                                42,000       2,421,300
     Teva Pharmaceutical Industries Ltd., ADR                         22,300         936,377
                                                                               -------------
                                                       Pharmaceuticals Total      10,166,321
                                                                               -------------
                                                           HEALTH CARE TOTAL      32,588,202

INDUSTRIALS - 6.8%

  AEROSPACE & DEFENSE - 1.1%
     Honeywell International, Inc.                                    70,490       2,886,565
                                                                               -------------
                                                   Aerospace & Defense Total       2,886,565

  AIR FREIGHT & LOGISTICS - 0.8%
     United Parcel Service, Inc., Class B                             29,200       2,181,532
                                                                               -------------
                                               Air Freight & Logistics Total       2,181,532

  AIRLINES - 0.3%
     UAL Corp. (a)                                                    24,300         861,921
                                                                               -------------
                                                              Airlines Total         861,921

  COMMERCIAL SERVICES & SUPPLIES - 1.4%
     ARAMARK Corp., Class B                                           81,500       2,319,490
     Cintas Corp.                                                     35,720       1,467,735
                                                                               -------------
                                        Commercial Services & Supplies Total       3,787,225

  INDUSTRIAL CONGLOMERATES - 1.5%
     General Electric Co.                                             72,400       2,379,788
     Tyco International Ltd.                                          66,000       1,702,140
                                                                               -------------
                                              Industrial Conglomerates Total       4,081,928

  MACHINERY - 1.0%
     Dover Corp.                                                      59,315       2,843,561
                                                                               -------------
                                                             Machinery Total       2,843,561

See Accompanying Notes to Financial Statements.

                                                                      SHARES       VALUE ($)
--------------------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)

INDUSTRIALS - (CONTINUED)

  ROAD & RAIL - 0.7%
     Union Pacific Corp.                                              21,860       1,935,703
                                                                               -------------
                                                           Road & Rail Total       1,935,703
                                                                               -------------
                                                           INDUSTRIALS TOTAL      18,578,435

INFORMATION TECHNOLOGY - 12.9%

  COMMUNICATIONS EQUIPMENT - 2.3%
     Avaya, Inc. (a)                                                 158,600       1,763,632
     Cisco Systems, Inc. (a)                                         141,750       2,869,020
     Nortel Networks Corp. (a)                                       551,500       1,577,290
                                                                               -------------
                                              Communications Equipment Total       6,209,942

  COMPUTERS & PERIPHERALS - 2.2%
     Dell, Inc. (a)                                                   86,510       2,508,790
     Hewlett-Packard Co.                                              47,350       1,553,554
     International Business Machines Corp.                            26,530       2,128,767
                                                                               -------------
                                               Computers & Peripherals Total       6,191,111

  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
     Symbol Technologies, Inc.                                       124,400       1,445,528
                                                                               -------------
                                    Electronic Equipment & Instruments Total       1,445,528

  INTERNET SOFTWARE & SERVICES - 0.9%
     VeriSign, Inc. (a)                                              107,100       2,533,986
                                                                               -------------
                                          Internet Software & Services Total       2,533,986

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
     ATI Technologies, Inc. (a)                                      137,821       2,188,597
     Broadcom Corp., Class A (a)                                      52,080       2,348,287
     Intel Corp.                                                      69,850       1,438,910
     Linear Technology Corp.                                          54,000       1,990,440
                                                                               -------------
                              Semiconductors & Semiconductor Equipment Total       7,966,234

  SOFTWARE - 4.1%
     Electronic Arts, Inc. (a)                                        18,260         948,972
     Microsoft Corp.                                                 183,490       4,935,881
     Oracle Corp. (a)                                                191,575       2,379,362
     Symantec Corp. (a)                                              174,000       2,938,860
                                                                               -------------
                                                              Software Total      11,203,075
                                                                               -------------
                                                INFORMATION TECHNOLOGY TOTAL      35,549,876

MATERIALS - 1.5%

  CHEMICALS - 0.5%
     Dow Chemical Co.                                                 27,800       1,196,234
                                                                               -------------
                                                             Chemicals Total       1,196,234

  CONTAINERS & PACKAGING - 1.0%
     Smurfit-Stone Container Corp. (a)                               213,200       2,797,184
                                                                               -------------
                                                Containers & Packaging Total       2,797,184
                                                                               -------------
                                                             MATERIALS TOTAL       3,993,418

TELECOMMUNICATION SERVICES - 1.3%

  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
     CenturyTel, Inc.                                                 28,430       1,022,912
                                                                               -------------
                                Diversified Telecommunication Services Total       1,022,912

  WIRELESS TELECOMMUNICATION SERVICES - 0.9%
     Sprint Nextel Corp.                                             101,278       2,433,710
                                                                               -------------
                                   Wireless Telecommunication Services Total       2,433,710
                                                                               -------------
                                            TELECOMMUNICATION SERVICES TOTAL       3,456,622
                                                         Total Common Stocks
                                                      (cost of $152,291,605)     170,317,253

                                                                     PAR ($)
CORPORATE FIXED-INCOME
BONDS & NOTES - 11.9%
BASIC MATERIALS - 0.4%

  CHEMICALS - 0.1%
     Airgas, Inc.
      9.125% 10/01/11                                                 75,000          79,781
     EquiStar Chemicals LP
      10.125% 09/01/08                                                25,000          26,875
      10.625% 05/01/11                                                25,000          27,000
     Nalco Co.
      7.750% 11/15/11                                                 25,000          25,594
                                                                               -------------
                                                             Chemicals Total         159,250

  FOREST PRODUCTS & PAPER - 0.1%
     Boise Cascade LLC
      7.125% 10/15/14                                                 95,000          90,962
     Westvaco Corp.
      8.200% 01/15/30                                                225,000         260,530
                                                                               -------------
                                               Forest Products & Paper Total         351,492

  IRON/STEEL - 0.0%
     Russel Metals, Inc.
      6.375% 03/01/14                                                 65,000          63,944
                                                                               -------------
                                                            Iron/Steel Total          63,944

                                 See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

BASIC MATERIALS - (CONTINUED)

  METALS & MINING - 0.2%
     Alcan, Inc.
      4.500% 05/15/13                                                500,000         473,155
                                                                               -------------
                                                       Metals & Mining Total         473,155
                                                                               -------------
                                                       BASIC MATERIALS TOTAL       1,047,841

COMMUNICATIONS - 1.6%

  MEDIA - 0.6%
     Comcast Corp.
      7.050% 03/15/33                                                375,000         403,777
     DirecTV Holdings LLC
      8.375% 03/15/13                                                 96,000         103,440
     EchoStar DBS Corp.
      5.750% 10/01/08                                                 90,000          88,987
      6.625% 10/01/14                                                 85,000          82,662
     Emmis Operating Co.
      6.875% 05/15/12                                                 35,000          34,125
     Lamar Media Corp.
      7.250% 01/01/13                                                150,000         154,875
     LIN Television Corp.
      6.500% 05/15/13                                                 50,000          48,000
     R.H. Donnelley Finance Corp.
      10.875% 12/15/12 (b)                                           115,000         129,375
     Rogers Cable, Inc.
      7.875% 05/01/12                                                100,000         107,500
     Time Warner, Inc.
      6.625% 05/15/29                                                425,000         431,957
                                                                               -------------
                                                                 Media Total       1,584,698

  TELECOMMUNICATION SERVICES - 1.0%
     American Towers, Inc.
      7.250% 12/01/11                                                 20,000          20,950
     Deutsche Telekom International Finance BV
      8.500% 06/15/10                                                525,000         577,438
     New Cingular Wireless Services, Inc.
      8.750% 03/01/31                                                250,000         332,968
     Nextel Communications, Inc.
      7.375% 08/01/15                                                175,000         185,274
     Rogers Wireless, Inc.
      7.500% 03/15/15                                                 15,000          16,312
      8.000% 12/15/12                                                 30,000          32,175
     Sprint Capital Corp.
      6.875% 11/15/28                                                450,000         493,294
     Verizon Global Funding Corp.
      7.750% 12/01/30                                                700,000         817,798
     Vodafone Group PLC
      7.750% 02/15/10                                                350,000         379,451
                                                                               -------------
                                            Telecommunication Services Total       2,855,660
                                                                               -------------
                                                        COMMUNICATIONS TOTAL       4,440,358

CONSUMER CYCLICAL - 0.9%

  APPAREL - 0.0%
     Phillips-Van Heusen Corp.
     7.250% 02/15/11                                                  30,000          30,750
                                                                               -------------
                                                               Apparel Total          30,750

  AUTO MANUFACTURERS - 0.1%
     DaimlerChrysler NA Holding Corp.
      8.500% 01/18/31                                                230,000         281,173
                                                                               -------------
                                                    Auto Manufacturers Total         281,173

  AUTO PARTS & EQUIPMENT - 0.0%
     TRW Automotive, Inc.
      9.375% 02/15/13                                                 25,000          27,187
                                                                               -------------
                                                Auto Parts & Equipment Total          27,187

  ENTERTAINMENT - 0.1%
     Cinemark USA, Inc.
      9.000% 02/01/13                                                 75,000          79,125
     Speedway Motorsports, Inc.
      6.750% 06/01/13                                                 96,000          97,680
     Warner Music Group
      7.375% 04/15/14                                                 60,000          60,300
                                                                               -------------
                                                         Entertainment Total         237,105

  HOME BUILDERS - 0.0%
     K. Hovnanian Enterprises, Inc.
      6.000% 01/15/10                                                 25,000          23,875
      6.375% 12/15/14                                                 30,000          28,275
      6.500% 01/15/14                                                  5,000           4,763
     KB Home
      8.625% 12/15/08                                                 75,000          79,312
                                                                               -------------
                                                         Home Builders Total         136,225

  LEISURE TIME - 0.1%
     Royal Caribbean Cruises Ltd.
      6.750% 03/15/08                                                 45,000          46,125
      6.875% 12/01/13                                                 50,000          53,000
      8.750% 02/02/11                                                 55,000          61,806
                                                                               -------------
                                                          Leisure Time Total         160,931

  LODGING - 0.2%
     Caesars Entertainment, Inc.
      7.875% 03/15/10                                                 45,000          48,150
      8.875% 09/15/08                                                 15,000          16,200
      9.375% 02/15/07                                                 35,000          36,225
     Hilton Hotels Corp.
      7.500% 12/15/17                                                 20,000          22,062

See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER CYCLICAL - (CONTINUED)

  LODGING - (CONTINUED)
     MGM Mirage
      6.000% 10/01/09                                                 45,000          44,663
      8.500% 09/15/10                                                 30,000          32,400
     Starwood Hotels & Resorts Worldwide, Inc.
      7.375% 05/01/07                                                150,000         153,750
     Station Casinos, Inc.
      6.875% 03/01/16                                                165,000         167,475
     Wynn Las Vegas LLC
     6.625% 12/01/14                                                  70,000          69,125
                                                                               -------------
                                                               Lodging Total         590,050

  RETAIL - 0.4%
     AmeriGas Partners LP.
      7.125% 05/20/16                                                 15,000          15,150
     AutoNation, Inc.
      9.000% 08/01/08                                                100,000         107,000
     Couche-Tard
      7.500% 12/15/13                                                125,000         130,312
     Domino's, Inc.
      8.250% 07/01/11                                                 30,000          31,163
     Group 1 Automotive, Inc.
      8.250% 08/15/13                                                 50,000          50,000
     Lowe's Companies, Inc.
      6.500% 03/15/29                                                700,000         784,226
                                                                               -------------
                                                                Retail Total       1,117,851
                                                                               -------------
                                                     CONSUMER CYCLICAL TOTAL       2,581,272

CONSUMER NON-CYCLICAL - 1.3%

  BEVERAGES - 0.4%
     Bottling Group LLC
      2.450% 10/16/06                                                700,000         688,838
     Constellation Brands, Inc.
      8.000% 02/15/08                                                175,000         182,437
     Cott Beverages, Inc.
      8.000% 12/15/11                                                165,000         170,363
                                                                               -------------
                                                             Beverages Total       1,041,638

  COMMERCIAL SERVICES - 0.1%
     Corrections Corp. of America
      6.250% 03/15/13                                                 25,000          24,875
      7.500% 05/01/11                                                100,000         103,500
     Iron Mountain, Inc.
      7.750% 01/15/15                                                150,000         152,625
     NationsRent Companies, Inc.
      9.500% 10/15/10                                                 20,000          21,900
     United Rentals, Inc.
      7.750% 11/15/13                                                 45,000          45,113
                                                                               -------------
                                                   Commercial Services Total         348,013

  FOOD - 0.3%
     Kroger Co.
      6.200% 06/15/12                                                400,000         410,252
     Safeway, Inc.
      4.950% 08/16/10                                                400,000         389,007
                                                                               -------------
                                                                  Food Total         799,259

  HEALTHCARE PRODUCTS - 0.1%
     Baxter FinCo BV
      4.750% 10/15/10 (b)                                            375,000         365,639
                                                                               -------------
                                                   Healthcare Products Total         365,639

  HEALTHCARE SERVICES - 0.2%
     Extendicare Health Services, Inc.
      6.875% 05/01/14                                                 30,000          28,800
      9.500% 07/01/10                                                 10,000          10,400
     Fisher Scientific International, Inc.
      6.750% 08/15/14                                                 55,000          57,475
     HCA, Inc.
      6.950% 05/01/12                                                125,000         128,511
     Triad Hospitals, Inc.
      7.000% 05/15/12                                                 25,000          25,625
     WellPoint, Inc.
      6.800% 08/01/12                                                300,000         323,683
                                                                               -------------
                                                   Healthcare Services Total         574,494

  HOUSEHOLD PRODUCTS/WARES - 0.2%
     Fortune Brands, Inc.
      5.125% 01/15/11                                                300,000         296,528
     Scotts Co.
      6.625% 11/15/13                                                 70,000          71,400
                                                                               -------------
                                              Household Products/Wares Total         367,928

  PHARMACEUTICALS - 0.0%
     Omnicare, Inc.
      6.750% 12/15/13                                                 15,000          15,225
                                                                               -------------
                                                       Pharmaceuticals Total          15,225
                                                                               -------------
                                                 CONSUMER NON-CYCLICAL TOTAL       3,512,196

                                 See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

ENERGY - 0.9%

  COAL - 0.1%
     Arch Western Finance LLC
      6.750% 07/01/13                                                115,000         115,575
     Massey Energy Co.
      6.875% 12/15/13 (b)                                             40,000          40,200
     Peabody Energy Corp.
      6.875% 03/15/13                                                120,000         124,200
                                                                               -------------
                                                                  Coal Total         279,975

  OIL & GAS - 0.5%
     Chesapeake Energy Corp.
      6.375% 06/15/15                                                 15,000          15,000
      7.500% 09/15/13                                                145,000         154,425
     Devon Energy Corp.
      7.950% 04/15/32                                                375,000         485,398
     Marathon Oil Corp.
      6.800% 03/15/32                                                300,000         345,089
     Newfield Exploration Co.
      6.625% 09/01/14                                                 80,000          82,400
     Plains Exploration & Production Co.
      7.125% 06/15/14                                                 90,000          94,275
     Pogo Producing Co.
      8.250% 04/15/11                                                 20,000          20,850
     Pride International, Inc.
      7.375% 07/15/14                                                110,000         117,700
     Vintage Petroleum, Inc.
      7.875% 05/15/11                                                100,000         104,000
                                                                               -------------
                                                             Oil & Gas Total       1,419,137

  OIL & GAS SERVICES - 0.1%
     Hornbeck Offshore Services, Inc.
      6.125% 12/01/14                                                 50,000          49,750
     Universal Compression, Inc.
      7.250% 05/15/10                                                 95,000          98,800
                                                                               -------------
                                                    Oil & Gas Services Total         148,550

  PIPELINES - 0.2%
     Atlas Pipeline Partners LP
      8.125% 12/15/15 (b)                                             15,000          15,487
     Kinder Morgan Energy Partners LP
      7.300% 08/15/33                                                450,000         514,452
     MarkWest Energy Partners LP
      6.875% 11/01/14 (b)                                             45,000          42,187
     Williams Companies, Inc.
      6.375% 10/01/10 (b)                                             10,000          10,138
      8.125% 03/15/12                                                 85,000          93,500
                                                                               -------------
                                                             Pipelines Total         675,764
                                                                               -------------
                                                                ENERGY TOTAL       2,523,426

FINANCIALS - 4.4%

  BANKS - 1.0%
     Marshall & Ilsley Corp.
      4.375% 08/01/09                                                700,000         684,975
     U.S. Bank NA
      6.375% 08/01/11                                                600,000         633,228
     Wachovia Corp.
      4.875% 02/15/14                                                300,000         290,504
     Wells Fargo & Co.
      4.520% 03/10/08 (c)                                          1,200,000       1,200,607
                                                                               -------------
                                                                 Banks Total       2,809,314

  DIVERSIFIED FINANCIAL SERVICES - 2.5%
     American General Finance Corp.
      5.375% 09/01/09                                                475,000         476,330
     Capital One Bank
      4.875% 05/15/08                                                325,000         321,867
     Citigroup, Inc.
      5.000% 09/15/14                                                700,000         685,767
     Countrywide Home Loans, Inc.
      2.875% 02/15/07                                                600,000         587,016
     General Electric Capital Corp.
      5.000% 01/08/16                                              1,000,000         980,226
     Goldman Sachs Group, Inc.
      6.345% 02/15/34                                                370,000         386,333
     HSBC Finance Corp.
      5.000% 06/30/15                                                650,000         626,993
     JPMorgan Chase Capital XV
      5.875% 03/15/35                                                800,000         793,207
     Lehman Brothers Holdings, Inc.
      5.000% 01/14/11                                                600,000         595,162
     Merrill Lynch & Co., Inc.
      4.125% 01/15/09                                                500,000         485,097
     Morgan Stanley
      4.750% 04/01/14                                                400,000         381,406
     SLM Corp.
      5.125% 08/27/12                                                490,000         484,653
                                                                               -------------
                                        Diversified Financial Services Total       6,804,057

  INSURANCE - 0.5%
     Allstate Financial Global Funding II
      2.625% 10/22/06 (b)                                            700,000         687,821
     Genworth Financial, Inc.
      4.750% 06/15/09                                                650,000         640,445
                                                                               -------------
                                                             Insurance Total       1,328,266

  REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
     Health Care Property Investors, Inc.
      6.450% 06/25/12                                                500,000         519,430
                                                                               -------------
                                         Real Estate Investment Trusts Total         519,430

See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

FINANCIALS - (CONTINUED)

  SAVINGS & LOANS - 0.2%
     Washington Mutual, Inc.
      4.200% 01/15/10                                                700,000         672,870
                                                                               -------------
                                                       Savings & Loans Total         672,870
                                                                               -------------
                                                            FINANCIALS TOTAL      12,133,937

INDUSTRIALS - 1.1%

  AEROSPACE & DEFENSE - 0.2%
     DRS Technologies, Inc.
      6.625% 02/01/16                                                 25,000          25,250
     L-3 Communications Corp.
      7.625% 06/15/12                                                170,000         178,925
     Lockheed Martin Corp.
      8.500% 12/01/29                                                225,000         306,888
     Sequa Corp.
      9.000% 08/01/09                                                 25,000          26,875
     TransDigm, Inc.
      8.375% 07/15/11                                                 25,000          26,187
                                                                               -------------
                                                   Aerospace & Defense Total         564,125

  AUTO MANUFACTURERS - 0.1%
     Ford Motor Credit Co.
      7.375% 10/28/09                                                400,000         369,004
                                                                               -------------
                                                    Auto Manufacturers Total         369,004

  ENVIRONMENTAL CONTROL - 0.2%
     Allied Waste North America, Inc.
      6.375% 04/15/11                                                 75,000          73,875
     Waste Management, Inc.
      7.375% 08/01/10                                                450,000         484,514
                                                                               -------------
                                                 Environmental Control Total         558,389

  MACHINERY-DIVERSIFIED - 0.1%
     Westinghouse Air Brake Technologies Corp.
      6.875% 07/31/13                                                155,000         158,100
                                                                               -------------
                                                 Machinery-Diversified Total         158,100

  MISCELLANEOUS MANUFACTURING - 0.0%
     Bombardier, Inc.
      6.300% 05/01/14 (b)                                             35,000          31,675
                                                                               -------------
                                           Miscellaneous Manufacturing Total          31,675

  PACKAGING & CONTAINERS - 0.1%
     Jefferson Smurfit Corp.
      8.250% 10/01/12                                                 55,000          53,763
     Owens-Illinois, Inc.
      7.500% 05/15/10                                                 90,000          91,800
     Silgan Holdings, Inc.
      6.750% 11/15/13                                                 90,000          89,550
     Smurfit-Stone Container Corp.
      8.375% 07/01/12                                                 25,000          24,625
                                                                               -------------
                                                Packaging & Containers Total         259,738

  TRANSPORTATION - 0.4%
     Canadian National Railway Co.
      7.195% 01/02/16                                                495,302         560,402
     Offshore Logistics, Inc.
      6.125% 06/15/13                                                105,000          98,962
     Teekay Shipping Corp.
      8.875% 07/15/11                                                 60,000          66,450
     Union Pacific Corp.
      3.875% 02/15/09                                                500,000         481,152
                                                                               -------------
                                                        Transportation Total       1,206,966
                                                                               -------------
                                                           INDUSTRIALS TOTAL       3,147,997

TECHNOLOGY - 0.2%

  COMPUTERS - 0.2%
     International Business Machines Corp.
      6.220% 08/01/27                                                400,000         432,441
                                                                               -------------
                                                             Computers Total         432,441

  OFFICE/BUSINESS EQUIPMENT - 0.0%
     Xerox Corp.
      7.125% 06/15/10                                                 30,000          31,050
                                                                               -------------
                                             Office/Business Equipment Total          31,050

  SEMICONDUCTORS - 0.0%
     Freescale Semiconductor, Inc.
      6.875% 07/15/11                                                 65,000          67,031
                                                                               -------------
                                                        Semiconductors Total          67,031
                                                                               -------------
                                                            TECHNOLOGY TOTAL         530,522

UTILITIES - 1.1%

  ELECTRIC - 0.9%
     AES Corp.
      7.750% 03/01/14                                                 70,000          74,025
     American Electric Power Co., Inc.
      5.250% 06/01/15                                                350,000         343,719
     CenterPoint Energy Houston Electric
      5.750% 01/15/14                                                250,000         254,105

                                 See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

UTILITIES - (CONTINUED)

  ELECTRIC - (CONTINUED)
     CMS Energy Corp.
      6.875% 12/15/15                                                 20,000          20,450
      8.500% 04/15/11                                                 10,000          10,925
     Edison Mission Energy
      7.730% 06/15/09                                                 15,000          15,563
     Exelon Generation Co.
      6.950% 06/15/11                                                500,000         532,635
     Mirant North America LLC
      7.375% 12/31/13 (b)                                             30,000          30,825
     MSW Energy Holdings LLC
      7.375% 09/01/10                                                 20,000          20,700
     Nevada Power Co.
      5.875% 01/15/15                                                 15,000          15,019
      6.500% 04/15/12                                                 30,000          30,937
     NorthWestern Corp.
      5.875% 11/01/14                                                  5,000           5,013
     NRG Energy, Inc.
      7.250% 02/01/14                                                 15,000          15,300
      7.375% 02/01/16                                                 15,000          15,413
     Scottish Power PLC
      5.375% 03/15/15                                                450,000         446,059
     Virginia Electric & Power Co.
      5.375% 02/01/07                                                700,000         700,707
                                                                               -------------
                                                              Electric Total       2,531,395

  GAS - 0.2%
     Sempra Energy
      4.750% 05/15/09                                                375,000         369,075
                                                                               -------------
                                                                   Gas Total         369,075
                                                                               -------------
                                                             UTILITIES TOTAL       2,900,470

                                  Total Corporate Fixed-Income Bonds & Notes
                                                       (cost of $32,754,642)      32,818,019

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.9%

AGENCY - 6.3%
     Federal Home Loan Mortgage Corp.
      4.000% 09/15/15                                              4,320,000       4,183,150
      4.000% 10/15/18                                              3,600,000       3,297,229
      4.000% 10/15/26                                              3,300,000       3,215,637
      4.500% 03/15/18                                              2,920,000       2,833,902
      4.500% 10/15/18                                              1,840,000       1,811,905
      4.500% 02/15/27                                                630,000         614,167
      4.500% 08/15/28                                                720,000         692,495
      6.500% 11/15/30                                                100,992         101,382
     Federal National Mortgage Association
      4.500% 11/25/14                                                630,000         618,505
      6.500% 07/25/30                                                115,830         115,592
                                                                               -------------
                                                                AGENCY TOTAL      17,483,964

  NON-AGENCY - 2.6%
     Bear Stearns Asset Backed Securities, Inc.
      5.000% 01/25/34                                              1,340,041       1,319,499
     Countrywide Alternative Loan Trust
      4.981% 03/25/34 (c)                                          3,765,728       3,777,457
     SACO I, Inc.
      0.001% 09/25/24 (c)                                             20,671          20,257
     Structured Asset Securities Corp.
      5.500% 05/25/33                                                791,037         773,378
      5.500% 07/25/33                                              1,167,662       1,156,190
                                                                               -------------
                                                            NON-AGENCY TOTAL       7,046,781

                                   Total Collateralized Mortgage Obligations
                                                       (cost of $25,031,646)      24,530,745

GOVERNMENT & AGENCY OBLIGATIONS - 6.8%

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
     Province of Ontario
      3.500% 09/17/07                                              1,000,000         979,753
     United Mexican States
      7.500% 04/08/33                                                250,000         304,000
                                                                               -------------
                                        FOREIGN GOVERNMENT OBLIGATIONS TOTAL       1,283,753

  U.S. GOVERNMENT AGENCIES - 0.1%
     Federal Home Loan Bank
      3.000% 05/15/06                                                250,000         249,060
                                                                               -------------
                                              U.S. GOVERNMENT AGENCIES TOTAL         249,060

  U.S. GOVERNMENT OBLIGATIONS - 6.2%
     U.S. Treasury Bonds
      6.250% 08/15/23                                              5,835,000       6,899,432
      7.250% 05/15/16                                              5,685,000       6,880,624
     U.S. Treasury Inflation Index Notes
      3.875% 01/15/09                                              2,340,332       2,476,089
     U.S. Treasury Notes
      3.500% 11/15/06                                                925,000         917,051
                                                                               -------------
                                           U.S. GOVERNMENT OBLIGATIONS TOTAL      17,173,196

                                       Total Government & Agency Obligations
                                                       (cost of $18,886,772)      18,706,009

See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 5.6%

     Federal Home Loan Mortgage Corp.
      5.500% 12/01/18                                              1,302,090       1,307,537
      5.500% 07/01/19                                                366,048         367,488
      5.500% 08/01/35                                              1,713,225       1,699,199
      6.000% 03/01/17                                                121,238         123,304
      6.000% 04/01/17                                                731,702         744,173
      6.000% 05/01/17                                                369,541         375,840
      6.000% 08/01/17                                                225,558         229,403
      6.500% 08/01/32                                                220,159         225,674
     Federal National Mortgage Association
      5.000% 07/01/18                                                 92,528          91,499
      5.000% 08/01/18                                              1,583,513       1,565,431
      5.000% 10/01/18                                                474,824         469,401
      5.000% 05/01/20                                              1,855,156       1,831,167
      5.000% 06/01/20                                                822,966         812,324
      5.000% 07/01/20                                              4,456,357       4,398,730
      5.796% 07/01/32 (c)                                            687,553         684,491
     Government National Mortgage Association
      7.000% 10/15/31                                                104,730         109,445
      7.000% 04/15/32                                                 92,637          96,801
      7.000% 05/15/32                                                112,892         117,966
                                                                               -------------

                                            Total Mortgage-Backed Securities
                                                       (cost of $15,555,866)      15,249,873

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%

     Bear Stearns Commercial Mortgage Securities
      5.449% 12/11/40 (c)                                            500,000         503,865
     Nationslink Funding Corp.
      6.888% 11/10/30                                              4,380,000       4,453,891
                                                                               -------------

                                 Total Commercial Mortgage-Backed Securities
                                                        (cost of $4,930,869)       4,957,756

ASSET-BACKED SECURITIES - 1.7%

     Cityscape Home Equity Loan Trust
      7.410% 05/25/28                                                416,187         414,962
     Federal Housing Administration
      9.125% 03/25/33                                              1,526,177       1,511,679
     First Alliance Mortgage Loan Trust
      7.340% 06/20/27                                                111,504         111,350
     IMC Home Equity Loan Trust
      7.310% 11/20/28                                              1,246,552       1,244,485
      7.520% 08/20/28                                                665,720         664,078
     Salomon Brothers Mortgage Securities VII
      7.150% 06/25/28                                                650,413         641,367
                                                                               -------------

                                               Total Asset-Backed Securities
                                                        (cost of $4,639,846)       4,587,921

SHORT-TERM OBLIGATION - 1.6%

     Repurchase agreement with State Street Bank & Trust Co.,
     dated 02/28/06, due 03/01/06 at 4.440%, collateralized
     by a U.S. Treasury Note maturing 08/15/10, market value
     of $4,492,463 (repurchase proceeds $4,400,543)                4,400,000       4,400,000
                                                                               -------------

                                                 Total Short-Term Obligation
                                                        (cost of $4,400,000)       4,400,000

                                                  TOTAL INVESTMENTS - 100.2%
                                                  (COST OF $258,491,246) (d)     275,567,576

                                    OTHER ASSETS & LIABILITIES, NET - (0.2)%        (580,533)

                                                         NET ASSETS - 100.0%     274,987,043

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities, which are not illiquid, amounted to $1,353,347, which represents 0.5% of net assets.

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2006.

(d) Cost for federal income tax purposes is $258,776,606.

    At February 28, 2006, the asset allocation of the Fund is as follows:

                                                                         % OF
       ASSET ALLOCATION                                               NET ASSETS
       -------------------------------------------------------------------------
       Common Stocks                                                        61.9%
       Corporate Fixed-Income Bonds & Notes                                 11.9
       Collateralized Mortgage Obligations                                   8.9
       Government & Agency Obligations                                       6.8
       Mortgage-Backed Securities                                            5.6
       Commercial Mortgage-Backed Securities                                 1.8
       Asset-Backed Securities                                               1.7
       Short-Term Obligation                                                 1.6
       Other Assets & Liabilities, Net                                      (0.2)
                                                                           -----
                                                                           100.0%
                                                                           =====

            ACRONYM                      NAME
            -------                      ----
              ADR             American Depositary Receipt

                                 See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

FEBRUARY 28, 2006 (UNAUDITED)   COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.8%

EDUCATION - 5.6%

  EDUCATION - 5.6%
     OR Facilities Authority Linfield College Project,
      Series 2005 A,
      5.000% 10/01/20                                              1,825,000       1,925,941
     OR Health Sciences University
      Series 1996 A,
      Insured: MBIA:
      (a) 07/01/09                                                 1,530,000       1,359,818
      (a) 07/01/12                                                 1,315,000       1,035,089
      (a) 07/01/14                                                 2,550,000       1,831,384
      (a) 07/01/15                                                 4,325,000       2,966,215
      (a) 07/01/21                                                12,515,000       6,457,365
     OR Health, Housing, Educational & Cultural Facilities
      Authority Linfield College Project,
      Series 1998 A:
      4.650% 10/01/09                                                555,000         567,499
      5.500% 10/01/18                                              1,000,000       1,033,640
      Reed College Project,
      Series 1995 A:
      5.300% 07/01/11                                                500,000         512,555
      Insured: MBIA
      5.100% 07/01/10                                                900,000         940,608
     OR Multnomah County Educational Facilities Authority
      University of Portland Project:
      Refunding,
      Series 1997,
      Insured: AMBAC
      5.000% 04/01/11                                              1,150,000       1,190,054
      Series 2000:
      5.700% 04/01/15                                              1,000,000       1,058,310
      6.000% 04/01/20                                              1,000,000       1,067,370
      6.000% 04/01/25                                                500,000         532,715
                                                                               -------------
                                                             Education Total      22,478,563
                                                                               -------------
                                                             EDUCATION TOTAL      22,478,563

HEALTH CARE - 8.9%

  CONTINUING CARE RETIREMENT - 0.3%
     OR Albany Hospital Facility Authority
      Mennonite Home Albany,
      Series 2004 PJ-A:
      4.750% 10/01/11                                                660,000         682,856
      5.000% 10/01/12                                                680,000         712,449
                                                                               -------------
                                            Continuing Care Retirement Total       1,395,305

  HOSPITALS - 8.4%
     OR Benton County Hospital Facilities Authority
      Samaritan Health Services Project,
      Refunding,
      Series 1998:
      4.400% 10/01/07                                                220,000         222,268
      4.800% 10/01/11                                                245,000         251,921
      5.200% 10/01/17                                              2,255,000       2,323,259
     OR Clackamas County Hospital Facility Authority
      Legacy Health System:
      Refunding,
      Series 2001:
      4.600% 05/01/10                                                885,000         913,886
      5.250% 05/01/21                                              4,890,000       5,165,747
      5.750% 05/01/12                                              2,000,000       2,185,480
      5.750% 05/01/16                                              1,500,000       1,622,550
      Series 1999:
      5.000% 02/15/16                                              1,010,000       1,046,148
      5.500% 02/15/13                                              5,450,000       5,776,673
      5.500% 02/15/14                                              2,385,000       2,527,957
      Legacy Health System, IBC,
      Series 1999,
      Insured: MBIA
      5.500% 02/15/13                                                495,000         527,324
     OR Medford Hospital Facilities Authority
      Asante Health System,
      Series 1998 A,
      Insured: MBIA:
      5.250% 08/15/10                                                485,000         507,441
      5.250% 08/15/11                                                260,000         271,591
     OR Multnomah County Hospital Facilities Authority
      Revenue Providence Health System,
      Series 2004,
      5.250% 10/01/16                                              2,970,000       3,217,817
     OR Salem Hospital Facility Authority
      Series 1998:
      5.000% 08/15/18                                              2,000,000       2,056,280
      5.250% 08/15/14                                              4,860,000       5,038,265
     OR Umatilla County Hospital Facility Authority
      Catholic Health Initiatives,
      Series 2000 A,
      5.750% 12/01/20                                                285,000         307,318
                                                                               -------------
                                                             Hospitals Total      33,961,925

See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

HEALTH CARE - (CONTINUED)

  NURSING HOMES - 0.2%
     OR Clackamas County Hospital Facility Authority
      Odd Fellows Home,
      Refunding,
      Series 1998 A,
      5.875% 09/15/21                                                705,000         665,132
                                                                               -------------
                                                         Nursing Homes Total         665,132
                                                                               -------------
                                                           HEALTH CARE TOTAL      36,022,362

HOUSING - 4.3%

  ASSISTED LIVING/SENIOR - 0.5%
     OR Clackamas County Hospital Facility Authority
      Robison Jewish Home Project,
      Series 2005:
      5.000% 10/01/19                                              1,000,000       1,006,020
      5.125% 10/01/24                                              1,000,000         997,910
                                                                               -------------
                                                Assisted Living/Senior Total       2,003,930

  MULTI-FAMILY - 1.2%
     OR Clackamas County Housing Authority
      Multi-Family Housing,
      Easton Ridge,
      Series 1996 A,
      5.800% 12/01/16                                              2,255,000       2,270,199
     OR Washington County Housing Authority
      Affordable Housing Pool,
      Series 2002 A:
      5.750% 07/01/23                                              1,000,000       1,024,580
      6.000% 07/01/23                                              1,000,000       1,030,000
     PR Commonwealth of Puerto Rico Housing Finance Corp.
      Multi-Family Mortgage,
      Portfolio A-1,
      Series 1990,
      Insured FHA
      7.500% 04/01/22                                                305,000         308,443
                                                                               -------------
                                                          Multi-Family Total       4,633,222

  SINGLE-FAMILY - 2.6%
     OR Housing & Community Services
      Department Mortgage Single Family Program:
      Series 1991 D,
      6.700% 07/01/13                                                335,000         335,566
      Series 1998 A,
      4.850% 07/01/10                                                130,000         134,212
      Series 1999 E,
      5.375% 07/01/21                                              2,875,000       2,986,378
      Series 1999 M, AMT,
      5.800% 07/01/12                                                170,000         176,321
      Series 2000 E,
      Insured: FHA:
      5.700% 07/01/12                                                525,000         527,084
      5.800% 07/01/14                                                470,000         472,007
      6.000% 07/01/20                                              1,305,000       1,312,021
      Series 2001 J,
      5.150% 07/01/24                                              1,760,000       1,805,003
      Series 2001 Q:
      4.700% 07/01/15                                                570,000         586,450
      4.900% 07/01/17                                                555,000         572,904
      Series 2006 A,
      4.300% 07/01/20                                              1,475,000       1,481,697
     OR Housing Finance Revenue
      Series 1977,
      Insured: FHA
      5.800% 07/01/09                                                150,000         150,888
                                                                               -------------
                                                         Single-Family Total      10,540,531
                                                                               -------------
                                                               HOUSING TOTAL      17,177,683

OTHER - 32.5%

  OTHER - 0.9%
     OR Health, Housing, Educational & Cultural
      Facilities Authority,
      Goodwill Industries Lane County,
      Series 1998 A,
      6.650% 11/15/22 (b)                                          3,635,000       3,639,944
                                                                               -------------
                                                                 Other Total       3,639,944

  POOL/BOND BANK - 0.3%
     OR Economic Community Development Department
      Series 2000 A,
      Insured: MBIA
      5.375% 01/01/11                                              1,105,000       1,162,935
                                                                               -------------
                                                        Pool/Bond Bank Total       1,162,935

                                 See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (c) - 31.3%
     OR Board of Higher Education Lottery Education Project,
      Series 1999 A:
      Pre-refunded 04/01/09,
      Insured: FSA
      5.250% 04/01/13                                              1,600,000       1,697,152
      Pre-refunded 04/01/11,
      Insured: FSA
      5.000% 04/01/14                                              2,705,000       2,883,557
      Series 2001 A,
      Pre-refunded 08/01/11:
      5.250% 08/01/14                                              1,225,000       1,318,578
      5.250% 08/01/16                                              4,550,000       4,897,574
     OR Clackamas County Hospital Facility Authority
      Kaiser Permanente,
      Series 1998 A,
      Escrowed to Maturity,
      5.375% 04/01/14                                              7,135,000       7,574,659
      Robison Jewish Home Project,
      Series 1996,
      Pre-refunded 10/01/06,
      6.250% 10/01/21                                              1,650,000       1,676,631
      Willamette View, Inc. Project,
      Series 1999 A,
      Pre-refunded 11/01/09,
      6.850% 11/01/15                                              1,480,000       1,640,728
     OR Clackamas County
      School District No. 086,
      Series 2000,
      Pre-refunded 06/15/10,
      6.000% 06/15/16                                              2,350,000       2,579,618
      School District No. 108,
      Series 2001,
      Pre-refunded 06/15/11,
      Insured: FSA
      5.375% 06/15/15                                              1,055,000       1,145,688
      School District No. 12,
      North Clackamas,
      Series 1998,
      Pre-refunded 06/01/09,
      Insured: FGIC:
      5.250% 06/01/11                                              1,000,000       1,054,120
      5.250% 06/01/15                                              2,750,000       2,898,830
      School District No. 62C,
      Series 2000,
      Pre-refunded 06/15/10,
      5.375% 06/15/17                                              1,250,000       1,341,238
      School District No. 7J,
      Lake Oswega,
      Series 2001,
      Pre-refunded 06/01/11:
      5.375% 06/01/15                                              2,450,000       2,659,303
      5.375% 06/01/16                                              1,295,000       1,405,632
      5.375% 06/01/17                                              2,535,000       2,751,565
     OR Coos County
      School District No. 13,
      North Bend,
      Series 2002,
      Pre-refunded 06/15/12,
      Insured: FSA
      5.500% 06/15/15                                              1,765,000       1,949,425
     OR Department of Administrative Services
      Certificates of Participation,
      Series 1997 A,
      Pre-refunded 06/01/07,
      Insured: AMBAC
      5.300% 05/01/08                                                750,000         773,685
     OR Department of Transportation
      Highway User Tax,
      Series 2002 A,
      Pre-refunded 11/15/12,
      5.500% 11/15/16                                              2,500,000       2,773,825
     OR Deschutes County Hospital
      Facilities Authority
      Cascade Health Services, Inc.,
      Series 2002,
      Pre-refunded 01/01/12:
      5.500% 01/01/22                                              2,000,000       2,186,360
      5.600% 01/01/27                                              5,550,000       6,096,064
      5.600% 01/01/32                                              2,000,000       2,196,780
     OR Deschutes County
      Certificates of Participation,
      Series 1998 A,
      Pre-refunded 06/01/09,
      5.050% 06/01/17                                                420,000         439,505
      School District No. 1,
      Series 2001 A,
      Pre-refunded 06/15/11,
      Insured: FSA
      5.500% 06/15/18                                              1,000,000       1,091,940
     OR Jackson County
      School District No. 4,
      Phoenix-Talent,
      Series 2001,
      Pre-refunded 06/15/11,
      Insured: FSA
      5.500% 06/15/16                                              1,000,000       1,091,940
      School District No. 9,
      Eagle Point,
      Series 2000,
      Pre-refunded 06/15/11,
      5.625% 06/15/15                                              1,920,000       2,108,006

See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (c) - (CONTINUED)
     OR Josephine County
      School District No. 7, Grants Pass,
      Series 1995,
      Pre-refunded 06/01/07,
      Insured: FGIC
      5.700% 06/01/13                                              2,000,000       2,056,660
     OR Linn County Community
      School District No. 9, Lebanon,
      Series 2001,
      Pre-refunded 06/15/13,
      Insured: FGIC
      5.550% 06/15/21                                              2,000,000       2,236,240
      School District No. 9,
      Series 2001,
      Pre-refunded 06/15/13,
      Insured: FGIC
      5.250% 06/15/15                                                405,000         444,585
     OR Medford Hospital Facilities Authority
      Asante Health System,
      Series 1998 A,
      Pre-refunded 08/15/08,
      Insured: MBIA:
      5.250% 08/15/10                                              1,015,000       1,066,258
      5.250% 08/15/11                                                540,000         567,270
     OR Metro Washington Park Zoo
      Series 1996 A,
      Pre-refunded 01/15/07,
      5.300% 01/15/11                                              1,000,000       1,016,720
     OR Multnomah County Certificates of Participation,
      Series 1998,
      Pre-refunded 08/01/08,
      4.550% 08/01/10                                                235,000         243,028
      School District No. 40,
      Series 2001,
      Pre-refunded 12/01/10,
      Insured: FSA
      5.000% 12/01/14                                              1,790,000       1,902,860
      School District No. 7, Reynolds,
      Series 2000,
      Pre-refunded 06/15/11:
      5.625% 06/15/14                                              2,670,000       2,931,446
      5.625% 06/15/17                                              1,000,000       1,097,920
     OR Multnomah-Clackamas Counties
      Centennial
      School District No. 28-302,
      Series 2001,
      Pre-refunded 06/15/11,
      Insured: FGIC:
      5.375% 06/15/16                                              2,055,000       2,231,648
      5.375% 06/15/17                                              2,280,000       2,475,989
      5.375% 06/15/18                                              2,490,000       2,704,040
     OR North Clackamas Parks & Recreation
      District Facilities
      Series 1993,
      Escrowed to Maturity,
      5.700% 04/01/13                                              2,920,000       3,135,496
     OR Northern Oregon Corrections
      Series 1997,
      Pre-refunded 09/15/07,
      Insured: AMBAC:
      5.250% 09/15/12                                              1,000,000       1,027,820
      5.300% 09/15/13                                              1,000,000       1,028,570
     OR Portland Arena Gas Tax
      Series 1996,
      Pre-refunded 06/01/06,
      Insured: FSA:
      (a) 06/01/16                                                 1,100,000         592,284
      (a) 06/01/17                                                 2,320,000       1,168,955
     OR Portland Community College District
      Series 2001 A,
      Pre-refunded 06/01/11:
      5.375% 06/01/14                                              1,925,000       2,089,453
      5.375% 06/01/16                                              2,705,000       2,936,088
      5.375% 06/01/17                                              2,540,000       2,756,992
     OR Powell Valley Water District
      Series 2000,
      Pre-refunded 08/01/09,
      6.000% 02/01/15                                                620,000         668,168
     OR Salem Water & Sewer
      Series 2000,
      Pre-refunded 06/01/10,
      Insured: FSA
      5.300% 06/01/15                                              1,500,000       1,604,220
     OR Umatilla County Hospital
      Facility Authority
      Catholic Health Initiatives,
      Series 2000 A,
      Escrowed to Maturity:
      5.750% 12/01/20                                                245,000         268,344
      6.000% 12/01/30                                              4,825,000       5,319,128
     OR Washington & Clackamas Counties
      School District No. 23J, Tigard,
      Series 2002,
      Pre-refunded 06/15/12,
      Insured: MBIA
      5.375% 06/15/17                                              1,500,000       1,646,265

                                 See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

OTHER - (CONTINUED)

  REFUNDED/ESCROWED (c) - (CONTINUED)
     OR Washington County
      School District No. 15,
      Forest Grove,
      Series 2001,
      Pre-refunded 06/15/11,
      Insured: FSA:
      5.375% 06/15/13                                              2,070,000       2,247,937
      5.375% 06/15/15                                              2,515,000       2,731,189
      School District No. 48J, Beaverton:
      Series 1998,
      Pre-refunded 08/01/08,
      5.250% 08/01/10                                              1,150,000       1,197,921
      Series 1999,
      Pre-refunded 06/01/09,
      Insured: FGIC
      5.100% 06/01/12                                                500,000         524,770
      Series 2001,
      Pre-refunded 01/01/11:
      5.125% 01/01/14                                              2,000,000       2,137,980
      5.125% 01/01/17                                              1,820,000       1,945,562
      5.125% 01/01/18                                              2,260,000       2,415,917
      Series 2001,
      Pre-refunded 06/01/11,
      5.500% 06/01/16                                              2,785,000       3,039,493
     OR Washington, Multnomah & Yamhill Counties
      School District No. 1J:
      Series 1999,
      Pre-refunded 06/01/09,
      5.250% 06/01/14                                                500,000         527,060
      Series 2001,
      Pre-refunded 06/01/11,
      Insured: MBIA
      5.000% 06/01/13                                              1,500,000       1,601,415
     OR Yamhill County
      School District No. 029J,
      Series 2002,
      Pre-refunded 06/15/12,
      Insured: MBIA
      5.250% 06/15/16                                              2,535,000       2,764,494
     VI Virgin Islands Public Finance Authority
      Series 1989 A,
      Escrowed to Maturity,
      7.300% 10/01/18                                              1,185,000       1,489,995
                                                                               -------------
                                                     Refunded/Escrowed Total     126,072,583
                                                                               -------------
                                                                 OTHER TOTAL     130,875,462

OTHER REVENUE - 2.2%

  RECREATION - 2.2%
     OR Board of Higher Education
      Lottery Education Project:
      Series 1999 B,
      Insured: FSA
      5.250% 04/01/15                                              1,315,000       1,391,270
      Series 2003 A,
      Insured: FSA:
      5.000% 04/01/14                                              1,830,000       1,977,333
      5.000% 04/01/14                                              1,000,000       1,085,060
      5.250% 04/01/11                                              4,000,000       4,232,000
                                                                               -------------
                                                            Recreation Total       8,685,663
                                                                               -------------
                                                         OTHER REVENUE TOTAL       8,685,663

TAX-BACKED - 34.4%

  LOCAL APPROPRIATED - 0.5%
     OR Deschutes & Jefferson County
      School District No. 02J,
      Series 2004 B,
      Insured: FGIC
      (a) 06/15/22                                                 2,335,000       1,156,152
     OR Multnomah County Certificates of Participation,
      Series 1998,
      4.550% 08/01/10                                                765,000         788,378
                                                                               -------------
                                                    Local Appropriated Total       1,944,530

  LOCAL GENERAL OBLIGATIONS - 19.4%
     OR Aurora
      Series 1999,
      5.600% 06/01/24                                              1,205,000       1,266,033
     OR Bend Municipal Airport Project
      Series 1999 B, AMT,
      5.375% 06/01/13                                                150,000         156,643
     OR Benton & Linn Counties
      School District No. 509J, Corvallis,
      Series 2003,
      Insured: FSA
      5.000% 06/01/17                                              2,665,000       2,846,860
     OR Canyonville South Umpqua
      Rural Fire District
      Series 2001,
      5.400% 07/01/31                                                610,000         614,044
     OR Clackamas & Washington Counties
      School District No. 003JT,
      Series 2003,
      Insured: FGIC
      (a) 06/15/17                                                 4,000,000       2,488,120

See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  LOCAL GENERAL OBLIGATIONS - (CONTINUED)
     OR Clackamas Community College
      Series 2001,
      Insured: FGIC
      5.250% 06/15/15                                              1,500,000       1,612,095
     OR Clackamas County
      School District No. 007J,
      Lake Oswego,
      Refunding,
      Series 2005,
      Insured: FSA
      5.250% 06/01/21                                              2,000,000       2,275,960
      School District No. 108, Estacada,
      Series 2005,
      Insured: FSA
      5.500% 06/15/25                                              2,485,000       2,930,958
     OR Columbia County
      School District No. 502, Deferred Interest,
      Series 1999,
      Insured: FGIC:
      (a) 06/01/13                                                 1,685,000       1,272,411
      (a) 06/01/14                                                 1,025,000         738,635
     OR Coos Bay
      Series 2000,
      4.900% 09/01/07                                              1,030,000       1,040,640
     OR Crook County
      School District,
      Series 2002,
      Insured: FSA
      5.000% 02/01/14                                              2,860,000       3,055,653
     OR Jackson County
      School District No. 009,
      Series 2005,
      Insured: MBIA:
      5.500% 06/15/20                                              1,000,000       1,162,060
      5.500% 06/15/21                                              1,410,000       1,644,864
      School District No. 6, Central Point,
      Series 2000,
      6.000% 06/15/09                                              1,090,000       1,173,821
     OR Jefferson County
      School District No. 509J, Madras School District,
      Series 2002,
      Insured: FGIC
      5.250% 06/15/18                                              1,075,000       1,158,388
     OR Josephine County
      Unit School District, Three Rivers,
      Series 2005,
      Insured: FGIC:
      5.000% 12/15/15                                              1,000,000       1,092,380
      5.000% 12/15/16                                              1,000,000       1,091,510
     OR Lane County
      School District No. 19, Springfield,
      Refunding,
      Series 1997,
      Insured: FGIC:
      6.000% 10/15/12                                              1,740,000       1,972,551
      6.000% 10/15/14                                              1,310,000       1,516,967
      School District No. 4J, Eugene,
      Refunding,
      Series 2002:
      5.000% 07/01/12                                              1,000,000       1,075,760
      5.250% 07/01/13                                              1,000,000       1,097,460
     OR Lincoln County
      School District,
      Series 1995,
      Insured: FGIC
      5.600% 06/15/10                                              3,480,000       3,703,520
     OR Linn Benton Community College
      Series 2001,
      Insured: FGIC
      (a) 06/15/13                                                 1,000,000         752,230
      Series 2002,
      Insured: FGIC
      (a) 06/15/14                                                 1,000,000         720,800
     OR Linn County Community School District
      No. 9, Lebanon,
      Series 2001,
      Insured: FGIC
      5.250% 06/15/15                                                305,000         333,078
     OR Madras Aquatic Center District
      Series 2005,
      5.000% 06/01/22                                              1,695,000       1,763,614
     OR Metro
      Series 2002,
      5.250% 09/01/14                                              3,130,000       3,399,587
     OR Multnomah-Clackamas Counties
      School District No. 10JT,
      Series 2003 A,
      Insured: FSA
      5.250% 06/15/12                                              1,000,000       1,089,350
     OR Portland Limited Tax
      Series 2001 B:
      (a) 06/01/12                                                 1,750,000       1,382,097
      (a) 06/01/13                                                 1,500,000       1,132,710
      (a) 06/01/16                                                 3,500,000       2,296,070
      (a) 06/01/18                                                 4,000,000       2,387,600
      (a) 06/01/19                                                 4,000,000       2,272,600
      (a) 06/01/20                                                 4,000,000       2,171,680

                                 See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  LOCAL GENERAL OBLIGATIONS - (CONTINUED)
     OR Rogue Community College District,
      Refunding,
      Series 2005,
      Insured: MBIA:
      5.000% 06/15/15                                              1,015,000       1,108,096
      5.000% 06/15/16                                              1,050,000       1,142,358
      5.000% 06/15/17                                              1,255,000       1,361,211
     OR Salem-Keizer
      School District No. 24J,
      Series 2004,
      Insured: FSA
      5.000% 06/15/18                                              2,000,000       2,145,760
     OR Tualatin Hills Park & Recreation District
      Series 1998,
      Insured: FGIC
      5.750% 03/01/14                                                990,000       1,124,630
     OR Washington & Clackamas Counties
      Deferred Interest,
      Series 1999 A,
      (a) 06/01/10                                                 1,520,000       1,283,914
      School District No. 23J, Tigard:
      Series 2000,
      (a) 06/15/18                                                 2,700,000       1,604,934
      Series 2005,
      Insured: MBIA
      5.000% 06/15/21                                              6,575,000       7,257,945
     OR Washington County Criminal Justice Facilities,
      Refunding,
      Series 1998,
      5.000% 12/01/10                                              1,400,000       1,434,230
     OR Washington, Multnomah & Yamhill Counties
      School District No. 1J,
      Series 1998,
      5.000% 11/01/13                                              1,100,000       1,191,674
     OR Yamhill County
      School District No. 029J,
      Series 2005,
      Insured: FGIC
      5.500% 06/15/21                                              1,000,000       1,166,570
      School District No. 40,
      Series 1997,
      Insured: FGIC
      6.000% 06/01/09                                                500,000         538,035
                                                                               -------------
                                             Local General Obligations Total      78,048,106

  SPECIAL PROPERTY TAX - 6.9%
     OR Hood River Urban Renewal Agency
      Series 1996,
      6.250% 12/15/11                                                985,000       1,014,343
     OR Lebanon Urban Renewal Agency
      Series 1999,
      5.625% 06/01/19                                              1,000,000       1,050,160
      Series 2000:
      5.750% 06/01/15                                              1,120,000       1,163,814
      6.000% 06/01/20                                              1,580,000       1,661,797
     OR Medford Urban Renewal
      Series 1996,
      5.875% 09/01/10                                                500,000         505,095
     OR Portland Airport Way Urban Renewal & Redevelopment
      Convention Center,
      Series 2000 A,
      Insured: AMBAC:
      5.750% 06/15/17                                              1,500,000       1,638,930
      5.750% 06/15/18                                              2,050,000       2,239,871
     OR Portland Limited Tax
      Series 2003 A,
      3.400% 06/01/13                                                975,000         960,911
     OR Portland River District Urban Renewal & Redevelopment
      Series 2003 A,
      Insured: AMBAC:
      5.000% 06/15/17                                              1,500,000       1,602,840
      5.000% 06/15/18                                              3,070,000       3,274,462
      5.000% 06/15/20                                              2,000,000       2,133,200
     OR Portland Urban Renewal & Redevelopment
      South Park Blocks,
      Series 2000 A,
      Insured: AMBAC:
      5.750% 06/15/17                                              2,065,000       2,256,260
      5.750% 06/15/19                                              2,580,000       2,818,960
     OR Redmond Urban Renewal Agency
      Downtown Area B,
      Series 1999:
      5.650% 06/01/13                                                720,000         743,580
      5.850% 06/01/19                                                785,000         811,572
      South Airport Industrial Area A,
      Series 1999,
      5.700% 06/01/19                                                650,000         663,416
     OR Seaside Urban Renewal Agency Greater Seaside
      Urban Renewal,
      Series 2001,
      5.250% 06/01/15                                              1,000,000       1,034,720
     OR Veneta Urban Renewal Agency
      Series 2001:
      5.375% 02/15/16                                                700,000         738,171
      5.625% 02/15/21                                              1,100,000       1,156,078

See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

TAX-BACKED - (CONTINUED)

  SPECIAL PROPERTY TAX - (CONTINUED)
     OR Wilsonville Limited Tax
      Improvement
      Series 1998,
      5.000% 12/01/10                                                250,000         250,988
                                                                               -------------
                                                  Special Property Tax Total      27,719,168

  STATE APPROPRIATED - 3.8%
     OR Department of Administrative Services
      Certificates of Participation,
      Refunding,
      Series 1999 A,
      Insured: AMBAC:
      4.500% 05/01/12                                              1,020,000       1,050,060
      5.000% 05/01/13                                              4,240,000       4,455,138
      5.000% 05/01/14                                              1,000,000       1,050,740
      Series 2002 B,
      Insured: MBIA
      5.250% 05/01/10                                                840,000         893,575
      Series 2002 C,
      Insured: MBIA:
      5.250% 11/01/15                                              1,000,000       1,079,660
      5.250% 11/01/17                                              5,000,000       5,369,800
      Series 2002 E,
      Insured: FSA
      5.000% 11/01/13                                              1,470,000       1,570,386
                                                                               -------------
                                                    State Appropriated Total      15,469,359

  STATE GENERAL OBLIGATIONS - 3.8%
     OR Board of Higher Education
      Deffered Interest,
      Series 2001 A,
      (a) 08/01/17                                                 1,050,000         651,892
      Series 1996 A,
      (a) 08/01/14                                                   490,000         351,095
      Series 2001 A:
      5.250% 08/01/14                                                255,000         274,403
      5.250% 08/01/16                                                780,000         838,157
      Series 2004 A,
      5.000% 08/01/12                                              2,075,000       2,228,550
      Series 2004 D,
      5.000% 08/01/24                                              3,620,000       3,850,015
     OR Elderly & Disabled Housing
      Series 2001 B,
      4.950% 08/01/20                                                985,000       1,015,052
     OR State
      Series 1980,
      9.200% 10/01/08                                                385,000         438,384
      Series 2002 A,
      5.250% 10/15/15                                              1,735,000       1,891,341
     OR Veterans Welfare                                             580,000         637,600
      Series 1980,
      8.000% 07/01/08
      Series 1995,
      5.850% 10/01/15                                                300,000         306,372
      Series 2000 80A,
      5.700% 10/01/32                                              1,740,000       1,742,279
     PR Commonwealth of Puerto Rico Aqueduct &
      Sewer Authority
      Series 2004 A,
      5.000% 07/01/30                                              1,000,000       1,050,330
                                                                               -------------
                                             State General Obligations Total      15,275,470
                                                                               -------------
                                                            TAX-BACKED TOTAL     138,456,633

TRANSPORTATION - 2.6%

  AIRPORTS - 0.5%
     OR Eugene Airport
      Refunding,
      Series 2000, AMT:
      5.650% 05/01/07                                                555,000         566,250
      5.700% 05/01/08                                                515,000         533,066
     OR Port of Portland International Airport
      Refunding,
      Series 1998 12B,
      Insured: FGIC
      5.250% 07/01/12                                              1,000,000       1,048,190
                                                                               -------------
                                                              Airports Total       2,147,506

  PORTS - 0.7%
     OR Port Morrow
      Series 2000,
      6.700% 06/01/20                                              2,000,000       2,002,180
     OR Port of St. Helens
      Series 1999:
      5.600% 08/01/14                                                315,000         322,034
      5.750% 08/01/19                                                425,000         435,974
                                                                               -------------
                                                                 Ports Total       2,760,188

  TRANSPORTATION - 1.4%
     OR Tri-County Metropolitan Transportation District
      Series 1999 1,
      5.400% 06/01/19                                              4,200,000       4,380,810
      Series 2003 A,
      5.000% 09/01/15                                              1,000,000       1,073,990
                                                                               -------------
                                                        Transportation Total       5,454,800
                                                                               -------------
                                                        TRANSPORTATION TOTAL      10,362,494

                                 See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)

UTILITIES - 7.3%

  INVESTOR OWNED - 2.2%
     OR Port of St. Helens Pollution Control
      Portland General Electric Co.:
      Series 1985 A,
      4.800% 04/01/10                                              5,195,000       5,252,457
      Series 1985 B,
      4.800% 06/01/10                                              3,500,000       3,540,040
                                                                               -------------
                                                        Investor Owned Total       8,792,497

  MUNICIPAL ELECTRIC - 3.2%
     OR Emerald Peoples
      Utility District
      Series 1996,
      Insured: FGIC:
      7.350% 11/01/10                                              2,160,000       2,502,792
      7.350% 11/01/11                                              2,000,000       2,370,780
      7.350% 11/01/12                                              2,490,000       3,007,621
      7.350% 11/01/13                                              2,675,000       3,299,051
      Series 2003 A,
      Insured: FSA
      5.250% 11/01/20                                                605,000         658,694
     OR Eugene Electric Utilities System
      Refunding,
      Series 2001 B,
      Insured: FSA
      5.250% 08/01/13                                              1,040,000       1,119,133
                                                                               -------------
                                                    Total Municipal Electric      12,958,071

  WATER & SEWER - 1.9%
     OR Myrtle Point Water
      Series 2000,
      6.000% 12/01/20                                                510,000         541,421
     OR Portland Sewer System
      Refunding,
      Series 1997 A,
      Insured: FGIC
      5.000% 06/01/12                                              2,835,000       2,885,463
     OR Sheridan Water
      Refunding,
      Series 1998,
      5.350% 04/01/18                                                300,000         308,532
      Series 2000:
      6.200% 05/01/15                                                625,000         666,237
      6.450% 05/01/20                                                520,000         556,546
     OR Washington County Housing Authority
      Clean Water Services Sewer,
      Series 2004 Lien,
      Insured: MBIA
      5.000% 10/01/13                                              2,310,000       2,501,545
                                                                               -------------
                                                         Water & Sewer Total       7,459,744
                                                                               -------------
                                                             UTILITIES TOTAL      29,210,312

                                                       Total Municipal Bonds
                                                      (cost of $375,648,200)     393,269,172

                                                                      SHARES
INVESTMENT COMPANY - 0.0%

     Dreyfus Tax-Exempt Cash Management Fund                           1,230           1,230
                                                                               -------------

                                                    Total Investment Company
                                                            (cost of $1,230)           1,230

                                                                     PAR ($)
SHORT-TERM OBLIGATIONS - 1.2%

VARIABLE RATE DEMAND NOTES (d) - 1.2%

     FL Pinellas County Health Facility Authority
      Pooled Hospital Loan Program,
      Series 1985,
      LOC: Wachovia Bank N.A.
      2.770% 12/01/15                                                500,000         500,000
     IA Woodbury County Educational Facility
      Siouxland Medical Educational Foundation, Inc.,
      Series 1996,
      LOC: U.S. Bank N.A.
      3.090% 11/01/16                                                100,000         100,000
     MI Eastern Michigan University
      Refunding,
      Series 2001,
      Insured: FGIC
      2.770% 06/01/27                                                200,000         200,000
     MI Health & Educational Facilities Authority
      Bethesda Health Group, Inc.,
      Series 2001 A,
      2.820% 08/01/31                                                100,000         100,000
     MN Higher Education Facilities Authority
      St. Olaf College,
      Series 2002 5-M1,
      LOC: Harris Trust & Savings Bank
      2.770% 10/01/32                                                200,000         200,000

See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - (CONTINUED)

VARIABLE RATE DEMAND NOTES (d) - (CONTINUED)

     MS Jackson County Pollution Control
      Chevron Corp.:
      Series 1992,
      2.800% 12/01/16                                                100,000         100,000
      Series 1993,
      2.800% 06/01/23                                                400,000         400,000
     SD Lawrence County Pollution Control
      Homestake Mining Company,
      Refunding,
      Series 1997 B,
      LOC: JPMorgan Chase Bank N.A.:
      2.700% 07/01/32                                                100,000         100,000
      2.800% 07/01/32                                              1,000,000       1,000,000
     TX Bell County Health Facilities Development Corp.
      Series 2000 B-1,
      SPA: Morgan Guaranty Trust
      2.780% 08/15/29                                              1,000,000       1,000,000
     WI Health & Educational Facilities Authority
      ProHealth Care, Inc.,
      Series 2001 B,
      2.770% 08/15/30                                                900,000         900,000
     WY Uinta County Pollution Control
      Chevron Corp.,
      Series 1993,
      2.800% 08/15/20                                                300,000         300,000
                                                                               -------------
                                            VARIABLE RATE DEMAND NOTES TOTAL       4,900,000

                                                Total Short-Term Obligations
                                                        (cost of $4,900,000)       4,900,000

                                                   TOTAL INVESTMENTS - 99.0%
                                                  (COST OF $380,549,430) (e)     398,170,402

                                      OTHER ASSETS & LIABILITIES, NET - 1.0%       3,874,236

                                                         NET ASSETS - 100.0%     402,044,638

NOTES TO INVESTMENT PORTFOLIO:

(a) Zero coupon bond.

(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2006, the value of this security, which is not illiquid, represents 0.9% of net assets.

                                                            ACQUISITION    ACQUISITION
      SECURITY                                                  DATE          COST
      --------                                              -----------    -----------
      OR Health, Housing, Educational & Cultural
       Facilities Authority, Goodwill Industries Lane
       County, Series 1998 A, 6.650% 11/15/22                06/17/98      $ 3,635,000

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of February 28, 2006.

(e) Cost for federal income tax purposes is $380,394,292.

     At February 28, 2006, the composition of the Fund by revenue source is as follows:

                                                                         % OF
            HOLDINGS BY REVENUE SOURCE                                NET ASSETS
            --------------------------------------------------------------------
            Tax-Backed                                                      34.4%
            Other                                                           32.5
            Health Care                                                      8.9
            Utilities                                                        7.3
            Education                                                        5.6
            Housing                                                          4.3
            Transportation                                                   2.6
            Other Revenue                                                    2.2
            Investment Company                                               0.0
            Short-Term Obligations                                           1.2
            Other Assets & Liabilities, Net                                  1.0
                                                                           -----
                                                                           100.0%
                                                                           =====

                ACRONYM                        NAME
                -------                        ----
                 AMBAC                 Ambac Assurance Corp.
                  AMT                 Alternative Minimum Tax
                  FGIC            Financial Guaranty Insurance Co.
                  FHA              Federal Housing Administration
                  FSA             Financial Security Assurance, Inc.
                  IBC                 Insured Bond Certificates
                  LOC                     Letter of Credit
                  MBIA                  MBIA Insurance Corp.
                  SPA               Stand by Purchase Agreement

                                 See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

FEBRUARY 28, 2006 (UNAUDITED)              COLUMBIA CONSERVATIVE HIGH YIELD FUND

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 95.9%

BASIC MATERIALS - 4.9%

  CHEMICALS - 2.6%

  CHEMICALS-DIVERSIFIED - 1.2%
     EquiStar Chemicals LP
      10.125% 09/01/08                                             7,270,000       7,815,250
      10.625% 05/01/11                                               880,000         950,400
     NOVA Chemicals Corp.
      6.500% 01/15/12                                              5,025,000       4,842,844
      7.561% 11/15/13 (a)(b)                                       2,260,000       2,302,375
                                                                               -------------
                                                                                  15,910,869

  CHEMICALS-SPECIALTY - 0.6%
     Nalco Co.
      7.750% 11/15/11                                              7,595,000       7,775,381
                                                                               -------------
                                                                                   7,775,381

  INDUSTRIAL-GASES - 0.8%
     Airgas, Inc.
      9.125% 10/01/11                                              9,423,000      10,023,716
                                                                               -------------
                                                                                  10,023,716
                                                                               -------------
                                                             Chemicals Total      33,709,966

  FOREST PRODUCTS & PAPER - 1.3%

  PAPER & RELATED PRODUCTS - 1.3%
     Boise Cascade LLC
      7.125% 10/15/14                                             16,910,000      16,191,325
                                                                               -------------
                                                                                  16,191,325
                                                                               -------------
                                               Forest Products & Paper Total      16,191,325

  IRON/STEEL - 1.0%

  STEEL-PRODUCERS - 1.0%
     Russel Metals, Inc.
      6.375% 03/01/14                                              8,885,000       8,740,619
     United States Steel Corp.
      9.750% 05/15/10                                              4,055,000       4,404,744
                                                                               -------------
                                                                                  13,145,363
                                                                               -------------
                                                            Iron/Steel Total      13,145,363
                                                                               -------------
                                                       BASIC MATERIALS TOTAL      63,046,654

COMMUNICATIONS - 12.8%

  MEDIA - 8.6%

  CABLE TV - 4.1%
     DirecTV Holdings
      6.375% 06/15/15                                              2,670,000       2,656,650
      8.375% 03/15/13                                              9,232,000       9,947,480
     EchoStar DBS Corp.
      5.750% 10/01/08                                             11,720,000      11,588,150
      6.625% 10/01/14                                              8,170,000       7,945,325
     Rogers Cable, Inc.
      6.250% 06/15/13                                              9,665,000       9,616,675
      7.875% 05/01/12                                             11,000,000      11,825,000
                                                                               -------------
                                                                                  53,579,280

  MULTIMEDIA - 2.0%
     Emmis Operating Co.
      6.875% 05/15/12                                              8,520,000       8,307,000
     Lamar Media Corp.
      7.250% 01/01/13                                             17,123,000      17,679,497
                                                                               -------------
                                                                                  25,986,497

  PUBLISHING-PERIODICALS - 1.9%
     Dex Media West LLC
      9.875% 08/15/13                                              7,350,000       8,149,313
     R.H. Donnelley Finance Corp.
      10.875% 12/15/12 (a)                                        12,235,000      13,764,375
      10.875% 12/15/12                                             2,150,000       2,418,750
                                                                               -------------
                                                                                  24,332,438

  TELEVISION - 0.6%
     LIN Television Corp.
      6.500% 05/15/13                                              8,025,000       7,704,000
                                                                               -------------
                                                                                   7,704,000
                                                                               -------------
                                                                 Media Total     111,602,215

  TELECOMMUNICATION SERVICES - 4.2%

  CELLULAR TELECOMMUNICATIONS - 2.4%
     Nextel Communications, Inc.
      7.375% 08/01/15                                             13,250,000      14,027,871
     Rogers Wireless, Inc.
      7.500% 03/15/15                                              7,765,000       8,444,437
      8.000% 12/15/12                                              7,475,000       8,016,938
                                                                               -------------
                                                                                  30,489,246

  TELEPHONE-INTEGRATED - 1.5%
     Citizens Communications Co.
      9.000% 08/15/31                                              6,705,000       7,157,588
     Qwest Corp.
      8.875% 03/15/12                                             10,995,000      12,341,887
                                                                               -------------
                                                                                  19,499,475

See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

COMMUNICATIONS - (CONTINUED)

  TELECOMMUNICATION SERVICES - (CONTINUED)

  WIRELESS EQUIPMENT - 0.3%
     American Towers, Inc.
      7.250% 12/01/11                                              3,565,000       3,734,337
                                                                               -------------
                                                                                   3,734,337
                                                                               -------------
                                            Telecommunication Services Total      53,723,058
                                                                               -------------
                                                        COMMUNICATIONS TOTAL     165,325,273

CONSUMER CYCLICAL - 21.1%

  APPAREL - 0.5%

  APPAREL MANUFACTURERS - 0.5%
     Phillips-Van Heusen Corp.
      7.250% 02/15/11                                              6,125,000       6,278,125
                                                                               -------------
                                                                                   6,278,125
                                                                               -------------
                                                               Apparel Total       6,278,125

  AUTO MANUFACTURERS - 0.4%

  AUTO-MEDIUM & HEAVY DUTY TRUCKS - 0.4%
     Navistar International Corp.
      7.500% 06/15/11                                              5,230,000       5,269,225
                                                                               -------------
                                                                                   5,269,225
                                                                               -------------
                                                    Auto Manufacturers Total       5,269,225

  AUTO PARTS & EQUIPMENT - 0.9%

  AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL - 0.9%
     Accuride Corp.
      8.500% 02/01/15                                              6,655,000       6,588,450
     TRW Automotive, Inc.
      9.375% 02/15/13                                              4,555,000       4,953,563
                                                                               -------------
                                                                                  11,542,013
                                                                               -------------
                                                Auto Parts & Equipment Total      11,542,013

  ENTERTAINMENT - 3.0%

  MUSIC - 0.9%
     Warner Music Group
      7.375% 04/15/14                                             10,855,000      10,909,275
                                                                               -------------
                                                                                  10,909,275

  RACETRACKS - 1.1%
     Speedway Motorsports, Inc.
      6.750% 06/01/13                                             14,183,000      14,431,202
                                                                               -------------
                                                                                  14,431,202

  THEATERS - 1.0%
     Cinemark USA, Inc.
      9.000% 02/01/13                                             12,760,000      13,461,800
                                                                               -------------
                                                                                  13,461,800
                                                                               -------------
                                                         Entertainment Total      38,802,277

  HOME BUILDERS - 2.2%

  BUILDING-RESIDENTIAL/COMMERCIAL - 2.2%
     Beazer Homes USA, Inc.
      6.875% 07/15/15                                              7,300,000       7,008,000
     K. Hovnanian Enterprises, Inc.
      6.000% 01/15/10                                              4,865,000       4,646,075
      6.375% 12/15/14                                              4,160,000       3,920,800
      6.500% 01/15/14                                              6,315,000       6,015,037
     KB Home
      5.875% 01/15/15                                              5,730,000       5,314,575
      8.625% 12/15/08                                              1,665,000       1,760,738
                                                                               -------------
                                                                                  28,665,225
                                                                               -------------
                                                         Home Builders Total      28,665,225

  HOME FURNISHINGS - 0.6%

  HOME FURNISHINGS - 0.6%
     Sealy Mattress Co.
      8.250% 06/15/14                                              7,780,000       8,130,100
                                                                               -------------
                                                                                   8,130,100
                                                                               -------------
                                                      Home Furnishings Total       8,130,100

  LEISURE TIME - 2.3%

  CRUISE LINES - 1.6%
     Royal Caribbean Cruises Ltd.
      6.875% 12/01/13                                              6,125,000       6,492,500
      8.750% 02/02/11                                             12,215,000      13,726,606
                                                                               -------------
                                                                                  20,219,106

  LEISURE & RECREATIONAL PRODUCTS - 0.7%
     Leslie's Poolmart
      7.750% 02/01/13                                              8,630,000       8,716,300
                                                                               -------------
                                                                                   8,716,300
                                                                               -------------
                                                          Leisure Time Total      28,935,406

  LODGING - 7.7%

  CASINO HOTELS - 6.5%
     Caesars Entertainment, Inc.
      7.875% 03/15/10                                              7,460,000       7,982,200
      9.375% 02/15/07                                                875,000         905,625

                                 See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER CYCLICAL - (CONTINUED)

  LODGING - (CONTINUED)

  CASINO HOTELS - (CONTINUED)
     CCM Merger, Inc.
      8.000% 08/01/13 (a)                                          7,575,000       7,593,937
     Chukchansi Economic Development Authority
      8.000% 11/15/13 (a)                                          4,425,000       4,557,750
     Kerzner International Ltd.
      6.750% 10/01/15 (a)                                          7,485,000       7,428,863
     MGM Mirage
      6.000% 10/01/09                                             21,580,000      21,418,150
      8.500% 09/15/10                                              3,565,000       3,850,200
     Station Casinos, Inc.
      6.875% 03/01/16                                             15,270,000      15,499,050
     Wynn Las Vegas LLC
      6.625% 12/01/14                                             13,830,000      13,657,125
                                                                               -------------
                                                                                  82,892,900

  HOTELS & MOTELS - 1.2%
     Hilton Hotels Corp.
      7.500% 12/15/17                                              3,260,000       3,596,111
     Starwood Hotels & Resorts Worldwide, Inc.
      7.875% 05/01/12                                             11,005,000      12,119,256
                                                                               -------------
                                                                                  15,715,367
                                                                               -------------
                                                               Lodging Total      98,608,267

  RETAIL - 3.5%

  RETAIL-AUTOMOBILES - 1.8%
     AutoNation, Inc.
      9.000% 08/01/08                                             14,030,000      15,012,100
     Group 1 Automotive, Inc.
      8.250% 08/15/13                                              8,045,000       8,045,000
                                                                               -------------
                                                                                  23,057,100

  RETAIL-CONVENIENCE STORE - 0.8%
     Couche-Tard
      7.500% 12/15/13                                             10,230,000      10,664,775
                                                                               -------------
                                                                                  10,664,775

  RETAIL-PROPANE DISTRIBUTORS - 0.3%
     AmeriGas Partners LP
      7.125% 05/20/16                                              3,240,000       3,272,400
                                                                               -------------
                                                                                   3,272,400

  RETAIL-RESTAURANTS - 0.6%
     Domino's, Inc.
      8.250% 07/01/11                                              7,680,000       7,977,600
                                                                               -------------
                                                                                   7,977,600
                                                                               -------------
                                                                Retail Total      44,971,875
                                                                               -------------
                                                     CONSUMER CYCLICAL TOTAL     271,202,513

CONSUMER NON-CYCLICAL - 17.2%

  BEVERAGES - 2.9%

  BEVERAGES-NON-ALCOHOLIC - 1.5%
     Cott Beverages, Inc.
      8.000% 12/15/11                                             19,030,000      19,648,475
                                                                               -------------
                                                                                  19,648,475

  BEVERAGES-WINE/SPIRITS - 1.4%
     Constellation Brands, Inc.
      8.000% 02/15/08                                              3,318,000       3,459,015
      8.125% 01/15/12                                             13,660,000      14,360,075
                                                                               -------------
                                                                                  17,819,090
                                                                               -------------
                                                             Beverages Total      37,467,565

  COMMERCIAL SERVICES - 5.3%

  COMMERCIAL SERVICES - 2.4%
     Iron Mountain, Inc.
      7.750% 01/15/15                                              7,450,000       7,580,375
      8.625% 04/01/13                                             14,355,000      14,893,312
     Mac-Gray Corp.
      7.625% 08/15/15 (a)                                          7,825,000       7,981,500
                                                                               -------------
                                                                                  30,455,187

  FUNERAL SERVICES & RELATED ITEMS - 0.6%
     Stewart Enterprises, Inc.
      7.750% 02/15/13 (a)                                          8,105,000       7,841,588
                                                                               -------------
                                                                                   7,841,588

  PRIVATE CORRECTIONS - 1.4%
     Corrections Corp. of America
      6.250% 03/15/13                                                595,000         592,025
      7.500% 05/01/11                                             16,505,000      17,082,675
                                                                               -------------
                                                                                  17,674,700

See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

CONSUMER NON-CYCLICAL - (CONTINUED)

  COMMERCIAL SERVICES - (CONTINUED)

  RENTAL AUTO/EQUIPMENT - 0.9%
     NationsRent, Inc.
      9.500% 10/15/10                                              4,035,000       4,418,325
     United Rentals, Inc.
      7.000% 02/15/14                                              7,100,000       6,851,500
      7.750% 11/15/13                                                845,000         847,113
                                                                               -------------
                                                                                  12,116,938
                                                                               -------------
                                                   Commercial Services Total      68,088,413

  FOOD - 0.6%

  FOOD-MISCELLANEOUS/DIVERSIFIED - 0.6%
     Del Monte Corp.
      6.750% 02/15/15 (a)                                          7,705,000       7,705,000
                                                                               -------------
                                                                                   7,705,000
                                                                               -------------
                                                                  Food Total       7,705,000

  HEALTHCARE SERVICES - 6.5%

  MEDICAL-HMO - 1.2%
     Coventry Health Care, Inc.
      5.875% 01/15/12                                             15,290,000      15,309,112
                                                                               -------------
                                                                                  15,309,112

  MEDICAL-HOSPITALS - 3.3%
     Community Health Systems, Inc.
      6.500% 12/15/12                                              2,550,000       2,511,750
     HCA, Inc.
      6.950% 05/01/12                                             21,295,000      21,893,136
     Triad Hospitals, Inc.
      7.000% 05/15/12                                             14,653,000      15,019,325
      7.000% 11/15/13                                              2,975,000       3,004,750
                                                                               -------------
                                                                                  42,428,961

  MEDICAL-NURSING HOMES - 0.6%
     Extendicare Health Services, Inc.
      6.875% 05/01/14                                              7,125,000       6,840,000
      9.500% 07/01/10                                              1,280,000       1,331,200
                                                                               -------------
                                                                                   8,171,200

  MEDICAL-OUTPATIENT/HOME MEDICAL - 0.2%
     Select Medical Corp.
      7.625% 02/01/15                                              2,725,000       2,350,313
                                                                               -------------
                                                                                   2,350,313

  MEDICAL PRODUCTS - 1.2%
     Fisher Scientific International, Inc.
      6.750% 08/15/14                                             14,060,000      14,692,700
                                                                               -------------
                                                                                  14,692,700
                                                                               -------------
                                                   Healthcare Services Total      82,952,286

  HOUSEHOLD PRODUCTS/WARES - 0.6%

  CONSUMER PRODUCTS-MISCELLANEOUS - 0.6%
     Scotts Co.
      6.625% 11/15/13                                              7,940,000       8,098,800
                                                                               -------------
                                                                                   8,098,800
                                                                               -------------
                                              Household Products/Wares Total       8,098,800

  PHARMACEUTICALS - 1.3%

  MEDICAL-GENERIC DRUGS - 0.4%
     Mylan Laboratories, Inc.
      6.375% 08/15/15                                              5,940,000       6,029,100
                                                                               -------------
                                                                                   6,029,100

  MEDICAL-WHOLESALE DRUG DISTRIBUTION - 0.6%
     AmerisourceBergen Corp.
      5.625% 09/15/12 (a)                                          7,700,000       7,661,500
                                                                               -------------
                                                                                   7,661,500

  PHARMACY SERVICES - 0.3%
     Omnicare, Inc.
      Series 2005 B,
      6.750% 12/15/13                                              3,410,000       3,461,150
                                                                               -------------
                                                                                   3,461,150
                                                                               -------------
                                                       Pharmaceuticals Total      17,151,750
                                                                               -------------
                                                 CONSUMER NON-CYCLICAL TOTAL     221,463,814

ENERGY - 15.6%

  COAL - 3.8%

  COAL - 3.8%
     Arch Western Finance LLC
      6.750% 07/01/13                                             16,320,000      16,401,600
     Massey Energy Co.
      6.875% 12/15/13 (a)                                          7,475,000       7,512,375
     Peabody Energy Corp.
      5.875% 04/15/16                                              2,775,000       2,719,500
      6.875% 03/15/13                                             21,665,000      22,423,275
                                                                               -------------
                                                                                  49,056,750
                                                                               -------------
                                                                  Coal Total      49,056,750

                                 See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

ENERGY - (CONTINUED)

  OIL & GAS - 6.7%

  Oil & GAS DRILLING - 0.6%
     Pride International, Inc.
      7.375% 07/15/14                                              7,025,000       7,516,750
                                                                               -------------
                                                                                   7,516,750

  OIL COMPANIES-EXPLORATION & Production - 5.8%
     Chesapeake Energy Corp.
      6.375% 06/15/15                                             18,435,000      18,435,000
      7.500% 09/15/13                                              6,465,000       6,885,225
      7.750% 01/15/15                                                425,000         451,562
     Compton Petroleum Corp.
      7.625% 12/01/13                                              4,105,000       4,187,100
     Newfield Exploration Co.
      6.625% 09/01/14                                             15,240,000      15,697,200
     Plains Exploration & Production Co.
      7.125% 06/15/14                                             12,720,000      13,324,200
     Pogo Producing Co.
      6.625% 03/15/15 (a)                                          6,950,000       6,967,375
      8.250% 04/15/11                                              2,980,000       3,106,650
     Vintage Petroleum, Inc.
      7.875% 05/15/11                                              3,085,000       3,208,400
      8.250% 05/01/12                                              2,045,000       2,188,150
                                                                               -------------
                                                                                  74,450,862

  OIL REFINING & Marketing - 0.3%
     Tesoro Corp.
      6.625% 11/01/15 (a)                                          4,385,000       4,428,850
                                                                               -------------
                                                                                   4,428,850
                                                                               -------------
                                                             Oil & Gas Total      86,396,462

  OIL & GAS SERVICES - 2.5%

  OIL-FIELD SERVICES - 1.6%
     Hornbeck Offshore Services, Inc.
      Series B,
      6.125% 12/01/14                                              7,975,000       7,935,125
     Universal Compression, Inc.
      7.250% 05/15/10                                             12,265,000      12,755,600
                                                                               -------------
                                                                                  20,690,725

  OIL FIELD MACHINERY & EQUIPMENT - 0.9%
     Grant Prideco, Inc.
      6.125% 08/15/15 (a)                                         11,215,000      11,355,188
                                                                               -------------
                                                                                  11,355,188
                                                                               -------------
                                                    Oil & Gas Services Total      32,045,913

  PIPELINES - 2.6%

  PIPELINES - 2.6%
     Atlas Pipeline Partners LP
      8.125% 12/15/15 (a)                                          3,245,000       3,350,463
     MarkWest Energy Partners LP
      6.875% 11/01/14 (a)                                          8,600,000       8,062,500
     Williams Companies, Inc.
      6.375% 10/01/10 (a)                                          4,090,000       4,146,237
      8.125% 03/15/12                                             16,370,000      18,007,000
                                                                               -------------
                                                                                  33,566,200
                                                                               -------------
                                                             Pipelines Total      33,566,200
                                                                               -------------
                                                                ENERGY TOTAL     201,065,325

FINANCIALS - 1.3%

  DIVERSIFIED FINANCIAL SERVICES - 0.6%

  FINANCE-INVESTMENT BANKER/BROKER - 0.6%
     E*Trade Financial Corp.
      7.375% 09/15/13                                              7,300,000       7,537,250
     LaBranche & Co., Inc.
      11.000% 05/15/12                                               745,000         828,813
                                                                               -------------
                                                                                   8,366,063
                                                                               -------------
                                        Diversified Financial Services Total       8,366,063

  REAL ESTATE INVESTMENT TRUSTS - 0.7%

  REITS-HOTELS - 0.7%
     Host Marriott LP
      6.375% 03/15/15                                              8,775,000       8,796,937
                                                                               -------------
                                                                                   8,796,937
                                                                               -------------
                                         Real Estate Investment Trusts Total       8,796,937
                                                                               -------------
                                                            FINANCIALS TOTAL      17,163,000

INDUSTRIALS - 16.0%

  AEROSPACE & DEFENSE - 2.5%

  AEROSPACE/DEFENSE-EQUIPMENT - 1.2%
     DRS Technologies, Inc.
      6.625% 02/01/16                                              4,560,000       4,605,600
     Sequa Corp.
      9.000% 08/01/09                                              4,970,000       5,342,750
     TransDigm, Inc.
      8.375% 07/15/11                                              5,505,000       5,766,487
                                                                               -------------
                                                                                  15,714,837

  ELECTRONICS-MILITARY - 1.3%
     L-3 Communications Corp.
      6.375% 10/15/15 (a)                                          6,155,000       6,155,000
      7.625% 06/15/12                                              9,960,000      10,482,900
                                                                               -------------
                                                                                  16,637,900
                                                                               -------------
                                                   Aerospace & Defense Total      32,352,737

See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

INDUSTRIALS - (CONTINUED)

  ENVIRONMENTAL CONTROL - 1.2%

  NON-HAZARDOUS WASTE DISPOSAL - 1.2%
     Allied Waste North America, Inc.
      5.750% 02/15/11                                              2,400,000       2,304,000
      6.375% 04/15/11                                              7,600,000       7,486,000
      6.500% 11/15/10                                              5,475,000       5,447,625
                                                                               -------------
                                                                                  15,237,625
                                                                               -------------
                                                 Environmental Control Total      15,237,625

  MACHINERY-DIVERSIFIED - 1.9%

  MACHINERY-GENERAL INDUSTRY - 1.9%
     Manitowoc Co., Inc.
      7.125% 11/01/13                                              7,365,000       7,585,950
     Westinghouse Air Brake Technologies Corp.
      6.875% 07/31/13                                             16,475,000      16,804,500
                                                                               -------------
                                                                                  24,390,450
                                                                               -------------
                                                 Machinery-Diversified Total      24,390,450

  MISCELLANEOUS MANUFACTURING - 0.8%

  DIVERSIFIED MANUFACTURING OPERATORS - 0.8%
     Bombardier, Inc.
      6.300% 05/01/14 (a)                                          5,805,000       5,253,525
     Trinity Industries, Inc.
      6.500% 03/15/14                                              5,800,000       5,800,000
                                                                               -------------
                                                                                  11,053,525
                                                                               -------------
                                           Miscellaneous Manufacturing Total      11,053,525

  PACKAGING & CONTAINERS - 5.4%

  CONTAINERS-METAL/GLASS - 4.7%
     Ball Corp.
      6.875% 12/15/12                                             20,742,000      21,053,130
     Crown Americas LLC & Crown Americas Capital Corp.
      7.750% 11/15/15 (a)                                          5,375,000       5,603,437
     Owens-Brockway Glass Container, Inc.
      8.875% 02/15/09                                              7,225,000       7,541,094
     Owens-Illinois, Inc.
      7.500% 05/15/10                                             11,000,000      11,220,000
     Silgan Holdings, Inc.
      6.750% 11/15/13                                             15,100,000      15,024,500
                                                                               -------------
                                                                                  60,442,161

  CONTAINERS-PAPER/PLASTIC - 0.7%
     Jefferson Smurfit Corp.
      8.250% 10/01/12                                              3,745,000       3,660,738
     Smurfit-Stone Container Corp.
      8.375% 07/01/12                                              5,185,000       5,107,225
                                                                               -------------
                                                                                   8,767,963
                                                                               -------------
                                                Packaging & Containers Total      69,210,124

  TRANSPORTATION - 4.2%

  TRANSPORTATION-MARINE - 3.2%
     Overseas Shipholding Group
      8.250% 03/15/13                                              9,775,000      10,410,375
     Stena AB
      7.500% 11/01/13                                             10,270,000      10,103,113
     Teekay Shipping Corp.
      8.875% 07/15/11                                             18,911,000      20,943,932
                                                                               -------------
                                                                                  41,457,420

  TRANSPORTATION-SERVICES - 1.0%
     Offshore Logistics, Inc.
      6.125% 06/15/13                                             13,530,000      12,752,025
                                                                               -------------
                                                                                  12,752,025
                                                                               -------------
                                                        Transportation Total      54,209,445
                                                                               -------------
                                                           INDUSTRIALS TOTAL     206,453,906

TECHNOLOGY - 1.3%

  OFFICE/BUSINESS EQUIPMENT - 0.3%

  OFFICE AUTOMATION & Equipment - 0.3%
     Xerox Corp.
      7.125% 06/15/10                                              3,345,000       3,462,075
                                                                               -------------
                                                                                   3,462,075
                                                                               -------------
                                             Office/Business Equipment Total       3,462,075

  SEMICONDUCTORS - 1.0%

  ELECTRONIC COMPONENTS-SEMICONDUCTORS - 1.0%
     Freescale Semiconductor, Inc.
      6.875% 07/15/11                                             12,675,000      13,071,094
                                                                               -------------
                                                                                  13,071,094
                                                                               -------------
                                                        Semiconductors Total      13,071,094
                                                                               -------------
                                                            TECHNOLOGY TOTAL      16,533,169

                                 See Accompanying Notes to Financial Statements.

                                                                     PAR ($)       VALUE ($)
--------------------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)

UTILITIES - 5.7%

  ELECTRIC - 5.2%

  ELECTRIC-GENERATION - 1.9%
     AES Corp.
      7.750% 03/01/14                                             17,840,000      18,865,800
     Edison Mission Energy
      7.730% 06/15/09                                              4,780,000       4,959,250
                                                                               -------------
                                                                                  23,825,050

  ELECTRIC-INTEGRATED - 2.1%
     CMS Energy Corp.
      6.875% 12/15/15                                              2,630,000       2,689,175
      8.500% 04/15/11                                              1,645,000       1,797,163
     Nevada Power Co.
      5.875% 01/15/15 (a)                                          5,000,000       5,006,250
      6.500% 04/15/12                                              3,950,000       4,073,437
     NorthWestern Corp.
      5.875% 11/01/14 (a)                                            975,000         977,438
     TECO Energy, Inc.
      6.750% 05/01/15 (a)                                          6,320,000       6,636,000
      7.000% 05/01/12                                              5,675,000       5,972,937
                                                                               -------------
                                                                                  27,152,400

  INDEPENDENT POWER PRODUCER - 1.2%
     Mirant North America LLC
      7.375% 12/31/13 (a)                                          6,510,000       6,689,025
     MSW Energy Holdings LLC
      7.375% 09/01/10                                              3,780,000       3,912,300
     NRG Energy, Inc.
      7.250% 02/01/14                                              2,545,000       2,595,900
      7.375% 02/01/16                                              2,545,000       2,614,987
                                                                               -------------
                                                                                  15,812,212
                                                                               -------------
                                                              Electric Total      66,789,662

  GAS - 0.5%

  GAS-DISTRIBUTION - 0.5%
     Colorado Interstate Gas Co.
      6.800% 11/15/15 (a)                                          6,285,000       6,536,400
                                                                               -------------
                                                                                   6,536,400
                                                                               -------------
                                                                   Gas Total       6,536,400
                                                                               -------------
                                                             UTILITIES TOTAL      73,326,062

                                  Total Corporate Fixed-Income Bonds & Notes
                                                    (cost of $1,237,682,748)   1,235,579,716

SHORT-TERM OBLIGATION - 2.9%

     Repurchase agreement with State Street Bank & Trust Co.,
     dated 02/28/06, due 03/01/06 at 4.440%, collateralized
     by a U.S. Treasury Note maturing 10/15/09, market value
     of $38,313,169 (repurchase proceeds $37,562,362)             37,558,000      37,558,000
                                                                               -------------

                                                 Total Short-Term Obligation
                                                       (cost of $37,558,000)      37,558,000

                                                   TOTAL INVESTMENTS - 98.8%
                                                (COST OF $1,268,870,381) (c)   1,273,137,716

                                      OTHER ASSETS & LIABILITIES, NET - 1.2%      15,223,945

                                                         NET ASSETS - 100.0%   1,288,361,661

NOTES TO INVESTMENT PORTFOLIO:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities, which are not illiquid, amounted to $155,516,951, which represents 12.1% of net assets.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2006.

(c) Cost for federal income tax purposes is $1,275,240,748.

    At February 28,2006, the asset allocation of the fund is as follows;

                                                                           % OF
      ASSET ALLOCATION                                                  NET ASSETS
      ----------------                                                  ----------
      Corporate Fixed-Income Bonds & Notes                                    95.9%
      Short-Term Obligation                                                    2.9
      Other Assets & Liabilities, Net                                          1.2
                                                                           -----
                                                                           100.0%
                                                                           =====

          ACRONYM                     NAME
          -------                     ----
           REIT            Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

STATEMENTS OF ASSETS AND LIABILITIES

FEBRUARY 28, 2006 (UNAUDITED)                                     COLUMBIA FUNDS

                                           INTERNATIONAL        MID CAP          SMALL CAP        REAL ESTATE
                                               STOCK            GROWTH            GROWTH            EQUITY          TECHNOLOGY
                                              FUND ($)          FUND ($)         FUND I ($)         FUND ($)         FUND ($)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at identified cost
      (including short-term obligations)    1,128,823,646       682,297,629       152,926,379       328,820,376       134,497,187
                                          ---------------   ---------------   ---------------   ---------------   ---------------
   Investments, at value                    1,366,654,520       909,768,804       206,189,766       653,554,790       148,603,706
   Repurchase agreement                        15,197,000        21,432,000         1,593,000        12,155,000         8,593,000
                                          ---------------   ---------------   ---------------   ---------------   ---------------
      Total investments, at value           1,381,851,520       931,200,804       207,782,766       665,709,790       157,196,706
   Cash                                             2,278               100           171,451               915               977
   Foreign currency (cost of $4,265,06,
      $--, $--, $--, $--, $1,466, $--,
      $-- and $--, respectively)                4,269,700                --                --                --                --
   Receivable for:
      Investments sold                         18,941,594         1,384,504         1,195,886                --         2,477,900
      Capital stock sold                          443,735         1,036,455           468,103           399,407         5,040,189
      Interest                                      1,874             2,643               197             1,500             1,060
      Dividends                                 1,459,650           613,325             7,225           502,703             9,366
      Foreign tax reclaim                         347,612                --                --                --                --
   Deferred Trustees' compensation plan            80,293            27,389             7,407            12,254             3,794
   Other assets                                   101,043            14,114            14,455            21,326                --
                                          ---------------   ---------------   ---------------   ---------------   ---------------
      Total assets                          1,407,499,299       934,279,334       209,647,490       666,647,895       164,729,992

LIABILITIES:
   Payable for:
      Investments purchased                    18,897,825           376,118         1,270,915                --         4,994,657
      Capital stock redeemed                           --                --           615,917         1,365,867           172,947
      Distributions                             1,905,141                --               124                --                --
      Investment advisory fee                     873,549           563,544           143,155           386,059            98,887
      Transfer agent fee                           49,807            74,781            18,380            24,823                --
      Pricing and bookkeeping fees                 16,780            13,645             7,302            12,856             2,480
      Directors' fees                                  --                --                --                --                --
      Service and distribution fees               119,436            16,857               238            24,782            23,355
      Custody fee                                  50,203             3,536             2,059             1,891                --
      Registration fees                                --                --                --                --             5,707
      Reports to shareholders                      53,422            76,308            21,997            73,462             4,958
      Chief compliance officer expenses             2,239             1,654               869             1,534               721
   Deferred Trustees' fees                         80,293            27,389             7,407            12,254             3,794
   Foreign capital gains tax payable              623,632                --                --                --                --
   Other liabilities                                   --                --                --                --               711
                                          ---------------   ---------------   ---------------   ---------------   ---------------
      Total liabilities                        22,672,327         1,153,832         2,088,363         1,903,528         5,308,217

NET ASSETS                                  1,384,826,972       933,125,502       207,559,127       664,744,367       159,421,775

NET ASSETS CONSIST OF:
   Paid-in capital                          1,176,058,384       684,873,573       143,259,842       275,710,175       130,620,420
   Undistributed (overdistributed) net
      investment income                           (65,486)               --                --        (4,566,726)               --
   Accumulated net investment loss                     --        (1,144,532)         (986,916)               --          (459,831)
   Accumulated net realized gain (loss)       (43,565,917)          493,286        10,429,814        56,711,504         6,562,466
   Unrealized appreciation
      (depreciation) on:
      Investments                             253,027,874       248,903,175        54,856,387       336,889,414        22,699,519
      Foreign currency translations                (4,251)               --                --                --              (799)
      Foreign capital gains tax                  (623,632)               --                --                --                --
                                          ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS                                  1,384,826,972       933,125,502       207,559,127       664,744,367       159,421,775

See Accompanying Notes to Financial Statements.

                                                                                   OREGON
                                                                                INTERMEDIATE
                                             STRATEGIC                           MUNICIPAL        CONSERVATIVE
                                              INVESTOR         BALANCED            BOND            HIGH YIELD
                                              FUND ($)          FUND ($)          FUND ($)          FUND ($)
---------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at identified cost
      (including short-term obligations)      390,272,630       258,491,246       380,549,430     1,268,870,381
                                          ---------------   ---------------   ---------------   ---------------
   Investments, at value                      405,190,006       271,167,576       398,170,402     1,235,579,716
   Repurchase agreement                        79,464,000         4,400,000                --        37,558,000
                                          ---------------   ---------------   ---------------   ---------------
      Total investments, at value             484,654,006       275,567,576       398,170,402     1,273,137,716
   Cash                                                65               507            38,403               729
   Foreign currency (cost of $4,265,06,
      $--, $--, $--, $--, $1,466, $--,
      $-- and $--, respectively)                    1,470                --                --                --
   Receivable for:
      Investments sold                            860,509         1,921,519                --                --
      Capital stock sold                          995,232           126,642           100,926         1,212,448
      Interest                                      9,801           827,750         4,510,746        22,928,671
      Dividends                                   545,080           164,724                --                --
      Foreign tax reclaim                           2,537             2,231                --                --
   Deferred Trustees' compensation plan            20,230             7,709             8,169            20,576
   Other assets                                     7,709                --                --           147,087
                                          ---------------   ---------------   ---------------   ---------------
      Total assets                            487,096,639       278,618,658       402,828,646     1,297,447,227

LIABILITIES:
   Payable for:
      Investments purchased                       259,164         2,470,143                --         1,762,682
      Capital stock redeemed                    1,156,034           896,344           211,589         2,624,078
      Distributions                                    --                --           333,278         3,855,533
      Investment advisory fee                     277,267           114,151           155,242           566,237
      Transfer agent fee                           54,913            45,721            24,865                --
      Pricing and bookkeeping fees                 15,519            20,245            19,726            18,655
      Directors' fees                                  --               884                --                --
      Service and distribution fees               109,734             8,578             2,444           146,277
      Custody fee                                   9,166             7,171             3,486             9,358
      Registration fees                            13,776             8,232             9,623                --
      Reports to shareholders                      37,845            24,778            11,655            79,879
      Chief compliance officer expenses             1,223               972             1,106             2,291
   Deferred Trustees' fees                         20,230             7,709             8,169            20,576
   Foreign capital gains tax payable                   --                --                --                --
   Other liabilities                                   --            26,687             2,825                --
                                          ---------------   ---------------   ---------------   ---------------
      Total liabilities                         1,954,871         3,631,615           784,008         9,085,566

NET ASSETS                                    485,141,768       274,987,043       402,044,638     1,288,361,661

NET ASSETS CONSIST OF:
   Paid-in capital                            371,262,154       277,319,367       385,097,291     1,306,699,343
   Undistributed (overdistributed) net
      investment income                           727,315           362,130            98,697       (10,110,453
   Accumulated net investment loss                     --                --                --                --
   Accumulated net realized gain (loss)        18,771,593       (19,770,784)         (772,322)      (12,494,564
   Unrealized appreciation
      (depreciation) on:
      Investments                              94,381,376        17,076,330        17,620,972         4,267,335
      Foreign currency translations                  (670)               --                --                --
      Foreign capital gains tax                        --                --                --                --
                                          ---------------   ---------------   ---------------   ---------------
NET ASSETS                                    485,141,768       274,987,043       402,044,638     1,288,361,661

                                 See Accompanying Notes to Financial Statements.

                                           INTERNATIONAL        MID CAP          SMALL CAP        REAL ESTATE
                                               STOCK             GROWTH           GROWTH            EQUITY          TECHNOLOGY
                                              FUND ($)        FUND (a)($)      FUND I (b)($)       FUND ($)           FUND ($)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Net assets                                 270,328,339        10,949,236           457,720        42,216,094        57,750,606
   Shares outstanding                          15,259,465           432,913            14,526         1,596,649         5,591,064
   Net asset value per share (c)(d)                 17.72             25.29             31.51             26.44             10.33
   Maximum sales charge                              5.75              5.75              5.75              5.75              5.75
   Maximum offering price per share (e)             18.80             26.83             33.43             28.05             10.96

CLASS B
   Net assets                                  55,026,217         7,991,596           150,686        13,112,556         6,478,863
   Shares outstanding                           3,169,772           324,045             4,790           495,532           640,919
   Net asset value and offering price
   per share (c)(d)                                 17.36             24.66             31.46             26.46             10.11

CLASS C
   Net assets                                  28,235,197         1,447,378            77,878         5,055,992        13,171,471
   Shares outstanding                           1,620,042            58,569             2,475           191,257         1,300,126
   Net asset value and offering price
   per share (c)(d)                                 17.43             24.71             31.46             26.44             10.13

CLASS D
   Net assets                                     814,602           425,929                --         3,957,209            27,527
   Shares outstanding                              46,592            17,257                --           149,583             2,706
   Net asset value and offering price
   per share (c)(d)                                 17.48             24.68                --             26.46             10.17

CLASS G
   Net assets                                   3,281,529           756,159                --                --                --
   Shares outstanding                             189,133            30,741                --                --                --
   Net asset value and offering price
   per share (c)(d)                                 17.35             24.60                --                --                --

CLASS R
   Net assets                                          --            10,186                --                --                --
   Shares
   outstanding                                         --               403                --                --                --
   Net asset value and offering price
   per share (c)(d)                                    --             25.28                --                --                --

CLASS T
   Net assets                                          --        30,236,599                --                --                --
   Shares outstanding                                  --         1,193,665                --                --                --
   Net asset value per share (c)                       --             25.33                --                --                --
   Maximum sales charge                                --              5.75                --                --                --
   Maximum offering price per share (e)                --             26.88                --                --                --

CLASS Z
   Net assets                               1,027,141,088       881,308,419       206,872,843       600,402,516        81,993,308
   Shares outstanding                          57,626,177        34,408,005         6,558,964        22,690,439         7,864,425
   Net asset value and offering price per
   share (d)                                        17.82             25.61             31.54             26.46             10.43

(a)  Class R shares were initially offered on January 23, 2006.
(b)  Classes A, B and C were initially offered on November 1, 2005.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(d) Redemption price per share is equal to net asset value less any applicable redemption fees.
(e)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

                                                                                  OREGON
                                                                               INTERMEDIATE
                                             STRATEGIC                           MUNICIPAL       CONSERVATIVE
                                             INVESTOR          BALANCED            BOND           HIGH YIELD
                                             FUND ($)          FUND ($)           FUND ($)         FUND ($)
---------------------------------------------------------------------------------------------------------------
CLASS A
   Net assets                                 185,022,983         3,972,158         5,063,653       215,333,240
   Shares outstanding                           8,899,128           177,631           411,700        25,254,642
   Net asset value per share (c)(d)                 20.79             22.36             12.30              8.53
   Maximum sales charge                              5.75              5.75              3.25              4.75
   Maximum offering price per share (e)             22.06             23.72             12.71              8.96

CLASS B
   Net assets                                  53,916,987         7,893,095         1,124,068        79,006,420
   Shares outstanding                           2,633,870           353,507            91,390         9,265,970
   Net asset value and offering price
   per share (c)(d)                                 20.47             22.33             12.30              8.53

CLASS C
   Net assets                                  45,615,847         1,175,240           559,983        14,258,955
   Shares outstanding                           2,227,709            52,633            45,528         1,672,326
   Net asset value and offering price
   per share (c)(d)                                 20.48             22.33             12.30              8.53

CLASS D
   Net assets                                     467,904           239,638           723,859        45,214,264
   Shares outstanding                              22,866            10,734            58,852         5,302,806
   Net asset value and offering price
   per share (c)(d)                                 20.46             22.32             12.30              8.53

CLASS G
   Net assets                                          --                --                --                --
   Shares outstanding                                  --                --                --                --
   Net asset value and offering price
   per share (c)(d)                                    --                --                --                --

CLASS R
   Net assets                                          --                --                --                --
   Shares
   outstanding                                         --                --                --                --
   Net asset value and offering price
   per share (c)(d)                                    --                --                --                --

CLASS T
   Net assets                                          --                --                --                --
   Shares outstanding                                  --                --                --                --
   Net asset value per share (c)                       --                --                --                --
   Maximum sales charge                                --                --                --                --
   Maximum offering price per share (e)                --                --                --                --

CLASS Z
   Net assets                                 200,118,047       261,706,912       394,573,075       934,548,782
   Shares outstanding                           9,607,528        11,711,177        32,079,912       109,603,781
   Net asset value and offering price per
   share (d)                                        20.83             22.35             12.30              8.53

                                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)            COLUMBIA FUNDS

                                           INTERNATIONAL        MID CAP          SMALL CAP        REAL ESTATE
                                               STOCK            GROWTH            GROWTH            EQUITY          TECHNOLOGY
                                              FUND ($)          FUND ($)         FUND I ($)         FUND ($)         FUND ($)
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
INCOME
   Dividends                                    6,786,409         2,729,495            96,715        12,837,414           109,829
   Interest                                       151,666           267,916            81,980           903,523            81,984
   Foreign taxes withheld                        (316,978)           (3,541)               --           (13,827)           (1,130)
                                          ---------------   ---------------   ---------------   ---------------   ---------------
      Total income                              6,621,097         2,993,870           178,695        13,727,110           190,683

EXPENSES
   Investment advisory fee                      5,331,555         3,412,263           893,257         2,801,240           415,909
   Distribution fee:
      Class B                                     181,235            25,733               151            50,219            15,493
      Class C                                      81,375             3,718               103            17,748            19,088
      Class D                                       2,912             1,611                --            14,976                92
      Class G                                      12,184             2,397                --                --                --
      Class R                                          --                 6                --                --                --
   Service Fee:
      Class A                                     272,604             9,900               110            53,128            36,808
      Class B                                      60,412             8,577                50            16,740             5,164
      Class C                                      27,125             1,236                34             5,915             6,307
      Class D                                         970               537                --             4,992                31
      Class G                                       5,624             1,106                --                --                --
   Shareholder services fee - Class T                  --            42,899                --                --                --
   Transfer agent fee                             440,408           422,245           120,743           350,774            42,414
   Pricing and bookkeeping fees                    84,273            79,444            44,645            78,388            31,702
   Directors' fees                                 16,818            14,415             6,346            14,834             3,858
   Custody fee                                    318,208            17,932            13,291            10,282             9,163
   Registration fees                               56,751            51,223            27,961            47,500            32,168
   Reports to shareholders                         54,892            84,164            22,610            87,832             9,583
   Chief compliance officer expenses
   (See Note 4)                                     7,109             6,231             3,225             6,050             2,489
   Non-recurring costs (See Note 9)                 7,937             5,217             1,264             4,613               531
   Other expenses                                  55,227            56,317            35,141            52,446            15,712
                                          ---------------   ---------------   ---------------   ---------------   ---------------
      Total Operating Expenses                  7,017,619         4,247,171         1,168,931         3,617,677           646,512
   Interest expense                                20,665                --               528               417                --
                                          ---------------   ---------------   ---------------   ---------------   ---------------
      Total Expenses                            7,038,284         4,247,171         1,169,459         3,618,094           646,512
   Fees waived by Distributor:
      Class C                                          --                --                --                --                --
      Class D                                          --                --                --                --                --
   Fees waived by Transfer Agent                 (315,273)         (115,187)           (2,454)          (13,205)           (4,659)
   Non-recurring costs assumed by
      Investment Advisor (See Note 9)              (7,937)           (5,217)           (1,264)           (4,613)             (531)
   Custody earnings credit                        (52,738)             (364)             (130)              (17)           (1,685)
                                          ---------------   ---------------   ---------------   ---------------   ---------------
      Net Expenses                              6,662,336         4,126,403         1,165,611         3,600,259           639,637
                                          ---------------   ---------------   ---------------   ---------------   ---------------
      Net Investment Income (Loss)                (41,239)       (1,132,533)         (986,916)       10,126,851          (448,954)

See Accompanying Notes to Financial Statements.

                                                                                   OREGON
                                                                                INTERMEDIATE
                                             STRATEGIC                           MUNICIPAL        CONSERVATIVE
                                             INVESTOR          BALANCED            BOND            HIGH YIELD
                                             FUND ($)          FUND ($)           FUND ($)         FUND ($)
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
INCOME
   Dividends                                    2,585,135           921,361                --                --
   Interest                                     2,078,957         2,854,651         9,301,282        47,724,382
   Foreign taxes withheld                              --                --                --                --
                                          ---------------   ---------------   ---------------   ---------------
      Total income                              4,664,092         3,776,012         9,301,282        47,724,382

EXPENSES
   Investment advisory fee                      1,875,817           726,486         1,005,643         3,863,705
   Distribution fee:
      Class B                                     192,958            29,845             4,346           312,140
      Class C                                     158,313             3,842             2,141            59,997
      Class D                                       1,859               912             2,796           190,248
      Class G                                          --                --                --                --
      Class R                                          --                --                --                --
   Service Fee:
      Class A                                     218,614             4,489             5,517           311,341
      Class B                                      64,319             9,948             1,449           104,047
      Class C                                      52,770             1,281               714            19,999
      Class D                                         620               303               932            63,416
      Class G                                          --                --                --                --
   Shareholder services fee - Class T                  --                --                --                --
   Transfer agent fee                             309,568           165,824            83,082           432,064
   Pricing and bookkeeping fees                    76,348            68,002            76,477            88,547
   Directors' fees                                 10,007             9,253             8,955            24,288
   Custody fee                                     28,472            17,795            10,636            29,053
   Registration fees                               48,855            32,565            30,850            76,503
   Reports to shareholders                         55,729            26,029            14,967           135,184
   Chief compliance officer expenses
   (See Note 4)                                     4,798             3,711             4,246             7,186
   Non-recurring costs (See Note 9)                 3,066             1,792             2,462             8,484
   Other expenses                                  37,596            43,686            37,623            77,037
                                          ---------------   ---------------   ---------------   ---------------
      Total Operating Expenses                  3,139,709         1,145,763         1,292,836         5,803,239
   Interest expense                                    --                --                --                --
                                          ---------------   ---------------   ---------------   ---------------
      Total Expenses                            3,139,709         1,145,763         1,292,836         5,803,239
   Fees waived by Distributor:
      Class C                                          --                --              (999)          (11,999)
      Class D                                          --                --            (1,305)          (38,049)
   Fees waived by Transfer Agent                  (58,474)          (15,815)           (7,173)          (21,371)
   Non-recurring costs assumed by
      Investment Advisor (See Note 9)              (3,066)           (1,792)           (2,462)           (8,484)
   Custody earnings credit                           (543)              (35)           (1,012)          (19,695)
                                          ---------------   ---------------   ---------------   ---------------
      Net Expenses                              3,077,626         1,128,121         1,279,885         5,703,641
                                          ---------------   ---------------   ---------------   ---------------
      Net Investment Income (Loss)              1,586,466         2,647,891         8,021,397        42,020,741

                                 See Accompanying Notes to Financial Statements.

                                           INTERNATIONAL        MID CAP          SMALL CAP        REAL ESTATE
                                               STOCK             GROWTH           GROWTH            EQUITY          TECHNOLOGY
                                              FUND ($)        FUND (a)($)      FUND I (b)($)       FUND ($)           FUND ($)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS, FOREIGN CURRENCY,
   FOREIGN CAPITAL GAINS TAX, FUTURES
   CONTRACTS AND WRITTEN OPTIONS
   Net realized gain (loss) on:
      Investments                             109,153,470        23,094,371        15,056,508        71,170,887         9,109,901
      Foreign currency transactions            (1,013,654)          (22,030)           (9,755)               --            (2,625)
      Foreign capital gains tax                  (992,912)               --                --                --                --
      Futures contracts                                --                --                --                --                --
      Written options                                  --                --                --                --            (4,440)
                                          ---------------   ---------------   ---------------   ---------------   ---------------
       Net realized gain (loss)               107,146,904        23,072,341        15,046,753        71,170,887         9,102,836
                                          ---------------   ---------------   ---------------   ---------------   ---------------
   Change in net unrealized
   appreciation (depreciation) on:
      Investments                              74,127,741       105,745,974        17,370,359       (15,121,907)       12,318,237
      Foreign currency translations               (12,013)              (59)               --                --              (799)
      Foreign capital gains tax                  (623,632)               --                --                --                --
      Futures contracts                                --                --                --                --                --
      Written options                                  --                --                --                --             2,920
                                          ---------------   ---------------   ---------------   ---------------   ---------------
      Net change in net unrealized
       appreciation (depreciation)             73,492,096       105,745,915        17,370,359       (15,121,907)       12,320,358
                                          ---------------   ---------------   ---------------   ---------------   ---------------
   Net Gain (Loss)                            180,639,000       128,818,256        32,417,112        56,048,980        21,423,194
                                          ---------------   ---------------   ---------------   ---------------   ---------------
Net Increase Resulting From Operations        180,597,761       127,685,723        31,430,196        66,175,831        20,974,240

(a)  Class R shares were initially offered on January 23, 2006.
(b)  Classes A, B and C were initially offered on November 1, 2005.

See Accompanying Notes to Financial Statements.

                                                                                  OREGON
                                                                               INTERMEDIATE
                                             STRATEGIC                           MUNICIPAL       CONSERVATIVE
                                             INVESTOR          BALANCED            BOND           HIGH YIELD
                                             FUND ($)          FUND ($)           FUND ($)         FUND ($)
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS, FOREIGN CURRENCY,
   FOREIGN CAPITAL GAINS TAX, FUTURES
   CONTRACTS AND WRITTEN OPTIONS
   Net realized gain (loss) on:
      Investments                              27,423,387        10,724,338             6,550        (2,918,008)
      Foreign currency transactions               (49,257)               --                --                --
      Foreign capital gains tax                        --                --                --                --
      Futures contracts                                --            60,938                --                --
      Written options                                  --                --                --                --
                                          ---------------   ---------------   ---------------   ---------------
       Net realized gain (loss)                27,374,130        10,785,276             6,550        (2,918,008)
                                          ---------------   ---------------   ---------------   ---------------
   Change in net unrealized
   appreciation (depreciation) on:
      Investments                                 167,929        (2,492,567)       (5,112,162)      (11,888,377)
      Foreign currency translations                (2,877)               --                --                --
      Foreign capital gains tax                        --                --                --                --
      Futures contracts                                --             5,469                --                --
      Written options                                  --                --                --                --
                                          ---------------   ---------------   ---------------   ---------------
      Net change in net unrealized
       appreciation (depreciation)                165,052        (2,487,098)       (5,112,162)      (11,888,377)
                                          ---------------   ---------------   ---------------   ---------------
   Net Gain (Loss)                             27,539,182         8,298,178        (5,105,612)      (14,806,385)
                                          ---------------   ---------------   ---------------   ---------------
Net Increase Resulting From Operations         29,125,648        10,946,069         2,915,785        27,214,356

                                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  COLUMBIA FUNDS

                                              INTERNATIONAL STOCK FUND               MID CAP GROWTH FUND
                                          ---------------------------------   ---------------------------------
                                            (UNAUDITED)                                           (UNAUDITED)
                                            SIX MONTHS           YEAR           SIX MONTHS         SIX MONTHS
                                               ENDED            ENDED             ENDED              ENDED
                                           FEBRUARY 28,        AUGUST 31,      FEBRUARY 28,        AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS             2006 ($)        2005 (a)($)       2006 (b)($)         2005 ($)
---------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net investment income (loss)                   (41,239)       14,193,962        (1,132,533)       (4,630,893)
   Net realized gain on investments and
      foreign currency transactions,
      net of foreign capital gains tax        107,146,904        62,496,349        23,072,341       119,631,326
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency translations, net
      of foreign capital gains tax             73,492,096        53,053,677       105,745,915       117,840,750
                                          ---------------   ---------------   ---------------   ---------------
       Net increase resulting from
       operations                             180,597,761       129,743,988       127,685,723       232,841,183
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income:
      Class A                                  (1,897,373)           (6,207)               --                --
      Class B                                     (28,284)               --                --                --
      Class C                                     (13,322)               --                --                --
      Class D                                        (382)               --                --                --
      Class G                                      (3,482)               --                --                --
      Class Z                                  (9,672,983)       (3,041,056)               --                --
   From net realized gains:
      Class A                                  (2,668,119)               --          (109,235)               --
      Class B                                    (613,184)               --           (92,907)               --
      Class C                                    (289,740)               --           (12,559)               --
      Class D                                      (8,320)               --            (5,866)               --
      Class G                                     (38,588)               --           (10,098)               --
      Class T                                          --                --          (375,814)               --
      Class Z                                 (10,376,676)               --       (10,607,269)               --
                                          ---------------   ---------------   ---------------   ---------------
       Total distributions to
       shareholders                           (25,610,453)       (3,047,263)      (11,213,748)               --
NET CAPITAL SHARE TRANSACTIONS                176,371,434       332,899,857       (25,110,473)     (253,558,502)
                                          ---------------   ---------------   ---------------   ---------------
REDEMPTION FEES                                    19,207            61,174                --                --
                                          ---------------   ---------------   ---------------   ---------------
   Net increase (decrease) in net assets      331,377,949       459,657,756        91,361,502       (20,717,319)
NET ASSETS
   Beginning of period                      1,053,449,023       593,791,267       841,764,000       862,481,319
   End of period                            1,384,826,972     1,053,449,023       933,125,502       841,764,000
                                          ---------------   ---------------   ---------------   ---------------
   Undistributed (overdistributed) net
   investment income, at end of period            (65,486)       11,591,579                --                --
   Accumulated net investment loss, at
   end of period                                       --                --        (1,144,532)          (11,999)

(a)  Class G shares were initially offered on March 18, 2005.
(b)  Class R shares were initially offered on January 23, 2006.
(c)  Classes A, B and C were initially offered on November 1, 2005.

See Accompanying Notes to Financial Statements.

                                              SMALL CAP GROWTH FUND I             REAL ESTATE EQUITY FUND
                                          ---------------------------------   ---------------------------------
                                            (UNAUDITED)                         (UNAUDITED)
                                             SIX MONTHS          YEAR           SIX MONTHS           YEAR
                                               ENDED             ENDED            ENDED              ENDED
                                            FEBRUARY 28,       AUGUST 31,       FEBRUARY 28,      AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS            2006 (c)($)        2005 ($)          2006 ($)         2005 ($)
---------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net investment income (loss)                  (986,916)       (2,978,014)       10,126,851        30,056,402
   Net realized gain on investments and
      foreign currency transactions,
      net of foreign capital gains tax         15,046,753       102,209,847        71,170,887        81,089,198
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency translations, net
      of foreign capital gains tax             17,370,359        (3,864,358)      (15,121,907)       74,511,099
                                          ---------------   ---------------   ---------------   ---------------
       Net increase resulting from
       operations                              31,430,196        95,367,475        66,175,831       185,656,699
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income:
      Class A                                          --                --          (780,384)       (1,382,574)
      Class B                                          --                --          (193,571)         (366,492)
      Class C                                          --                --           (66,659)          (94,718)
      Class D                                          --                --           (56,587)         (117,799)
      Class G                                          --                --                --                --
      Class Z                                          --                --       (13,591,537)      (32,021,396)
   From net realized gains:
      Class A                                        (955)               --        (5,027,442)       (3,329,894)
      Class B                                      (1,289)               --        (1,591,961)       (1,146,743)
      Class C                                        (452)               --          (555,755)         (270,229)
      Class D                                          --                --          (462,275)         (366,470)
      Class G                                          --                --                --                --
      Class T                                          --                --                --                --
      Class Z                                  (6,483,989)               --       (82,518,380)      (77,132,968)
                                          ---------------   ---------------   ---------------   ---------------
       Total distributions to
       shareholders                            (6,486,685)               --      (104,844,551)     (116,229,283)
NET CAPITAL SHARE TRANSACTIONS                (32,043,158)     (423,725,008)     (123,967,333)     (165,370,335)
                                          ---------------   ---------------   ---------------   ---------------
REDEMPTION FEES                                        --                --                --                --
                                          ---------------   ---------------   ---------------   ---------------
   Net increase (decrease) in net assets       (7,099,647)     (328,357,533)     (162,636,053)      (95,942,919)
NET ASSETS
   Beginning of period                        214,658,774       543,016,307       827,380,420       923,323,339
   End of period                              207,559,127       214,658,774       664,744,367       827,380,420
                                          ---------------   ---------------   ---------------   ---------------
   Undistributed (overdistributed) net
   investment income, at end of period                 --                --        (4,566,726)           (4,839)
   Accumulated net investment loss, at
   end of period                                 (986,916)               --                --                --

                                 See Accompanying Notes to Financial Statements.

                                                  TECHNOLOGY FUND                 STRATEGIC INVESTOR FUND
                                          ---------------------------------   ---------------------------------
                                            (UNAUDITED)                         (UNAUDITED)
                                            SIX MONTHS           YEAR           SIX MONTHS         YEAR
                                              ENDED             ENDED             ENDED            ENDED
                                            FEBRUARY 28,       AUGUST 31,       FEBRUARY 28,     AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS             2006 ($)          2005 ($)          2006 ($)        2005 ($)
--------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net investment income (loss)                  (448,954)         (646,865)        1,586,466        3,249,223
   Net realized gain on investments,
      foreign currency transactions,
      futures contracts and written
      options                                   9,102,836         6,350,610        27,374,130       28,598,770
   Net change in unrealized appreciation
      (depreciation) on investments,
      foreign currency translations,
      futures contracts and written
      options                                  12,320,358         8,212,267           165,052       41,410,600
                                          ---------------   ---------------   ---------------  ---------------
       Net increase resulting from
       operations                              20,974,240        13,916,012        29,125,648       73,258,593
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income:
      Class A                                          --                --        (1,141,064)        (167,034)
      Class B                                          --                --                --               --
      Class C                                          --                --                --               --
      Class D                                          --                --                --               --
      Class Z                                          --                --        (2,001,898)      (1,065,517)
   From net realized gains:
      Class A                                  (1,565,194)               --       (12,351,692)      (1,363,900)
      Class B                                    (208,799)               --        (3,757,530)        (348,215)
      Class C                                    (235,437)               --        (3,083,517)        (284,992)
      Class D                                      (1,272)               --           (35,525)          (6,971)
      Class Z                                  (3,469,745)               --       (15,890,662)      (3,186,369)
                                          ---------------   ---------------   ---------------  ---------------
       Total distributions to
       shareholders                            (5,480,447)               --       (38,261,888)      (6,422,998)
NET CAPITAL SHARE TRANSACTIONS                 83,107,396        11,109,769       (31,539,051)      49,610,948
                                          ---------------   ---------------   ---------------  ---------------
   Net increase (decrease) in net assets       98,601,189        25,025,781       (40,675,291)     116,446,543
NET ASSETS
   Beginning of period                         60,820,586        35,794,805       525,817,059      409,370,516
   End of period                              159,421,775        60,820,586       485,141,768      525,817,059
                                          ---------------   ---------------   ---------------  ---------------
   Undistributed (overdistributed) net
   investment income, at end of period                 --                --           727,315        2,283,811
   Accumulated net investment loss, at
   end of period                                 (459,831)          (10,877)               --               --

See Accompanying Notes to Financial Statements.

                                                                                    OREGON INTERMEDIATE
                                                   BALANCED FUND                    MUNICIPAL BOND FUND
                                          ---------------------------------   --------------------------------
                                            (UNAUDITED)                         (UNAUDITED)
                                            SIX MONTHS           YEAR           SIX MONTHS          YEAR
                                              ENDED              ENDED            ENDED            ENDED
                                           FEBRUARY 28,        AUGUST 31,       FEBRUARY 28,      AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS            2006 ($)           2005 ($)          2006 ($)         2005 ($)
--------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net investment income (loss)                 2,647,891         8,190,456         8,021,397       16,832,262
   Net realized gain on investments,
      foreign currency transactions,
      futures contracts and written
      options                                  10,785,276        37,568,398             6,550         (785,271)
   Net change in unrealized appreciation
      (depreciation) on investments,
      foreign currency translations,
      futures contracts and written
      options                                  (2,487,098)          666,125        (5,112,162)       1,892,472
                                          ---------------   ---------------   ---------------  ---------------
       Net increase resulting from
       operations                              10,946,069        46,424,979         2,915,785       17,939,463
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income:
      Class A                                     (32,868)          (56,637)          (82,556)        (147,260)
      Class B                                     (44,349)          (95,456)          (17,351)         (36,249)
      Class C                                      (5,455)          (10,210)           (9,552)         (14,421)
      Class D                                      (1,299)           (4,166)          (12,468)         (25,822)
      Class Z                                  (3,013,106)       (8,917,704)       (7,889,429)     (16,563,180)
   From net realized gains:
      Class A                                          --                --                --          (11,016)
      Class B                                          --                --                --           (3,546)
      Class C                                          --                --                --           (1,075)
      Class D                                          --                --                --           (2,262)
      Class Z                                          --                --                --       (1,212,920)
                                          ---------------   ---------------   ---------------  ---------------
       Total distributions to
       shareholders                            (3,097,077)       (9,084,173)       (8,011,356)     (18,017,751)
NET CAPITAL SHARE TRANSACTIONS                (46,770,072)     (218,132,925)      (10,457,127)     (22,772,356)
                                          ---------------   ---------------   ---------------  ---------------
   Net increase (decrease) in net assets      (38,921,080)     (180,792,119)      (15,552,698)     (22,850,644)
NET ASSETS
   Beginning of period                        313,908,123       494,700,242       417,597,336      440,447,980
   End of period                              274,987,043       313,908,123       402,044,638      417,597,336
                                          ---------------   ---------------   ---------------  ---------------
   Undistributed (overdistributed) net
   investment income, at end of period            362,130           811,316            98,697           88,656
   Accumulated net investment loss, at
   end of period                                       --                --                --               --

                                                    CONSERVATIVE
                                                  HIGH YIELD FUND
                                          ---------------------------------
                                            (UNAUDITED)
                                             SIX MONTHS          YEAR
                                                ENDED           ENDED
                                            FEBRUARY 28,      AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS              2006 ($)         2005 ($)
---------------------------------------------------------------------------
OPERATIONS
   Net investment income (loss)                42,020,741        95,740,819
   Net realized gain on investments,
      foreign currency transactions,
      futures contracts and written
      options                                  (2,918,008)       15,204,376
   Net change in unrealized appreciation
      (depreciation) on investments,
      foreign currency translations,
      futures contracts and written
      options                                 (11,888,377)      (23,698,367)
                                          ---------------   ---------------
       Net increase resulting from
       operations                              27,214,356        87,246,828
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income:
      Class A                                  (7,902,806)      (20,080,465)
      Class B                                  (2,332,502)       (5,162,031)
      Class C                                    (460,668)       (1,139,377)
      Class D                                  (1,461,535)       (3,908,977)
      Class Z                                 (32,392,148)      (72,953,508)
   From net realized gains:
      Class A                                          --                --
      Class B                                          --                --
      Class C                                          --                --
      Class D                                          --                --
      Class Z                                          --                --
                                          ---------------   ---------------
       Total distributions to
       shareholders                           (44,549,659)     (103,244,358)
NET CAPITAL SHARE TRANSACTIONS               (255,442,234)     (154,177,592)
                                          ---------------   ---------------
   Net increase (decrease) in net assets     (272,777,537)     (170,175,122)
NET ASSETS
   Beginning of period                      1,561,139,198     1,731,314,320
   End of period                            1,288,361,661     1,561,139,198
                                          ---------------   ---------------
   Undistributed (overdistributed) net
   investment income, at end of period        (10,110,453)       (7,581,535)
   Accumulated net investment loss, at
   end of period                                       --                --

                                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

                                                                  COLUMBIA FUNDS

                                                                INTERNATIONAL STOCK FUND
                                          ---------------------------------------------------------------------
                                                    (UNAUDITED)
                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                 FEBRUARY 28, 2006                  AUGUST 31, 2005 (a)
                                           --------------------------------   ---------------------------------
                                              SHARES          DOLLARS ($)         SHARES          DOLLARS ($)
---------------------------------------------------------------------------------------------------------------
CLASS A
   Subscriptions                                  894,942        14,919,889           279,759         4,113,764
   Proceeds received in connection
   with merger                                 11,502,364       184,602,426         2,958,672        45,540,845
   Distributions reinvested                       241,749         4,066,220               376             5,548
   Redemptions                                 (1,902,830)      (31,573,236)         (565,273)       (8,373,600)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                             10,736,225       172,015,299         2,673,534        41,286,557

CLASS B
   Subscriptions                                   77,659         1,279,577           189,308         2,728,980
   Proceeds received in connection
   with merger                                  3,265,239        51,112,688            63,132           950,545
   Distributions reinvested                        33,513           552,961                --                --
   Redemptions                                   (989,154)      (16,164,525)         (267,694)       (3,839,600)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                   2,387,257        36,780,701           (15,254)         (160,075)

CLASS C
   Subscriptions                                   40,240           667,890            26,606           389,968
   Proceeds received in connection
   with merger                                  1,684,650        26,472,752             6,046            91,380
   Distributions reinvested                        14,227           235,742                --                --
   Redemptions                                   (177,651)       (2,924,860)          (23,189)         (336,954)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                              1,561,466        24,451,524             9,463           144,394

CLASS D
   Subscriptions                                    1,439            23,282             3,721            53,487
   Distributions reinvested                           504             8,373                --                --
   Redemptions                                     (3,160)          (52,896)          (13,060)         (187,460)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                                 (1,217)          (21,241)           (9,339)         (133,973)

CLASS G
   Subscriptions                                    1,258            21,020             1,434            20,898
   Proceeds received in connection
   with merger                                         --                --           317,111         4,776,315
   Distributions reinvested                         2,531            41,730                --                --
   Redemptions                                    (75,856)       (1,245,260)          (57,345)         (839,582)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                     (72,067)       (1,182,510)          261,200         3,957,631

CLASS R
   Subscriptions                                       --                --                --                --
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                                     --                --                --                --

CLASS T
   Subscriptions                                       --                --                --                --
   Distributions reinvested                            --                --                --                --
   Redemptions                                         --                --                --                --
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                                     --                --                --                --

CLASS Z
   Subscriptions                                1,803,432        30,360,463        11,577,399       169,031,615
   Proceeds received in connection
   with merger                                  1,164,515        18,806,658        27,533,402       425,784,235
   Distributions reinvested                       345,288         5,838,832            61,891           916,609
   Redemptions                                 (6,553,869)     (110,678,292)      (20,776,995)     (307,927,136)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                  (3,240,634)      (55,672,339)       18,395,697       287,805,323

(a)  Class G shares were initially offered on March 18, 2005.
(b)  Class R shares were initially offered on January 23, 2006.

See Accompanying Notes to Financial Statements.

                                                                  MID CAP GROWTH FUND
                                          ---------------------------------------------------------------------
                                                    (UNAUDITED)
                                                  SIX MONTHS ENDED                       YEAR ENDED
                                               FEBRUARY 28, 2006 (b)                  AUGUST 31, 2005
                                           --------------------------------   ---------------------------------
                                              SHARES          DOLLARS ($)          SHARES         DOLLARS ($)
---------------------------------------------------------------------------------------------------------------
CLASS A
   Subscriptions                                  189,745         4,518,891           132,045         2,663,508
   Proceeds received in connection
   with merger                                         --                --                --                --
   Distributions reinvested                         4,318           102,596                --                --
   Redemptions                                    (35,376)         (831,739)         (118,711)       (2,353,815)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                                158,687         3,789,748            13,334           309,693

CLASS B
   Subscriptions                                   62,126         1,450,520            61,503         1,216,834
   Proceeds received in connection
   with merger                                         --                --                --                --
   Distributions reinvested                         3,617            83,953                --                --
   Redemptions                                    (35,709)         (814,001)          (70,619)       (1,352,521)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                      30,034           720,472            (9,116)         (135,687)

CLASS C
   Subscriptions                                   41,698           964,086            15,372           305,772
   Proceeds received in connection
   with merger                                         --                --                --                --
   Distributions reinvested                           380             8,826                --                --
   Redemptions                                    (14,503)         (342,841)          (14,200)         (278,993)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                                 27,575           630,071             1,172            26,779

CLASS D
   Subscriptions                                      189             4,115               776            14,660
   Distributions reinvested                           226             5,257                --                --
   Redemptions                                     (3,308)          (76,532)          (16,346)         (318,047)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                                 (2,893)          (67,160)          (15,570)         (303,387)

CLASS G
   Subscriptions                                      852            19,855               802            15,464
   Proceeds received in connection
   with merger                                         --                --                --                --
   Distributions reinvested                           435            10,076                --                --
   Redemptions                                     (3,997)          (94,017)           (6,064)         (116,633)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                      (2,710)          (64,086)           (5,262)         (101,169)

CLASS R
   Subscriptions                                      403            10,000                --                --
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                                    403            10,000                --                --

CLASS T
   Subscriptions                                   10,148           240,223            15,597           312,764
   Distributions reinvested                        15,447           367,640                --                --
   Redemptions                                    (91,812)       (2,164,236)         (237,908)       (4,717,219)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                                (66,217)       (1,556,373)         (222,311)       (4,404,455)

CLASS Z
   Subscriptions                                2,038,304        49,722,471         3,792,797        75,115,004
   Proceeds received in connection
   with merger                                         --                --                --                --
   Distributions reinvested                       356,875         8,582,854                --                --
   Redemptions                                 (3,661,582)      (86,878,470)      (16,316,370)     (324,065,280)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                  (1,266,403)      (28,573,145)      (12,523,573)     (248,950,276)

                                 See Accompanying Notes to Financial Statements.

                                                                SMALL CAP GROWTH FUND I
                                          ---------------------------------------------------------------------
                                                    (UNAUDITED)
                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                FEBRUARY 28, 2006(c)                   AUGUST 31, 2005
                                          ---------------------------------   ---------------------------------
                                              SHARES          DOLLARS ($)         SHARES          DOLLARS ($)
---------------------------------------------------------------------------------------------------------------
CLASS A
   Subscriptions                                   14,874           448,713                --                --
   Distributions reinvested                            33               955                --                --
   Redemptions                                       (381)          (11,928)               --                --
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                      14,526           437,740                --                --

CLASS B
   Subscriptions                                    5,129           153,664                --                --
   Distributions reinvested                            46             1,289                --                --
   Redemptions                                       (385)          (12,021)               --                --
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                       4,790           142,932                --                --

CLASS C
   Subscriptions                                    2,464            71,204                --                --
   Distributions reinvested                            11               328                --                --
   Redemptions                                         --                --                --                --
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                                  2,475            71,532                --                --

CLASS D
   Subscriptions                                       --                --                --                --
   Distributions reinvested                            --                --                --                --
   Redemptions                                         --                --                --                --
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                                     --                --                --                --

CLASS Z
   Subscriptions                                1,090,684        32,755,842         1,826,694        44,583,055
   Distributions reinvested                       223,906         6,341,015                --                --
   Redemptions                                 (2,476,250)      (71,792,219)      (19,575,324)     (468,308,063)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                             (1,161,660)      (32,695,362)      (17,748,630)     (423,725,008)

(c)  Classes A, B and C shares were initially offered on November 1, 2005.

See Accompanying Notes to Financial Statements.

                                                                REAL ESTATE EQUITY FUND
                                          ---------------------------------------------------------------------
                                                     (UNAUDITED)
                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                  FEBRUARY 28, 2006                    AUGUST 31, 2005
                                          ---------------------------------   ---------------------------------
                                              SHARES          DOLLARS ($)         SHARES          DOLLARS ($)
---------------------------------------------------------------------------------------------------------------
CLASS A
   Subscriptions                                  198,146         5,279,210           837,311        22,058,971
   Distributions reinvested                       215,657         5,386,645           163,062         4,273,318
   Redemptions                                   (460,789)      (12,084,341)         (634,655)      (16,663,423)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                     (46,986)       (1,418,486)          365,718         9,668,866

CLASS B
   Subscriptions                                   22,915           613,133           167,187         4,458,167
   Distributions reinvested                        56,893         1,422,268            43,178         1,134,109
   Redemptions                                   (101,111)       (2,662,140)         (132,394)       (3,513,324)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                     (21,303)         (626,739)           77,971         2,078,952

CLASS C
   Subscriptions                                   25,809           679,258           102,777         2,696,606
   Distributions reinvested                        22,048           550,568            12,459           327,172
   Redemptions                                    (29,840)         (791,279)          (35,984)         (961,897)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                                 18,017           438,547            79,252         2,061,881

CLASS D
   Subscriptions                                    1,028            26,403             5,615           154,473
   Distributions reinvested                        17,334           433,419            14,938           392,365
   Redemptions                                    (21,891)         (587,324)          (26,025)         (701,268)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                                 (3,529)         (127,502)           (5,472)         (154,430)

CLASS Z
   Subscriptions                                1,196,539        31,531,986         5,988,150       158,289,129
   Distributions reinvested                     2,898,653        72,404,270         3,174,740        83,157,572
   Redemptions                                 (8,621,276)     (226,169,409)      (16,041,455)     (420,472,305)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                             (4,526,084)     (122,233,153)       (6,878,565)     (179,025,604)

                                 See Accompanying Notes to Financial Statements.

                                                                    TECHNOLOGY FUND
                                          ---------------------------------------------------------------------
                                                     (UNAUDITED)
                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                  FEBRUARY 28, 2006                    AUGUST 31, 2005
                                          ---------------------------------   ---------------------------------
                                              SHARES          DOLLARS ($)         SHARES          DOLLARS ($)
---------------------------------------------------------------------------------------------------------------
CLASS A
   Subscriptions                                4,499,285        43,845,988         1,524,022        12,081,354
   Distributions reinvested                        99,164           928,177                --                --
   Redemptions                                   (683,548)       (6,494,811)         (281,238)       (2,203,178)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                              3,914,901        38,279,354         1,242,784         9,878,176

CLASS B
   Subscriptions                                  312,610         3,007,375           209,759         1,613,063
   Distributions reinvested                        19,481           178,643                --                --
   Redemptions                                    (62,782)         (558,032)         (181,799)       (1,399,566)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                                269,309         2,627,986            27,960           213,497

CLASS C
   Subscriptions                                1,097,536        10,690,164           199,364         1,564,179
   Distributions reinvested                        15,775           144,978                --                --
   Redemptions                                    (42,862)         (396,843)          (45,764)         (337,505)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                              1,070,449        10,438,299           153,600         1,226,674

CLASS D
   Subscriptions                                       80               743               189             1,409
   Distributions reinvested                           138             1,272                --                --
   Redemptions                                        (92)             (887)             (929)           (7,079)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                         126             1,128              (740)           (5,670)

CLASS Z
   Subscriptions                                3,786,086        37,102,645         2,763,431        21,422,105
   Distributions reinvested                       349,850         3,302,585                --                --
   Redemptions                                   (895,643)       (8,644,601)      (21,625,013)       (4,359,431)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                   3,240,293        31,760,629             2,081          (202,908)

See Accompanying Notes to Financial Statements.

                                                                STRATEGIC INVESTOR FUND
                                          ---------------------------------------------------------------------
                                                     (UNAUDITED)
                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                  FEBRUARY 28, 2006                    AUGUST 31, 2005
                                          ---------------------------------   ---------------------------------
                                              SHARES          DOLLARS ($)         SHARES          DOLLARS ($)
---------------------------------------------------------------------------------------------------------------
CLASS A
   Subscriptions                                1,141,357        23,857,856         3,503,422        69,841,011
   Distributions reinvested                       629,369        12,719,556            73,076         1,460,064
   Redemptions                                   (856,951)      (17,965,531)       (1,012,041)      (20,387,801)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                                913,775        18,611,881         2,564,457        50,913,274

CLASS B
   Subscriptions                                  306,713         6,335,684         1,402,288        27,555,529
   Distributions reinvested                       169,550         3,377,438            15,739           310,686
   Redemptions                                   (208,626)       (4,282,947)         (266,308)       (5,272,198)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                                267,637         5,430,175         1,151,719        22,594,017

CLASS C
   Subscriptions                                  389,794         8,034,664         1,185,138        23,122,317
   Distributions reinvested                       136,920         2,728,810            12,557           248,001
   Redemptions                                   (181,739)       (3,738,402)         (130,193)       (2,596,010)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                                344,975         7,025,072         1,067,502        20,774,308

CLASS D
   Subscriptions                                    1,096            22,458               431             8,429
   Distributions reinvested                         1,587            31,620               318             6,281
   Redemptions                                     (5,026)         (102,912)          (13,676)         (270,375)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                      (2,343)          (48,834)          (12,927)         (255,665)

CLASS Z
   Subscriptions                                  535,284        11,230,232         3,419,506        68,011,658
   Distributions reinvested                       858,956        17,376,682           206,006         4,120,033
   Redemptions                                 (4,359,431)      (91,164,259)       (5,826,486)     (116,546,677)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                  (2,965,191)      (62,557,345)       (2,200,974)      (44,414,986)

                                 See Accompanying Notes to Financial Statements.

                                                                      BALANCED FUND
                                          ---------------------------------------------------------------------
                                                     (UNAUDITED)
                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                  FEBRUARY 28, 2006                    AUGUST 31, 2005
                                          ---------------------------------   ---------------------------------
                                              SHARES          DOLLARS ($)         SHARES          DOLLARS ($)
---------------------------------------------------------------------------------------------------------------
CLASS A
   Subscriptions                                   39,374           863,210            78,005         1,630,459
   Distributions reinvested                         1,340            29,241             2,421            50,125
   Redemptions                                    (18,376)         (400,398)          (54,929)       (1,142,204)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                                 22,338           492,053            25,497           538,380

CLASS B
   Subscriptions                                   31,212           682,526            92,055         1,914,875
   Distributions reinvested                         1,763            38,498             3,941            81,752
   Redemptions                                    (54,648)       (1,197,117)          (88,265)       (1,827,580)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                     (21,673)         (476,093)            7,731           169,047

CLASS C
   Subscriptions                                   12,408           273,020            21,016           432,954
   Distributions reinvested                           204             4,452               399             8,303
   Redemptions                                     (3,807)          (83,317)          (14,395)         (301,955)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                       8,805           194,155             7,020           139,302

CLASS D
   Subscriptions                                      238             5,124                60             1,264
   Distributions reinvested                            50             1,096               158             3,261
   Redemptions                                     (4,280)          (93,521)           (3,702)          (75,016)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                                 (3,992)          (87,301)           (3,484)          (70,491)

CLASS Z
   Subscriptions                                  414,324         9,094,589         1,751,820        36,254,816
   Distributions reinvested                       135,770         2,959,110           423,331         8,735,210
   Redemptions                                 (2,691,492)      (58,946,585)      (12,705,031)     (263,899,189)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                             (2,141,398)      (46,892,886)      (10,529,880)     (218,909,163)

See Accompanying Notes to Financial Statements.

                                                        OREGON INTERMEDIATE MUNICIPAL BOND FUND
                                          ---------------------------------------------------------------------
                                                     (UNAUDITED)
                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                  FEBRUARY 28, 2006                    AUGUST 31, 2005
                                          ---------------------------------   ---------------------------------
                                              SHARES          DOLLARS ($)         SHARES          DOLLARS ($)
---------------------------------------------------------------------------------------------------------------
CLASS A
   Subscriptions                                   77,735           954,066            65,259           807,387
   Distributions reinvested                         3,243            39,829             6,390            79,331
   Redemptions                                    (14,660)         (180,461)          (21,845)         (270,629)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase                                 66,318           813,434            49,804           616,089

CLASS B
   Subscriptions                                    1,269            15,595             7,732            96,051
   Distributions reinvested                           728             8,934             1,677            20,819
   Redemptions                                     (9,106)         (111,994)           (6,506)          (80,715)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                      (7,109)          (87,465)            2,903            36,155

CLASS C
   Subscriptions                                    2,008            24,813            29,016           360,635
   Distributions reinvested                           627             7,696               814            10,104
   Redemptions                                     (5,350)          (66,080)           (3,931)          (48,966)
                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                      (2,715)          (33,571)           25,899           321,773

CLASS D
   Subscriptions                                       --                --                --                --
   Distributions reinvested                           699             8,578             1,550            19,245
   Redemptions                                     (3,200)          (39,337)           (3,669)          (45,705)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                                 (2,501)          (30,759)           (2,119)          (26,460)

CLASS Z
   Subscriptions                                1,012,417        12,452,595         2,480,673        30,813,256
   Distributions reinvested                       481,885         5,917,534         1,089,490        13,526,156
   Redemptions                                 (2,400,142)      (29,488,895)       (5,480,491)      (68,059,325)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                               (905,840)      (11,118,766)       (1,910,328)      (23,719,913)

                                 See Accompanying Notes to Financial Statements.

                                                              CONSERVATIVE HIGH YIELD FUND
                                          ---------------------------------------------------------------------
                                                     (UNAUDITED)
                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                  FEBRUARY 28, 2006                    AUGUST 31, 2005
                                          ---------------------------------   ---------------------------------
                                              SHARES          DOLLARS ($)         SHARES          DOLLARS ($)
---------------------------------------------------------------------------------------------------------------
CLASS A
   Subscriptions                                2,273,411        19,349,231        13,423,846       117,028,635
   Distributions reinvested                       826,678         7,021,666         2,065,131        17,948,131
   Redemptions                                (15,144,981)     (128,619,644)      (16,837,776)     (146,110,417)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                            (12,044,892)     (102,248,747)       (1,348,799)      (11,133,651)

CLASS B
   Subscriptions                                  161,382         1,373,830           862,559         7,531,933
   Distributions reinvested                       184,250         1,565,006           389,458         3,385,348
   Redemptions                                 (1,420,107)      (12,074,737)       (2,653,951)      (23,007,017)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                             (1,074,475)       (9,135,901)       (1,401,934)      (12,089,736)

CLASS C
   Subscriptions                                   64,330           548,328           762,137         6,674,038
   Distributions reinvested                        30,365           257,908            71,725           623,538
   Redemptions                                   (511,565)       (4,348,774)       (1,060,783)       (9,187,204)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                               (416,870)       (3,542,538)         (226,921)       (1,889,628)

CLASS D
   Subscriptions                                   19,457           165,333           146,777         1,283,654
   Distributions reinvested                       105,766           898,324           265,523         2,309,840
   Redemptions                                 (1,639,215)      (13,932,450)       (3,590,651)      (31,251,310)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                             (1,513,992)      (12,868,793)       (3,178,351)      (27,657,816)

CLASS Z
   Subscriptions                                9,778,775        83,070,031        32,414,551       282,996,586
   Distributions reinvested                     1,430,233        12,148,251         3,631,192        31,579,944
   Redemptions                                (26,232,882)     (222,864,537)      (47,950,763)     (415,983,291)
                                          ---------------   ---------------   ---------------   ---------------
      Net decrease                            (15,023,874)     (127,646,255)      (11,905,020)     (101,406,761)

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                               COLUMBIA INTERNATIONAL STOCK FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          (UNAUDITED)
                                           SIX MONTHS
                                             ENDED                 YEAR ENDED AUGUST 31,        PERIOD ENDED      PERIOD ENDED
                                          FEBRUARY 28,          --------------------------       AUGUST 31,       DECEMBER 31,
CLASS A SHARES                                2006                 2005            2004           2003 (a)          2002 (b)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $      15.76          $    13.04      $    11.34      $      10.05      $      10.04

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (c)                 (0.02)               0.25            0.01              0.04             (0.02)
Net realized and unrealized gain on
 investments and foreign currency,
 net of foreign capital gains tax                 2.28                2.47            1.69              1.25              0.03
                                          ------------          ----------      ----------      ------------      ------------
Total from investment operations                  2.26                2.72            1.70              1.29              0.01

LESS DISTRIBUTIONS:
From net investment income                       (0.13)                 --(d)           --                --                --
From net realized gains                          (0.17)                 --              --                --                --
                                          ------------          ----------      ----------      ------------      ------------
Total distributions                              (0.30)                 --(d)           --                --                --

REDEMPTION FEES:
Redemption fees added to paid-in-
 capital                                            --(c)(d)            --(c)(d         --(c)(d)          --                --

NET ASSET VALUE, END OF PERIOD            $      17.72          $    15.76      $    13.04      $      11.34      $      10.05
Total return (e)                                 14.43%(f)(g)        20.89%(f)       14.99%(f)         12.84%(g)          0.10%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $    270,328          $   71,270      $   24,119      $     21,664      $     20,178
Ratio of operating expenses to average
 net assets (h)                                   1.18%(i)            1.25%           1.72%             1.90%(i)          1.86%(i)
Ratio of interest expense to average
 net assets                                         --%(i)(j)           --              --                --                --
Ratio of net expenses to average
 net assets (h)                                   1.18%(i)            1.25%           1.72%             1.90%(i)          1.86%(i)
Ratio of net investment income (loss)
 to average net assets (h)                      (0.21)%(i)            1.71%           0.10%             0.61%(i)        (0.39)%(i)
Waiver                                            0.05%(i)            0.09%           0.09%               --                --
Portfolio turnover rate                             60%(g)              66%             90%               43%(g)            96%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended February 28, 2006, which had an impact of 0.01%.
(i)  Annualized.
(j)  Rounds to less than 0.01%.

                                 See Accompanying Notes to Financial Statements.

                                          (UNAUDITED)
                                           SIX MONTHS
                                             ENDED                 YEAR ENDED AUGUST 31,        PERIOD ENDED      PERIOD ENDED
                                          FEBRUARY 28,          --------------------------       AUGUST 31,       DECEMBER 31,
CLASS B SHARES                                2006                 2005            2004           2003 (a)          2002 (b)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $      15.37          $    12.81      $    11.23      $      10.02      $      10.04

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (c)                 (0.08)               0.07           (0.09)            (0.03)            (0.05)
Net realized and unrealized gain on
  investments and foreign currency,
   net of foreign capital gains tax               2.25                2.49            1.67              1.24              0.03
                                          ------------          ----------      ----------      ------------      ------------
Total from investment operations                  2.17                2.56            1.58              1.21             (0.02)

LESS DISTRIBUTIONS:
From net investment income                       (0.01)                 --              --                --                --
From net realized gains                          (0.17)                 --              --                --                --
                                          ------------          ----------      ----------      ------------      ------------
Total distributions                              (0.18)                 --              --                --                --

REDEMPTION FEES:
Redemption fees added to paid-in-capital            --(c)(d)            --(c)(d)        --(c)(d)          --                --
Net asset value, end of period            $      17.36          $    15.37      $    12.81      $      11.23      $      10.02
Total return (e)(f)                              14.19%(g)           19.98%          14.07%            12.08%(g)         (0.20)%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $     55,026          $   12,026      $   10,221      $     10,316      $     10,920
Ratio of operating expenses to average
  net assets (h)                                  1.93%(i)            2.01%           2.50%             2.98%(i)          3.64%(i)
Ratio of interest expense to average
  net assets                                        --%(i)(j)           --              --                --                --
Ratio of net expenses to average
  net assets (h)                                  1.93%(i)            2.01%           2.50%             2.98%(i)          3.64%(i)
Ratio of net investment income (loss)
 to average net assets (h)                       (0.96)%(i)           0.47%          (0.69)            (0.47)(i)        (2.17)%(i)
Waiver                                            0.05%(i)            0.10%           0.18%             0.11%(i)          0.11%(i)
Portfolio turnover rate                             60%(g)              66%             90%               43%(g)            96%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming no contingent deferred sales charge.
(f) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended February 28, 2006, which had an impact of 0.01%.
(i)  Annualized.
(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

                                                                             (UNAUDITED)
                                                                              SIX MONTHS
                                                                                ENDED           YEAR ENDED      PERIOD ENDED
                                                                             FEBRUARY 28,       AUGUST 31,       AUGUST 31,
CLASS C SHARES                                                                   2006              2005           2004 (a)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $      15.43       $    12.86      $      12.27

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                                    (0.08)            0.07             (0.01)
Net realized and unrealized gain on investments and
  foreign currency, net of foreign capital gains tax                                 2.26             2.50              0.60
                                                                             ------------       ----------      ------------
Total from investment operations                                                     2.18             2.57              0.59

LESS DISTRIBUTIONS:
From net investment income                                                          (0.01)              --                --
From net realized gains                                                             (0.17)              --                --
                                                                             ------------       ----------      ------------
Total distributions                                                                 (0.18)              --                --

REDEMPTION FEES:
Redemption fees added to paid-in-capital (b)(c)                                        --               --                --

NET ASSET VALUE, END OF PERIOD                                               $      17.43       $    15.43      $      12.86
Total return (d)(e)                                                                 14.20%(f)        19.98%             4.81%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                     $     28,235       $      904      $        632
Ratio of operating expenses to average net assets (g)                                1.93%(h)         2.01%             2.11%(h)
Ratio of interest expense to average net assets                                        --%(h)(i)        --                --
Ratio of net expenses to average net assets (g)                                      1.93%(h)         2.01%             2.11%(h)
Ratio of net investment income (loss) to average net assets (g)                    (0.99)%(h)         0.46%            (0.05)%(h)
Waiver                                                                               0.05%(h)         0.10%             0.35%(h)
Portfolio turnover rate                                                                60%(f)           66%               90%

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended February 28, 2006, which had an impact of 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

                                 See Accompanying Notes to Financial Statements.

                                          (UNAUDITED)
                                           SIX MONTHS
                                             ENDED                 YEAR ENDED AUGUST 31,        PERIOD ENDED      PERIOD ENDED
                                          FEBRUARY 28,          --------------------------       AUGUST 31,       DECEMBER 31,
CLASS D SHARES                                2006                 2005            2004           2003 (a)          2002 (b)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $      15.48          $    12.91      $    11.27      $      10.02      $      10.04

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (c)                 (0.07)               0.06           (0.04)            --(d)             (0.04)
Net realized and unrealized gain on
  investments and foreign currency,
  net of foreign capital gains tax                2.25                2.51            1.68              1.25              0.02
                                          ------------          ----------      ----------      ------------      ------------
Total from investment operations                  2.18                2.57            1.64              1.25             (0.02)

LESS DISTRIBUTIONS:
From net investment income                       (0.01)                 --              --                --                --
From net realized gains                          (0.17)                 --              --                --                --
                                          ------------          ----------      ----------      ------------      ------------
Total distributions                              (0.18)                 --              --                --                --

REDEMPTION FEES:
Redemption fees added to paid-in-capital            --(c)(d)            --(c)(d)        --(c)(d)          --                --

NET ASSET VALUE, END OF PERIOD            $      17.48          $    15.48      $    12.91      $      11.27      $      10.02
Total return (e)(f)                              14.16%(g)           19.91%          14.55%            12.48%(g)         (0.20)%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $        815          $      740      $      738      $        633      $        542
Ratio of operating expenses to average
  net assets (h)                                  1.93%(i)            2.01%           2.10%             2.49%(i)          3.48%(i)
Ratio of interest expense to average
  net assets                                        --%(i)(j)           --              --                --                --
Ratio of net expenses to average
  net assets (h)                                  1.93%(i)            2.01%           2.10%             2.49%(i)          3.48%(i)
Ratio of net investment income (loss)
  to average net assets (h)                      (0.89)%(i)           0.40%          (0.27)%            0.02%(i)         (2.01)%(i)
Waiver                                            0.05%(i)            0.10%           0.57%             0.75%(i)          0.75%(i)
Portfolio turnover rate                             60%(g)              66%             90%               43%(g)            96%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming no contingent deferred sales charge.
(f) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended February 28, 2006, which had an impact of 0.01%.
(i)  Annualized.
(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

                                                                        (UNAUDITED)
                                                                         SIX MONTHS
                                                                           ENDED        PERIOD ENDED
                                                                        FEBRUARY 28,     AUGUST 31,
CLASS G SHARES                                                              2006          2005 (a)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $      15.37    $      15.06

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                                               (0.07)           0.12
Net realized and unrealized gain on investments and
  foreign currency, net of foreign capital gains tax                            2.24            0.19
                                                                        ------------    ------------
Total from investment operations                                                2.17            0.31

LESS DISTRIBUTIONS:
From net investment income                                                     (0.02)             --
From net realized gains                                                        (0.17)             --
                                                                        ------------    ------------
Total distributions                                                            (0.19)             --

REDEMPTION FEES:
Redemption fees added to paid-in-capital (b)(c)                                   --              --

NET ASSET VALUE, END OF PERIOD                                          $      17.35    $      15.37
Total return (d)(e)(f)                                                         14.18%           2.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                $      3,282    $      4,015
Ratio of operating expenses to average net assets (g)(h)                        1.88%           1.93%
Ratio of interest expense to average net assets (h)                               --%(i)          --
Ratio of net expenses to average net assets (g)(h)                              1.88%           1.93%
Ratio of net investment income (loss) to average net assets (g)(h)             (0.83)%          0.81%
Waiver (h)                                                                      0.05%           0.08%
Portfolio turnover rate                                                           60%             66%

(a) Class G shares were initially offered on March 18, 2005. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended February 28, 2006, which had an impact of 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

                                 See Accompanying Notes to Financial Statements.

                                 (UNAUDITED)
                                 SIX MONTHS
                                    ENDED                    YEAR ENDED AUGUST 31,       PERIOD ENDED
                                 FEBRUARY 28,          ---------------------------------- AUGUST 31,
CLASS Z SHARES                      2006                  2005             2004            2003 (a)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD             $       15.85          $    13.14       $    11.40       $      10.05

INCOME FROM INVESTMENT
OPERATIONS:
Net investment
  income (loss)                          0.01(c)             0.25(c)          0.11(c)            0.07(c)
Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency, net of foreign
  capital gains tax                      2.30                2.53             1.67               1.27
                                -------------          ----------       ----------       ------------
Total from investment
  operations                             2.31                2.78             1.78               1.34

LESS DISTRIBUTIONS:
From net investment
income                                  (0.17)              (0.07)           (0.04)                --
From net realized gains                 (0.17)                 --               --                 --
Return of capital                          --                  --               --                 --
                                -------------          ----------       ----------       ------------
Total distributions                     (0.34)              (0.07)           (0.04)                --

REDEMPTION FEES:

Redemption fees added
  to paid-in-capital                       --(c)(d)            --(c)(d)         --(c)(d)         0.01(c)

NET ASSET VALUE,
END OF PERIOD                   $       17.82          $    15.85       $    13.14       $      11.40
Total return (e)                        14.66%(f)(g)        21.20%(f)        15.65%(f)          13.43%(f)(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)                $   1,027,141          $  964,495       $  558,082       $    248,718
Ratio of operating expenses
  to average net assets (h)             0.93%(i)             1.00%            1.10%              1.47%(i)
Ratio of interest expense
  to average net assets                   --%(i)(j)            --               --                 --
Ratio of net expenses to
  average net assets (h)                 0.93%(i)            1.00%            1.10%              1.47%(i)
Ratio of net investment
  income (loss) to average
  net assets (h)                         0.11%(i)            1.71%            0.81%              1.03%(i)
Waiver                                   0.05%(i)            0.10%            0.18%              0.12%(i)
Portfolio turnover rate                    60%(g)              66%              90%                43%(g)

                                        YEAR ENDED AUGUST 31,
                                --------------------------------------
CLASS Z SHARES                   2002 (b)            2001       2000
------------------------------------------------------------------------
NET ASSET VALUE,

BEGINNING OF PERIOD             $    12.03      $    14.77    $    22.81
INCOME FROM INVESTMENT
OPERATIONS:
Net investment
  income (loss)                   --(c)(d)            0.01         (0.04)
Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency, net of foreign
  capital gains tax                  (1.94)          (2.74)        (5.17)
                                ----------      ----------    ----------
Total from investment
  operations                         (1.94)          (2.73)        (5.21)

LESS DISTRIBUTIONS:
From net investment
  income                             (0.01)          (0.01)           --
From net realized gains                 --              --         (2.83)
Return of capital                    (0.03)             --            --
                                ----------      ----------    ----------
Total distributions                  (0.04)          (0.01)        (2.83)

REDEMPTION FEES:

Redemption fees added                   --              --            --
  to paid-in-capital

NET ASSET VALUE,
END OF PERIOD                   $    10.05      $    12.03    $    14.77
Total return (e)                    (16.10)%(f)     (18.47)%      (22.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in thousands)                $  143,332      $  135,626    $  175,316
Ratio of operating expenses
  to average net assets (h)           1.49%           1.56%         1.42%
Ratio of interest expense
  to average net assets                 --              --            --
Ratio of net expenses to
  average net assets (h)              1.49%           1.56%         1.42%
Ratio of net investment
  income (loss) to average
  net assets (h)                     (0.02)           0.06%        (0.19)%
Waiver                                0.12%             --            --
Portfolio turnover rate                 96%            130%          112%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Rounds to less than $0.01 per share.
(e)  Total return at net asset value assuming all distributions reinvested.
(f) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended February 28, 2006, which had an impact of 0.01%.
(i)  Annualized.
(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                    COLUMBIA MID CAP GROWTH FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            (UNAUDITED)
                                            SIX MONTHS
                                               ENDED                YEAR ENDED AUGUST 31,      PERIOD ENDED       PERIOD ENDED
                                            FEBRUARY 28,         --------------------------     AUGUST 31,        DECEMBER 31,
CLASS A SHARES                                  2006                2005           2004          2003 (a)           2002 (b)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $          22.16       $     16.99    $     18.09    $      14.77       $      15.15

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (c)                              (0.06)            (0.15)         (0.23)          (0.14)             (0.02)
Net realized and unrealized gain (loss)
  on investments and foreign currency                 3.50              5.32          (0.87)           3.46              (0.36)
                                          ----------------       -----------    -----------    ------------       ------------
Total from investment operations                      3.44              5.17          (1.10)           3.32              (0.38)

LESS DISTRIBUTIONS:
From net realized gains                              (0.31)               --             --              --                 --

NET ASSET VALUE, END OF PERIOD            $          25.29       $     22.16    $     16.99    $      18.09       $      14.77
Total return (d)(e)                                  15.61%(f)         30.43%         (6.08)%         22.48%(f)          (2.51)%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $         10,949       $     6,078    $     4,432    $      4,525       $      1,180
Ratio of operating expenses to average
  net assets (g)                                      1.18%(h)          1.23%          1.53%           1.60%(h)           1.49%(h)
Ratio of interest expense to average
  net assets                                            --                --%(i)         --              --                 --
Ratio of net expenses to average
  net assets (g)                                      1.18%(h)           1.23%          1.53%           1.60%(h)           1.49%(h)
Ratio of net investment loss to average
  net assets (g)                                     (0.48)%(h)        (0.76)%        (1.21)%         (1.31)%(h)         (1.22)%(h)
Waiver                                                0.03%(h)          0.05%          0.02%           0.01%(h)           0.01%(h)
Portfolio turnover rate                                 20%(f)           104%           139%             78%(f)             88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

                                 See Accompanying Notes to Financial Statements.

                                          (UNAUDITED)
                                           SIX MONTHS
                                             ENDED            YEAR ENDED AUGUST 31,       PERIOD ENDED       PERIOD ENDED
                                          FEBRUARY 28,       ----------------------        AUGUST 31,        DECEMBER 31,
CLASS B SHARES                                2006             2005         2004            2003 (a)           2002 (b)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $      21.69       $   16.75    $   17.98       $      14.76       $      15.15

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (c)                          (0.14)          (0.30)       (0.36)             (0.22)             (0.04)
Net realized and unrealized gain (loss)
  on investments and foreign currency             3.42            5.24        (0.87)              3.44              (0.35)
                                          ------------       ---------    ---------       ------------       ------------
Total from investment operations                  3.28            4.94        (1.23)              3.22              (0.39)

LESS DISTRIBUTIONS:
From net realized gains                          (0.31)             --           --                 --                 --

NET ASSET VALUE, END OF PERIOD            $      24.66       $   21.69    $   16.75       $      17.98       $      14.76
Total return (d)(e)                              15.21%(f)       29.49%       (6.84)%            21.82%(f)          (2.57)%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $      7,992       $   6,377    $   5,079       $      4,242       $      3,383
Ratio of operating expenses to average
  net assets (g)                                  1.93%(h)        1.98%        2.29%              2.36%(h)           2.32%(h)
Ratio of interest expense to average
  net assets                                        --          --%(i)           --                 --                 --
Ratio of net expenses to average
  net assets (g)                                  1.93%(h)        1.98%        2.29%              2.36%(h)           2.32%(h)
Ratio of net investment loss to average
  net assets (g)                                 (1.23)%(h)       (1.51)%      (1.97)%            (2.06)%(h)         (2.05)%(h)
Waiver                                            0.03%(h)        0.05%        0.10%              0.12%(h)           0.12%(h)
Portfolio turnover rate                             20%(f)         104%         139%                78%(f)             88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

                                                                   (UNAUDITED)
                                                                    SIX MONTHS
                                                                      ENDED            YEAR ENDED        PERIOD ENDED
                                                                   FEBRUARY 28,        AUGUST 31,         AUGUST 31,
CLASS C SHARES                                                         2006               2005             2004 (a)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $      21.74       $      16.79       $      17.88

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                   (0.14)             (0.30)             (0.30)
Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     3.42               5.25              (0.79)
                                                                   ------------       ------------       ------------
Total from investment operations                                           3.28               4.95              (1.09)

LESS DISTRIBUTIONS:
From net realized gains                                                   (0.31)                --                 --

NET ASSET VALUE, END OF PERIOD                                     $      24.71       $      21.74       $      16.79
Total return (c)(d)                                                       15.18%(e)          29.48%             (6.10)%(e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $      1,447       $        674       $        501
Ratio of operating expenses to average net assets (f)                      1.93%(g)           1.98%              2.18%(g)
Ratio of interest expense to average net assets                              --                 --%(h)              --
Ratio of net expenses to average net assets (f)                            1.93%(g)           1.98%              2.18%(g)
Ratio of net investment loss to average net assets (f)                   (1.21)%(g)          (1.52)%            (1.83)%(g)
Waiver                                                                     0.03%(g)           0.05%              0.08%(g)
Portfolio turnover rate                                                      20%(f)            104%               139%

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  The benefits derived from custody credits had an impact of less than 0.01%.
(g)  Annualized.
(h)  Rounds to less than 0.01%.

                                 See Accompanying Notes to Financial Statements.

                                          (UNAUDITED)
                                           SIX MONTHS
                                             ENDED            YEAR ENDED AUGUST 31,    PERIOD ENDED       PERIOD ENDED
                                          FEBRUARY 28,       ----------------------     AUGUST 31,        DECEMBER 31,
CLASS D SHARES                                2006             2005         2004         2003 (a)           2002 (b)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $      21.71       $   16.77    $   17.98    $      14.76       $      15.15

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (c)                          (0.14)          (0.30)       (0.34)          (0.21)             (0.04)
Net realized and unrealized gain (loss)
  on investments and foreign currency             3.42            5.24        (0.87)           3.43              (0.35)
                                          ------------       ---------    ---------    ------------       ------------
Total from investment operations                  3.28            4.94        (1.21)           3.22              (0.39)

LESS DISTRIBUTIONS:
From net realized gains                          (0.31)             --           --              --                 --

NET ASSET VALUE, END OF PERIOD            $      24.68       $   21.71    $   16.77    $      17.98       $      14.76
Total return (d)(e)                              15.20%(f)       29.46%       (6.73)%         21.82%(f)          (2.57)%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $        426       $     438    $     599    $        737       $        433
Ratio of operating expenses to average
  net assets (g)                                  1.93%(h)        1.98%        2.19%           2.27%(h)           2.32%(h)
Ratio of interest expense to average
  net assets                                        --              --%(i)       --              --                 --
Ratio of net expenses to average
  net assets (g)                                  1.93%(h)        1.98%        2.19%           2.27%(h)           2.32%(h)
Ratio of net investment loss to average
  net assets (g)                                 (1.24)%(h)      (1.54)%      (1.87)%         (1.97)%(h)         (2.05)%(h)
Waiver                                            0.03%(h)        0.05%        0.08%           0.09%(h)           0.09%(h)
Portfolio turnover rate                             20%(f)         104%         139%             78%(f)             88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

                                          (UNAUDITED)
                                           SIX MONTHS
                                             ENDED            YEAR ENDED AUGUST 31,     PERIOD ENDED       PERIOD ENDED
                                          FEBRUARY 28,       ----------------------      AUGUST 31,        DECEMBER 31,
CLASS G SHARES                                2006             2005         2004          2003 (a)           2002 (b)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $      21.63       $   16.70    $   17.98     $      14.77      $       15.15

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (c)                          (0.13)          (0.29)       (0.41)           (0.23)             (0.04)
Net realized and unrealized gain (loss)
  on investments and foreign currency             3.41            5.22        (0.87)            3.44              (0.34)
                                          ------------       ---------    ---------     ------------       -------------
Total from investment operations                  3.28            4.93        (1.28)            3.21              (0.38)

LESS DISTRIBUTIONS:
From net realized gains                          (0.31)             --           --               --                 --

NET ASSET VALUE, END OF PERIOD            $      24.60       $   21.63    $   16.70     $      17.98      $       14.77
Total return (d)                                 15.25%(e)(f)    29.52%(e)    (7.12)%(e)       21.73%(f)          (2.51)%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $        756       $     724    $     647     $        806      $         753
Ratio of operating expenses to average
  net assets (g)                                  1.88%(h)        1.93%        2.57%            2.47%(h)           2.35%(h)
Ratio of interest expense to average
  net assets                                        --             --%(i)        --               --                 --
Ratio of net expenses to average
  net assets (g)                                  1.88%(h)        1.93%        2.57%            2.47%(h)           2.35%(h)
Ratio of net investment loss to average
  net assets (g)                                 (1.19)%(h)      (1.47)%      (2.25)%          (2.17)%(h)         (2.08)%(h)
Waiver                                            0.03%(h)        0.05%        0.01%              --                 --
Portfolio turnover rate                             20%(f)         104%         139%              78%(f)             88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class G shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

                                 See Accompanying Notes to Financial Statements.

                                                                         (UNAUDITED)
                                                                        PERIOD ENDED
                                                                        FEBRUARY 28,
CLASS R SHARES                                                            2006 (a)
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $      24.44

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                        (0.01)
Net realized and unrealized gain on investments and foreign currency            0.85
                                                                        ------------
Total from investment operations                                                0.84

NET ASSET VALUE, END OF PERIOD                                          $      25.28
Total return (c)(d)                                                             3.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                                $         10
Ratio of expenses to average net assets (e)(f)                                  1.46%
Ratio of net investment loss to average net assets (e)(f)                      (0.54)%
Portfolio turnover rate (d)                                                       20%

(a) Class R shares were initially offered on January 23, 2006. Total return reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody credits had an impact of less than 0.01%.
(f)  Annualized.

See Accompanying Notes to Financial Statements.

                                          (UNAUDITED)
                                           SIX MONTHS
                                             ENDED                 YEAR ENDED AUGUST 31,        PERIOD ENDED      PERIOD ENDED
                                          FEBRUARY 28,          --------------------------       AUGUST 31,       DECEMBER 31,
CLASS T SHARES                                2006                 2005            2004            2003 (a)          2002 (b)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $      22.20          $    17.03      $    18.12      $      14.79      $      15.15

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (c)                          (0.06)              (0.16)          (0.22)            (0.12)            (0.02)
Net realized and unrealized gain (loss)
  on investments and foreign currency             3.50                5.33           (0.87)             3.45             (0.34)
                                          ------------          ----------      ----------      ------------      ------------
Total from investment operations                  3.44                5.17           (1.09)             3.33             (0.36)

LESS DISTRIBUTIONS:
From net realized gains                          (0.31)                 --              --                --                --

NET ASSET VALUE, END OF PERIOD            $      25.33          $    22.20      $    17.03      $      18.12      $      14.79
Total return (d)                                 15.59%(e)(f)        30.36%(e)       (6.02)%(e)        22.52%(f)         (2.38)%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $     30,237          $   27,969      $   25,236      $     29,920      $     25,966
Ratio of operating expenses to average
  net assets (g)                                  1.23%(h)            1.28%           1.50%             1.46%(h)          1.45%(h)
Ratio of interest expense to average
  net assets                                        --                  --%(i)          --                --                --
Ratio of net expenses to average
  net assets (g)                                  1.23%(h)            1.28%           1.50%             1.46%(h)          1.45%(h)
Ratio of net investment loss to average
  net assets (g)                                 (0.54)%(h)          (0.82)%         (1.19)            (1.16)%(h)        (1.18)%(h)
Waiver                                            0.03%(h)            0.05%           0.01%               --                --
Portfolio turnover rate                             20%(f)             104%            139%               78%(f)            88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class T shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

                                 See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED               YEAR ENDED AUGUST 31,        PERIOD ENDED
                             FEBRUARY 28,          -------------------------       AUGUST 31,
CLASS Z SHARES                   2006                 2005            2004          2003 (a)
----------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $      22.41          $   17.14       $   18.17      $      14.79

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss                 (0.03)(c)          (0.10)(c)       (0.14)(c)         (0.08)(c)
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                   3.54               5.37           (0.89)             3.46
                             ------------          ---------       ---------      ------------
Total from investment
  operations                         3.51               5.27           (1.03)             3.38

LESS DISTRIBUTIONS:
From net realized
  gains                             (0.31)                --              --                --

NET ASSET VALUE,
END OF PERIOD                $      25.61          $   22.41       $   17.14      $      18.17
Total return (d)                    15.75%(e)(f)       30.75%(e)       (5.67)%(e)        22.85%(e)(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (in thousands)      $    881,308          $ 799,505       $ 825,988      $    998,943
Ratio of operating
  expenses to average
  net assets (g)                     0.93%(h)           0.98%           1.07%             1.09%(h)
Ratio of interest
  expense
  to average net assets                --                 --%(i)          --                --
Ratio of net expenses
  to average net assets (g)          0.93%(h)           0.98%           1.07%             1.09%(h)
Ratio of net investment
  loss to average
  net assets (g)                    (0.24)%(h)         (0.52)%         (0.75)%           (0.80)%(h)
Waiver                               0.03%(h)           0.05%           0.05%             0.05%(h)
Portfolio turnover rate                20%(f)            104%            139%               78%(f)

                                     YEAR ENDED DECEMBER 31,
                             ---------------------------------------
CLASS Z SHARES                2002 (b)         2001          2000
--------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $   19.60      $   25.99    $     29.93

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss              (0.13)(c)      (0.11)         (0.10)
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency               (4.68)         (5.35)          4.45
                             ---------      ---------    -----------
Total from investment
  operations                     (4.81)         (5.46)          4.35

LESS DISTRIBUTIONS:
From net realized
  gains                             --          (0.93)         (8.29)

NET ASSET VALUE,
END OF PERIOD                $   14.79      $   19.60    $     25.99
Total return (d)                (24.54)%(e)    (20.98)%        13.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (in thousands)      $ 807,342      $ 786,071    $ 1,095,525
Ratio of operating
  expenses to average
  net assets (g)                  1.12%          1.08%          0.99%
Ratio of interest
  expense
  to average net assets             --             --             --
Ratio of net expenses
  to average net assets (g)       1.12%          1.08%          0.99%
Ratio of net investment
  loss to average
  net assets (g)                 (0.85)%        (0.49)%        (0.38)%
Waiver                            0.05%            --             --
Portfolio turnover rate             88%           186%           169%

(a) The Fund changed its fiscal year end from December 31 to August 31.
(b) On November 1, 2002, the existing Fund shares were renamed Class Z shares.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits had an impact of less than 0.01%.
(h) Annualized.
(i) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                COLUMBIA SMALL CAP GROWTH FUND I

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                (UNAUDITED)
                                                               PERIOD ENDED
                                                               FEBRUARY 28,
CLASS A SHARES                                                   2006 (a)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      27.47

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                               (0.12)
Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     5.05
                                                               ------------
Total from investment operations                                       4.93

LESS DISTRIBUTIONS:
From net realized gains                                               (0.89)

NET ASSET VALUE, END OF PERIOD                                 $      31.51
Total return (c)(d)                                                   18.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $        458
Ratio of operating expenses to average net assets (e)(f)               1.40%
Ratio of interest expense to average net assets (f)(g)                   --%
Ratio of net expenses to average net assets (e)(f)                     1.40%
Ratio of net investment loss to average net assets (e)(f)             (1.24)%
Portfolio turnover rate (d)                                              60%

(a) Class A shares were initially offered November 1, 2005.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Not annualized.
(e) The benefits derived from custody credits had an impact of less than 0.01%.
(f) Annualized.
(g) Rounds to less than 0.01%.

                                                                (UNAUDITED)
                                                               PERIOD ENDED
                                                               FEBRUARY 28,
CLASS B SHARES                                                   2006 (a)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      27.47

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                               (0.20)
Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     5.08
                                                               ------------
Total from investment operations                                       4.88

LESS DISTRIBUTIONS:
From net realized gains                                               (0.89)

NET ASSET VALUE, END OF PERIOD                                 $      31.46
Total return (c)(d)                                                   18.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $        151
Ratio of operating expenses to average net assets (e)(f)               2.15%
Ratio of interest expense to average net assets (f)(g)                   --%
Ratio of net expenses to average net assets (e)(f)                     2.15%
Ratio of net investment loss to average net assets (e)(f)             (1.99)%
Portfolio turnover rate (d)                                              60%

(a) Class B shares were initially offered November 1, 2005.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits had an impact of less than 0.01%.
(f) Annualized.
(g) Rounds to less than 0.01%.

                                 See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                (UNAUDITED)
                                                               PERIOD ENDED
                                                               FEBRUARY 28,
CLASS C SHARES                                                   2006 (a)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      27.47

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                               (0.20)
Net realized and unrealized gain on investments
  and foreign currency                                                 5.08
                                                               ------------
Total from investment operations                                       4.88

LESS DISTRIBUTIONS:
From net realized gains                                               (0.89)

NET ASSET VALUE, END OF PERIOD                                 $      31.46
Total return (c)(d)                                                   18.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $         78
Ratio of operating expenses to average net assets (e)(f)               2.15%
Ratio of interest expense to average net assets (f)(g)                   --%
Ratio of net expenses to average net assets (e)(f)                     2.15%
Ratio of net investment loss to average net assets (e)(f)             (1.99)%
Portfolio turnover rate (d)                                              60%

(a) Class C shares were initially offered November 1, 2005.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits had an impact of less than 0.01%.
(f) Annualized.
(g) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              (UNAUDITED)
                              SIX MONTHS
                                 ENDED               YEAR ENDED AUGUST 31,        PERIOD ENDED
                             FEBRUARY 28,          -------------------------       AUGUST 31,
CLASS Z SHARES                   2006                 2005            2004          2003 (a)
----------------------------------------------------------------------------------------------
NET ASSET VALUE,             $      27.80          $   21.32       $   21.62      $      16.30
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss                 (0.14)(c)          (0.24)(c)       (0.24)(c)         (0.13)(c)
Net realized and
  unrealized gain (loss)
  on investments
  and foreign currency               4.77               6.72           (0.06)             5.45
                             ------------          ---------       ---------      ------------
Total from investment
  operations                         4.63               6.48           (0.30)             5.32

LESS DISTRIBUTIONS:
From net realized gains             (0.89)                --              --                --

NET ASSET VALUE,
END OF PERIOD                $      31.54          $   27.80       $   21.32      $      21.62
Total return (d)                    17.02%(e)(f)       30.39%(g)       (1.39)%           32.64%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (in thousands)      $    206,873          $ 214,659       $ 543,016      $    637,616
Ratio of operating
  expenses to average
  net assets (h)                     1.13%(i)           1.16%           1.18%             1.28%(i)
Ratio of interest expense
  to average net assets                --%(i)(j)          --%(j)          --                --
Ratio of net expenses to
  average net assets (h)             1.13%(i)           1.16%           1.18%             1.28%(i)
Ratio of net investment
  loss to average
  net assets (h)                   (0.96)%(i)          (0.99)%         (1.01)%           (1.09)%(i)
Waiver                                 --%(i)(j)          --              --                --
Portfolio turnover rate                60%(f)            114%            118%               79%(f)

                                     YEAR ENDED DECEMBER 31,
                             ---------------------------------------
CLASS Z SHARES                2002 (b)         2001          2000
--------------------------------------------------------------------
NET ASSET VALUE,             $   22.20      $   25.87    $     27.26
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss              (0.17)(c)      (0.13)         (0.10)
Net realized and
  unrealized gain (loss)
  on investments
  and foreign currency           (5.73)         (3.54)          1.75
                             ---------      ---------    -----------
Total from investment
  operations                     (5.90)         (3.67)          1.65

LESS DISTRIBUTIONS:
From net realized gains             --             --          (3.04)

NET ASSET VALUE,
END OF PERIOD                $   16.30      $   22.20    $     25.87
Total return (d)                (26.58)%       (14.19)%         5.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (in thousands)      $ 493,031      $ 617,966    $   518,970
Ratio of operating
  expenses to average
  net assets (h)                  1.24%          1.23%          1.22%
Ratio of interest expense
  to average net assets             --             --             --
Ratio of net expenses to
  average net assets (h)          1.24%          1.23%          1.22%
Ratio of net investment
  loss to average
  net assets (h)                 (0.90)%        (0.71)%        (0.44)%
Waiver                              --             --             --
Portfolio turnover rate            109%           129%           145%

(a) The Fund changed its fiscal year end from December 31 to August 31.
(b) On November 1, 2002, the existing Fund shares were renamed Class Z shares.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested.
(e) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) Total return includes a reimbursement of loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(h) The benefits derived from custody credits had an impact of less than 0.01%.
(i) Annualized.
(j) Rounds to less than 0.01%.

                                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                COLUMBIA REAL ESTATE EQUITY FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           (UNAUDITED)
                                            SIX MONTHS
                                               ENDED               YEAR ENDED AUGUST 31,     PERIOD ENDED          PERIOD ENDED
                                           FEBRUARY 28,         --------------------------    AUGUST 31,           DECEMBER 31,
CLASS A SHARES                                 2006                2005            2004        2003 (a)              2002 (b)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $      27.84         $    25.59     $     21.04   $      17.80          $      17.01

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                          0.33               0.79(d)         0.77           0.36(e)               0.26
Net realized and unrealized gain
  on investments                                   2.04               4.73            4.67           3.11(e)               0.78
                                            -----------         ----------      ----------    --------------       ------------
Total from investment operations                   2.37               5.52            5.44           3.47                  1.04

LESS DISTRIBUTIONS:
From net investment income                        (0.49)             (0.75)          (0.70)         (0.23)                (0.25)
From net realized gains                           (3.28)             (2.52)          (0.19)            --                    --
                                            -----------         ----------      ----------    --------------       ------------
Total distributions                               (3.77)             (3.27)          (0.89)         (0.23)                (0.25)

NET ASSET VALUE, END OF PERIOD             $      26.44         $    27.84     $     25.59   $      21.04          $      17.80
Total return (f)                                   9.51%(g)          22.65%          26.42%         19.62%(g)              6.10%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
thousands)                                 $     42,216         $   45,756     $    32,703   $     12,364          $        905
Ratio of operating expenses to average
  net assets (h)                                   1.17%(i)           1.18%           1.20%          1.55%(i)              1.43%(i)
Ratio of interest expense to average
  net assets                                         --%(i)(j)          --              --             --                    --
Ratio of net expenses to average
  net assets (h)                                   1.17%(i)           1.18%           1.20%          1.55%(i)              1.43%(i)
Ratio of net investment income to average
  net assets (h)                                   2.50%(i)           2.98%           3.27%          2.70%(e)(i)           4.81%(i)
Waiver                                               --%(i)(j)          --              --             --                    --
Portfolio turnover rate                               5%(g)             10%             28%            33%(g)                53%

(a) The Fund changed its fiscal year end from December 31 to August 31.
(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.
(e) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 3.12% to 2.70%. Per share data and ratios for the period prior to August 31, 2003 have not been restated to reflect this change in policy.
(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(g) Not annualized.
(h) The benefits derived from custody credits had an impact of less than 0.01%.
(i) Annualized.
(j) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                (UNAUDITED)
                                 SIX MONTHS
                                   ENDED              YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS B SHARES                     2006                2005          2004        2003 (a)               2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                        $      27.85         $   25.60     $   21.03   $      17.82          $      17.01

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (c)               0.23              0.60(d)       0.58           0.24(e)               0.22
Net realized and unrealized
 gain on investments                    2.05              4.73          4.70           3.12(e)               0.81
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             2.28              5.33          5.28           3.36                  1.03

LESS DISTRIBUTIONS:
From net investment income             (0.39)            (0.56)        (0.52)         (0.15)                (0.22)
From net realized gains                (3.28)            (2.52)        (0.19)            --                    --
                                ------------         ---------     ---------   ------------          ------------
Total distributions                    (3.67)            (3.08)        (0.71)         (0.15)                (0.22)

NET ASSET VALUE, END OF PERIOD  $      26.46         $   27.85     $   25.60   $      21.03          $      17.82
Total return (f)                        9.12%(g)         21.74%        25.53%         18.97%(g)              6.09%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $     13,113         $  14,393     $  11,234   $      4,776          $      1,074
Ratio of operating expenses
 to average net assets (h)              1.92%(i)          1.93%         1.98%          2.37%(i)              2.18%(i)
Ratio of interest expense
 to average net assets                    --%(i)(j)         --            --             --                    --
Ratio of net expenses
 to average net assets (h)              1.92%(i)          1.93%         1.98%          2.37%(i)              2.18%(i)
Ratio of net investment income
 to average net assets (h)              1.74%(i)          2.26%         2.47%          1.86%(e)(i)           4.06%(i)
Waiver                                    --%(i)(j)         --            --             --                    --
Portfolio turnover rate                    5%(g)            10%           28%            33%(g)                53%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.
(e) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 2.28% to 1.86%. Per share data and ratios for the period prior to August 31, 2003 have not been restated to reflect this change in policy.
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)  Not annualized.
(h)  The benefits derived from custody credits had an impact of less than 0.01%.
(i)  Annualized.
(j)  Rounds to less than 0.01%.

                                 See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   (UNAUDITED)
                                                                    SIX MONTHS
                                                                      ENDED               YEAR ENDED AUGUST 31,
                                                                   FEBRUARY 28,          ------------------------
CLASS C SHARES                                                         2006                2005         2004 (a)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $      27.83          $   25.58      $   21.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                  0.22               0.55(c)        0.41
Net realized and unrealized gain on investments                            2.06               4.78           3.72
                                                                   ------------          ---------      ---------
Total from investment operations                                           2.28               5.33           4.13

LESS DISTRIBUTIONS:
From net investment income                                                (0.39)             (0.56)         (0.35)
From net realized gains                                                   (3.28)             (2.52)         (0.19)
                                                                   ------------          ---------      ---------
Total distributions                                                       (3.67)             (3.08)         (0.54)

NET ASSET VALUE, END OF PERIOD                                     $      26.44          $   27.83      $   25.58
Total return (d)                                                           9.13%(e)          21.75%         18.99%(e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $      5,056          $   4,821      $   2,404
Ratio of operating expenses to average net assets (f)                      1.92%(g)           1.93%          1.95%(g)
Ratio of interest expense to average net assets                              --%(g)(h)          --             --
Ratio of net expenses to average net assets (f)                            1.92%(g)           1.93%          1.95%(g)
Ratio of net investment income to average net assets (f)                   1.71%(g)           2.08%          1.93%(g)
Waiver                                                                       --%(g)(h)          --             --
Portfolio turnover rate                                                       5%(e)             10%            28%

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)  Not annualized.
(f)  The benefits derived from custody credits had an impact of less than 0.01%.
(g)  Annualized.
(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 (UNAUDITED)
                                 SIX MONTHS
                                    ENDED             YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS D SHARES                      2006                2005          2004       2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $      27.84         $   25.59     $   21.03   $      17.82          $      17.01

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (c)               0.23              0.60(d)       0.65           0.27(e)               0.21
Net realized and unrealized
 gain on investments                    2.06              4.73          4.63           3.10(e)               0.82
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             2.29              5.33          5.28           3.37                  1.03

LESS DISTRIBUTIONS:
From net investment income             (0.39)            (0.56)        (0.53)         (0.16)                (0.22)
From net realized gains                (3.28)            (2.52)        (0.19)            --                    --
                                ------------         ---------     ---------   ------------          ------------
Total distributions                    (3.67)            (3.08)        (0.72)         (0.16)                (0.22)

NET ASSET VALUE, END OF PERIOD  $      26.46         $   27.84     $   25.59   $      21.03          $      17.82
Total return (f)                        9.16%(g)         21.75%        25.55%         18.99%(g)              6.09%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
 period (in thousands)          $      3,957         $   4,263     $   4,059   $      3,466          $        365
Ratio of operating expenses to
 average net assets (h)                 1.92%(i)          1.93%         1.96%          2.30%(i)              2.18%(i)
Ratio of interest expense to
 average net assets                       --%(i)(j)         --           --            --                    --
Ratio of net expenses to
 average net assets (h)                 1.92%(i)          1.93%         1.96%          2.30%(i)              2.18%(i)
Ratio of net investment income
 to average net assets (h)              1.73%(i)          2.28%         2.81%          2.02%(e)(i)           4.06%(i)
Waiver                                    --%(i)(j)         --           --            --                    --
Portfolio turnover rate                    5%(g)            10%           28%            33%(g)                53%

----------
(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.
(e) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 2.44% to 2.02%. Per share data and ratios for the period prior to August 31, 2003 have not been restated to reflect this change in policy.
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)  Not annualized.
(h)  The benefits derived from custody credits had an impact of less than 0.01%.
(i)  Annualized.
(j)  Rounds to less than 0.01%.

                                 See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     (UNAUDITED)
                                                     SIX MONTHS
                                                        ENDED               YEAR ENDED AUGUST 31,       PERIOD ENDED
                                                    FEBRUARY 28,         --------------------------      AUGUST 31,
CLASS Z SHARES                                          2006                2005             2004         2003 (a)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      27.86         $   25.60        $   21.06     $      17.81

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       0.36(c)           0.90(c)(d)       0.88(c)          0.39(c)(e)
Net realized and unrealized gain (loss)
 on investments                                             2.04              4.70             4.62             3.14(e)
                                                    ------------         ---------        ---------     ------------
Total from investment operations                            2.40              5.60             5.50             3.53

LESS DISTRIBUTIONS:
From net investment income                                 (0.52)            (0.82)           (0.77)           (0.28)
From net realized gains                                    (3.28)            (2.52)           (0.19)              --
                                                    ------------         ---------        ---------     ------------
Total distributions                                        (3.80)            (3.34)           (0.96)           (0.28)

NET ASSET VALUE, END OF PERIOD                      $      26.46         $   27.86        $   25.60     $      21.06
Total return (f)                                            9.65%(g)         22.99%           26.72%           20.01%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $    600,403         $ 758,147        $ 872,924     $    884,747
Ratio of operating expenses to average
 net assets (h)                                             0.92%(i)          0.93%            0.97%            1.08%(i)
Ratio of interest expense to average net assets               --%(i)(j)         --               --               --
Ratio of net expenses to average net assets (h)             0.92%(i)          0.93%            0.97%            1.08%(i)
Ratio of net investment income to average
 net assets (h)                                             2.76%(i)          3.40%            3.78%            3.09%(e)(i)
Waiver                                                        --%(i)(j)         --               --               --
Portfolio turnover rate                                        5%(g)            10%              28%              33%(g)

                                                            YEAR ENDED DECEMBER 31,
                                                   -------------------------------------
CLASS Z SHARES                                      2002 (b)        2001          2000
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   18.04      $   17.89    $   14.57

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.82(c)        0.79         0.81
Net realized and unrealized gain (loss)
 on investments                                        (0.25)          0.15         3.32
                                                   ---------      ---------    ---------
Total from investment operations                        0.57           0.94         4.13

LESS DISTRIBUTIONS:
From net investment income                             (0.71)         (0.72)       (0.75)
From net realized gains                                (0.09)         (0.07)       (0.06)
                                                   ---------      ---------    ---------
Total distributions                                    (0.80)         (0.79)       (0.81)

NET ASSET VALUE, END OF PERIOD                     $   17.81      $   18.04    $   17.89
Total return (f)                                        3.12%          5.41%       28.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $ 774,646      $ 621,590    $ 436,764
Ratio of operating expenses to average
 net assets (h)                                         0.94%          0.95%        0.96%
Ratio of interest expense to average net assets           --             --           --
Ratio of net expenses to average net assets (h)         0.94%          0.95%        0.96%
Ratio of net investment income to average
 net assets (h)                                         5.30%          4.65%        5.16%
Waiver                                                    --             --           --
Portfolio turnover rate                                   53%            41%          25%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.
(e) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 3.51% to 3.09%. Per share data and ratios for the period prior to August 31, 2003 have not been restated to reflect this change in policy.
(f)  Total return at net asset value assuming all distributions reinvested.
(g)  Not annualized.
(h)  The benefits derived from custody credits had an impact of less than 0.01%.
(i)  Annualized.
(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                        COLUMBIA TECHNOLOGY FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 (UNAUDITED)
                                 SIX MONTHS
                                    ENDED             YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS A SHARES                      2006                2005         2004        2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $       8.77         $    6.50     $    5.91   $       3.79          $       3.82

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment loss (c)                (0.05)            (0.04)        (0.11)         (0.04)                (0.01)
Net realized and unrealized
 gain (loss) on investments,
 futures contracts and
 written options                        2.17              2.31          0.70           2.16                 (0.02)
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             2.12              2.27          0.59           2.12                 (0.03)

LESS DISTRIBUTIONS:
From net realized gains                (0.56)               --            --             --                    --

NET ASSET VALUE, END OF PERIOD  $      10.33         $    8.77     $    6.50   $       5.91          $       3.79
Total return (d)(e)                    24.87%(f)         34.92%         9.98%         55.94%(f)             (0.79)%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $     57,751         $  14,696     $   2,818   $        376          $          1
Ratio of expenses to average
 net assets (g)                         1.41%(h)          1.85%         1.90%          1.90%(h)              1.76%(h)
Ratio of net investment loss
 to average net assets (g)             (1.01)%(h)        (1.47)%       (1.51)%        (1.35)%(h)            (1.35)%(h)
Waiver/Reimbursement                    0.01%(h)          0.06%         0.53%          3.06%(h)              1.24%(h)
Portfolio turnover rate                  144%(f)           328%          488%           523%(f)               512%

----------
(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Had the Investment Advisor and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.

                                 (UNAUDITED)
                                 SIX MONTHS
                                    ENDED             YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS B SHARES                      2006                2005         2004        2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $       8.57         $    6.40     $    5.86   $       3.78          $       3.82

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment loss (c)                (0.08)            (0.17)        (0.16)         (0.07)                (0.01)
Net realized and unrealized
 gain (loss) on investments,
 futures contracts and
 written options                        2.12              2.34          0.70           2.15                 (0.03)
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             2.04              2.17          0.54           2.08                 (0.04)

LESS DISTRIBUTIONS:
From net realized gains                (0.50)               --            --             --                    --

NET ASSET VALUE, END OF PERIOD  $      10.11         $    8.57     $    6.40   $       5.86          $       3.78
Total return (d)(e)                    24.40%(f)         33.91%         9.22%         55.03%(f)            (1.05)%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $      6,479         $   3,183     $   2,200   $      1,246          $          7
Ratio of expenses to average
 net assets (g)                         2.16%(h)          2.60%         2.65%          2.65%(h)              2.51%(h)
Ratio of net investment loss
 to average net assets (g)             (1.77)%(h)        (2.29)%       (2.30)%        (2.11)%(h)            (2.10)%(h)
Waiver/Reimbursement                    0.01%(h)          0.06%         0.48%          2.40%(h)              1.24%(h)
Portfolio turnover rate                  144%(f)           328%          488%            523%(f)              512%

----------
(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Had the Investment Advisor and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.

                                 See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   (UNAUDITED)
                                                                    SIX MONTHS
                                                                      ENDED                YEAR ENDED AUGUST 31,
                                                                   FEBRUARY 28,          ------------------------
CLASS C SHARES                                                         2006                2005         2004 (a)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $       8.59          $    6.41      $    6.48

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                   (0.08)             (0.17)         (0.14)
Net realized and unrealized gain on investments, futures
 contracts and written options                                             2.12               2.35           0.07
                                                                   ------------          ---------      ---------
Total from investment operations                                           2.04               2.18          (0.07)

LESS DISTRIBUTIONS:
From net realized gains                                                   (0.50)                --             --

NET ASSET VALUE, END OF PERIOD                                     $      10.13          $    8.59      $    6.41
Total return (c)(d)                                                       24.35%(e)          34.01%     (1.08)%(e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $     13,171          $   1,972      $     488
Ratio of expenses to average net assets (f)                                2.16%(g)           2.60%          2.65%(g)
Ratio of net investment loss to average net assets (f)                    (1.74)%(g)        (2.23)%        (2.18)%(g)
Waiver/Reimbursement                                                       0.01%(g)           0.06%          0.68%(g)
Portfolio turnover rate                                                     144%(e)            328%           488%

----------
(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Investment Advisor and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  The benefits derived from custody credits had an impact of less than 0.01%.
(g)  Annualized.

                                 (UNAUDITED)
                                 SIX MONTHS
                                   ENDED              YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS D SHARES                     2006                 2005         2004        2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $       8.62         $    6.43     $    5.88   $       3.78          $       3.82

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment loss (c)                (0.08)            (0.18)        (0.16)         (0.07)                (0.01)
Net realized and unrealized
 gain(loss) on investments,
 futures contracts and
 written options                        2.13              2.37          0.71           2.17                 (0.03)
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             2.05              2.19          0.55           2.10                 (0.04)

LESS DISTRIBUTIONS:
From net realized gains                (0.50)               --            --             --                    --

NET ASSET VALUE, END OF PERIOD  $      10.17         $    8.62     $    6.43   $       5.88          $       3.78
Total return (d)(e)                    24.37%(f)         34.06%         9.35%         55.56%(f)             (1.05)%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $         28         $      22     $      21   $         15          $          1
Ratio of expenses to average
 net assets (g)                         2.16%(h)          2.60%         2.65%          2.65%(h)              2.51%(h)
Ratio of net investment loss
 to average net assets (g)             (1.78)%(h)        (2.30)%       (2.31)%        (2.13)%(h)            (2.10)%(h)
Waiver/Reimbursement                    0.01%(h)          0.06%         0.77%          4.00%(h)              1.24%(h)
Portfolio turnover rate                  144%(f)           328%          488%           523%(f)               512%

----------
(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e) Had the Investment Advisor and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.

See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    (UNAUDITED)
                                                    SIX MONTHS
                                                       ENDED               YEAR ENDED AUGUST 31,       PERIOD ENDED
                                                   FEBRUARY 28,         --------------------------      AUGUST 31,
CLASS Z SHARES                                        2006                 2005             2004         2003 (a)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $       8.86         $    6.55        $    5.93     $       3.79

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (0.04)(d)      (0.10)(d)        (0.09)(d)           (0.04)(d)
Net realized and unrealized gain (loss) on
 investments, futures contracts and
 written options                                           2.19              2.41             0.71             2.18
                                                   ------------         ---------        ---------     ------------
Total from investment operations                           2.15              2.31             0.62             2.14

LESS DISTRIBUTIONS:
From net investment income                                   --                --               --               --
From net realized gains                                   (0.58)               --               --               --
                                                   ------------         ---------        ---------     ------------
Total distributions                                       (0.58)               --               --               --

NET ASSET VALUE, END OF PERIOD                     $      10.43         $    8.86        $    6.55     $       5.93
Total return (e)(f)                                       24.99%(g)         35.27%           10.46%           56.46%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $     81,993         $  40,947        $  30,268     $     19,663
Ratio of expenses to average net assets (h)                1.16%(i)          1.60%            1.65%            1.65%(i)
Ratio of net investment income (loss) to
 average net assets (h)                                   (0.77)%(i)        (1.29)%          (1.30)%          (1.19)%(i)
Waiver/Reimbursement                                       0.01%(i)          0.06%            0.53%            2.73%(i)
Portfolio turnover rate                                     144%(g)           328%             488%             523%(g)

                                                      YEAR ENDED DECEMBER      PERIOD ENDED
                                                   ------------------------     DECEMBER 31,
CLASS Z SHARES                                      2002 (b)         2001         2000 (c)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    6.13      $    8.63    $       10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           (0.06)(d)      (0.08)            0.01
Net realized and unrealized gain (loss) on
 investments, futures contracts and
 written options                                       (2.28)         (2.42)           (1.37)
                                                    ---------      ---------       ----------
Total from investment operations                       (2.34)         (2.50)           (1.36)

LESS DISTRIBUTIONS:
From net investment income                                --             --            (0.01)
From net realized gains                                   --             --               --
                                                    ---------      ---------       ----------
Total distributions                                       --             --            (0.01)

NET ASSET VALUE, END OF PERIOD                     $    3.79      $    6.13    $        8.63
Total return (e)(f)                                   (38.17)%       (28.97)%         (13.78)%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $   8,055      $  10,385    $       4,327
Ratio of expenses to average net assets (h)             1.65%          1.69%            1.48%(i)
Ratio of net investment income (loss) to
 average net assets (h)                                (1.24)%        (1.26)%           0.99%(i)
Waiver/Reimbursement                                    1.33%          1.13%            7.49%(i)
Portfolio turnover rate                                  512%           413%              63%(g)

----------
(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.
(c) The Fund commenced investment operations on October 27, 2000. Per share data, total return and portfolio turnover rate reflect activity from that date.
(d) Per share data was calculated using average shares outstanding during the period.
(e)  Total return at net asset value assuming all distributions reinvested.
(f) Had the Investment Advisor and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h)  The benefits derived from custody credits had an impact of less than 0.01%.
(i)  Annualized.

                                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                COLUMBIA STRATEGIC INVESTOR FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   (UNAUDITED)
                                SIX MONTHS ENDED           YEAR ENDED AUGUST 31,         PERIOD ENDED      PERIOD ENDED
                                  FEBRUARY 28,            ------------------------        AUGUST 31,       DECEMBER 31,
CLASS A SHARES                        2006                  2005           2004            2003 (a)          2002 (b)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $          21.21          $   18.37      $   15.95       $      13.13      $      12.72

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (c)                   0.07               0.01           0.03               0.06              0.01
Net realized and unrealized
 gain on investments and
 foreign currency                           1.17               3.08           2.46               2.76              0.40
                                ----------------          ---------      ---------       ------------      ------------
Total from investment
 operations                                 1.24               3.09           2.49               2.82              0.41

LESS DISTRIBUTIONS:
From net investment income                 (0.14)             (0.03)         (0.07)                --                --
From net realized gains                    (1.52)             (0.22)            --                 --                --
                                ----------------          ---------      ---------       ------------      ------------
Total distributions                        (1.66)             (0.25)         (0.07)                --                --

NET ASSET VALUE, END OF PERIOD  $          20.79          $   21.21      $   18.37       $      15.95      $      13.13
Total return (d)                            6.06%(f)(e)       16.88%(e)      15.64%(e)          21.48%(f)          3.22%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $        185,023          $ 169,340      $  99,608       $     60,112      $     53,526
Ratio of expenses to average
 net assets (g)                             1.21%(h)           1.24%          1.27%              1.30%(h)          1.21%(h)
Ratio of net investment income
 to average net assets (g)                  0.66%(h)           0.64%          0.19%              0.60%(h)          0.64%(h)
Waiver                                      0.02%(h)           0.03%          0.01%                --                --
Portfolio turnover rate                       31%(f)             80%           106%                68%(f)           188%

----------
(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.

                                   (UNAUDITED)
                                SIX MONTHS ENDED            YEAR ENDED AUGUST 31,        PERIOD ENDED       PERIOD ENDED
                                  FEBRUARY 28,            -------------------------        AUGUST 31,       DECEMBER 31,
CLASS B SHARES                       2006                   2005           2004             2003 (a)          2002 (b)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                      $          20.84          $   18.17      $    15.82      $      13.10       $      12.72

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment loss (c)                    (0.01)                --(d)        (0.10)            (0.03)             (0.01)
Net realized and unrealized
 gain on investments and
 foreign currency                           1.16               2.89            2.45              2.75               0.39
                                ----------------          ---------      ----------      ------------       ------------
Total from investment
 operations                                 1.15               2.89            2.35              2.72               0.38

LESS DISTRIBUTIONS:
From net realized gains                    (1.52)             (0.22)             --                --                 --

NET ASSET VALUE, END OF PERIOD  $          20.47          $   20.84      $    18.17      $      15.82       $      13.10
Total return (e)(f)                         5.71%(g)          15.97%          14.85%            20.76%(g)           2.99%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $         53,917          $  49,318      $   22,071      $      3,398       $      2,350
Ratio of expenses to average
 net assets (h)                             1.96%(i)           1.99%           2.02%             2.22%(i)           2.36%(i)
Ratio of net investment loss
 to average net assets (h)                 (0.09)%(i)         (0.09)%         (0.57)%           (0.33)%(i)         (0.51)%(i)
Waiver                                      0.02%(i)           0.03%           0.14%             0.23%(i)           0.23%(i)
Portfolio turnover rate                       31%(g)             80%            106%               68%(g)            188%

----------
(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h)  The benefits derived from custody credits had an impact of less than 0.01%.
(i)  Annualized.

See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   (UNAUDITED)
                                                                   SIX MONTHS
                                                                      ENDED             YEAR ENDED     PERIOD ENDED
                                                                   FEBRUARY 28,         AUGUST 31,      AUGUST 31,
CLASS C SHARES                                                        2006                 2005         2004 (a)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $      20.85         $    18.18     $      16.42

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                                   (0.01)             --(c)            (0.09)
Net realized and unrealized gain on investments and
 foreign currency                                                          1.16               2.89             1.85
                                                                   ------------         ----------     ------------
Total from investment operations                                           1.15               2.89             1.76

LESS DISTRIBUTIONS:
From net realized gains                                                   (1.52)             (0.22)              --

NET ASSET VALUE, END OF PERIOD                                     $      20.48         $    20.85     $      18.18
Total return (d)(e)                                                        5.71%(f)          15.96%           10.72%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $     45,616         $   39,253     $     14,821
Ratio of expenses to average net assets (g)                                1.96%(h)           1.99%            2.05%(h)
Ratio of net investment loss to average net assets (g)                    (0.08)%(h)         (0.09)%          (0.57)%(h)
Waiver                                                                     0.02%(h)           0.03%            0.07%(h)
Portfolio turnover rate                                                      31%(f)             80%             106%

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.

                                (UNAUDITED)
                                SIX MONTHS
                                   ENDED              YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS D SHARES                      2006                2005         2004        2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $      20.84         $   18.17     $   15.81   $      13.11          $      12.72

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment loss (c)                (0.01)            --(d)         (0.08)         (0.05)                (0.01)
Net realized and unrealized
 gain on investments and
 foreign currency                       1.15              2.89          2.44           2.75                  0.40
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             1.14              2.89          2.36           2.70                  0.39

LESS DISTRIBUTIONS:
From net realized gains                (1.52)            (0.22)

NET ASSET VALUE, END OF PERIOD  $      20.46         $   20.84     $   18.17   $      15.81          $      13.11
Total return (e)(f)                     5.66%(g)         15.97%        14.93%         20.59%(g)              3.07%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $        468         $     525     $     693   $        704          $        355
Ratio of expenses to average
 net assets (h)                         1.96%(i)          1.99%         1.94%          2.34%(i)              2.28%(i)
Ratio of net investment loss
 to average net assets (h)             (0.09)%(i)        (0.14)%       (0.48)%       (0.48)%(i)             (0.43)%(i)
Waiver                                  0.02%(i)          0.03%         0.12%          0.15%(i)              0.15%(i)
Portfolio turnover rate                   31%(g)            80%          106%            68%(g)               188%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d)  Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h)  The benefits derived from custody credits had an impact of less than 0.01%.
(i)  Annualized.

                                 See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   (UNAUDITED)
                                                    SIX MONTHS
                                                      ENDED                YEAR ENDED AUGUST 31,       PERIOD ENDED
                                                   FEBRUARY 28,         --------------------------      AUGUST 31,
CLASS Z SHARES                                         2006                2005            2004          2003 (a)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $      21.27         $   18.42        $   15.98     $      13.14

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.09(d)           0.01(d)          0.08(d)          0.08(d)
Net realized and unrealized gain (loss) on
 investments and foreign currency                          1.18              3.13             2.47             2.76
                                                   ------------         ---------        ---------     ------------
Total from investment operations                           1.27              3.14             2.55             2.84

LESS DISTRIBUTIONS:
From net investment income                                (0.19)            (0.07)           (0.11)              --
From net realized gains                                   (1.52)            (0.22)              --               --
                                                   ------------         ---------        ---------     ------------
Total distributions                                       (1.71)            (0.29)           (0.11)              --

NET ASSET VALUE, END OF PERIOD                     $      20.83         $   21.27        $   18.42     $      15.98
Total return (e)                                           6.21%(f)(g)      17.16%(f)        15.98%(f)        21.61%(f)(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $    200,118         $ 267,380        $ 272,178     $    227,454
Ratio of expenses to average net assets (h)                0.96%(i)          0.99%            1.02%            1.08%(i)
Ratio of net investment income to average
 net assets (h)                                            0.91%(i)          0.86%            0.44%            0.82%(i)
Waiver                                                     0.02%(i)          0.03%            0.03%            0.03%(i)
Portfolio turnover rate                                      31%(g)            80%             106%              68%(g)

                                                   YEAR ENDED DECEMBER 31,    PERIOD ENDED
                                                   ------------------------   DECEMBER 31,
CLASS Z SHARES                                      2002 (b)       2001        2000 (c)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   14.52      $   11.23    $   10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.10(d)        0.05         0.02
Net realized and unrealized gain (loss) on
 investments and foreign currency                      (1.35)          3.29         1.23
                                                   ---------      ---------    ---------
Total from investment operations                       (1.25)          3.34         1.25

LESS DISTRIBUTIONS:
From net investment income                             (0.11)         (0.05)       (0.02)
From net realized gains                                (0.02)            --           --
                                                   ---------      ---------    ---------
Total distributions                                    (0.13)         (0.05)       (0.02)

NET ASSET VALUE, END OF PERIOD                     $   13.14      $   14.52    $   11.23
Total return (e)                                   (8.56)%(f)         29.76%       12.25%(f)(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $ 209,610      $ 139,504    $   9,526
Ratio of expenses to average net assets (h)             1.23%          1.13%        1.34%(i)
Ratio of net investment income to average
 net assets (h)                                         0.62%          0.71%        1.92%(i)
Waiver                                                  0.03%            --         3.97%(i)
Portfolio turnover rate                                  188%           278%          64%(g)

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.
(c) The Fund commenced investment operations on October 27, 2000. Per share data, total return and portfolio turnover rate reflect activity from that date.
(d) Per share data was calculated using average shares outstanding during the period.
(e)  Total return at net asset value assuming all distributions reinvested.
(f) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h)  The benefits derived from custody credits had an impact of less than 0.01%.
(i)  Annualized.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                          COLUMBIA BALANCED FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                (UNAUDITED)
                                PERIOD ENDED           YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------     AUGUST 31,           DECEMBER 31,
CLASS A SHARES                      2006                2005         2004         2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $      21.75         $   19.86     $   19.18   $      17.52          $      17.58

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (c)               0.18              0.02(d)       0.29           0.16                  0.03
Net realized and unrealized
 gain on investments and
 futures contracts                      0.63              2.28          0.67           1.64                    --(e)
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             0.81              2.30          0.96           1.80                  0.03

LESS DISTRIBUTIONS:
From net investment income             (0.20)            (0.41)        (0.28)         (0.14)                (0.09)

NET ASSET VALUE, END OF PERIOD  $      22.36         $   21.75     $   19.86   $      19.18          $      17.52
Total return (f)                        3.76%(g)(h)      11.72%         4.99%         10.35%(h)              0.19%(h)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $      3,972         $   3,378     $   2,577   $        670          $        146
Ratio of expenses to average
 net assets (i)                         0.99%(j)          1.02%         1.02%          1.42%(j)              1.17%(j)
Ratio of net investment income
 to average net assets (i)              1.62%(j)          1.80%         1.45%          1.32%(j)              2.03%(j)
Waiver                                  0.01%(j)            --            --             --                    --
Portfolio turnover rate                   25%(h)            63%          158%           110%(h)                98%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.
(e)  Rounds to less than $0.01 per share.
(f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(g) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(h)  Not annualized.
(i)  The benefits derived from custody credits had an impact of less than 0.01%.
(j)  Annualized.

                                (UNAUDITED)
                                PERIOD ENDED          YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS B SHARES                     2006                2005          2004        2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $      21.72         $   19.83     $   19.16   $      17.52          $      17.58

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (c)               0.09              0.01(d)       0.14           0.07                  0.02
Net realized and unrealized
gain (loss) on investments and
 futures contracts                      0.64              2.14          0.66           1.65                 (0.01)
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             0.73              2.15          0.80           1.72                  0.01

LESS DISTRIBUTIONS:
From net investment income             (0.12)            (0.26)        (0.13)         (0.08)                (0.07)

NET ASSET VALUE, END OF PERIOD  $      22.33         $   21.72     $   19.83   $      19.16          $      17.52
Total return (e)                        3.38%(f)(g)      10.91%         4.17%          9.83%(g)              0.06%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $      7,893         $   8,149     $   7,286   $      3,349          $        608
Ratio of expenses to average
 net assets (h)                         1.74%(i)          1.77%         1.77%          2.17%(i)              1.92%(i)
Ratio of net investment income
 to average net assets (h)              0.86%(i)          1.07%         0.71%          0.59%(i)              1.28%(i)
Waiver                                  0.01%(i)            --            --             --                    --
Portfolio turnover rate                   25%(g)            63%          158%           110%(g)                98%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h)  The benefits derived from custody credits had an impact of less than 0.01%.
(i)  Annualized.

                                 See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   (UNAUDITED)
                                                                   PERIOD ENDED          YEAR ENDED     PERIOD ENDED
                                                                   FEBRUARY 28,          AUGUST 31,      AUGUST 31,
CLASS C SHARES                                                         2006                 2005          2004 (a)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $      21.72          $    19.83     $      19.59

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                  0.09                0.01(c)          0.13
Net realized and unrealized gain on investments and futures
 contracts                                                                 0.64                2.14             0.23
                                                                   ------------          ----------     ------------
Total from investment operations                                           0.73                2.15             0.36

LESS DISTRIBUTIONS:
From net investment income                                                (0.12)              (0.26)           (0.12)

NET ASSET VALUE, END OF PERIOD                                     $      22.33          $    21.72     $      19.83
Total return (d)                                                           3.38%(e)(f)        10.91%            1.82%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $      1,175          $      952     $        730
Ratio of expenses to average net assets (g)                                1.74%(h)            1.77%            1.80%(h)
Ratio of net investment income to average net assets (g)                   0.87%(h)            1.06%            0.72%(h)
Waiver                                                                     0.01%(h)              --               --
Portfolio turnover rate                                                      25%(f)              63%             158%(f)

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.

                                (UNAUDITED)
                                PERIOD ENDED          YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS D SHARES                      2006               2005          2004        2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $      21.72         $   19.82     $   19.17   $      17.51          $      17.58

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (c)               0.09              0.01(d)       0.15           0.11                  0.02
Net realized and unrealized
 gain (loss) on investments
 and futures contracts                  0.63              2.15          0.65           1.64                 (0.02)
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             0.72              2.16          0.80           1.75                    --

LESS DISTRIBUTIONS:
From net investment income             (0.12)            (0.26)        (0.15)         (0.09)                (0.07)

NET ASSET VALUE, END OF PERIOD  $      22.32         $   21.72     $   19.82   $      19.17          $      17.51
Total return (e)                        3.33%(f)(g)      10.97%         4.14%         10.01%(g)              0.01%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $        240         $     320     $     361   $        770          $        446
Ratio of expenses to average
 net assets (h)                         1.74%(i)          1.77%         1.77%          1.87%(i)              1.92%(i)
Ratio of net investment income
 to average net assets (h)              0.85%(i)          1.07%         0.74%          0.89%(i)              1.28%(i)
Waiver                                  0.01%(i)            --            --             --                    --
Portfolio turnover rate                   25%(g)            63%          158%           110%(g)                98%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h)  The benefits derived from custody credits had an impact of less than 0.01%.
(i)  Annualized.

See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   (UNAUDITED)
                                                   PERIOD ENDED            YEAR ENDED AUGUST 31,       PERIOD ENDED
                                                   FEBRUARY 28,         --------------------------      AUGUST 31,
CLASS Z SHARES                                         2006               2005              2004         2003 (a)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $      21.74         $   19.84        $   19.19     $      17.51

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.20(c)           0.01(c)(d)       0.35(c)          0.24(c)
Net realized and unrealized gain (loss) on
 investments and futures contracts                         0.64              2.36             0.66             1.64
                                                   ------------         ---------        ---------     ------------
Total from investment operations                           0.84              2.37             1.01             1.88

LESS DISTRIBUTIONS:
From net investment income                                (0.23)            (0.47)           (0.36)           (0.20)
From net realized gains                                      --                --               --               --
                                                   ------------         ---------        ---------     ------------
Total distributions                                       (0.23)            (0.47)           (0.36)           (0.20)

NET ASSET VALUE, END OF PERIOD                     $      22.35         $   21.74        $   19.84     $      19.19
Total return (f)                                           3.89%(g)(h)      12.06%            5.27%           10.81%(h)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $    261,707         $ 301,109        $ 483,746     $    640,402
Ratio of expenses to average net assets (i)                0.74%(j)          0.77%            0.77%            0.77%(j)
Ratio of net investment income to average
 net assets (i)                                            1.86%(j)          2.11%            1.73%            2.03%(j)
Waiver                                                     0.01%(j)            --               --               --
Portfolio turnover rate                                      25%(h)            63%             158%             110%(h)

                                                          YEAR ENDED DECEMBER 31,
                                                   -------------------------------------
CLASS Z SHARES                                      2002 (b)        2001         2000
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   20.67      $   22.96    $   24.72

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.47(c)        0.57(e)      0.67
Net realized and unrealized gain (loss) on
 investments and futures contracts                     (3.13)         (2.27)(e)    (0.41)
                                                   ---------      ---------    ---------
Total from investment operations                       (2.66)         (1.70)        0.26

LESS DISTRIBUTIONS:
From net investment income                             (0.50)         (0.59)       (0.68)
From net realized gains                                   --             --        (1.34)
                                                   ---------      ---------    ---------
Total distributions                                    (0.50)         (0.59)       (2.02)

NET ASSET VALUE, END OF PERIOD                     $   17.51      $   20.67    $   22.96
Total return (f)                                      (12.97)%        (7.40)%       0.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $ 668,290      $ 983,749    $1,126,854
Ratio of expenses to average net assets (i)             0.70%          0.67%        0.65%
Ratio of net investment income to average
 net assets (i)                                         2.50%          2.70%(e)     2.73%
Waiver                                                    --             --           --
Portfolio turnover rate                                   98%           111%         105%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.
(e) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.73% to 2.70%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(f)  Total return at net asset value assuming all distributions reinvested.
(g) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(h)  Not annualized.
(i)  The benefits derived from custody credits had an impact of less than 0.01%.
(j)  Annualized.

                                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 (UNAUDITED)
                                PERIOD ENDED          YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS A SHARES                      2006               2005          2004        2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $      12.45         $   12.45     $   12.25   $      12.50          $      12.52

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (c)               0.23              0.46          0.46           0.29                  0.08
Net realized and unrealized
 gain (loss) on investments            (0.15)             0.03          0.34          (0.22)                 0.07
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             0.08              0.49          0.80           0.07                  0.15

LESS DISTRIBUTIONS:
From net investment income             (0.23)            (0.45)        (0.46)         (0.31)                (0.08)
From net realized gains                   --             (0.04)        (0.14)         (0.01)                (0.09)
                                ------------         ---------     ---------   ------------          ------------
Total distributions                    (0.23)            (0.49)        (0.60)         (0.32)                (0.17)

NET ASSET VALUE, END OF PERIOD  $      12.30         $   12.45     $   12.45   $      12.25          $      12.50
Total return (d)                        0.65%(e)(f)       4.05%         6.68%          0.56%(f)              1.19%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $      5,064         $   4,300     $   3,680   $      2,138          $        477
Ratio of expenses to average
 net assets (g)                         0.88%(h)          0.89%         0.92%          1.16%(h)              0.92%(h)
Ratio of net investment income
 to average net assets (g)              3.74%(h)          3.71%         3.73%          3.52%(h)              4.11%(h)
Waiver                                    --%(h)(i)         --            --             --                    --
Portfolio turnover rate                    1%(f)             9%           11%            10%(f)                21%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

                                (UNAUDITED)
                                PERIOD ENDED          YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS B SHARES                      2006               2005          2004        2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $      12.45         $   12.45     $   12.25    $      12.50         $      12.52

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (c)               0.18              0.37          0.37            0.24                 0.06
Net realized and unrealized
 gain (loss) on investments            (0.15)             0.03          0.34           (0.23)                0.08
                                ------------         ---------     ---------    ------------         ------------
Total from investment operations        0.03              0.40          0.71            0.01                 0.14

LESS DISTRIBUTIONS:
From net investment income             (0.18)            (0.36)        (0.37)          (0.25)               (0.07)
From net realized gains                   --             (0.04)        (0.14)          (0.01)               (0.09)
                                ------------         ---------     ---------    ------------         ------------
Total distributions                    (0.18)            (0.40)        (0.51)          (0.26)               (0.16)

NET ASSET VALUE, END OF PERIOD  $      12.30         $   12.45     $   12.45    $      12.25         $      12.50
Total return (d)                        0.27%(e)(f)       3.26%         5.87%           0.05%(f)             1.10%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $      1,124         $   1,226     $   1,190    $        999         $        373
Ratio of expenses to average
 net assets (g)                         1.63%(h)          1.64%         1.68%           1.86%(h)             1.67%(h)
Ratio of net investment income
 to average net assets (g)              3.00%(h)          2.96%         2.97%           2.83%(h)             3.36%(h)
Waiver                                    --%(h)(i)         --            --              --                   --
Portfolio turnover rate                    1%(f)             9%           11%             10%(f)               21%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   (UNAUDITED)
                                                                   PERIOD ENDED          YEAR ENDED     PERIOD ENDED
                                                                   FEBRUARY 28,          AUGUST 31,      AUGUST 31,
CLASS C SHARES                                                         2006                 2005         2004 (a)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $      12.45          $    12.45     $      12.42

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                  0.20                0.41             0.36
Net realized and unrealized gain on investments                           (0.15)               0.03             0.18
                                                                   ------------          ----------     ------------
Total from investment operations                                           0.05                0.44             0.54

LESS DISTRIBUTIONS:
From net investment income                                                (0.20)              (0.40)           (0.37)
From net realized gains                                                      --               (0.04)           (0.14)
                                                                   ------------          ----------     ------------
Total distributions                                                       (0.20)              (0.44)           (0.51)

NET ASSET VALUE, END OF PERIOD                                     $      12.30          $    12.45     $      12.45
Total return (c)(d)                                                        0.44%(e)            3.64%            4.41%(e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $        560          $      601     $        278
Ratio of expenses to average net assets (f)                                1.28%(g)            1.29%            1.30%(g)
Ratio of net investment income to average net assets (f)                   3.35%(g)            3.31%            3.28%(g)
Waiver (h)                                                                 0.35%(g)            0.35%            0.35%(g)
Portfolio turnover rate                                                       1%(e)               9%              11%

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  The benefits derived from custody credits had an impact of less than 0.01%.
(g)  Annualized.
(h)  Amounts represent voluntary waivers of service and distribution fees.

                                (UNAUDITED)
                                PERIOD ENDED          YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS D SHARES                      2006               2005          2004        2003 (a)               2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $      12.45         $   12.45     $   12.25   $      12.50          $      12.52

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (c)               0.20              0.41          0.41           0.27                  0.07
Net realized and unrealized
 gain (loss) on investments            (0.15)             0.03          0.34          (0.23)                 0.07
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             0.05              0.44          0.75           0.04                  0.14

LESS DISTRIBUTIONS:
From net investment income             (0.20)            (0.40)        (0.41)         (0.28)                (0.07)
From net realized gains                   --             (0.04)        (0.14)         (0.01)                (0.09)
                                ------------         ---------     ---------   ------------          ------------
Total distributions                    (0.20)            (0.44)        (0.55)         (0.29)                (0.16)

NET ASSET VALUE, END OF PERIOD  $      12.30         $   12.45     $   12.45   $      12.25          $      12.50
Total return (d)(e)                     0.45%(f)          3.62%         6.25%          0.32%(f)              1.14%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $        724         $     764     $     790   $        700          $        488
Ratio of expenses to average
 net assets (g)                         1.28%(h)          1.29%         1.33%          1.43%(h)              1.32%(h)
Ratio of net investment income
 to average net assets (g)              3.35%(h)          3.31%         3.34%          3.30%(h)              3.71%(h)
Waiver (i)                              0.35%(h)          0.35%         0.35%          0.35%(h)              0.35%(h)
Portfolio turnover rate                    1%(f)             9%           11%            10%(f)                21%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.
(i)  Amounts represent voluntary waivers of service and distribution fees.

                                 See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    (UNAUDITED)
                                                   PERIOD ENDED           YEAR ENDED AUGUST 31,        PERIOD ENDED
                                                   FEBRUARY 28,         --------------------------      AUGUST 31,
CLASS Z SHARES                                         2006               2005             2004          2003 (a)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $      12.45         $   12.45        $   12.25     $      12.50

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.24(c)           0.49(c)        0.50(c)            0.34(c)
Net realized and unrealized gain (loss) on
 investments                                              (0.15)             0.03             0.34            (0.23)
                                                   ------------         ---------        ---------     ------------
Total from investment operations                           0.09              0.52             0.84             0.11

LESS DISTRIBUTIONS:
From net investment income                                (0.24)            (0.48)           (0.50)           (0.35)
From net realized gains                                      --             (0.04)           (0.14)           (0.01)
                                                   ------------         ---------        ---------     ------------
Total distributions                                       (0.24)            (0.52)           (0.64)           (0.36)

NET ASSET VALUE, END OF PERIOD                     $      12.30         $   12.45        $   12.45     $      12.25
Total return (e)                                           0.77%(f)(g)       4.31%            6.97%            0.83%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $    394,573         $ 410,706        $ 434,509     $    485,427
Ratio of expenses to average net assets (h)                0.63%(i)          0.64%            0.65%            0.68%(i)
Ratio of net investment income to average
 net assets (h)                                            4.00%(i)          3.96%            4.03%            4.13%(i)
Waiver                                                       --%(i)(j)         --               --               --
Portfolio turnover rate                                       1%(g)             9%              11%              10%(g)

                                                            YEAR ENDED DECEMBER 31,
                                                   ---------------------------------------
CLASS Z SHARES                                        2002 (b)        2001         2000
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   12.08      $   12.13      $   11.56

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.55(c)        0.57(d)        0.58
Net realized and unrealized gain (loss) on
 investments                                            0.54          (0.02)(d)       0.58
                                                   ---------      ---------      ---------
Total from investment operations                        1.09           0.55           1.16

LESS DISTRIBUTIONS:
From net investment income                             (0.55)         (0.57)         (0.58)
From net realized gains                                (0.12)         (0.03)         (0.01)
                                                   ---------      ---------      ---------
Total distributions                                    (0.67)         (0.60)         (0.59)

NET ASSET VALUE, END OF PERIOD                     $   12.50      $   12.08      $   12.13
Total return (e)                                        9.24%          4.55%         10.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $ 508,865      $ 491,638      $ 436,544
Ratio of expenses to average net assets (h)             0.58%          0.57%          0.58%
Ratio of net investment income to average
 net assets (h)                                         4.45%          4.64%(d)       4.92%
Waiver                                                    --             --             --
Portfolio turnover rate                                   21%            14%            22%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was less than $0.01 to net investment income and net realized and unrealized loss per share and less than 0.01% to the ratio of net investment income to average net assets. Per share data and ratios for the periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(e)  Total return at net asset value assuming all distributions reinvested.
(f) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h)  The benefits derived from custody credits had an impact of less than 0.01%.
(i)  Annualized.
(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                           COLUMBIA CONSERVATIVE HIGH YIELD FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                (UNAUDITED)
                                 SIX MONTHS
                                   ENDED              YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS A SHARES                      2006             2005           2004         2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $       8.62         $    8.69     $    8.49   $       8.37          $       8.17

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (c)               0.25              0.48          0.50           0.33                  0.09
Net realized and unrealized
 gain (loss) on investments            (0.07)            (0.03)         0.24           0.15                  0.20
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             0.18              0.45          0.74           0.48                  0.29

LESS DISTRIBUTIONS:
From net investment income             (0.27)            (0.52)        (0.54)         (0.36)                (0.09)

NET ASSET VALUE, END OF PERIOD  $       8.53         $    8.62     $    8.69   $       8.49          $       8.37
Total return (d)                        2.12%(e)(f)       5.31%         8.90%          5.81%(e)              3.50%(e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $    215,333         $ 321,402     $ 335,841   $    193,267          $     33,992
Ratio of expenses to average
 net assets (g)                         0.93%(h)          0.95%         1.01%          1.07%(h)              1.15%(h)
Ratio of net investment income
 to average net assets (g)              6.01%(h)          5.55%         5.74%          5.82%(h)              6.46%(h)
Waiver                                    --%(h)(i)         --            --             --                    --
Portfolio turnover rate                   16%(e)            40%           41%            38%(e)                42%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

                                (UNAUDITED)
                                 SIX MONTHS
                                   ENDED              YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS B SHARES                     2006                2005           2004       2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $       8.62         $    8.69     $    8.49   $       8.37          $       8.17

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (c)               0.22              0.42          0.43           0.28                  0.07
Net realized and unrealized
 gain (loss) on investments            (0.07)            (0.03)         0.24           0.15                  0.20
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             0.15              0.39          0.67           0.43                  0.27

LESS DISTRIBUTIONS:
From net investment income             (0.24)            (0.46)        (0.47)         (0.31)                (0.07)

NET ASSET VALUE, END OF PERIOD  $       8.53         $    8.62     $    8.69   $       8.49          $       8.37
Total return (d)                        1.74%(e)(f)       4.53%         8.07%          5.20%(e)              3.33%(e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $     79,006         $  89,101     $ 102,038   $     89,950          $     16,701
Ratio of expenses to average
 net assets (g)                         1.68%(h)          1.70%         1.77%          1.94%(h)              1.90%(h)
Ratio of net investment income
 to average net assets (g)              5.24%(h)          4.80%         4.97%          4.93%(h)              5.71%(h)
Waiver                                    --%(h)(i)         --            --             --                    --
Portfolio turnover rate                   16%(e)            40%           41%            38%(e)                42%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)  Not annualized.
(f) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

                                 See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   (UNAUDITED)
                                                                   SIX MONTHS
                                                                      ENDED              YEAR ENDED     PERIOD ENDED
                                                                   FEBRUARY 28,           AUGUST 31,     AUGUST 31,
CLASS C SHARES                                                        2006                  2005          2004 (a)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $       8.62          $      8.69    $       8.64

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                  0.23                 0.43            0.39
Net realized and unrealized gain (loss) on investments                    (0.08)               (0.03)           0.09
                                                                   ------------          -----------    ------------
Total from investment operations                                           0.15                 0.40            0.48

LESS DISTRIBUTIONS:
From net investment income                                                (0.24)               (0.47)          (0.43)

NET ASSET VALUE, END OF PERIOD                                     $       8.53          $      8.62    $       8.69
Total return (c)(d)                                                        1.82%(e)             4.69%           5.65%(e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                           $     14,259          $    18,002    $     20,126
Ratio of expenses to average net assets (f)                                1.53%(g)             1.55%           1.61%(g)
Ratio of net investment income to average net assets (f)                   5.40%(g)             4.95%           5.03%(g)
Waiver (h)                                                                 0.15%(g)             0.15%           0.15%(g)
Portfolio turnover rate                                                      16%(e)               40%             41%

(a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  The benefits derived from custody credits had an impact of less than 0.01%.
(g)  Annualized.
(h)  Amounts represent voluntary waivers of service and distribution fees.

                                (UNAUDITED)
                                 SIX MONTHS
                                   ENDED              YEAR ENDED AUGUST 31,    PERIOD ENDED          PERIOD ENDED
                                FEBRUARY 28,         -----------------------    AUGUST 31,           DECEMBER 31,
CLASS D SHARES                      2006               2005           2004       2003 (a)              2002 (b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $       8.62         $    8.69     $    8.49   $       8.37          $       8.17

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (c)               0.23              0.43          0.44           0.29                  0.07
Net realized and unrealized
 gain (loss) on investments            (0.08)            (0.03)         0.24           0.15                  0.20
                                ------------         ---------     ---------   ------------          ------------
Total from investment
 operations                             0.15              0.40          0.68           0.44                  0.27

LESS DISTRIBUTIONS:
From net investment income             (0.24)            (0.47)        (0.48)         (0.32)                (0.07)

NET ASSET VALUE, END OF PERIOD  $       8.53         $    8.62     $    8.69   $       8.49          $       8.37
Total return (d)(e)                     1.82%(f)          4.69%         8.23%          5.35%(f)              3.35%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                 $     45,214         $  58,739     $  86,854   $    103,559          $     18,035
Ratio of expenses to average
 net assets (g)                         1.53%(h)          1.55%         1.62%          1.73%(h)              1.75%(h)
Ratio of net investment income
 to average net assets (g)              5.41%(h)          4.95%         5.12%          5.12%(h)              5.86%(h)
Waiver (i)                              0.15%(h)          0.15%         0.15%          0.15%(h)              0.15%(h)
Portfolio turnover rate                   16%(f)            40%           41%            38%(f)                42%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.
(i)  Amounts represent voluntary waivers of service and distribution fees.

See Accompanying Notes to Financial Statements.

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED                YEAR ENDED AUGUST 31,        PERIOD ENDED
                                                    FEBRUARY 28,         ----------------------------     AUGUST 31,
CLASS Z SHARES                                          2006                2005              2004         2003 (a)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       8.62         $      8.69      $      8.49    $       8.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       0.26(c)             0.50(c)          0.52(c)         0.35(c)
Net realized and unrealized gain (loss)
 on investments                                            (0.07)              (0.03)            0.24            0.15
                                                    ------------         -----------      -----------    ------------
Total from investment operations                            0.19                0.47             0.76            0.50

LESS DISTRIBUTIONS:
From net investment income                                 (0.28)              (0.54)           (0.56)          (0.38)

NET ASSET VALUE, END OF PERIOD                      $       8.53         $      8.62      $      8.69    $       8.49
Total return (e)                                            2.24%(f)            5.54%            9.16%           6.04%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $    934,549         $ 1,073,894      $ 1,186,454    $  1,197,340
Ratio of expenses to average net assets (g)                 0.68%(h)            0.70%            0.77%           0.82%(h)
Ratio of net investment income to average
 net assets (g)                                             6.23%(h)            5.80%            5.97%           6.19%(h)
Portfolio turnover rate                                       16%(f)              40%              41%             38%(f)

                                                              YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------
CLASS Z SHARES                                       2002 (b)        2001            2000
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    8.87      $    8.98      $    9.32

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.57(c)        0.67(d)        0.75
Net realized and unrealized gain (loss)
 on investments                                         (0.48)         (0.09)(d)      (0.34)
                                                    ---------      ---------      ---------
Total from investment operations                         0.09           0.58           0.41

LESS DISTRIBUTIONS:
From net investment income                              (0.59)         (0.69)         (0.75)

NET ASSET VALUE, END OF PERIOD                      $    8.37      $    8.87      $    8.98
Total return (e)                                         1.17%          6.63%          4.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $ 702,785      $ 238,994      $  97,575
Ratio of expenses to average net assets (g)              0.77%          0.85%          0.93%
Ratio of net investment income to average
 net assets (g)                                          6.84%          7.47%(d)       8.22%
Portfolio turnover rate                                    42%            69%            50%

(a)  The Fund changed its fiscal year end from December 31 to August 31.
(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 7.64% to 7.47%. Per share data and ratios for periods prior to
(e)  Total return at net asset value assuming all distributions reinvested.
(f)  Not annualized.
(g)  The benefits derived from custody credits had an impact of less than 0.01%.
(h)  Annualized.

                                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2006 (UNAUDITED)                                     COLUMBIA FUNDS

NOTE 1. ORGANIZATION

The Columbia Funds are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies. Information presented in these financial statements pertains to the following Funds (individually referred to as a "Fund", collectively referred to as the "Funds"):

   Columbia International Stock Fund
   Columbia Mid Cap Growth Fund
   Columbia Small Cap Growth Fund I
   Columbia Real Estate Equity Fund
   Columbia Technology Fund
   Columbia Strategic Investor Fund
   Columbia Balanced Fund
   Columbia Oregon Intermediate Municipal Bond Fund
   Columbia Conservative High Yield Fund

All Funds are diversified except for the Columbia Real Estate Equity Fund, Columbia Technology Fund and Columbia Oregon Intermediate Municipal Bond Fund, which are non-diversified.

INVESTMENT GOALS

Columbia International Stock Fund seeks long-term capital appreciation by investing in stocks issued by companies from at least three countries outside the United States. Columbia Mid Cap Growth Fund seeks significant capital appreciation by investing in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index. Columbia Small Cap Growth Fund I seeks capital appreciation by investing in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor's SmallCap 600 Index. Columbia Real Estate Equity Fund seeks capital appreciation and above-average income by investing in stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs). Columbia Technology Fund seeks capital appreciation by investing in stocks of technology companies that may benefit from technological improvements, advancements or developments. Columbia Strategic Investor Fund seeks long-term growth of capital by using a "value" approach to investing primarily in common stocks. Columbia Balanced Fund seeks high total return by investing in common stocks and debt securities. Columbia Oregon Intermediate Municipal Bond Fund seeks a high level of income exempt from federal and Oregon income tax by investing primarily in municipal securities issued by the state of Oregon. Columbia Conservative High Yield Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade, corporate debt securities.

FUND SHARES

Each Fund may issue an unlimited number of shares. Each of the Funds, except the Columbia International Stock Fund, Columbia Mid Cap Growth Fund and Columbia Small Cap Growth Fund I, offer five classes of shares: Class A, Class B, Class C, Class D and Class Z. Columbia Small Cap Growth Fund I offers four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Small Cap Growth Fund I commenced offering Class A, Class B and Class C shares on November 1, 2005. Columbia International Stock Fund offers six classes of shares: Class A, Class B, Class C, Class D, Class G and Class Z. Columbia Mid Cap Growth Fund offers eight classes of shares: Class A, Class B, Class C, Class D, Class G, Class R, Class T and Class Z. Effective January 23, 2006, the Columbia Mid Cap Growth Fund is authorized to issue Class R shares. Each share class has its own expense structure.

Class A and Class T shares are subject to a front-end sales charge based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within twelve months of the time of purchase. Class B and Class G shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in eight years after purchase. Class G shares will convert to Class T shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class D shares are closed to new investors. Class D shares are subject to a front-end sales charge of 1.00% (which is currently being waived) and a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in each Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION

Equity securities and certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Funds' Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

Certain Funds may invest in municipal and U.S. Treasury futures contracts. The Funds will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Funds and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds' Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, each Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. Each Fund also identifies portfolio securities as segregated with the broker in a separate account in an amount equal to the futures contract. The Funds recognize a realized gain or loss when the contract is closed or expires.

OPTIONS

Certain Funds may write call and put options on futures they own or in which they may invest. Writing put options tends to increase the Funds' exposure to the underlying instrument. Writing call options tends to decrease the Funds' exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market. The Funds' custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Certain Funds may also write call options on a security the Funds own. Writing call options tends to decrease a Fund's exposure to the underlying security. When a Fund writes a call option, an amount equal to the premium received is recorded as a liability. Premiums received from writing call options which have expired are treated as realized gains.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Funds' exposure to the underlying instrument. Purchasing put options tends to decrease the Funds' exposure to the underlying instrument. Each Fund pays a premium, which is included in the Funds' Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. Certain Funds may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. Certain Funds may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Funds' portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

TREASURY INFLATION PROTECTED SECURITIES

The Fund may invest in Treasury Inflation Protected Securities ("TIPS"). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid.

REPURCHASE AGREEMENTS

Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Funds become aware of such, net of non-reclaimable tax withholdings. Awards from class action litigation are recorded as a reduction of cost if the Funds still own the applicable securities on the payment date. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

The Funds estimate components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class for the Columbia Oregon Intermediate Municipal Bond Fund and Columbia

Conservative High Yield Fund. For all other Funds, income, expenses (other than class-specific expenses, as shown on the Statements of Operations), and realized and unrealized gains (losses) are allocated to each class of a Fund based on the relative net assets of each class of that Fund.

FEDERAL INCOME TAX STATUS

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

FOREIGN CAPITAL GAINS TAXES

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of the Columbia International Stock Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund and Columbia Strategic Investor Fund are declared and paid annually. Dividends from net investment income of the Columbia Real Estate Equity Fund and Columbia Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Columbia Oregon Intermediate Municipal Bond Fund and Columbia Conservative High Yield Fund are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually for all Funds. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in accordance with federal income tax regulations.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended August 31, 2005 was as follows:

                                                          TAX-EXEMPT       ORDINARY     LONG-TERM
                                                            INCOME          INCOME*    CAPITAL GAINS     TOTAL
                                                         ----------------------------------------------------------
Columbia International Stock Fund                        $          --  $   3,047,263  $          --  $   3,047,263
Columbia Real Estate Equity Fund                                    --     34,548,337     81,680,946    116,229,283
Columbia Strategic Investor Fund                                    --      1,232,551      5,190,447      6,422,998
Columbia Balanced Fund                                              --      9,084,173             --      9,084,173
Columbia Oregon Intermediate Municipal Bond Fund            16,838,804        226,449        952,497     18,017,750
Columbia Conservative High Yield Fund                               --    103,244,359             --    103,244,359

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at February 28, 2006, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

                                                                                                  NET
                                                                                              UNREALIZED
                                                           UNREALIZED       UNREALIZED       APPRECIATION
                                                          APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                                          -------------------------------------------------
Columbia International Stock Fund                        $   267,761,415  $   (14,733,541)  $   253,027,874
Columbia Mid Cap Growth Fund                                 259,922,967      (11,019,792)      248,903,175
Columbia Small Cap Growth Fund I                              58,802,688       (3,946,301)       54,856,387
Columbia Real Estate Equity Fund                             337,765,092         (875,678)      336,889,414
Columbia Technology Fund                                      25,735,157       (3,035,638)       22,699,519
Columbia Strategic Investor Fund                              98,395,695       (4,014,319)       94,381,376
Columbia Balanced Fund                                        23,644,397       (6,853,427)       16,790,970
Columbia Oregon Intermediate Municipal Bond Fund              18,101,811         (325,701)       17,776,110
Columbia Conservative High Yield Fund                         15,374,641      (17,477,673)       (2,103,032)

The following capital loss carryforwards, determined as of August 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                                                YEAR OF EXPIRATION
                           2006       2007        2008          2009            2010           2011        2013          TOTAL
                          ------  -----------  -----------  -------------  -------------  -------------  ----------  -------------
Columbia International
  Stock Fund              $   --  $ 2,960,252  $ 3,458,899  $ 123,580,370  $  20,382,060  $          --  $       --  $ 150,381,581
Columbia Mid Cap Growth
  Fund                        --           --    5,414,380     13,422,695             --             --          --     18,837,075
Columbia Balanced Fund        --           --           --             --     19,909,041     10,165,186          --     30,074,227
Columbia Oregon
  Intermediate Municipal
  Bond Fund                   --           --           --             --             --             --     751,457        751,457
Columbia Conservative
  High Yield Fund             --           --           --             --      9,535,110             --          --      9,535,110

Of the capital loss carryforwards attributable to Columbia International Stock Fund, $4,440,378 ($2,960,252 expiring August 31, 2007 and $1,480,126 expiring
August 31, 2008), $2,638,364 ($1,978,773 expiring August 31, 2008 and $659,591 expiring August 31, 2009) and $143,302,839 ($122,920,779 expiring August 31,
2009 and $20,382,060 expiring August 31, 2010) remain from the Columbia International Stock Fund's merger with Liberty Newport International Equity Fund, Stein Roe International Fund and Columbia International Equity Fund, respectively. Total capital loss carryforwards acquired in the current year from the Columbia International Equity Fund were $252,270,656, of which $83,010,689 were permanently lost and $25,957,128 were utilized to offset current year gains. The availability of a portion of the remaining capital loss carryforwards from the Columbia International Equity Fund may be limited in a given year.

Of the capital loss carryforwards attributable to Columbia Mid Cap Growth Fund, $5,507,368 ($4,130,526 expiring August 31, 2008 and $1,376,842 expiring August
31, 2009) and $13,329,707 ($1,283,854 expiring August 31, 2008 and $12,045,853 expiring August 31, 2009) remain from the Columbia Mid Cap Growth Fund's merger with Liberty Mid Cap Growth Fund and Stein Roe Capital Opportunities Fund, respectively.

The following capital loss carryforwards were utilized or lost during the year ended August 31, 2005:

Columbia International Stock Fund                           $   131,879,054
Columbia Mid Cap Growth Fund                                    110,264,080
Columbia Small Cap Growth Fund I                                 97,865,374
Columbia Technology Fund                                          1,968,835
Columbia Balanced Fund                                           36,095,807
Columbia Conservative High Yield Fund                             6,755,468

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2005, post-October currency losses and capital losses attributed to security transactions were deferred to September 1, 2005, as follows:

                              CURRENCY    CAPITAL
                               LOSSES     LOSSES
                              --------    -------
Columbia Mid Cap Growth Fund  $     99    $    --
Columbia Technology Fund         5,295         --

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds and provides administrative and other services to the Funds. Prior to September 30, 2005, Columbia Management Advisors, Inc. was investment advisor to the Funds under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

                                          $200 MILLION  $500 MILLION   $1 BILLION   $1.5 BILLION  $3 BILLION
                                FIRST          TO            TO            TO            TO           TO         OVER
                            $200 MILLION  $500 MILLION   $1 BILLION   $1.5 BILLION   $3 BILLION   $6 BILLION  $6 BILLION
                            ------------  ------------  ------------  ------------  ------------  ----------  ----------
Columbia International
  Stock Fund                    0.87%        0.87%          0.82%         0.77%         0.72%        0.70%      0.68%
Columbia Mid Cap
  Growth Fund                   0.82%        0.82%          0.75%         0.72%         0.67%        0.67%      0.67%
Columbia Small Cap
  Growth Fund I                 0.87%        0.87%          0.82%         0.77%         0.77%        0.77%      0.77%
Columbia Real Estate
  Equity Fund                   0.75%        0.75%          0.75%         0.75%         0.75%        0.75%      0.75%
Columbia Technology Fund        0.87%        0.87%          0.82%         0.77%         0.77%        0.77%      0.77%
Columbia Strategic
  Investor Fund                 0.75%        0.75%          0.75%         0.75%         0.75%        0.75%      0.75%
Columbia Balanced Fund          0.50%        0.50%          0.50%         0.50%         0.50%        0.50%      0.50%
Columbia Oregon
  Intermediate Municipal
  Bond Fund                     0.50%        0.50%          0.50%         0.50%         0.50%        0.50%      0.50%
Columbia Conservative
 High Yield Fund                0.60%        0.60%          0.55%         0.52%         0.49%        0.49%      0.49%

For the six months ended February 28, 2006, the annualized effective investment advisory fee rates for the Funds, as a percentage of the Funds' average daily net assets, were as follows:

                                                       EFFECTIVE
                                                       FEE RATE
                                                       ---------
Columbia International Stock Fund                        0.83%
Columbia Mid Cap Growth Fund                             0.79%
Columbia Small Cap Growth Fund I                         0.87%
Columbia Real Estate Equity Fund                         0.75%
Columbia Technology Fund                                 0.87%
Columbia Strategic Investor Fund                         0.75%
Columbia Balanced Fund                                   0.50%
Columbia Oregon Intermediate Municipal Bond Fund         0.50%
Columbia Conservative High Yield Fund                    0.56%

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid by Columbia to State Street.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000.

Prior to November 1, 2005, Columbia received from each Fund an annual financial accounting fee of $25,000, an annual financial reporting fee of $19,965 and a monthly financial accounting fee at the annual rate of 0.02% of the average daily net assets of each Fund. The combined financial accounting and financial reporting fee for a Fund in any year did not exceed $150,000.

The Funds also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended February 28, 2006, the annualized effective pricing and bookkeeping fee rates for the Funds, inclusive of out-of-pocket expenses, as a percentage of the Funds' average daily net assets, were as follows:

Columbia International Stock Fund                             0.013%
Columbia Mid Cap Growth Fund                                  0.018%
Columbia Small Cap Growth Fund I                              0.043%
Columbia Real Estate Equity Fund                              0.021%
Columbia Technology Fund                                      0.066%
Columbia Strategic Investor Fund                              0.031%
Columbia Balanced Fund                                        0.047%
Columbia Oregon Intermediate Municipal Bond Fund              0.038%
Columbia Conservative High Yield Fund                         0.013%

TRANSFER AGENT FEE

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee, paid monthly, at the annual rate of $15.23 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Prior to November 1, 2005, the Transfer Agent received a monthly fee at the annual rate of $28.00 per open account for each Fund except Columbia Oregon Intermediate Municipal Bond Fund and Columbia Conservative High Yield Fund, which paid $34.00 per open account. The Transfer Agent was also reimbursed for certain out-of-pocket expenses.

Columbia has voluntarily agreed to waive a portion of the transfer agent fees for the Columbia International Stock Fund, Columbia Mid Cap Growth Fund and Columbia Strategic Investor Fund. For the period September 1, 2005 through October 31, 2005, the Transfer Agent voluntarily waived a portion of its fees to reflect the reduced contractual fees charged to the Funds effective November 1, 2005. For the six months ended February 28, 2006, fees waived by the Transfer Agent and the annualized effective fee rates for the Funds, inclusive of out-of-pocket expenses and net of fee waivers, as a percentage of the Funds' average daily net assets, were as follows:

                                                               TRANSFER
                                                                AGENT     ANNUALIZED
                                                                 FEES     EFFECTIVE
                                                                WAIVED    FEE RATES
                                                              ----------  ----------
Columbia International Stock Fund                             $  315,273    0.02%
Columbia Mid Cap Growth Fund                                     115,187    0.07%
Columbia Small Cap Growth Fund I                                   2,454    0.12%
Columbia Real Estate Equity Fund                                  13,205    0.09%
Columbia Technology Fund                                           4,659    0.08%
Columbia Strategic Investor Fund                                  58,474    0.10%
Columbia Balanced Fund                                            15,815    0.10%
Columbia Oregon Intermediate Municipal Bond Fund                   7,173    0.04%
Columbia Conservative High Yield Fund                             21,371    0.06%

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Funds. For the six months ended February 28, 2006, the Distributor has retained net underwriting discounts and net CDSC fees as follows:

                                FRONT-END
                              SALES CHARGE                   CONTINGENT DEFERRED SALES CHARGE (CDSC)
                          --------------------  ----------------------------------------------------------------
                           CLASS A    CLASS T    CLASS A    CLASS B    CLASS C    CLASS D    CLASS G   CLASS T
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Columbia International
  Stock Fund              $  10,733    $    --  $      62  $  26,484  $   2,340  $      25  $   2,094  $      --
Columbia Mid Cap
  Growth Fund                 9,849         96          1      6,029        342         10        569         --
Columbia Small Cap
  Growth Fund I                 971         --        100         --         --         --         --         --
Columbia Real Estate
  Equity Fund                 8,261         --          3     27,503      1,454        179         --         --
Columbia Technology Fund     41,902         --      2,057        819         --         --         --         --
Columbia Strategic
  Investor Fund              67,078         --         12     56,393      4,882         --         --         --
Columbia Balanced Fund        2,771         --          1      7,429        148         --         --         --
Columbia Oregon
  Intermediate Municipal
  Bond Fund                     655         --         --      2,775         50         --         --         --
Columbia Conservative
  High Yield Fund             5,566         --    151,169      3,080      1,113         --         --         --

The Funds have adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service and distribution fee to the Distributor based on the average daily net assets of each Fund at the following annual rates:

                                                                          DISTRIBUTION FEE
                                                    -----------------------------------------------------------
                                                    CLASS A(a)  CLASS B  CLASS C  CLASS D  CLASS G      CLASS R
                                                    ----------  -------  -------  -------  -------      -------
Columbia International Stock Fund                       --       0.75%    0.75%    0.75%      --           --
Columbia Mid Cap Growth Fund                          0.10%      0.75%    0.75%    0.75%    0.65%(b)     0.50%
Columbia Real Estate Equity Fund                      0.10%      0.75%    0.75%    0.75%      --           --
Columbia Technology Fund                              0.10%      0.75%    0.75%    0.75%      --           --
Columbia Strategic Investor Fund                        --       0.75%    0.75%    0.75%      --           --
Columbia Balanced Fund                                0.10%      0.75%    0.75%    0.75%      --           --
Columbia Oregon Intermediate Municipal Bond Fund      0.10%      0.75%    0.75%    0.75%      --           --
Columbia Conservative High Yield Fund                 0.10%      0.75%    0.75%    0.75%      --           --

                                                                        SERVICE FEE
                                                     ----------------------------------------------
                                                     CLASS A(a)  CLASS B  CLASS C  CLASS D  CLASS G
                                                     ----------  -------  -------  -------  -------
Columbia International Stock Fund                      0.25%      0.25%    0.25%    0.25%      --
Columbia Mid Cap Growth Fund                           0.25%      0.25%    0.25%    0.25%    0.50%(b)
Columbia Real Estate Equity Fund                       0.25%      0.25%    0.25%    0.25%      --
Columbia Technology Fund                               0.25%      0.25%    0.25%    0.25%      --
Columbia Strategic Investor Fund                       0.25%      0.25%    0.25%    0.25%      --
Columbia Balanced Fund                                 0.25%      0.25%    0.25%    0.25%      --
Columbia Oregon Intermediate Municipal Bond Fund       0.25%      0.25%    0.25%    0.25%      --
Columbia Conservative High Yield Fund                  0.25%      0.25%    0.25%    0.25%      --

(a) The Fund's Board of Directors currently limits payments under the Plan for Class A shares to 0.25% annually of the Class A average daily net assets.

(b) The Distributor has contractually agreed to limit a portion of the Class G distribution and service fees so that combined the fee does exceed 0.95% annually of the Class G shares average daily net assets. Of the 0.50% service fee, 0.25% relates to shareholder liaison fees and 0.25% relates to administration support fees.

The Distributor has voluntarily agreed to waive a portion of the Class C and Class D distribution and service fees so that combined these fees do not exceed the annual rates on the average daily net assets of Class C and Class D shares of each Fund as follows:

Columbia Oregon Intermediate Municipal Bond Fund       0.65%
Columbia Conservative High Yield Fund                  0.85%

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

SHAREHOLDER SERVICES FEES

The Columbia Mid Cap Growth Fund has adopted shareholder services plans that permit the Fund to pay for certain services provided to Class T shareholders by its financial advisors. The annual service fee may equal up to 0.50% annually for Class T shares, but will not exceed the Fund's net investment income attributable to Class T shares. The Columbia Mid Cap Growth Fund does not intend to pay more than 0.30% for annual Class T shareholder services fees.

EXPENSE LIMITS AND FEE REIMBURSEMENTS

Columbia has voluntarily agreed to waive fees and reimburse the Columbia Technology Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.65% annually of the Fund's average daily net assets. This arrangement may be revised or discontinued by Columbia at any time.

CUSTODY CREDITS

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

FEES PAID TO OFFICERS AND DIRECTORS

All officers of the Funds, with the exception of the Funds' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

OTHER

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. This amount is included in "Other expenses" on the Statements of Operations. For the six months ended February 28, 2006, the Funds paid fees to Columbia for such services as follows:

Columbia International Stock Fund                   $  1,537
Columbia Mid Cap Growth Fund                           1,295
Columbia Small Cap Growth Fund I                         827
Columbia Real Estate Equity Fund                       1,244
Columbia Technology Fund                               1,547
Columbia Strategic Investor Fund                       1,048
Columbia Balanced Fund                                   892
Columbia Oregon Intermediate Municipal Bond Fund         968
Columbia Conservative High Yield Fund                  1,721

NOTE 5. PORTFOLIO INFORMATION

For the six months ended February 28, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

                                                           U.S. GOVERNMENT              OTHER INVESTMENT
                                                              SECURITIES                    SECURITIES
                                                     ----------------------------  ------------------------------
                                                       PURCHASES         SALES       PURCHASES         SALES
                                                     -------------  -------------  --------------  --------------
Columbia International Stock Fund                    $          --  $          --  $  804,830,754  $  766,576,473
Columbia Mid Cap Growth Fund                                    --             --     172,742,993     226,820,280
Columbia Small Cap Growth Fund I                                --             --     119,968,051     156,055,713
Columbia Real Estate Equity Fund                                --             --      35,538,162     235,529,432
Columbia Technology Fund                                        --             --     202,563,256     135,553,643
Columbia Strategic Investor Fund                                --             --     121,577,660     139,540,657
Columbia Balanced Fund                                  15,325,781     23,117,769      57,142,199      88,400,449
Columbia Oregon Intermediate Municipal Bond Fund                --             --       5,769,848      17,416,276
Columbia Conservative High Yield Fund                           --             --     210,034,085     427,231,493

For the six months ended February 28, 2006, Columbia Technology Fund had transactions in written options as follows:

                                            NUMBER OF    PREMIUM
                                            CONTRACTS    RECEIVED
                                            ---------    --------
Options Outstanding at August 31, 2005             40    $  3,680
Options Closed                                    (40)     (3,680)
                                            ---------    --------
Options Outstanding at February 28, 2006           --    $     --
                                            ---------    --------

NOTE 6. REDEMPTION FEES

The Columbia International Stock Fund imposes a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 60 days or less. Redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class proportionately for purposes of determining the net asset value of each class. For the six months ended February 28, 2006, the redemption fees for the Class A, Class B, Class C, Class D, Class G and Class Z shares of the Columbia International Stock Fund amounted to $2,893, $635, $268, $12, $59 and $15,340 respectively.

NOTE 7. LINE OF CREDIT

The Funds and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statements of Operations.

For the six months ended February 28, 2006, the average daily loan balance outstanding on days where borrowings existed for the International Stock Fund was $5,535,714 at a weighted average interest rate of 4.80%.

For the six months ended February 28, 2006, the average daily loan balance outstanding on days where borrowings existed for the Columbia Small Cap Growth Fund I was $1,000,000 at a weighted average interest rate of 4.75%.

For the six months ended February 28, 2006, the average daily loan balance outstanding on days where borrowings existed for the Columbia Real Estate Equity Fund was $3,000,000 at a weighted average interest rate of 5.00%.

For the six months ended February 28, 2006, the Funds, other than the Columbia International Stock Fund, Columbia Small Cap Growth Fund I and Columbia Real Estate Equity Fund did not borrow under this arrangement.

NOTE 8. SHARES OF BENEFICIAL INTEREST

As of February 28, 2006, the Funds had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The numbers of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

                                                                    % OF SHARES
                                                      NUMBER OF     OUTSTANDING
                                                     SHAREHOLDERS       HELD
                                                     ------------   ------------
Columbia International Stock Fund                         1             63.0%
Columbia Mid Cap Growth Fund                              1             23.9
Columbia Small Cap Growth Fund I                          1              6.0
Columbia Real Estate Equity Fund                          1             24.3
Columbia Strategic Investor Fund                          1              5.3
Columbia Conservative High Yield Fund                     1             44.8

In addition, as of February 28, 2006, several of the Funds had other shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

                                                                    % OF SHARES
                                                      NUMBER OF     OUTSTANDING
                                                     SHAREHOLDERS      HELD
                                                     ------------   ------------
Columbia Mid Cap Growth Fund                              1             11.8%
Columbia Small Cap Growth Fund I                          1             20.8
Columbia Real Estate Equity Fund                          2             26.3
Columbia Strategic Investor Fund                          1             15.4
Columbia Balanced Fund                                    1             16.1
Columbia Conservative High Yield Fund                     3             17.0

NOTE 9. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

Columbia Oregon Intermediate Municipal Bond Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. The insurers are rated Aaa by Moody's Investors Services, Inc.

At February 28, 2006, private insurers who insured greater than 5% of the total investments of the Columbia Oregon Intermediate Municipal Bond Fund were as follows:

COLUMBIA OREGON MUNICIPAL BOND FUND

                                                          % OF TOTAL
INSURER                                                   INVESTMENTS
------                                                    -----------
Financial Guaranty Insurance Co.                              13.7%
MBIA Insurance Corp.                                          12.1
Financial Security Assurance, Inc.                            11.7
Ambac Assurance Corp.                                          6.7

FOREIGN SECURITIES

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

GEOGRAPHIC CONCENTRATION

Columbia Oregon Intermediate Municipal Bond Fund has greater than 5% of its total investments on February 28, 2006 invested in debt obligations issued by the state of Oregon and its political subdivisions, agencies and public authorities. This Fund is more susceptible to economic and political factors adversely affecting issuers of the state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

INDUSTRY FOCUS

The Funds may focus its investments in certain industries, subjecting them to greater risk than a fund that is more diversified.

ISSUER FOCUS

As non-diversified funds, the Columbia Real Estate Equity Fund, the Columbia Technology Fund and the Columbia Oregon Intermediate Municipal Bond Fund may invest a greater percentage of their total assets in the securities of fewer issuers than a diversified fund. The Funds may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and agreed to by the staff of the SEC. The independent distribution consultant has been in consultation with the Staff, and has submitted a draft proposed plan of distribution, but has not yet submitted a final proposed plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds. As to Columbia, the Distributor and the Trustees of the Columbia Funds, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended February 28, 2006, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Columbia International Stock Fund                   $   7,937
Columbia Mid Cap Growth Fund                            5,217
Columbia Small Cap Growth Fund I                        1,264
Columbia Real Estate Equity Fund                        4,613
Columbia Technology Fund                                  531
Columbia Strategic Investor Fund                        3,066
Columbia Balanced Fund                                  1,792
Columbia Oregon Intermediate Municipal Bond Fund        2,462
Columbia Conservative High Yield Fund                   8,484

NOTE 10. BUSINESS COMBINATIONS & MERGERS

BUSINESS COMBINATIONS AND MERGERS

On October 7, 2005, the Columbia Newport Tiger Fund, a series of a separate Massachusetts business trust, merged into the Columbia International Stock Fund. The Columbia International Stock Fund received a tax-free transfer of assets from the Columbia Newport Tiger Fund as follows:

         SHARES         NET ASSETS       UNREALIZED
         ISSUED         RECEIVED       APPRECIATION(1)
       -----------    --------------   ---------------
        17,616,768    $  280,994,524   $    21,800,458

                        NET ASSETS       NET ASSETS
       NET ASSETS       OF COLUMBIA      OF COLUMBIA
      OF COLUMBIA         NEWPORT       INTERNATIONAL
     INTERNATIONAL      TIGER FUND       STOCK FUND
       STOCK FUND       IMMEDIATELY      IMMEDIATELY
       PRIOR TO           PRIOR TO           AFTER
      COMBINATION       COMBINATION      COMBINATION
     -------------    --------------   ---------------
   $  1,061,242,112   $  280,994,524   $ 1,342,236,636

(1) Unrealized appreciation is included in the Net Assets Received amount shown above.

NOTE 11. SUBSEQUENT EVENT

After the close of business on March 24, 2006, the Funds will be re-domiciled as a new series of the Columbia Funds Series Trust I. Columbia Funds Series Trust I is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

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BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

                                                                 COLUMBIA FUNDS

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the

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nature, extent and quality of services provided supported the continuation of the Agreements.

INVESTMENT PERFORMANCE OF THE FUNDS AND COLUMBIA. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and (vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements.

THE COSTS OF THE SERVICES PROVIDED AND PROFITS REALIZED BY COLUMBIA AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUNDS. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and changes to expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to

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the profitability to Columbia and its affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

OTHER FACTORS. The Trustees also considered other factors, which included but were not limited to the following:

..    the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

..    the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

..    so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

..    the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2006.

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SUMMARY OF MANAGEMENT FEE EVALUATION BY INDEPENDENT FEE CONSULTANT

                                 COLUMBIA FUNDS

                    PREPARED PURSUANT TO THE FEBRUARY 9, 2005
                           ASSURANCE OF DISCONTINUANCE
                              BETWEEN THE OFFICE OF
                     ATTORNEY GENERAL OF NEW YORK STATE AND
                     COLUMBIA MANAGEMENT ADVISORS, INC. AND
                        COLUMBIA FUNDS DISTRIBUTOR, INC.

                                OCTOBER 11, 2005

I. OVERVIEW

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG(1)"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. DUTIES OF THE INDEPENDENT FEE CONSULTANT

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the ...
Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a) Management fees (including any components thereof) charged by other mutual fund companies for like services;

b) Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

c) Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d)  Profit margins of CMA and its affiliates from supplying such services;

e)  Possible economies of scale as the CMA fund grows larger; and

f) The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. SOURCES OF INFORMATION USED IN MY EVALUATION

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1. I collected data on performance, management fees, and expense ratios of both Columbia Funds and

----------
(1) Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

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comparable non-Columbia Funds. The sources of this information were CMG, Lipper
Inc. ("Lipper") and Morningstar Inc. ("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2. I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

3.  I have reviewed data on the organizational structure of CMG in general.

4. I collected information on profitability from Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5. I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6. I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7. I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8. I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved.

In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. QUALIFICATIONS AND INDEPENDENCE

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates. [Resume omitted]

II. EVALUATION OF THE GENERAL PROCESS USED TO NEGOTIATE THE ADVISORY CONTRACT

A. GENERAL CONSIDERATIONS

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG MANAGEMENT INTERVIEWS

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

I have had general discussions and have received information about the management structure of CMG.

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


My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds. When I felt it was appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.

C. TRUSTEES' FEE AND PERFORMANCE EVALUATION PROCESS

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds. This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a. 5th Lipper quintile in actual management fee;

b. 5th Lipper quintile in total expense ratio;

c. Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (actual management fee) totals a number equal to or higher than 8;

e. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8; and

f. Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. FINDINGS

My findings based on my work as IFC are as follows:

1. The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2. Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3. Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed.

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


   Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4. Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5. Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing.

My work is ongoing and my views may develop over time in light of new information and analysis.


Respectfully submitted,
Erik R. Sirri

                                                                 COLUMBIA FUNDS

COLUMBIA FUNDS

                   GROWTH FUNDS    Columbia Acorn Fund
                                   Columbia Acorn Select
                                   Columbia Acorn USA
                                   Columbia Growth Stock Fund
                                   Columbia Large Cap Growth Fund
                                   Columbia Marsico 21st Century Fund
                                   Columbia Marsico Focused Equities Fund
                                   Columbia Marsico Growth Fund
                                   Columbia Marsico Mid Cap Growth Fund
                                   Columbia Mid Cap Growth Fund
                                   Columbia Small Cap Growth Fund I
                                   Columbia Small Cap Growth Fund II
                                   Columbia Small Company Equity Fund

                     CORE FUNDS    Columbia Common Stock Fund
                                   Columbia Large Cap Core Fund
                                   Columbia Small Cap Core Fund
                                   Columbia Young Investor Fund

                    VALUE FUNDS    Columbia Disciplined Value Fund
                                   Columbia Dividend Income Fund
                                   Columbia Large Cap Value Fund
                                   Columbia Mid Cap Value Fund
                                   Columbia Small Cap Value Fund I
                                   Columbia Small Cap Value Fund II
                                   Columbia Strategic Investor Fund

  ASSET ALLOCATION/HYBRID FUNDS    Columbia Asset Allocation Fund
                                   Columbia Asset Allocation Fund II
                                   Columbia Balanced Fund
                                   Columbia Liberty Fund
                                   Columbia LifeGoal(TM) Balanced Growth
                                   Portfolio
                                   Columbia LifeGoal(TM) Growth Portfolio
                                   Columbia LifeGoal(TM) Income Portfolio
                                   Columbia LifeGoal(TM) Income and Growth
                                   Portfolio
                                   Columbia Thermostat Fund

                    INDEX FUNDS    Columbia Large Cap Enhanced Core Fund
                                   Columbia Large Cap Index Fund
                                   Columbia Mid Cap Index Fund
                                   Columbia Small Cap Index Fund

               TAX-MANAGED FUND    Columbia Tax-Managed Growth Fund

                SPECIALTY FUNDS    Columbia Convertible Securities Fund
                                   Columbia Real Estate Equity Fund
                                   Columbia Technology Fund
                                   Columbia Utilities Fund

     GLOBAL/INTERNATIONAL FUNDS    Columbia Acorn International
                                   Columbia Acorn International Select
                                   Columbia Global Value Fund
                                   Columbia Greater China Fund
                                   Columbia International Stock Fund
                                   Columbia International Value Fund
                                   Columbia Marsico International Opportunities
                                   Fund
                                   Columbia Multi-Advisor International Equity
                                   Fund
                                   Columbia World Equity Fund

             TAXABLE BOND FUNDS    Columbia Conservative High Yield Fund
                                   Columbia Core Bond Fund
                                   Columbia Federal Securities Fund
                                   Columbia High Income Fund
                                   Columbia High Yield Opportunity Fund
                                   Columbia Income Fund
                                   Columbia Intermediate Bond Fund
                                   Columbia Intermediate Core Bond Fund
                                   Columbia Short Term Bond Fund
                                   Columbia Strategic Income Fund
                                   Columbia Total Return Bond Fund
                                   Columbia U.S. Treasury Index Fund

          TAX-EXEMPT BOND FUNDS    Columbia California Tax-Exempt Fund
                                   Columbia California Intermediate Municipal
                                   Bond Fund
                                   Columbia Connecticut Tax-Exempt Fund
                                   Columbia Connecticut Intermediate Municipal
                                   Bond Fund
                                   Columbia Florida Intermediate Municipal Bond
                                   Fund
                                   Columbia Georgia Intermediate Municipal Bond
                                   Fund
                                   Columbia High Yield Municipal Fund
                                   Columbia Intermediate Municipal Bond Fund
                                   Columbia Massachusetts Intermediate Municipal
                                   Bond Fund
                                   Columbia Massachusetts Tax-Exempt Fund
                                   Columbia Maryland Intermediate Municipal Bond
                                   Fund
                                   Columbia Municipal Income Fund
                                   Columbia North Carolina Intermediate
                                   Municipal Bond Fund
                                   Columbia New York Tax-Exempt Fund
                                   Columbia New Jersey Intermediate Municipal
                                   Bond Fund
                                   Columbia New York Intermediate Municipal Bond
                                   Fund
                                   Columbia Oregon Intermediate Municipal Bond
                                   Fund
                                   Columbia Rhode Island Intermediate Municipal
                                   Bond Fund
                                   Columbia South Carolina Intermediate
                                   Municipal Bond Fund
                                   Columbia Short Term Municipal Bond Fund
                                   Columbia Tax-Exempt Fund
                                   Columbia Tax-Exempt Insured Fund
                                   Columbia Texas Intermediate Municipal Bond
                                   Fund
                                   Columbia Virginia Intermediate Municipal Bond
                                   Fund

             MONEY MARKET FUNDS    Columbia California Tax-Exempt Reserves
                                   Columbia Cash Reserves
                                   Columbia Connecticut Municipal Reserves
                                   Columbia Government Plus Reserves
                                   Columbia Government Reserves
                                   Columbia Massachusetts Municipal Reserves
                                   Columbia Money Market Reserves
                                   Columbia Municipal Reserves
                                   Columbia New York Tax-Exempt Reserves
                                   Columbia Prime Reserves
                                   Columbia Tax-Exempt Reserves
                                   Columbia Treasury Reserves

     For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

     Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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


IMPORTANT INFORMATION ABOUT THIS REPORT

                                                                 COLUMBIA FUNDS

TRANSFER AGENT
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

DISTRIBUTOR
Columbia Management
Distributors, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR
Columbia Management Advisors, LLC 100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

                                      161

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[GRAPHIC]

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reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

COLUMBIA FUNDS SEMIANNUAL REPORT, FEBRUARY 28, 2006

COLUMBIA MANAGEMENT.

(C)2006 COLUMBIA MANAGEMENT DISTRIBUTORS, INC.
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
800.345.6611 www.columbiafunds.com

                                                                  PRSRT STD
                                                                U.S. POSTAGE
                                                                    PAID
                                                                HOLLISTON, MA
                                                                PERMIT NO. 20

                                             SHC-44/107435-0206 (04/06) 06/10741

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I


By (Signature and Title)  /S/ Christopher L. Wilson
                          ----------------------------------------
                          Christopher L. Wilson, President

Date April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)  /S/ Christopher L. Wilson
                          ----------------------------------------
                          Christopher L. Wilson, President

Date April 26, 2006


By (Signature and Title)  /S/ J. Kevin Connaughton
                          ----------------------------------------
                          J. Kevin Connaughton, Treasurer

Date April 26, 2006